UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

THE HUNTINGTON FUNDS

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300 Attn: Huntington Funds Officer Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Michelle Forgach, Esq. The Huntington National Bank 41 South High Street Columbus, OH 43287

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Reports to Stockholders.

Semi-Annual

Shareholder

Report

Money Market Funds

Huntington Tax-Free Money Market Fund

Huntington Money Market Fund

Huntington Ohio Municipal Money Market Fund

Huntington U.S. Treasury Money Market Fund

Equity Funds

Huntington Disciplined Equity Fund

Huntington Dividend Capture Fund

Huntington Global Select Markets Fund

Huntington Growth Fund

Huntington Income Equity Fund

Huntington International Equity Fund

Huntington Macro 100 Fund

Huntington Mid Corp America Fund

Huntington Real Strategies Fund

Huntington Rotating Markets Fund

Huntington Situs Fund

Huntington Technical Opportunities Fund

Income Funds

Huntington Fixed Income Securities Fund

Huntington Intermediate Government Income Fund

Huntington Mortgage Securities Fund

Huntington Ohio Tax-Free Fund

Huntington Short/Intermediate Fixed Income Securities Fund

Asset Allocation Funds

Huntington Balanced Allocation Fund

Huntington Conservative Allocation Fund

Huntington Growth Allocation Fund

June 30, 2012

CLASS A SHARES

TRUST SHARES

Huntington Tax-Free Money Market Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Medical	25.2%
General Obligation	22.0%
Higher Education	14.4%
Multifamily Housing	14.3%
Development	8.5%
Cash	8.1%
School District	5.8%
Water	1.5%
Airport	0.2%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

Municipal Bonds — 91.8%
Colorado — 0.6%
$500,000	Colorado Housing & Finance Authority Revenue, Series A, (Fannie Mae Ins.), 0.170%, 10/15/16 (a)	$500,000
Florida — 14.6%
800,000	Broward County, FL, Education Facilities Authority Revenue, (LOC - Bank of America N.A.), 0.330%, 4/1/20 (a)	800,000
1,365,000	Broward County, FL, Housing Finance Authority Revenue, (Freddie Mac Ins.), 0.180%, 12/1/29 (a)	1,365,000
400,000	Jacksonville, FL, Health Facilities Authority Revenue, Baptist Medical Center Project, (LOC - Wells Fargo Bank N.A.), 0.170%, 8/15/21 (a)	400,000
600,000	Jacksonville, FL, Health Facilities Authority Revenue, Baptist Medical Center Project, (LOC - Wells Fargo Bank N.A.), 0.170%, 8/15/27 (a)	600,000
700,000	North Broward, FL, Hospital District Revenue, (MBIA Ins. LOC - Wachovia Bank N.A.), 0.150%, 1/15/27 (a)	700,000
200,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.250%, 5/1/25 (a)	200,000
1,050,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.250%, 3/1/30 (a)	1,050,000

Principal Amount		Value

Municipal Bonds — (Continued)
Florida — (Continued)
$700,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.190%, 11/1/36 (a)	$700,000
2,625,000	Pinellas County, FL, Health Facilities Authority Revenue, Series A-1, (AGM Ins.), 0.160%, 11/1/38 (a)	2,625,000
2,100,000	Sarasota County, FL, Public Hospital District Hospital Revenue, Sarasota Memorial Hospital, Series A, (LOC - Northern Trust Co.), 0.160%, 7/1/37 (a)	2,100,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 0.180%, 1/15/32 (a)	1,100,000
		11,640,000
Georgia — 1.9%
1,500,000	Cobb County, GA, Housing Authority, Tamarron Apartments, (Fannie Mae Ins.), 0.200%, 3/1/24 (a)	1,500,000
Indiana — 1.5%
1,200,000	Indiana State Development Finance Authority Revenue, (LOC - JPMorgan Chase Bank), 0.170%, 11/1/35 (a)	1,200,000
Iowa — 1.9%
600,000	Iowa State Finance Authority, Health Facilities Authority Revenue, Series B, 0.170%, 2/15/35 (a)	600,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Tax-Free Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Iowa — (Continued)
$900,000	Iowa State Finance Authority, Health Facilities Authority Revenue, Series A, 0.170%, 2/15/35 (a)	$900,000
		1,500,000
Minnesota — 6.3%
1,995,000	Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, Health Care Revenue, Allina Health Systems, Series B-1, (LOC - JPMorgan Chase Bank), 0.170%, 11/15/35 (a)	1,995,000
1,000,000	Minneapolis, MN, Housing Development Revenue, 0.180%, 9/1/26 (a)	1,000,000
2,000,000	Richfield, MN, Housing Revenue, Woodlake Richfield Apartments Project, (LOC - Wells Fargo Bank N.A.), 0.170%, 10/1/53 (a)	2,000,000
		4,995,000
Missouri — 11.2%
3,075,000	Missouri State Health & Educational Facilities Authority Revenue, Washington University, Series B, (LOC - Wells Fargo Bank N.A.), 0.140%, 2/15/34 (a)	3,075,000
200,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series A-1, (LOC - Wells Fargo Bank N.A.), 0.160%, 10/1/35 (a)	200,000
2,000,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series A-2, (LOC - Wells Fargo Bank N.A.), 0.160%, 10/1/35 (a)	2,000,000
2,750,000	Missouri State Health & Educational Facilities Authority Revenue, St. Louis University, Series B-2, (LOC - Bank of America N.A.), 0.160%, 10/1/35 (a)	2,750,000
945,000	Missouri State Health & Educational Facilities Authority Revenue, BJC Health System, Series B, (SPA - U.S. Bank N.A.), 0.140%, 5/15/38 (a)	945,000
		8,970,000
Nebraska — 1.4%
1,100,000	Nebraska Educational Finance Authority Revenue, Creighton University, (LOC - JPMorgan Chase Bank), 0.170%, 7/1/35 (a)	1,100,000

Principal Amount		Value

Municipal Bonds — (Continued)
New York — 2.9%
$1,000,000	New York City Municipal Water Finance Authority Revenue, 0.150%, 6/15/33 (a)	$1,000,000
1,300,000	New York State Housing Finance Agency Revenue, (Fannie Mae Ins.), 0.140%, 5/15/39 (a)	1,300,000
		2,300,000
North Carolina — 12.5%
1,990,000	Cary, NC, Various Public Improvements, G.O., (SPA - JPMorgan Chase Bank), 0.180%, 6/1/27 (a)	1,990,000
3,700,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series B, (LOC - U.S. Bank N.A.), 0.130%, 1/15/26 (a)	3,700,000
3,400,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series H, (LOC - Wells Fargo Bank N.A.), 0.130%, 1/15/45 (a)	3,400,000
500,000	New Hanover County, NC, Hospital Revenue, Series A-1, (AGM Ins. SPA - Wachovia Bank N.A.), 0.550%, 10/1/23 (a)	500,000
400,000	New Hanover County, NC, Hospital Revenue, Series B-1, (AGM Ins.), 0.550%, 10/1/26 (a)	400,000
		9,990,000
Ohio — 19.5%
2,000,000	Bath, OH, Local School District, G.O., 1.250%, 11/15/12	2,005,942
425,000	Butler County, OH, Capital Funding Revenue Bond, Series A, (LOC - U.S. Bank N.A.), 0.180%, 6/1/35 (a)	425,000
200,000	Butler County, OH, Port Authority Economic Development Facilities Lease Revenue, Great Miami Valley YMCA, (LOC - JPMorgan Chase Bank), 0.220%, 9/1/37 (a)	200,000
160,000	Columbia, OH, Local School District, G.O., (AGM Ins.), 1.500%, 11/1/12	160,465
150,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.180%, 3/1/34 (a)	150,000
500,000	Deerfield Township, OH, Various Purposes, G.O., 1.250%, 11/1/12	500,833

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Tax-Free Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$875,000	Euclid, OH, Various Purposes, G.O., 1.250%, 6/13/13	$879,126
1,160,000	Franklin County, OH, Industrial Development Revenue, (SPA - JPMorgan Chase Bank), 0.230%, 11/1/14 (a)	1,160,000
800,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.170%, 12/1/21 (a)	800,000
220,000	Harrison, OH, G.O., 2.950%, 12/6/12	221,642
430,000	Maple Heights, OH, City School District, G.O., 1.250%, 4/11/13	432,161
1,000,000	Marion, OH, Various Purposes, G.O., 1.500%, 7/19/12	1,000,243
345,000	Milford, OH, Exempt Village School District, G.O., 3.000%, 12/1/12	348,674
800,000	Newark, OH, Various Purposes, G.O., 1.300%, 10/3/12	801,745
165,000	Northwestern, OH, Water & Sewer District, Water Resource Revenue, (AGM Ins.), 2.000%, 12/1/12	166,014
725,000	Norton, OH, G.O., 2.000%, 8/23/12	726,039
2,000,000	Ohio State University, Infrastructure Improvements, G.O., Series B, 0.150%, 8/1/21 (a)	2,000,000
1,000,000	Pataskala, OH, Various Purposes, G.O., 1.500%, 3/28/13	1,007,360
355,000	Springfield, OH, Various Purposes, G.O., 2.000%, 6/1/13	358,387
1,500,000	Union Township, OH, Various Purposes, G.O., 1.125%, 9/12/12	1,501,410
750,000	Vermilion, OH, Various Purposes, G.O., 1.625%, 10/25/12	751,469
		15,596,510
Pennsylvania — 0.5%
400,000	Allegheny County, PA, Hospital Revenue, UPMC Senior Living Corp., (Fannie Mae Ins.), 0.180%, 7/15/28 (a)	400,000
Tennessee — 2.0%
1,625,000	Jackson, TN, Health Educational & Housing Facility Board Multifamily Revenue, (Fannie Mae Ins.), 0.180%, 5/15/31 (a)	1,625,000

Principal Amount		Value

Municipal Bonds — (Continued)
Texas — 6.7%
$200,000	Austin, TX, Housing Finance Corp., Multifamily Housing Revenue, Stassney Woods Apartments, Series A, (Fannie Mae Ins., LOC - JPMorgan Chase Bank), 0.180%, 10/15/32 (a)	$200,000
1,000,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-1, (LOC - JPMorgan Chase & Co.,), 0.170%, 9/1/31 (a)	1,000,000
2,100,000	Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series B-2, (LOC - JPMorgan Chase & Co.), 0.170%, 9/1/31 (a)	2,100,000
900,000	Katy, TX, Independent School District, G.O., 0.330%, 8/15/33 (a)	900,000
1,110,000	Travis County, TX, Housing Finance Corp., Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.180%, 2/15/34 (a)	1,110,000
		5,310,000
Virginia — 6.6%
850,000	Arlington County, VA, Industrial Development Authority Revenue, Series A, (Fannie Mae Ins.), 0.180%, 3/1/35 (a)	850,000
825,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.180%, 10/15/32 (a)	825,000
1,275,000	Roanoke, VA , Economic Development Authority, Hospital Revenue, Series A-2, 0.170%, 7/1/36 (a)	1,275,000
2,000,000	Roanoke, VA, Economic Development Authority, Hospital Revenue, Series A-1, 0.170%, 7/1/36 (a)	2,000,000
350,000	Virginia Commonwealth University Revenue, Series A, (LOC - Wells Fargo Bank N.A.), 0.170%, 11/1/30 (a)	350,000
		5,300,000
Washington — 1.7%
1,330,000	Washington Economic Development Finance Authority Revenue, Pioneer Human Services, 0.170%, 9/1/18 (a)	1,330,000
Total Municipal Bonds (Cost $73,256,510)		73,256,510

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Tax-Free Money Market Fund	(Continued)

Shares		Value

Cash Equivalents — 8.1%
3,250,000	FFI Institutional Tax-Exempt Fund 0.010% (b)	$3,250,000
3,184,298	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I 0.010% (b)	3,184,298
Total Cash Equivalents (Cost $6,434,298)		6,434,298
Total Investments (Cost $79,690,808) — 99.9%		79,690,808
Other Assets in Excess of Liabilities — 0.1%		84,168
Net Assets — 100.0%		$79,774,976
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2012. Date shown represents final maturity date.

(b)	Rate disclosed is the seven day yield as of June 30, 2012.

AMBAC — American Municipal Bond Assurance Corp.

BAN — Bond Anticipation Note

FNMA — Federal National Mortgage Association

G.O. — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

SPA — Standby Purchase Agreement

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Money Market Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Commercial Paper	25.0%
U.S. Government Agencies	19.1%
Cash	15.8%
Municipal Bonds	15.7%
Yankee Certificates of Deposit	10.5%
Corporate Bonds	8.9%
Repurchase Agreements	5.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

Commercial Paper — 25.0%
$10,000,000	Australia & New Zealand Banking Group Ltd., 0.661%, 10/24/12 (a) (b)	$10,000,000
5,000,000	Australia & New Zealand Banking Group Ltd., 0.295%, 11/26/12 (a) (b)	4,999,619
15,000,000	Bank of Nova Scotia, 0.220%, 7/2/12	14,999,819
5,000,000	Coca Cola Co., 0.129%, 8/10/12	4,999,278
5,000,000	Dell, Inc., 0.180%, 7/9/12	4,999,778
5,000,000	Du Pont (E.I.) de Nemours & Co., 0.200%, 8/21/12	4,998,583
5,000,000	Emerson Electric Co., 0.110%, 7/6/12	4,999,910
5,000,000	HSBC Bank PLC, 0.626%, 10/1/12	4,992,078
5,000,000	Medtronic, Inc., 0.118%, 7/27/12	4,999,567
5,000,000	PepsiCo, Inc., 0.120%, 8/23/12	4,999,117
5,000,000	Standard Chartered PLC, 0.549%, 1/18/13	4,984,925
10,000,000	Standard Chartered PLC, 0.669%, 4/12/13 (c)	10,000,000
5,000,000	Toronto Dominion Bank, 0.201%, 9/13/12	4,997,944
5,000,000	WalMart Stores, Inc., 0.129%, 8/6/12	4,999,350
5,000,000	Walt Disney Co./The, 0.119%, 7/10/12	4,999,837
Total Commercial Paper (Cost $94,969,805)		94,969,805
U.S. Government Agencies — 19.1%
Federal Farm Credit Bank — 15.1%
10,000,000	0.200%, 7/6/12 (c)	10,000,000
7,500,000	0.196%, 7/27/12 (c)	7,500,000
10,000,000	0.200%, 9/28/12 (c)	10,000,984
10,000,000	0.236%, 3/6/13 (c)	10,002,028
10,000,000	0.176%, 4/16/13 (c)	10,000,785

Principal Amount or Shares		Value

U.S. Government Agencies — (Continued)
Federal Farm Credit Bank — (Continued)
$10,000,000	0.190%, 6/20/13 (c)	$9,999,020
		57,502,817
Federal Home Loan Bank — 4.0%
15,000,000	0.200%, 7/18/12 (c)	14,999,929
Total U.S. Government Agencies (Cost $72,502,746)		72,502,746
Cash Equivalents — 15.8%
25,000,000	Barclays PLC Euro Deposit, 0.020% (c)	25,000,000
30,000,000	Fidelity Institutional Money Market Portfolio, 0.220% (c)	30,000,000
5,000,000	Flex-Funds - The Money Market Fund - Institutional Class, 0.170% (c)	5,000,000
Total Cash Equivalents (Cost $60,000,000)		60,000,000
Municipal Bonds — 15.7%
Kentucky — 2.5%
9,600,000	Carroll County, KY, Solid Waste Disposal Revenue, BPB Acquisition Project, (LOC - Bank of America N.A.), AMT, 0.250%, 5/1/31 (c)	9,600,000
New York — 1.6%
6,000,000	New York State Local Government Assistance Corp. Revenue, Series B, (SPA - JPMorgan Chase Bank), 0.150%, 4/1/21 (c)	6,000,000
North Carolina — 3.7%
4,500,000	Charlotte, NC, Special Obligation Revenue, Uptown Project, (SPA - Wachovia Bank N.A.), 0.210%, 6/1/21 (c)	4,500,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
North Carolina — (Continued)
$4,700,000	North Carolina Capital Facilities Finance Agency Education Facilities Revenue, (LOC - Branch Banking & Trust), 0.190%, 10/1/34 (c)	$4,700,000
5,000,000	Winston-Salem, NC, Water & Sewer Systems Revenue, Series B, (SPA - Branch Banking & Trust), 0.180%, 6/1/30 (c)	5,000,000
		14,200,000
Ohio — 6.6%
5,000,000	Franklin County, OH, Hospital Revenue, OhioHealth Facilities, Series B, (SPA - Barclays Bank PLC), 0.150%, 11/15/41 (c)	5,000,000
5,000,000	Hamilton County, OH, Hospital Facilities Revenue, 0.160%, 5/15/37 (c)	5,000,000
15,000,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series I, (SPA - Citibank N.A.), AMT, 0.280%, 9/1/36 (c)	15,000,000
		25,000,000
Texas — 1.3%
5,000,000	Texas State Department of Housing & Community Affairs Multifamily Housing Revenue, (LOC - Citibank N.A.), AMT, 0.210%, 5/1/40 (c)	5,000,000
Total Municipal Bonds (Cost $59,800,000)		59,800,000
Yankee Certificates of Deposit — 10.5%
15,000,000	Bank of Montreal, 0.170%, 8/21/12	15,000,000
15,000,000	Canadian Imperial Bank of Commerce of New York, 0.666%, 7/17/12 (c)	15,001,111
10,000,000	Toronto Dominion Bank, 0.466%, 2/4/13 (c)	10,000,000
Total Yankee Certificates of Deposit (Cost $40,001,111)		40,001,111
Corporate Bonds — 8.9%
Financials — 7.6%
5,666,000	General Electric Capital Corp., Series A, GMTN, 5.250%, 10/19/12	5,747,751

Principal Amount		Value

Corporate Bonds — (Continued)
Financials — (Continued)
$5,000,000	Golden West Financial Corp., 4.750%, 10/1/12	$5,054,584
5,000,000	John Deere Capital Corp., MTN, 5.250%, 10/1/12	5,059,848
7,700,000	JPMorgan Chase & Co, Series 3, 0.712%, 12/26/12 (FDIC Guaranteed) (c)	7,720,358
5,095,000	JPMorgan Chase & Co., MTN, 1.117%, 2/26/13 (c)	5,116,355
		28,698,896
Industrials — 1.3%
5,000,000	Caterpillar, Inc., Series B, 0.567%, 11/21/12 (c)	5,005,150
Total Corporate Bonds (Cost $33,704,046)		33,704,046
Repurchase Agreements — 5.0%
19,192,500	Morgan Stanley, 0.170%, dated 6/29/12, due 7/2/12, repurchase price $19,192,772 (collateralized by Federal Home Loan Bank, 0.190%, 3/25/13, market value $19,584,289)	19,192,500
Total Repurchase Agreements (Cost $19,192,500)		19,192,500
Total Investments (Cost $380,170,208) — 100.0%		380,170,208
Other Assets in Excess of Liabilities — 0.0%		185,368
Net Assets — 100.0%		$380,355,576
(a)	Illiquid security

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2012. Date shown represents final maturity date.

AMT — Subject to alternative minimum tax

FDIC — Federal Deposit Insurance Corp.

GMTN — Global Medium Term Note

LOC — Letter of Credit

MTN — Medium Term Note

SPA — Standby Purchase Agreement

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Higher Education	45.4%
Medical	29.5%
General Obligation	15.0%
School District	4.7%
Development	3.0%
Pollution	1.0%
Cash	1.0%
Water	0.2%
Multifamily Housing	0.1%
Airport	0.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

Municipal Bonds — 97.6%
Ohio — 97.6%
$150,000	Ada, OH, Exempted School District, G.O., 1.000%, 12/1/12	$150,312
500,000	Akron, OH, Health Benefit Claims, BAN, 1.375%, 3/14/13	502,525
3,615,000	Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, Series B, (LOC - JPMorgan Chase Bank), 0.170%, 10/1/31 (a)	3,615,000
630,000	Allen County, OH, Hospital Facilities Revenue, Catholic Healthcare, Series A, (LOC - Bank of America N.A.), 0.210%, 10/1/31 (a)	630,000
270,000	Alliance, OH, Refunding Various Purpose Improvements, G.O., 1.000%, 12/1/12	270,560
1,500,000	Bath, OH, Local School District, G.O., 1.250%, 11/15/12	1,504,456
1,135,000	Butler County, OH, Capital Funding Revenue Bond, Series A, (LOC - U.S. Bank N.A.), 0.180%, 6/1/35 (a)	1,135,000
245,000	Cleveland, OH, Municipal School District, G.O., (SPA - student credit program), 2.000%, 12/1/12	246,068
2,715,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - JPMorgan Chase Bank), 0.160%, 1/1/37 (a)	2,715,000

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$3,040,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, Carnegie/96th Research Building Project, (LOC - JPMorgan Chase Bank), 0.180%, 1/1/37 (a)	$3,040,000
550,000	Cleveland, OH, Cuyahoga County Port Authority Educational Facilities Revenue, (LOC - JPMorgan Chase Bank), 0.170%, 4/1/38 (a)	550,000
3,610,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.180%, 7/1/35 (a)	3,610,000
4,675,000	Columbus, OH, G.O., Series 1, 0.160%, 12/1/26 (a)	4,675,000
945,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.180%, 3/1/34 (a)	945,000
370,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.180%, 12/1/36 (a)	370,000
5,030,000	Cuyahoga County, OH, Revenue, Cleveland Clinic - Subseries B3, (SPA - Bank of America N.A.), 0.160%, 1/1/39 (a)	5,030,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$6,100,000	Cuyahoga County, OH, Revenue, Cleveland Clinic - Subseries B1, (SPA - JPMorgan Chase Bank), 0.160%, 1/1/39 (a)	$6,100,000
1,000,000	Deerfield Township, OH, Various Purposes, G.O., 1.250%, 11/1/12	1,001,666
400,000	East Knox, OH, Local School District, G.O., 1.750%, 2/7/13	403,003
1,100,000	Elyria, OH, G.O., 1.000%, 6/6/13	1,104,068
1,000,000	Euclid, OH, Various Purposes, G.O., 1.250%, 6/13/13	1,004,715
200,000	Fairless, OH, Local School District, G.O., 2.000%, 12/1/12	201,294
1,135,000	Franklin County, OH, Industrial Development Revenue, (SPA - JPMorgan Chase Bank), 0.230%, 11/1/14 (a)	1,135,000
700,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.170%, 12/1/21 (a)	700,000
150,000	Franklin County, OH, Nationwide Hospital Revenue, Series G, (SPA - JPMorgan Chase Bank), 0.160%, 5/1/29 (a)	150,000
5,000,000	Franklin County, OH, OhioHealth Facilities Revenue, Series A, (SPA - Barclays Bank PLC), 0.150%, 11/15/41 (a)	5,000,000
2,055,000	Hamilton County, OH, Economic Development Revenue, Samuel W. Bell Home for Sightless, Inc. Project, (LOC - U.S. Bank N.A.), 0.190%, 4/1/22 (a)	2,055,000
4,990,000	Hamilton County, OH, Parking Facility Improvements Revenue, (LOC - U.S. Bank N.A.), 0.190%, 12/1/26 (a)	4,990,000
1,210,000	Hamilton County, OH, Hospital Facilities Revenue, Children’s Hospital Medical Center, (LOC - JPMorgan Chase Bank), 0.180%, 5/15/28 (a)	1,210,000
200,000	Hebron, OH, Waterworks Revenue, 1.500%, 12/1/12	200,833
110,000	Independence, OH, Local School District, G.O., 1.000%, 12/1/12	110,229

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$5,600,000	Kent State University, OH, General Receipts Revenue, Series B, (LOC - Bank of America N.A.), 0.300%, 5/1/32 (a)	$5,600,000
205,000	Licking Heights, OH, Local School District, G.O., 2.000%, 12/1/12	206,193
750,000	Maple Heights, OH, City School District, G.O., 1.250%, 4/11/13	753,770
255,000	Martins Ferry, OH, City School District, G.O., 1.000%, 12/1/12	255,423
1,150,000	Marysville, OH, Firestation Construction Notes, G.O., 1.250%, 10/25/12	1,152,171
100,000	Maumee, OH, Fallen Timbers Capital Improvements, G.O., 2.000%, 12/1/12	100,624
150,000	Medina County, OH, Library District, G.O., 2.000%, 12/1/12	150,936
1,200,000	Montgomery County, OH, Revenue, Various Catholic Health, Series B-1, (SPA - Bank of NY Mellon), 0.170%, 3/1/27 (a)	1,200,000
6,450,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series B, (SPA - JPMorgan Chase Bank), 0.170%, 11/15/45 (a)	6,450,000
5,400,000	Montgomery County, OH, Revenue, Miami Valley Hospital, Series C, (SPA - JPMorgan Chase Bank), 0.150%, 11/15/45 (a)	5,400,000
500,000	Morrow County, OH, G.O., 1.500%, 1/17/13	502,718
525,000	Newark, OH, Various Purposes, G.O., 1.300%, 10/3/12	526,145
1,060,000	Ohio Air Quality Development Authority Refunding Revenue, Series B, (LOC - UBS AG), 0.190%, 3/1/23 (a)	1,060,000
5,100,000	Ohio Air Quality Development Authority Refunding Revenue, Series B, (LOC - Bank of Nova Scotia), 0.160%, 2/1/26 (a)	5,100,000
400,000	Ohio Housing Finance Agency Multifamily Revenue, (Housing Chambrel at Montrose), Series F, (Fannie Mae Ins.), 0.180%, 11/15/32 (a)	400,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$4,150,000	Ohio State, Infrastructure Improvements, G.O., Series B, 0.160%, 8/1/17 (a)	$4,150,000
8,740,000	Ohio State, Infrastructure Improvements, G.O., Series D, 0.160%, 2/1/19 (a)	8,740,000
2,000,000	Ohio State, Infrastructure Improvements, G.O., Series A, 0.160%, 2/1/23 (a)	2,000,000
2,820,000	Ohio State, G.O., Series B, 0.150%, 3/15/25 (a)	2,820,000
420,000	Ohio State, School Improvements, G.O., Series A, 0.150%, 3/15/25 (a)	420,000
7,570,000	Ohio State, G.O., Series C, 0.160%, 6/15/26 (a)	7,570,000
925,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, (LOC - U.S. Bank N.A.), 0.160%, 5/1/15 (a)	925,000
1,335,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.190%, 12/1/24 (a)	1,335,000
480,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.190%, 12/1/32 (a)	480,000
650,000	Ohio State Higher Educational Facilities Revenue, Dominican University Project, (LOC - JPMorgan Chase Bank), 0.190%, 12/1/37 (a)	650,000
500,000	Ohio State Higher Educational Facilities Revenue, Case Western Reserve, Series B-1, (LOC - Bank of America N.A.), 0.170%, 12/1/44 (a)	500,000
5,000,000	Ohio State Higher Educational Facilities Revenue, Case Western Reserve, Series B-2, (LOC - Bank of America N.A.), 0.150%, 12/1/44 (a)	5,000,000
4,665,000	Ohio State University, Infrastructure Improvements, G.O., Series B, 0.150%, 8/1/21 (a)	4,665,000

Principal Amount or Shares		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$3,560,000	Ohio State University, General Receipts Revenue, (SPA - Huntington National Bank), 0.140%, 12/1/27 (a)	$3,560,000
110,000	Ohio State University, Revenue, Series B, 0.160%, 12/1/28 (a)	110,000
2,200,000	Ohio State University, Revenue, Series B, 0.150%, 6/1/35 (a)	2,200,000
425,000	Olmsted Falls, OH, City School District, G.O., 1.800%, 12/6/12	426,452
240,000	Paulding County, OH, G.O., 2.750%, 9/6/12	240,872
100,000	Perry County, OH, Various Purposes, G.O., 2.000%, 12/1/12	100,519
265,000	Springfield, OH, Various Purposes, G.O., 2.000%, 12/1/12	266,428
1,815,000	Vermilion, OH, Various Purposes, G.O., 1.625%, 10/25/12	1,818,555
250,000	Wapakoneta, OH, City School District, G.O., 1.500%, 5/1/13	251,758
Total Municipal Bonds (Cost $131,442,293)		131,442,293
Cash Equivalents — 2.3%
1,000,000	FFI Institutional Tax-Exempt Fund 0.010% (b)	1,000,000
2,162,882	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I 0.010% (b)	2,162,882
Total Cash Equivalents (Cost $3,162,882)		3,162,882
Total Investments (Cost $134,605,175) — 99.9%		134,605,175
Other Assets in Excess of Liabilities — 0.1%		77,131
Net Assets — 100.0%		$134,682,306
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2012. Date shown represents final maturity date.

(b)	Rate disclosed is the seven day yield as of June 30, 2012.

AMBAC — American Municipal Bond Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

G.O. — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

SPA — Standby Purchase Agreement

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington U.S. Treasury Money Market Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
U.S. Treasury Obligations	65.5%
Repurchase Agreements	34.5%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

U.S. Treasury Obligations — 65.5%
U.S. Treasury Bills — 65.5%
$20,000,000	0.070%, 7/5/12	$19,999,839
19,198,000	0.150%, 7/12/12	19,197,569
25,000,000	0.140%, 7/19/12	24,999,200
20,000,000	0.080%, 7/26/12	19,998,976
25,000,000	0.060%, 8/2/12	24,998,067
5,000,000	0.070%, 8/9/12	4,999,458
10,000,000	0.060%, 8/16/12	9,998,754
15,000,000	0.090%, 9/6/12	14,997,753
30,000,000	0.100%, 9/13/12	29,992,772
5,000,000	0.100%, 10/4/12	4,998,111
5,000,000	0.080%, 10/11/12	4,997,946
5,000,000	0.120%, 10/25/12	4,997,986
10,000,000	0.140%, 11/1/12	9,995,046
5,000,000	0.100%, 11/15/12	4,997,193
10,000,000	0.160%, 12/13/12	9,993,583
Total U.S. Treasury Obligations (Cost $209,162,253)		209,162,253
Repurchase Agreements — 34.5%
30,000,000	Barclays Capital, 0.08%, dated 6/25/12, due 7/2/12, repurchase price $30,000,467 (collateralized by U.S. Treasury Note, 2.375%, 9/30/14, market value $30,474,092)	30,000,000

Principal Amount		Value

Repurchase Agreements — (Continued)
$30,000,000	Goldman Sachs, 0.10%, dated 6/25/12, due 7/3/12, repurchase price $30,000,667 (collateralized by U.S. Treasury Bonds, 3.500%, 2/15/39, market value $30,391,963)	$30,000,000
50,222,500	Morgan Stanley, 0.16%, dated 6/29/12, due 7/2/12, repurchase price $50,223,170 (collateralized by U.S. Treasury Note, 0.875%, 12/31/16, market value $51,682,654)	50,222,500
Total Repurchase Agreements (Cost $110,222,500)		110,222,500
Total Investments (Cost $319,384,753) — 100.0%		319,384,753
Liabilities in Excess of Other Assets — (0.0)%		(16,916)
Net Assets — 100.0%		$319,367,837

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Disciplined Equity Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Information Technology	21.4%
Consumer Staples	12.0%
Energy	11.5%
Financials	10.6%
Health Care	10.2%
Cash[1]	9.0%
Industrials	8.8%
Consumer Discretionary	7.9%
Telecommunication Services	3.7%
Materials	1.9%
Options Purchased	1.5%
Utilities	0.8%
Exchange-Traded Funds	0.4%
Real Estate Investment Trusts	0.3%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 89.7%
Consumer Discretionary — 7.9%
4,000	Amazon.com, Inc. (a)*	$913,400
33,000	Comcast Corp., Class A (a)	1,055,010
35,000	Ford Motor Co. (a)	335,650
21,000	Home Depot, Inc./The (a)	1,112,790
11,000	McDonald’s Corp. (a)	973,830
20,000	News Corp.	450,400
5,000	NIKE, Inc., Class B (a)	438,900
5,000	Starbucks Corp.	266,600
6,000	Target Corp. (a)	349,140
9,000	Time Warner, Inc. (a)	346,500
21,700	Walt Disney Co./The (a)	1,052,450
		7,294,670
Consumer Staples — 12.1%
22,000	Altria Group, Inc.	760,100
22,500	Coca-Cola Co./The (a)	1,759,275
5,000	Colgate-Palmolive Co. (a)	520,500
5,700	Costco Wholesale Corp. (a)	541,500
10,500	CVS Caremark Corp. (a)	490,665
10,000	H.J. Heinz Co.	543,800
19,300	Kraft Foods, Inc., Class A	745,366
1,000	Kroger Co./The	23,190
15,000	PepsiCo, Inc. (a)	1,059,900
17,000	Philip Morris International, Inc. (a)	1,483,420
27,000	Procter & Gamble Co. (a)	1,653,750

Shares		Value

Common Stocks — (Continued)
Consumer Staples — (Continued)
10,000	Walgreen Co.	$295,800
18,000	Wal-Mart Stores, Inc.	1,254,960
		11,132,226
Energy — 11.6%
4,800	Apache Corp. (a)	421,872
12,800	Baker Hughes, Inc. (a)	526,080
19,000	Chevron Corp. (a)	2,004,500
13,700	ConocoPhillips (a)	765,556
4,500	Devon Energy Corp.	260,955
50,100	Exxon Mobil Corp. (a)	4,287,057
12,000	Halliburton Co.	340,680
10,000	Occidental Petroleum Corp. (a)	857,700
6,850	Phillips 66	227,694
14,500	Schlumberger Ltd.	941,195
		10,633,289
Financials — 10.6%
11,300	American Express Co. (a)	657,773
97,000	Bank of America Corp. (a)	793,460
17,000	Bank of New York Mellon Corp./The (a)	373,150
15,500	Berkshire Hathaway, Inc., Class B (a)*	1,291,615
6,700	Chubb Corp./The (a)	487,894
28,000	Citigroup, Inc. (a)	767,480
2,200	Goldman Sachs Group, Inc./The	210,892

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Disciplined Equity Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Financials — (Continued)
37,500	JPMorgan Chase & Co.	$1,339,875
10,000	MetLife, Inc. (a)	308,500
30,000	Morgan Stanley (a)	437,700
1,500	Travelers Cos., Inc./The	95,760
40,500	U.S. Bancorp (a)	1,302,480
51,000	Wells Fargo & Co. (a)	1,705,440
		9,772,019
Health Care — 10.3%
16,200	Abbott Laboratories (a)	1,044,414
11,000	Amgen, Inc. (a)	803,440
4,900	Baxter International, Inc.	260,435
15,200	Bristol-Myers Squibb Co.	546,440
10,000	Eli Lilly & Co. (a)	429,100
6,000	Gilead Sciences, Inc.*	307,680
29,500	Johnson & Johnson (a)	1,993,020
9,000	Medtronic, Inc.	348,570
32,000	Merck & Co., Inc. (a)	1,336,000
85,000	Pfizer, Inc.	1,955,000
7,000	UnitedHealth Group, Inc.	409,500
		9,433,599
Industrials — 8.8%
8,300	3M Co.	743,680
6,500	Boeing Co./The	482,950
7,500	Caterpillar, Inc. (a)	636,825
7,000	Emerson Electric Co.	326,060
2,500	FedEx Corp. (a)	229,025
800	Fluor Corp.	39,472
5,500	General Dynamics Corp.	362,780
105,000	General Electric Co. (a)	2,188,200
8,500	Honeywell International, Inc. (a)	474,640
3,000	Norfolk Southern Corp.	215,310
5,000	Union Pacific Corp. (a)	596,550
13,500	United Parcel Service, Inc., Class B (a)	1,063,260
10,000	United Technologies Corp. (a)	755,300
		8,114,052
Information Technology — 21.6%
10,100	Apple, Inc. (a)*	5,898,400
60,000	Cisco Systems, Inc. (a)	1,030,200
15,000	Dell, Inc.*	187,800
10,000	eBay, Inc. (a)*	420,100
21,700	EMC Corp. (a)*	556,171
2,500	Google, Inc., Class A (a)*	1,450,175
18,000	Hewlett-Packard Co.	361,980
50,000	Intel Corp. (a)	1,332,500
12,200	International Business Machines Corp. (a)	2,386,076
1,000	MasterCard, Inc., Class A (a)	430,110
85,000	Microsoft Corp. (a)	2,600,150
38,000	Oracle Corp.	1,128,600
16,000	QUALCOMM, Inc. (a)	890,880
10,000	Texas Instruments, Inc.	286,900
7,000	Visa, Inc., Class A (a)	865,410
		19,825,452

Shares or Contracts		Value

Common Stocks — (Continued)
Materials — 1.9%
10,000	Alcoa, Inc.	$87,500
10,000	Dow Chemical Co./The (a)	315,000
10,500	Du Pont (E.I.) de Nemours & Co. (a)	530,985
8,500	Freeport-McMoRan Copper & Gold, Inc.	289,595
5,000	Monsanto Co. (a)	413,900
2,100	Newmont Mining Corp.	101,871
		1,738,851
Real Estate Investment Trusts — 0.4%
2,000	Simon Property Group, Inc.	311,320
Telecommunication Services — 3.7%
59,000	AT&T, Inc.	2,103,940
30,000	Verizon Communications, Inc. (a)	1,333,200
		3,437,140
Utilities — 0.8%
7,000	Exelon Corp.	263,340
1,000	NextEra Energy, Inc.	68,810
9,000	Southern Co.	416,700
		748,850
Total Common Stocks (Cost $70,936,788)		82,441,468
Exchange-Traded Funds — 0.4%
4,700	Technology Select Sector SPDR Fund	135,125
6,400	Utilities Select Sector SPDR Fund	236,736
Total Exchange-Traded Funds (Cost $298,485)		371,861
Options Purchased — 1.5%
100	S&P 100 Index, Put @ $560, Expiring December 2012	145,000
400	S&P 100 Index, Put @ $605, Expiring August 2012	328,000
450	S&P 100 Index, Put @ $610, Expiring July 2012	202,500
400	S&P 100 Index, Put @ $620, Expiring September 2012	746,000
Total Options Purchased (Cost $3,684,553)		1,421,500
Cash Equivalents — 9.1%
6,042,737	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	6,042,737
2,324,440	Huntington Money Market Fund, Trust Shares, 0.010% (b) (c)	2,324,440
Total Cash Equivalents (Cost $8,367,177)		8,367,177
Total Investments (Cost $83,287,003) — 100.7%		92,602,006
Liabilities in Excess of Other Assets — (0.7)%		(660,925)
Net Assets — 100.0%		$91,941,081
(a)	All or a portion of the security is held as collateral for written call options.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2012.

*	Non-income producing security.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Common Stocks	71.5%
Preferred Stocks	18.6%
Short-Term Securities Held as Collateral for Securities Lending	5.5%
Exchange Traded Funds	3.2%
Cash[1]	1.2%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 75.1%
Consumer Discretionary — 6.0%
28,500	Buckle, Inc./The (a)	$1,127,745
83,000	D.R. Horton, Inc.	1,525,540
3,000	Gap, Inc./The	82,080
45,500	Genuine Parts Co.	2,741,375
134,000	Hillenbrand, Inc.	2,462,920
41,500	Tupperware Brands Corp.	2,272,540
		10,212,200
Consumer Staples — 5.3%
17,000	Colgate-Palmolive Co.	1,769,700
97,000	ConAgra Foods, Inc.	2,515,210
110,250	Kroger Co./The	2,556,697
25,250	Philip Morris International, Inc.	2,203,315
		9,044,922
Energy — 12.0%
29,250	Chevron Corp.	3,085,875
14,500	ConocoPhillips	810,260
48,000	Crosstex Energy LP	787,200
18,000	Enbridge Energy Partners LP (a)	553,860
35,000	Exxon Mobil Corp.	2,994,950
37,000	Linn Energy LLC	1,409,700
15,000	Magellan Midstream Partners LP	1,059,600
7,250	Phillips 66	240,990
10,000	Plains All American Pipeline LP	808,100
25,000	Royal Dutch Shell PLC ADR	1,685,750
37,000	Sunoco Logistics Partners LP	1,341,990
72,500	Total SA ADR	3,258,875
67,000	Valero Energy Corp.	1,618,050
16,000	Williams Partners LP (a)	835,840
		20,491,040
Financials — 17.3%
40,500	American Financial Group, Inc.	1,588,815
67,500	Bank of Hawaii Corp.	3,101,625
56,500	Bank of Montreal (a)	3,122,190

Shares		Value

Common Stocks — (Continued)
Financials — (Continued)
49,000	Cullen/Frost Bankers, Inc.	$2,817,010
78,500	Federated Investors, Inc., Class B (a)	1,715,225
34,000	JPMorgan Chase & Co.	1,214,820
54,000	MetLife, Inc.	1,665,900
110,500	NYSE Euronext	2,826,590
44,000	Royal Bank of Canada (a)	2,253,680
26,750	Toronto-Dominion Bank/The	2,092,652
63,000	U.S. Bancorp	2,026,080
91,250	Waddell & Reed Financial, Inc., Class A	2,763,050
75,000	Wells Fargo & Co.	2,508,000
		29,695,637
Health Care — 5.0%
23,000	Abbott Laboratories	1,482,810
29,000	AstraZeneca PLC ADR	1,297,750
42,500	Baxter International, Inc.	2,258,875
41,000	Cardinal Health, Inc., Class A	1,722,000
42,750	Merck & Co., Inc.	1,784,812
		8,546,247
Industrials — 6.6%
30,750	3M Co.	2,755,200
52,500	Brady Corp., Class A	1,444,275
74,000	CSX Corp.	1,654,640
56,500	General Electric Co.	1,177,460
42,500	Rockwell Collins, Inc.	2,097,375
63,000	Waste Management, Inc.	2,104,200
		11,233,150
Information Technology — 6.3%
64,250	Cisco Systems, Inc.	1,103,173
44,500	Harris Corp.	1,862,325
70,500	Intel Corp.	1,878,825
61,500	Microsoft Corp.	1,881,285
27,500	Paychex, Inc.	863,775
146,299	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,042,334

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Information Technology — (Continued)
49,000	Total System Services, Inc.	$1,172,570
		10,804,287
Materials — 2.0%
37,750	Freeport-McMoRan Copper & Gold, Inc.	1,286,143
71,000	Sonoco Products Co.	2,140,650
		3,426,793
Real Estate Investment Trusts — 8.0%
6,500	Boston Properties, Inc.	704,405
10,000	EastGroup Properties, Inc.	533,000
12,000	Entertainment Properties Trust	493,320
20,000	HCP, Inc.	883,000
27,000	Highwoods Properties, Inc.	908,550
16,000	Home Properties, Inc.	981,760
98,000	Kimco Realty Corp.	1,864,940
46,000	Liberty Property Trust	1,694,640
14,250	Mid-America Apartment Communities, Inc.	972,420
10,500	National Health Investors, Inc.	534,660
72,000	Omega Healthcare Investors, Inc.	1,620,000
22,000	ProLogis, Inc.	731,060
4,000	Simon Property Group, Inc.	622,640
19,000	Ventas, Inc.	1,199,280
		13,743,675
Telecommunication Services — 3.0%
32,000	AT&T, Inc.	1,141,120
36,000	Verizon Communications, Inc.	1,599,840
87,500	Vodafone Group PLC ADR	2,465,750
		5,206,710
Utilities — 3.6%
48,000	Duke Energy Corp.	1,106,880
42,500	Exelon Corp.	1,598,850
94,000	Hawaiian Electric Industries, Inc.	2,680,880
26,500	PPL Corp.	736,965
		6,123,575
Total Common Stocks (Cost $124,905,836)		128,528,236
Preferred Stocks — 19.6%
Financials — 12.0%
45,000	Allianz SE, 8.375%	1,174,500
35,000	American Financial Group, Inc., 7.000%	945,000
45,000	Ameriprise Financial, Inc., 7.750%	1,272,150
15,000	Axis Capital Holdings Ltd., Series C, 6.875%	401,850
105,000	BB&T Capital Trust V, 8.950%	2,644,950
10,000	Charles Schwab Corp./The, Series B, 6.000%	260,600
50,000	Credit Suisse Guernsey, 7.900%	1,301,500
50,000	JPMorgan Chase Capital XXIX, 6.700%	1,281,500
44,000	KKR Financial Holdings LLC, 8.375%	1,188,440
75,000	M&T Capital Trust IV, 8.500%	1,931,250
40,000	Morgan Stanley Capital Trust, 6.600%	962,000
20,000	PartnerRe Ltd., Series D, 6.500%	509,400

Shares		Value

Preferred Stocks — (Continued)
Financials — (Continued)
15,000	PartnerRe Ltd., Series E, 7.250%	$402,000
65,000	PNC Capital Trust E, 7.750%	1,642,550
55,000	Prudential Financial, Inc., 9.000%	1,493,800
20,000	Raymond James Financial, Inc., 6.900%	542,800
13,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	330,200
85,000	Wells Fargo Capital Trust XII, 7.875%	2,200,650
		20,485,140
Real Estate Investment Trusts — 2.8%
95,000	Kimco Realty Corp., Series G, 7.750%	2,436,750
15,000	Realty Income Corp., Series F, 6.625%	405,000
72,000	Vornado Realty LP, 7.875%	2,016,000
		4,857,750
Telecommunication Services — 0.8%
50,000	Qwest Corp., 7.500%	1,322,500
Utilities — 4.0%
90,000	Dominion Resources, Inc., Class A, 8.375%	2,583,000
10,000	Interstate Power & Light Co., Series B, 8.375%	280,100
80,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	2,296,800
60,000	Xcel Energy, Inc., 7.600%	1,605,000
		6,764,900
Total Preferred Stocks (Cost $32,571,515)		33,430,290
Exchange-Traded Funds — 3.4%
41,250	iShares S&P 500 Value Index Fund	2,569,050
113,000	Technology Select Sector SPDR Fund (a)	3,248,750
Total Exchange-Traded Funds (Cost $4,627,936)		5,817,800
Cash Equivalents — 1.2%
2,137,897	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	2,137,897
Total Cash Equivalents (Cost $2,137,897)		2,137,897
Short-Term Securities Held as Collateral for Securities Lending — 5.8%
9,846,942	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (c)	9,846,942
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $9,846,942)		9,846,942
Total Investments (Cost $174,090,126) — 105.1%		179,761,165
Liabilities in Excess of Other Assets — (5.1)%		(8,649,042)
Net Assets — 100.0%		$171,112,123

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Dividend Capture Fund	(Continued)

(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $9,653,865.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2012.

ADR — American Depositary Receipt

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Common Stocks	74.0%
Short-Term Securities Held as Collateral for Securities Lending	10.5%
Exchange-Traded Funds	7.2%
Cash[1]	3.3%
Foreign Government Bonds	2.7%
Corporate Bonds	2.3%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 83.5%
Argentina — 2.1%
Information Technology — 2.1%
11,000	MercadoLibre, Inc.	$833,800
Brazil — 14.9%
Consumer Discretionary — 3.4%
115,546	Lojas Americanas SA	757,237
120,000	Restoque Comercio e Confeccoes de Roupas SA	610,271
		1,367,508
Consumer Staples — 1.4%
15,000	Companhia De Bebidas Das Americas ADR	574,950
Energy — 1.7%
35,000	Petroleo Brasileiro SA ADR	656,950
Financials — 4.8%
55,000	Banco Bradesco SA ADR (a)	817,850
170,000	BM&FBOVESPA SA	856,937
18,000	Itau Unibanco Holding SA	251,423
		1,926,210
Health Care — 1.4%
108,000	OdontoPrev SA	544,407
Telecommunication Services — 2.2%
35,000	Telefonica Brasil SA ADR	865,900
		5,935,925
Canada — 3.7%
Materials — 3.7%
34,000	Potash Corporation of Saskatchewan, Inc.	1,485,460

Shares		Value

Common Stocks — (Continued)
Cayman Islands — 2.6%
Consumer Discretionary — 2.6%
440,000	Wynn Macau Ltd.*	$1,022,019
China — 12.4%
Energy — 4.4%
500,000	China Oilfield Services Ltd.	714,103
8,000	PetroChina Co. Ltd. ADR (a)	1,033,120
		1,747,223
Financials — 2.9%
900,000	Bank of China Ltd.	341,068
1,200,000	China Construction Bank Corp.	818,254
		1,159,322
Health Care — 1.4%
18,000	Mindray Medical International Ltd. ADR (a)	545,220
Information Technology — 3.7%
8,000	Baidu, Inc. ADR*	919,840
11,000	SINA Corp.*	569,910
		1,489,750
		4,941,515
Hong Kong — 1.7%
Information Technology — 1.7%
390,000	Digital China Holdings Ltd.	679,662
India — 8.6%
Consumer Discretionary — 1.6%
50,000	Mahindra & Mahindra Ltd.	635,559
Energy — 0.9%
150,000	Petronet LNG Ltd.	385,784

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
India — (Continued)
Financials — 4.2%
13,000	Axis Bank Ltd.	$237,325
27,000	ICICI Bank Ltd. ADR (a)	875,070
160,000	Rural Electrification Corp. Ltd.	551,546
		1,663,941
Health Care — 1.3%
55,000	Lupin Ltd.	530,971
Materials — 0.6%
105,000	Hindalco Industries Ltd.	226,267
		3,442,522
Indonesia — 6.9%
Industrials — 2.0%
360,151	United Tractors Tbk PT	818,874
Materials — 2.6%
4,040,000	Holcim Indonesia Tbk PT	1,043,344
Telecommunication Services — 1.7%
19,000	Telekomunikasi Indonesia Tbk PT ADR	661,770
Utilities — 0.6%
600,000	Perusahaan Gas Negara PT	225,240
		2,749,228
Poland — 3.8%
Financials — 2.4%
3,200	Bank Pekao SA (a)	145,529
9,000	Bre Bank SA*	802,119
		947,648
Utilities — 1.4%
100,000	Polska Grupa Energetyczna SA	583,556
		1,531,204
Republic Of South Korea — 12.6%
Consumer Discretionary — 5.1%
83,000	Dong Ah Tire & Rubber Co. Ltd.	843,178
5,800	Hyundai Motor Co.	1,180,958
		2,024,136
Consumer Staples — 2.9%
2,150	LG Household & Health Care Ltd.	1,161,735
Financials — 1.8%
75,480	Korean Reinsurance Co.	737,038
Industrials — 1.6%
2,750	Hyundai Heavy Industries Co. Ltd.	620,145
Materials — 1.2%
1,400	Korea Zinc Co. Ltd.	472,033
		5,015,087

Principal Amount or Shares		Value

Common Stocks — (Continued)
Republic Of South Korea — (Continued)
Taiwan — 7.9%
Financials — 1.8%
745,461	Fubon Financial Holding Co. Ltd.	$744,961
Materials — 6.1%
902,863	Asia Cement Corp.	1,133,877
275,000	Formosa Plastics Corp.	735,916
243,000	Taiwan Fertilizer Co. Ltd.	556,569
		2,426,362
		3,171,323
United Kingdom — 1.8%
Materials — 1.8%
15,000	Rio Tinto PLC ADR (a)	717,150
United States — 4.5%
Energy — 1.1%
5,000	EOG Resources, Inc.	450,550
Information Technology — 1.5%
1,000	Apple, Inc.*	584,000
Materials — 1.9%
22,000	Freeport-McMoRan Copper & Gold, Inc.	749,540
		1,784,090
Total Common Stocks (Cost $37,494,555)		33,308,985
Exchange-Traded Funds — 8.1%
30,000	Global X Brazil Consumer ETF	490,500
65,000	Global X China Consumer ETF	859,300
26,000	iShares FTSE China 25 Index Fund (a)	875,420
15,000	ProShares Ultra MSCI Emerging Markets*	1,007,400
Total Exchange-Traded Funds (Cost $3,469,928)		3,232,620
Foreign Government Bonds — 3.1%
Indonesia — 3.1%
4,200,000,000	Indonesian Government, Series FR23, 11.000%, 12/15/12 (b)	459,412
1,700,000,000	Indonesian Government, Series FR55, 7.375%, 9/15/16 (b)	193,740
4,700,000,000	Indonesian Government, Series FR53, 8.250%, 7/15/21 (b)	571,482
		1,224,634
Total Foreign Government Bonds (Cost $1,199,004)		1,224,634

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Global Select Markets Fund	(Continued)

Principal Amount or Shares		Value

Corporate Bonds — 2.5%
Australia — 1.6%
Financials — 1.6%
600,000	Goldman Sachs Group, Inc./The, 7.750%, 11/23/16 (b)	$654,449
Indonesia — 0.4%
Financials — 0.4%
1,700,000,000	KFW, Series E, 7.500%, 7/17/12 (b)	181,007
Multi-Nationals — 0.5%
Financials — 0.5%
350,000	European Bank for Reconstruction & Development, Series E, MTN, 9.500%, 11/6/13 (c)	182,489
Total Corporate Bonds (Cost $1,001,748)		1,017,945
Cash Equivalents — 3.7%
1,490,751	Huntington Money Market Fund, Interfund Shares, 0.010% (d) (e)	1,490,751
50	Fidelity Institutional Money Market Portfolio, 0.220% (d)	50
Total Cash Equivalents (Cost $1,490,801)		1,490,801

Shares		Value

Short-Term Securities Held as Collateral for Securities Lending — 11.9%
4,737,640	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (d)	$4,737,640
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $4,737,640)		4,737,640
Total Investments (Cost $49,393,676) — 112.8%		45,012,625
Liabilities in Excess of Other Assets — (12.8)%		(5,115,041)
Net Assets — 100.0%		$39,897,584
(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $4,644,231.

(b)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.

(c)	Foreign-denominated security. Principal amount is reported in Indonesian Rupiah.

(d)	Rate disclosed is the seven day yield as of June 30, 2012.

(e)	Investment in affiliate.

*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

MTN — Medium Term Note

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Growth Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Information Technology	33.5%
Health Care	13.7%
Consumer Staples	13.2%
Energy	11.0%
Consumer Discretionary	8.7%
Industrials	7.4%
Financials	3.5%
Materials	3.3%
Short-Term Securities Held as Collateral for Securities Lending	2.2%
Real Estate Investment Trusts	1.5%
Cash[1]	0.9%
Telecommunication Services	0.6%
Utilities	0.5%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 97.4%
Consumer Discretionary — 8.7%
17,110	Advance Auto Parts, Inc.	$1,167,244
2,930	Chipotle Mexican Grill, Inc.*	1,113,254
19,770	Home Depot, Inc./The	1,047,612
12,570	NIKE, Inc., Class B	1,103,395
7,350	Panera Bread Co., Class A*	1,024,884
30,770	Ross Stores, Inc.	1,922,202
26,900	Starbucks Corp.	1,434,308
11,860	VF Corp.	1,582,717
20,900	Yum! Brands, Inc.	1,346,378
		11,741,994
Consumer Staples — 13.2%
90,890	Altria Group, Inc.	3,140,250
27,630	Church & Dwight Co., Inc.	1,532,636
38,170	Coca-Cola Co./The	2,984,512
25,320	Costco Wholesale Corp.	2,405,400
62,520	Hain Celestial Group, Inc./The*	3,441,101
45,020	Whole Foods Market, Inc.	4,291,307
		17,795,206
Energy — 11.1%
15,170	CARBO Ceramics, Inc. (a)	1,163,994
12,330	Chevron Corp.	1,300,815
40,870	Energy Transfer Partners LP (a)	1,806,045
45,680	Enterprise Products Partners LP	2,340,643
25,130	EOG Resources, Inc.	2,264,464

Shares		Value

Common Stocks — (Continued)
Energy — (Continued)
16,340	Exxon Mobil Corp.	$1,398,214
21,910	Lufkin Industries, Inc.	1,190,151
36,850	Schlumberger Ltd.	2,391,934
23,730	Transocean Ltd.	1,061,443
		14,917,703
Financials — 3.5%
12,050	Franklin Resources, Inc.	1,337,430
5,550	Goldman Sachs Group, Inc./The	532,023
30,680	JPMorgan Chase & Co.	1,096,196
9,820	PNC Financial Services Group, Inc.	600,100
32,930	Wells Fargo & Co.	1,101,179
		4,666,928
Health Care — 13.8%
37,890	Abbott Laboratories	2,442,768
58,030	Bristol-Myers Squibb Co.	2,086,179
15,390	Cardinal Health, Inc., Class A	646,380
29,280	Edwards LifeSciences Corp.*	3,024,624
29,216	Express Scripts Holding Co.*	1,631,129
57,640	Merck & Co., Inc.	2,406,470
21,650	Novo-Nordisk A/S ADR	3,146,611
46,100	Pfizer, Inc.	1,060,300
36,780	Stryker Corp.	2,026,578
		18,471,039

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Growth Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Industrials — 7.5%
21,560	Caterpillar, Inc.	$1,830,660
25,990	Cummins, Inc.	2,518,691
30,840	Deere & Co.	2,494,031
25,270	Illinois Tool Works, Inc.	1,336,530
9,850	W.W. Grainger, Inc.	1,883,714
		10,063,626
Information Technology — 33.6%
24,020	Apple, Inc.*	14,027,680
14,130	Baidu, Inc. ADR*	1,624,667
53,350	Broadcom Corp., Class A	1,803,230
102,620	Cisco Systems, Inc.	1,761,985
38,500	eBay, Inc.*	1,617,385
57,580	EMC Corp.*	1,475,775
3,320	Google, Inc., Class A*	1,925,832
121,500	Intel Corp.	3,237,975
30,620	International Business Machines Corp.	5,988,660
110,490	Microsoft Corp.	3,379,889
47,010	QUALCOMM, Inc.	2,617,517
42,660	Rackspace Hosting, Inc.*	1,874,480
41,570	Red Hat, Inc.*	2,347,874
12,210	Visa, Inc., Class A	1,509,522
		45,192,471
Materials — 3.4%
26,570	Du Pont (E.I.) de Nemours & Co.	1,343,645
45,340	International Paper Co.	1,310,779
13,010	Nucor Corp.	493,079
12,550	Praxair, Inc.	1,364,562
		4,512,065
Real Estate Investment Trusts — 1.5%
18,970	Mid-America Apartment Communities, Inc.	1,294,513
4,930	Simon Property Group, Inc.	767,404
		2,061,917

Shares		Value

Common Stocks — (Continued)
Telecommunication Services — 0.6%
17,890	Verizon Communications, Inc.	$795,032
Utilities — 0.5%
10,190	Sempra Energy	701,887
Total Common Stocks (Cost $111,659,173)		130,919,868
Cash Equivalents — 0.9%
1,184,775	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	1,184,775
Total Cash Equivalents (Cost $1,184,775)		1,184,775
Short-Term Securities Held as Collateral for Securities Lending — 2.2%
2,958,877	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (c)	2,958,877
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $2,958,877)		2,958,877
Total Investments (Cost $115,802,825) — 100.5%		135,063,520
Liabilities in Excess of Other Assets — (0.5)%		(678,353)
Net Assets — 100.0%		$134,385,167
(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $2,900,860.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2012.

*	Non-income producing security.

ADR — American Depositary Receipt

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Income Equity Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Financials	14.9%
Information Technology	11.4%
Energy	11.0%
Real Estate Investment Trusts	9.4%
Industrials	9.3%
Consumer Discretionary	9.2%
Short-Term Securities Held as Collateral for Securities Lending	7.6%
Consumer Staples	7.3%
Health Care	7.0%
Utilities	5.0%
Telecommunication Services	4.2%
Materials	2.8%
Cash[1]	0.9%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 98.8%
Consumer Discretionary — 9.9%
91,700	Best Buy Co., Inc. (a)	$1,922,032
69,400	Comcast Corp., Class A	2,218,718
156,300	Gannett Co., Inc.	2,302,299
99,600	Shaw Communications, Inc., Class B (a)	1,883,436
140,600	Staples, Inc.	1,834,830
27,200	Time Warner Cable, Inc., Class A	2,233,120
		12,394,435
Consumer Staples — 7.9%
64,600	Altria Group, Inc.	2,231,930
27,200	Kimberly-Clark Corp.	2,278,544
21,700	Philip Morris International, Inc.	1,893,542
60,400	Sysco Corp.	1,800,524
55,600	Walgreen Co.	1,644,648
		9,849,188
Energy — 11.8%
48,900	BP PLC ADR	1,982,406
18,500	Chevron Corp.	1,951,750
30,800	ConocoPhillips	1,721,104
37,900	Enterprise Products Partners LP	1,941,996
22,500	Exxon Mobil Corp.	1,925,325
44,700	Marathon Petroleum Corp.	2,007,924
27,200	Royal Dutch Shell PLC ADR	1,834,096

Shares		Value

Common Stocks — (Continued)
Energy — (Continued)
50,200	Spectra Energy Corp.	$1,458,812
		14,823,413
Financials — 16.1%
35,000	Bank of Montreal	1,934,100
36,200	Bank of Nova Scotia	1,874,798
138,000	Barclays PLC ADR (a)	1,421,400
67,600	BB&T Corp.	2,085,460
25,400	Canadian Imperial Bank of Commerce	1,786,636
44,100	HSBC Holdings PLC ADR	1,946,133
32,000	Royal Bank of Canada (a)	1,639,040
63,400	Sun Life Financial, Inc.	1,379,584
31,400	Travelers Cos., Inc./The	2,004,576
62,800	U.S. Bancorp	2,019,648
61,000	Wells Fargo & Co.	2,039,840
		20,131,215
Health Care — 7.6%
26,900	Abbott Laboratories	1,734,243
34,800	AstraZeneca PLC ADR	1,557,300
50,400	Eli Lilly & Co.	2,162,664
52,200	Merck & Co., Inc.	2,179,350
80,000	Pfizer, Inc.	1,840,000
		9,473,557

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Income Equity Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Industrials — 10.0%
38,600	Eaton Corp.	$1,529,718
93,500	General Electric Co.	1,948,540
30,200	Illinois Tool Works, Inc.	1,597,278
98,400	Koninklijke (Royal) Philips Electronics NV	1,935,528
21,100	Lockheed Martin Corp.	1,837,388
161,000	R.R. Donnelley & Sons Co. (a)	1,894,970
53,100	Waste Management, Inc.	1,773,540
		12,516,962
Information Technology — 12.3%
130,500	Applied Materials, Inc.	1,495,530
73,100	CA, Inc.	1,980,279
95,400	Cisco Systems, Inc.	1,638,018
83,400	Hewlett-Packard Co.	1,677,174
74,300	Intel Corp.	1,980,095
60,400	Microsoft Corp.	1,847,636
56,000	Paychex, Inc.	1,758,960
47,700	Seagate Technology PLC	1,179,621
236,800	Xerox Corp.	1,863,616
		15,420,929
Materials — 3.0%
21,700	Air Products & Chemicals, Inc.	1,751,841
50,700	Lyondellbasell Industries N.V.	2,041,689
		3,793,530
Real Estate Investment Trusts — 10.2%
24,200	Health Care REIT, Inc.	1,410,860
73,700	Hospitality Properties Trust	1,825,549
107,500	Kimco Realty Corp.	2,045,725
70,700	Mack-Cali Realty Corp.	2,055,249
47,700	ProLogis, Inc.	1,585,071
10,300	Simon Property Group, Inc.	1,603,298
35,000	Ventas, Inc.	2,209,200
		12,734,952

Shares		Value

Common Stocks — (Continued)
Telecommunication Services — 4.6%
53,000	AT&T, Inc.	$1,889,980
43,400	Verizon Communications, Inc.	1,928,696
200,000	Windstream Corp. (a)	1,932,000
		5,750,676
Utilities — 5.4%
25,200	Entergy Corp.	1,710,828
44,800	Exelon Corp.	1,685,376
37,100	PG&E Corp.	1,679,517
59,000	PPL Corp.	1,640,790
		6,716,511
Total Common Stocks (Cost $113,445,597)		123,605,368
Cash Equivalents — 0.9%
1,206,530	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	1,206,530
Total Cash Equivalents (Cost $1,206,530)		1,206,530
Short-Term Securities Held as Collateral for Securities Lending — 8.2%
10,238,010	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (c)	10,238,010
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $10,238,010)		10,238,010
Total Investments (Cost $124,890,137) — 107.9%		135,049,908
Liabilities in Excess of Other Assets — (7.9)%		(9,888,058)
Net Assets — 100.0%		$125,161,850
(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $10,037,265.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2012.

ADR — American Depositary Receipt

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington International Equity Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
United Kingdom	20.6%
Japan	16.5%
France	8.4%
Switzerland	6.0%
Singapore	5.8%
Cash[1]	5.6%
Germany	5.2%
Short-Term Securities Held as Collateral for Securities Lending	5.2%
Sweden	5.1%
Exchange-Traded Funds	4.6%
Hong Kong	3.6%
Mexico	3.4%
Italy	3.1%
Australia	1.6%
Canada	1.6%
Israel	1.5%
United States	1.2%
Taiwan	1.0%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 88.8%
Australia — 1.7%
Materials — 1.7%
142,000	BHP Billiton Ltd.	$4,570,800
Canada — 1.7%
Energy — 1.7%
141,000	Cenovus Energy, Inc.	4,483,800
France — 8.8%
Energy — 1.9%
115,541	Total SA (a)	5,191,047
Financials — 3.2%
371,900	AXA SA ADR	4,957,427
99,011	BNP Paribas	3,801,175
		8,758,602
Health Care — 2.2%
79,100	Sanofi-Aventis	5,980,426

Shares		Value

Common Stocks — (Continued)
France — (Continued)
Utilities — 1.5%
121,000	GDF Suez	$2,872,056
46,172	GDF Suez SA ADR	1,098,432
		3,970,488
		23,900,563
Germany — 5.4%
Consumer Staples — 2.4%
99,500	Henkel AG & Co. KGaA	6,594,716
Industrials — 3.0%
179,000	GEA Group AG	4,750,528
41,700	Siemens AG	3,490,525
		8,241,053
		14,835,769

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington International Equity Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Hong Kong — 3.7%
Consumer Discretionary — 2.2%
3,170,000	Li & Fung Ltd.	$6,055,623
Financials — 1.5%
754,000	Wharf (Holdings) Ltd./The	4,135,445
		10,191,068
Israel — 1.6%
Health Care — 1.6%
111,000	Teva Pharmaceutical Industries Ltd. ADR	4,377,840
Italy — 3.3%
Energy — 3.3%
210,000	Eni SpA	4,459,660
102,000	Saipem SpA	4,516,839
		8,976,499
Japan — 17.3%
Consumer Discretionary — 2.2%
174,000	Honda Motor Co. Ltd.	5,983,937
Consumer Staples — 1.4%
66,644	Unicharm Corp.	3,789,291
Industrials — 5.3%
31,900	FANUC Ltd.	5,168,011
213,000	KOMATSU Ltd.	5,004,241
128,000	Makita Corp.	4,440,408
		14,612,660
Information Technology — 6.5%
117,883	Canon, Inc.*	4,667,539
203,000	Hoya Corp.	4,436,617
22,880	KEYENCE Corp.	5,615,883
57,000	Murata Manufacturing Co. Ltd.	2,962,845
		17,682,884
Materials — 1.9%
408,000	Kuraray Co. Ltd.	5,241,959
		47,310,731
Mexico — 3.6%
Consumer Staples — 2.0%
61,000	Fomento Economico Mexicano SAB de CV ADR (a)	5,444,250
Telecommunication Services — 1.6%
167,000	America Movil SA de CV, Series L ADR (a)	4,352,020
		9,796,270
Singapore — 6.1%
Financials — 2.2%
542,000	DBS Group Holdings Ltd.	5,934,510

Shares		Value

Common Stocks — (Continued)
Singapore — (Continued)
Industrials — 2.1%
717,877	Keppel Corp Ltd.	$5,825,755
Telecommunication Services — 1.8%
1,883,930	Singapore Telecommunications Ltd.	4,907,811
		16,668,076
Sweden — 5.3%
Consumer Discretionary — 2.3%
172,200	Hennes & Mauritz AB	6,158,383
Industrials — 1.4%
349,000	Volvo AB	3,972,920
Materials — 1.6%
295,000	Svenska Cellulosa AB (SCA)	4,413,633
		14,544,936
Switzerland — 6.3%
Consumer Staples — 1.0%
46,000	Nestle SA	2,740,894
Financials — 1.6%
60,300	ACE Ltd.	4,470,039
Health Care — 1.9%
93,400	Novartis AG	5,206,002
Materials — 1.8%
71,100	Syngenta AG ADR	4,866,084
		17,283,019
Taiwan — 1.1%
Information Technology — 1.1%
209,854	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,929,562
United Kingdom — 21.7%
Consumer Discretionary — 3.1%
400,000	Greene King PLC	3,448,438
249,000	Pearson PLC	4,936,716
		8,385,154
Consumer Staples — 3.5%
1,063,284	Tesco PLC	5,162,810
134,000	Unilever PLC	4,499,193
		9,662,003
Energy — 1.9%
259,000	BG Group PLC	5,272,884
Financials — 3.8%
1,450,000	Barclays PLC	3,697,948
304,337	Standard Chartered PLC	6,598,615
		10,296,563
Health Care — 1.7%
103,850	GlaxoSmithKline PLC ADR	4,732,444

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington International Equity Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
United Kingdom — (Continued)
Industrials — 2.1%
419,000	Rolls-Royce Holdings PLC*	$5,629,974
Telecommunication Services — 3.7%
1,339,000	BT Group PLC	4,432,928
2,006,000	Vodafone Group PLC	5,631,125
		10,064,053
Utilities — 1.9%
231,100	SSE PLC	5,034,220
		59,077,295
United States — 1.2%
Energy — 1.2%
51,352	Schlumberger Ltd.	3,333,258
Total Common Stocks (Cost $225,070,017)		242,279,486
Exchange-Traded Funds — 4.8%
400,000	iShares MSCI Japan Index Fund	3,764,000
212,000	iShares MSCI Malaysia Index Fund	3,025,240
66,900	iShares MSCI South Korea Index Fund	3,666,789
217,691	iShares MSCI Taiwan Index Fund	2,662,361
Total Exchange-Traded Funds (Cost $11,681,000)		13,118,390

Shares		Value

Cash Equivalents — 5.9%
16,099,418	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	$16,099,418
Total Cash Equivalents (Cost $16,099,418)		16,099,418
Short-Term Securities Held as Collateral for Securities Lending — 5.4%
14,795,801	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (c)	14,795,801
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $14,795,801)		14,795,801
Total Investments (Cost $267,646,236) — 104.9%		286,293,095
Liabilities in Excess of Other Assets — (4.9)%		(13,277,573)
Net Assets — 100.0%		$273,015,522
(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $14,325,148.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2012.

*	Non-income producing security.

ADR — American Depositary Receipt

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Macro 100 Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Information Technology	18.2%
Financials	13.1%
Energy	11.4%
Health Care	11.1%
Industrials	10.2%
Consumer Staples	9.3%
Consumer Discretionary	8.4%
Cash[1]	5.3%
Utilities	3.9%
Materials	3.4%
Short-Term Securities Held as Collateral for Securities Lending	2.9%
Telecommunication Services	2.8%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 94.5%
Consumer Discretionary — 8.6%
26,500	D.R. Horton, Inc.	$487,070
37,200	International Game Technology	585,900
15,400	Leggett & Platt, Inc. (a)	325,402
9,300	Marriott International, Inc., Class A	364,560
36,700	News Corp., Class A	818,043
10,880	Target Corp.	633,107
10,800	TJX Cos., Inc./The	463,644
1,600	VF Corp.	213,520
8,200	Viacom, Inc., Class B	385,564
10,300	Walt Disney Co./The	499,550
		4,776,360
Consumer Staples — 9.6%
7,700	Clorox Co./The	557,942
4,100	Colgate-Palmolive Co.	426,810
13,400	ConAgra Foods, Inc.	347,462
17,400	Kraft Foods, Inc., Class A	671,988
24,100	Kroger Co./The	558,879
8,700	PepsiCo, Inc.	614,742
11,900	Procter & Gamble Co.	728,875
18,600	Walgreen Co.	550,188
12,500	Wal-Mart Stores, Inc.	871,500
		5,328,386
Energy — 11.8%
5,000	Anadarko Petroleum Corp.	331,000
3,400	Apache Corp.	298,826

Shares		Value

Common Stocks — (Continued)
Energy — (Continued)
8,200	Chevron Corp.	$865,100
10,800	ConocoPhillips	603,504
36,000	Denbury Resources, Inc.*	543,960
8,700	Diamond Offshore Drilling, Inc. (a)	514,431
18,200	Exxon Mobil Corp.	1,557,374
13,350	Marathon Oil Corp.	341,360
9,817	Marathon Petroleum Corp.	440,980
7,000	Murphy Oil Corp.	352,030
18,800	Peabody Energy Corp.	460,976
9,000	Tesoro Corp.*	224,640
		6,534,181
Financials — 13.4%
22,500	Allstate Corp./The	789,525
12,500	American Express Co.	727,625
21,500	BB&T Corp.	663,275
8,200	Berkshire Hathaway, Inc., Class B*	683,306
15,700	Discover Financial Services	542,906
21,000	Federated Investors, Inc., Class B (a)	458,850
67,900	Hudson City Bancorp, Inc.	432,523
12,500	PNC Financial Services Group, Inc.	763,875
11,800	State Street Corp.	526,752
9,000	Torchmark Corp.	454,950
16,000	U.S. Bancorp	514,560
18,000	Unum Group	344,340
17,000	Wells Fargo & Co.	568,480
		7,470,967

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Macro 100 Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Health Care — 11.5%
5,100	Amgen, Inc.	$372,504
10,700	Baxter International, Inc.	568,705
7,300	Becton, Dickinson & Co.	545,675
14,000	Eli Lilly & Co.	600,740
21,300	Forest Laboratories, Inc.*	745,287
9,500	Johnson & Johnson	641,820
5,000	McKesson Corp.	468,750
17,000	Medtronic, Inc.	658,410
17,600	Patterson Cos., Inc.	606,672
32,450	Pfizer, Inc.	746,350
79,300	Tenet Healthcare Corp.*	415,532
		6,370,445
Industrials — 10.5%
5,100	3M Co.	456,960
3,100	Caterpillar, Inc.	263,221
6,600	Deere & Co.	533,742
8,200	Emerson Electric Co.	381,956
9,500	Honeywell International, Inc.	530,480
15,000	Iron Mountain, Inc.	494,400
7,700	L-3 Communications Holdings, Inc.	569,877
6,400	Northrop Grumman Corp.	408,256
3,900	Pall Corp.	213,759
3,100	Parker Hannifin Corp.	238,328
17,900	Quanta Services, Inc.*	430,853
4,400	Stericycle, Inc.*	403,348
3,800	Union Pacific Corp.	453,378
5,700	United Parcel Service, Inc., Class B	448,932
		5,827,490
Information Technology — 18.8%
50,200	Advanced Micro Devices, Inc.*	287,646
18,500	Analog Devices, Inc.	696,895
3,600	Apple, Inc.*	2,102,400
43,200	Applied Materials, Inc.	495,072
13,400	Autodesk, Inc.*	468,866
34,100	Cisco Systems, Inc.	585,497
4,100	Cognizant Technology Solutions Corp., Class A*	246,000
14,400	Computer Sciences Corp.	357,408
25,700	Corning, Inc.	332,301
43,400	Dell, Inc.*	543,368
800	Google, Inc., Class A*	464,056
30,600	Intel Corp.	815,490
5,000	International Business Machines Corp.	977,900
12,600	Jabil Circuit, Inc.	256,158
19,200	Lexmark International, Inc., Class A	510,336
22,900	Microsoft Corp.	700,511
49,400	SAIC, Inc.	598,728
		10,438,632

Shares		Value

Common Stocks — (Continued)
Materials — 3.5%
12,300	Bemis Co., Inc.	$385,482
18,900	Dow Chemical Co./The	595,350
18,770	Freeport-McMoRan Copper & Gold, Inc.	639,494
8,700	Nucor Corp.	329,730
		1,950,056
Telecommunication Services — 2.8%
17,832	AT&T, Inc.	635,889
4,000	CenturyLink, Inc.	157,960
30,900	MetroPCS Communications, Inc.*	186,945
13,600	Verizon Communications, Inc.	604,384
		1,585,178
Utilities — 4.0%
7,000	Consolidated Edison, Inc.	435,330
7,000	Entergy Corp.	475,230
8,200	Exelon Corp.	308,484
17,000	Pepco Holdings, Inc. (a)	332,690
8,000	Public Service Enterprise Group, Inc.	260,000
24,400	TECO Energy, Inc.	440,664
		2,252,398
Total Common Stocks (Cost $46,307,026)		52,534,093
Cash Equivalents — 5.5%
3,027,319	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	3,027,319
Total Cash Equivalents (Cost $3,027,319)		3,027,319
Short-Term Securities Held as Collateral for Securities Lending — 3.0%
1,676,467	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (c)	1,676,467
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,676,467)		1,676,467
Total Investments (Cost $51,010,812) — 103.0%		57,237,879
Liabilities in Excess of Other Assets — (3.0)%		(1,676,096)
Net Assets — 100.0%		$55,561,783
(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $1,643,595.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2012.

*	Non-income producing security.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mid Corp America Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Information Technology	18.6%
Industrials	15.9%
Health Care	10.5%
Financials	10.4%
Consumer Discretionary	8.4%
Real Estate Investment Trusts	8.1%
Energy	6.6%
Materials	6.0%
Consumer Staples	5.3%
Cash[1]	4.8%
Short-Term Securities Held as Collateral for Securities Lending	2.8%
Utilities	2.1%
Telecommunication Services	0.5%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 94.0%
Consumer Discretionary — 8.5%
7,120	Advance Auto Parts, Inc.	$485,726
8,300	American Public Education, Inc. (a)*	265,600
25,340	Bob Evans Farms, Inc.	1,018,668
36,500	D.R. Horton, Inc.	670,870
20,670	Guess?, Inc.	627,748
40,260	Iconix Brand Group, Inc.*	703,342
25,870	Kohl’s Corp.	1,176,826
43,640	Nordstrom, Inc.	2,168,472
24,650	PetSmart, Inc.	1,680,637
6,710	Ralph Lauren Corp.	939,803
15,540	Ross Stores, Inc.	970,784
18,000	Vitamin Shoppe, Inc.*	988,740
19,410	Wolverine World Wide, Inc.	752,720
		12,449,936
Consumer Staples — 5.4%
64,000	Church & Dwight Co., Inc.	3,550,080
25,950	Constellation Brands, Inc., Class A*	702,207
9,880	Diamond Foods, Inc. (a)*	176,259
45,900	Dr. Pepper Snapple Group, Inc.	2,008,125
35,490	Harris Teeter Supermarkets, Inc.	1,454,735
		7,891,406
Energy — 6.7%
8,500	Baker Hughes, Inc.	349,350
7,200	CARBO Ceramics, Inc. (a)	552,456

Shares		Value

Common Stocks — (Continued)
Energy — (Continued)
53,070	Chesapeake Energy Corp. (a)	$987,102
32,320	Helmerich & Payne, Inc.	1,405,274
28,710	Murphy Oil Corp.	1,443,826
31,200	Noble Energy, Inc.	2,646,384
29,600	Oceaneering International, Inc.	1,416,656
10,584	Superior Energy Services, Inc.*	214,114
11,250	Unit Corp.*	415,013
36,600	Weatherford International Ltd.*	462,258
		9,892,433
Financials — 10.6%
59,090	Brown & Brown, Inc.	1,611,384
27,390	Community Bank System, Inc.	742,817
27,170	Cullen/Frost Bankers, Inc.	1,562,003
50,670	Discover Financial Services	1,752,169
4,310	Everest Re Group Ltd.	446,042
147,440	First Niagara Financial Group, Inc.	1,127,916
21,800	Invesco Ltd.	492,680
9,800	Jones Lang LaSalle, Inc.	689,626
31,600	Montpelier Re Holdings Ltd.	672,764
45,400	Principal Financial Group, Inc.	1,190,842
21,800	Prosperity Bancshares, Inc.	916,254
11,120	T. Rowe Price Group, Inc.	700,115
45,885	Torchmark Corp.	2,319,487
65,273	Unum Group	1,248,672
		15,472,771

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mid Corp America Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Health Care — 10.7%
37,470	AmerisourceBergen Corp.	$1,474,444
24,340	Cepheid, Inc.*	1,089,215
8,400	Computer Programs & Systems, Inc.	480,648
22,443	Coventry Health Care, Inc.	713,463
62,020	Life Technologies Corp.*	2,790,280
120,170	Mylan, Inc.*	2,568,033
16,000	Quest Diagnostics, Inc.	958,400
32,490	St. Jude Medical, Inc.	1,296,676
28,496	Thermo Fisher Scientific, Inc.	1,479,227
38,830	Watson Pharmaceutical, Inc.*	2,873,032
		15,723,418
Industrials — 16.2%
35,300	AECOM Technology Corp.*	580,685
10,200	Alliant Techsystems, Inc.	515,814
22,400	BorgWarner, Inc. (a)*	1,469,216
30,200	CNH Global NV*	1,173,572
47,200	Cooper Industries PLC	3,218,096
24,800	Corrections Corp. of America	730,360
16,000	Elbit Systems Ltd.	553,600
3,320	Flowserve Corp.	380,970
20,000	GrafTech International Ltd.*	193,000
42,300	Jacobs Engineering Group, Inc.*	1,601,478
53,400	John Bean Technologies Corp.	724,638
54,000	Kennametal, Inc.	1,790,100
19,890	L-3 Communications Holdings, Inc.	1,472,059
23,400	Parker Hannifin Corp.	1,798,992
17,270	Rockwell International Corp.	1,140,856
64,280	Rollins, Inc.	1,437,944
21,000	Ryder System, Inc.	756,210
11,490	Stericycle, Inc.*	1,053,288
54,740	Timken Co.	2,506,545
10,000	UniFirst Corp.	637,500
		23,734,923
Information Technology — 18.9%
11,000	Amdocs Ltd.*	326,920
62,300	Autodesk, Inc.*	2,179,877
19,170	BMC Software, Inc.*	818,176
24,200	Broadcom Corp., Class A*	817,960
40,580	Citrix Systems, Inc.*	3,406,285
53,400	CTS Corp.	503,028
32,866	Fidelity National Information Services, Inc.	1,120,073
14,100	Fiserv, Inc.*	1,018,302
10,250	FleetCor Technologies, Inc.*	359,160
71,510	FLIR Systems, Inc.	1,394,445
33,000	Harris Corp.	1,381,050
27,560	j2 Global, Inc. (a)	728,135
29,000	JDA Software Group, Inc.*	861,010
25,700	Molex, Inc.	615,258
30,800	NCR Corp.*	700,084
17,900	NetApp, Inc.*	569,578
49,600	NVIDIA Corp.*	685,472
112,100	ON Semiconductor Corp.*	795,910
43,700	Paychex, Inc.	1,372,617
25,800	Progress Software Corp.*	538,446

Shares		Value

Common Stocks — (Continued)
Information Technology — (Continued)
27,300	Riverbed Technology, Inc.*	$440,895
17,360	SanDisk Corp.*	633,293
53,600	Synopsys, Inc.*	1,577,448
20,600	Syntel, Inc.	1,250,420
50,280	Teradata Corp.*	3,620,663
		27,714,505
Materials — 6.1%
26,800	Albemarle Corp.	1,598,352
18,100	AptarGroup, Inc.	924,005
12,000	Ball Corp.	492,600
18,170	Cia de Minas Buenaventura SA	690,097
54,000	FMC Corp.	2,887,920
12,280	PPG Industries, Inc.	1,303,154
6,000	Schnitzer Steel Industries, Inc.	168,120
9,500	Silver Wheaton Corp.	254,980
20,000	Sonoco Products Co.	603,000
		8,922,228
Real Estate Investment Trusts — 8.2%
14,450	Alexandria Real Estate Equities, Inc.	1,050,804
26,810	Entertainment Properties Trust	1,102,159
9,300	Federal Realty Investment Trust	968,037
22,470	Highwoods Properties, Inc.	756,115
12,200	Home Properties, Inc.	748,592
12,210	Liberty Property Trust	449,816
21,510	Mack-Cali Realty Corp.	625,296
100,070	Medical Properties Trust, Inc.	962,673
13,360	Mid-America Apartment Communities, Inc.	911,686
16,690	PS Business Parks, Inc.	1,130,247
22,800	Rayonier, Inc.	1,023,720
18,260	Sovran Self Storage, Inc.	914,643
21,700	Ventas, Inc.	1,369,704
		12,013,492
Telecommunication Services — 0.5%
28,150	MetroPCS Communications, Inc.*	170,308
9,000	TELUS Corp.	526,320
		696,628
Utilities — 2.2%
10,300	Alliant Energy Corp.	469,371
18,620	CMS Energy Corp.	437,570
6,980	DTE Energy Co.	414,123
14,250	New Jersey Resources Corp.	621,443
33,700	Portland General Electric Co.	898,442
12,640	Xcel Energy, Inc.	359,102
		3,200,051
Total Common Stocks (Cost $92,324,401)		137,711,791
Cash Equivalents — 4.9%
7,184,841	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	7,184,841
Total Cash Equivalents (Cost $7,184,841)		7,184,841

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mid Corp America Fund	(Continued)

Shares		Value

Short-Term Securities Held as Collateral for Securities Lending — 2.8%
4,128,969	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (c)	$4,128,969
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $4,128,969)		4,128,969
Total Investments (Cost $103,638,211) — 101.7%		149,025,601
Liabilities in Excess of Other Assets — (1.7)%		(2,561,642)
Net Assets — 100.0%		$146,463,959
(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $4,048,009.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2012.

*	Non-income producing security.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Real Strategies Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Energy	24.1%
Materials	20.0%
Short-Term Securities Held as Collateral for Securities Lending	15.8%
Industrials	12.5%
Real Estate Investment Trusts	7.2%
Consumer Staples	6.5%
Real Estate Investments	4.7%
Exchange-Traded Funds	4.2%
Closed-End Funds	2.6%
Cash[1]	2.3%
Options Purchased	0.1%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 83.3%
Consumer Staples — 7.7%
32,980	Bunge Ltd.	$2,069,165
187,650	Dean Foods Co.*	3,195,679
87,890	Smithfield Foods, Inc.*	1,901,061
		7,165,905
Energy — 28.6%
193,500	Adaro Energy Tbk PT ADR	1,548,000
61,900	Cameco Corp.	1,358,705
60,500	Canadian Natural Resources Ltd.	1,624,425
91,000	Canadian Oil Sands Ltd.	1,761,824
101,110	Chesapeake Energy Corp. (a)	1,880,646
45,100	Enterprise Products Partners LP	2,310,924
36,636	Kinder Morgan, Inc.	1,180,412
51,800	Linn Energy LLC (a)	1,973,580
29,100	National Oilwell Varco, Inc.	1,875,204
76,700	Natural Resource Partners LP (a)	1,700,439
47,300	Petroleo Brasileiro SA ADR	887,821
41,100	Sasol Ltd. ADR	1,744,695
64,900	Spectra Energy Corp.	1,885,994
40,646	Statoil ASA ADR (a)	969,814
43,200	Tenaris SA ADR (a)	1,510,704
28,600	Transocean Ltd.	1,279,278
558,200	Uranium Energy Corp. (a)*	1,278,278
		26,770,743
Industrials — 14.8%
45,100	AGCO Corp.*	2,062,423
58,000	Chicago Bridge & Iron Co. NV	2,201,680
47,600	Deere & Co.	3,849,412

Shares		Value

Common Stocks — (Continued)
Industrials — (Continued)
28,200	Lindsay Corp.	$1,830,180
36,200	Robbins & Myers, Inc.	1,513,884
19,400	Valmont Industries, Inc.	2,346,818
		13,804,397
Materials — 23.6%
20,970	Agrium, Inc.	1,855,216
21,400	AngloGold Ashanti Ltd. ADR	734,876
46,700	Barrick Gold Corp.	1,754,519
14,800	BHP Billiton Ltd. ADR	966,440
64,910	Cia de Minas Buenaventura SA	2,465,282
52,700	Molycorp, Inc. (a)*	1,135,685
33,360	Potash Corporation of Saskatchewan, Inc.	1,457,498
13,800	Praxair, Inc.	1,500,474
33,450	Rio Tinto PLC ADR (a)	1,599,244
35,400	Sociedad Quimica y Minera de Chile SA ADR (a)	1,970,718
107,000	Stillwater Mining Co.*	913,780
22,000	Syngenta AG ADR*	1,505,680
8,200	Terra Nitrogen Co. LP	1,736,760
57,200	Vale SA ADR (a)	1,135,420
32,000	Yara International ASA ADR	1,392,320
		22,123,912
Real Estate Investment Trusts — 8.6%
13,381	AvalonBay Communities, Inc.	1,893,144
126,800	Duke Realty Corp.	1,856,352
59,820	Rayonier, Inc.	2,685,918

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Real Strategies Fund	(Continued)

Shares or Contracts		Value

Common Stocks — (Continued)
Real Estate Investment Trusts — (Continued)
18,806	Vornado Realty Trust	$1,579,328
		8,014,742
Total Common Stocks (Cost $78,234,123)		77,879,699
Exchange-Traded Funds — 5.0%
84,200	Market Vectors Junior Gold Miners Fund	1,614,114
36,300	Market Vectors Oil Services ETF (a)*	1,293,732
63,500	PowerShares DB Agriculture Fund (a)*	1,791,970
Total Exchange-Traded Funds (Cost $7,268,923)		4,699,816
Real Estate Investments (b) (c) (d) — 5.5%
	Discount Retail Portfolio II DST	956,092
	Grocery & Pharmacy DST	955,496
	New York Power DST	955,438
	Scotts Gahanna LLC	1,351,843
	Winston-Salem DST	954,626
Total Real Estate Investments (Cost $5,144,000)		5,173,495
Closed-End Fund — 3.1%
145,891	Central Fund of Canada Ltd., Class A (a)	2,887,183
Total Closed-End Fund (Cost $2,159,636)		2,887,183
Options Purchased — 0.1%
100	Market Vectors Gold Miners, Call @ $42, Expiring January 2013	61,750
300	United States Oil Fund LP, Call @ $37, Expiring August 2012	6,000
Total Options Purchased (Cost $92,923)		67,750
Warrants — 0.1%
Energy — 0.1%
56,000	Kinder Morgan, Inc., Expires 5/25/2017	120,960
Total Warrants (Cost $70,868)		120,960

Shares		Value

Cash Equivalents — 2.7%
2,512,628	Huntington Money Market Fund, Interfund Shares, 0.010% (e) (f) (g)	$2,512,628
Total Cash Equivalents (Cost $2,512,628)		2,512,628
Short-Term Securities Held as Collateral for Securities Lending — 18.7%
17,530,747	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (f)	17,530,747
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $17,530,747)		17,530,747
Total Investments (Cost $113,013,848) — 118.5%		110,872,278
Liabilities in Excess of Other Assets — (18.5)%		(17,322,598)
Net Assets — 100.0%		$93,549,680
(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $17,187,007.

(b)	Illiquid security.

(c)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.

(d)	Investments do not offer shares. Fair value represents direct ownership of Real Estate Investments.

(e)	Investment in affiliate.

(f)	Rate disclosed is the seven day yield as of June 30, 2012.

(g)	All or a portion of the security is held as collateral for written put options.

*	Non-income producing security.

ADR — American Depositary Receipt

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Rotating Markets Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Information Technology	61.9%
Consumer Discretionary	14.8%
Health Care	10.7%
Exchange-Traded Funds	4.6%
Consumer Staples	2.4%
Cash[1]	1.9%
Industrials	1.6%
Telecommunication Services	0.9%
Short-Term Securities Held as Collateral for Securities Lending	0.7%
Materials	0.5%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 93.4%
Consumer Discretionary — 14.9%
6,001	Amazon.com, Inc.*	$1,370,328
1,686	Apollo Group, Inc., Class A*	61,016
3,174	Bed Bath & Beyond, Inc.*	196,153
26,924	Comcast Corp., Class A	860,760
9,004	DIRECTV, Class A*	439,575
3,068	Dollar Tree, Inc.*	165,058
1,595	Expedia, Inc. (a)	76,672
791	Fossil, Inc.*	60,543
2,513	Garmin Ltd.	96,223
7,329	Liberty Interactive, Inc.*	130,383
4,346	Mattel, Inc.	140,984
711	Netflix, Inc.*	48,682
22,063	News Corp., Class A	491,784
1,655	O’Reilly Automotive, Inc.*	138,639
652	Priceline.com, Inc.*	433,267
2,964	Ross Stores, Inc.	185,161
1,336	Sears Holdings Corp. (a)*	79,759
47,477	Sirius XM Radio, Inc.*	87,833
9,060	Staples, Inc.	118,233
9,386	Starbucks Corp.	500,462
3,891	Virgin Media, Inc.	94,902
1,329	Wynn Resorts Ltd.	137,844
		5,914,261
Consumer Staples — 2.4%
5,552	Costco Wholesale Corp.	527,440
2,378	Green Mountain Coffee Roasters, Inc.*	51,793
2,187	Monster Beverage Corp.*	155,714
2,326	Whole Foods Market, Inc.	221,714
		956,661

Shares		Value

Common Stocks — (Continued)
Health Care — 10.8%
2,405	Alexion Pharmaceuticals, Inc.*	$238,817
11,327	Amgen, Inc.	827,324
3,144	Biogen Idec, Inc.*	453,931
5,682	Celgene Corp.*	364,557
2,173	Cerner Corp.*	179,620
1,826	DENTSPLY International, Inc.	69,041
6,189	Express Scripts Holding Co.*	345,532
9,829	Gilead Sciences, Inc.*	504,031
1,161	Henry Schein, Inc.*	91,127
499	Intuitive Surgical, Inc.*	276,341
2,308	Life Technologies Corp.*	103,837
5,435	Mylan, Inc.*	116,146
1,213	Perrigo Co.	143,049
9,059	Teva Pharmaceutical Industries Ltd. ADR	357,287
2,695	Vertex Pharmaceuticals, Inc.*	150,704
3,347	Warner Chilcott PLC*	59,978
		4,281,322
Industrials — 1.7%
2,109	CH Robinson Worldwide, Inc.	123,440
2,717	Expeditors International of Washington, Inc.	105,284
3,819	Fastenal Co.	153,944
4,584	PACCAR, Inc.	179,647
1,090	Stericycle, Inc.*	99,920
		662,235
Information Technology — 62.2%
14,969	Activision Blizzard, Inc.	179,478
6,252	Adobe Systems, Inc.*	202,377
2,280	Akamai Technologies, Inc.*	72,390

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Rotating Markets Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Information Technology — (Continued)
4,096	Altera Corp.	$138,609
11,977	Apple, Inc.*	6,994,568
16,816	Applied Materials, Inc.	192,711
2,914	Autodesk, Inc.*	101,961
6,294	Automatic Data Processing, Inc.	350,324
3,157	Avago Technologies Ltd.	113,336
3,481	Baidu, Inc. ADR*	400,245
2,182	BMC Software, Inc.*	93,128
6,210	Broadcom Corp., Class A*	209,898
6,337	CA, Inc.	171,669
2,686	Check Point Software Technologies Ltd.*	133,199
69,260	Cisco Systems, Inc.	1,189,194
2,385	Citrix Systems, Inc.*	200,197
3,925	Cognizant Technology Solutions Corp., Class A*	235,500
23,672	Dell, Inc.*	296,374
16,526	eBay, Inc.*	694,257
1,019	F5 Networks, Inc.*	101,452
1,066	First Solar, Inc.*	16,054
1,823	Fiserv, Inc.*	131,657
9,115	Flextronics International Ltd.*	56,513
3,356	Google, Inc., Class A*	1,946,715
65,467	Intel Corp.	1,744,696
3,794	Intuit, Inc.	225,174
2,094	KLA-Tencor Corp.	103,130
1,518	Lam Research Corp.*	57,289
2,946	Linear Technology Corp.	92,298
7,899	Marvell Technology Group Ltd.*	89,101
3,765	Maxim Integrated Products, Inc.	96,535
2,459	Microchip Technology, Inc. (a)	81,344
12,555	Micron Technology, Inc.*	79,222
109,108	Microsoft Corp.	3,337,614
4,655	NetApp, Inc.*	148,122
3,932	Nuance Communications, Inc.*	93,660
7,937	NVIDIA Corp.*	109,689
65,280	Oracle Corp.	1,938,816
4,669	Paychex, Inc.	146,653
21,581	QUALCOMM, Inc.	1,201,630
6,556	Research In Motion Ltd.*	48,449
3,051	SanDisk Corp.*	111,301
5,951	Seagate Technology PLC	147,168
9,464	Symantec Corp.*	138,269
2,036	VeriSign, Inc.*	88,709
3,399	Xilinx, Inc.	114,105
16,044	Yahoo!, Inc.*	253,977
		24,668,757
Materials — 0.5%
742	Randgold Resources Ltd. ADR (a)	66,787
1,559	Sigma-Aldrich Corp.	115,257
		182,044
Telecommunication Services — 0.9%
12,099	Vodafone Group PLC ADR	340,950
Total Common Stocks (Cost $37,720,687)		37,006,230

Shares		Value

Exchange-Traded Funds — 4.6%
28,800	Powershares QQQ Trust, Series 1	$1,847,808
Total Exchange-Traded Funds (Cost $1,912,032)		1,847,808
Cash Equivalents — 1.9%
748,350	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	748,350
Total Cash Equivalents (Cost $748,350)		748,350
Short-Term Securities Held as Collateral for Securities Lending — 0.7%
264,849	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (c)	264,849
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $264,849)		264,849
Total Investments (Cost $40,645,918) — 100.6%		39,867,237
Liabilities in Excess of Other Assets — (0.6)%		(241,753)
Net Assets — 100.0%		$39,625,484
(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $259,656.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2012.

*	Non-income producing security.

ADR — American Depositary Receipt

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Industrials	13.4%
Information Technology	13.1%
Health Care	13.1%
Materials	11.0%
Consumer Discretionary	10.7%
Short-Term Securities Held as Collateral for Securities Lending	10.1%
Financials	8.9%
Energy	7.8%
Consumer Staples	4.4%
Real Estate Investment Trusts	2.3%
Utilities	1.9%
Cash[1]	1.5%
Exchange-Traded Funds	1.4%
Closed-End Funds	0.3%
Telecommunication Services	0.1%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 97.2%
Bermuda — 1.8%
Financials — 1.8%
90,000	Arch Capital Group Ltd.*	$3,572,100
Brazil — 0.8%
Consumer Staples — 0.8%
38,200	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,527,618
Canada — 0.0%
Energy — 0.0%
35,000	Denison Mines Corp. (a)*	46,900
Chile — 0.7%
Materials — 0.7%
24,000	Sociedad Quimica y Minera de Chile SA ADR (a)	1,336,080
Denmark — 0.7%
Health Care — 0.7%
52,500	Novozymes A/S, Class B	1,356,559
Germany — 0.5%
Health Care — 0.5%
35,500	Stada Arzneimittel AG (a)	1,082,769

Shares		Value

Common Stocks — (Continued)
Hong Kong — 0.6%
Consumer Discretionary — 0.6%
162,500	Television Broadcasts Ltd.	$1,125,857
Japan — 1.5%
Consumer Discretionary — 0.6%
31,400	Honda Motor Co. Ltd. ADR	1,088,324
Consumer Staples — 0.3%
38,300	Shiseido Co. Ltd.	601,320
Financials — 0.2%
70	Japan Prime Realty Investment Corp.	196,334
20	Japan Real Estate Investment Corp.	182,899
		379,233
Health Care — 0.4%
20,600	Terumo Corp.	840,133
		2,909,010
Mexico — 0.2%
Consumer Discretionary — 0.2%
27,400	Desarrolladora Homex S.A.B. de C.V. ADR (a)*	421,960

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Singapore — 1.5%
Consumer Staples — 1.5%
111,000	Asia Pacific Breweries Ltd.	$3,023,091
South Africa — 0.5%
Materials — 0.5%
110,032	Harmony Gold Mining Co. Ltd. ADR (a)	1,034,301
Sweden — 0.2%
Consumer Discretionary — 0.2%
116,800	Haldex AB	521,717
Switzerland — 1.0%
Consumer Discretionary — 1.0%
50,000	Garmin Ltd. (a)	1,914,500
United Kingdom — 0.9%
Consumer Staples — 0.4%
16,000	Reckitt Benckiser Group PLC	843,160
Industrials — 0.5%
116,800	Concentric AB*	869,529
		1,712,689
United States — 86.3%
Consumer Discretionary — 9.4%
205,000	Cabela’s, Inc., Class A (b)*	7,751,050
13,500	Columbia Sportswear Co. (a)	723,870
7,050	Fossil, Inc.*	539,607
50,000	Jakks Pacific, Inc. (a)	800,500
40,000	Papa John’s International, Inc.*	1,902,800
23,850	Rent-A-Center, Inc.	804,699
70,000	Sturm Ruger & Co., Inc. (a)	2,810,500
22,000	Tempur-Pedic International, Inc. (c)*	514,580
97,000	Urban Outfitters, Inc.*	2,676,230
		18,523,836
Consumer Staples — 2.0%
22,000	Darling International, Inc.*	362,780
90,000	Fresh Del Monte Produce, Inc.	2,112,300
30,000	Sanderson Farms, Inc.	1,374,600
		3,849,680
Energy — 8.7%
20,000	Alliance Resource Partners LP (a)	1,122,400
38,000	Amyris, Inc. (a)*	168,340
10,000	Atwood Oceanics, Inc.*	378,400
43,000	Carbo Ceramics, Inc. (a)	3,299,390
100,000	Denbury Resources, Inc.*	1,511,000
13,000	Dril-Quip, Inc.*	852,670
19,000	GeoResources, Inc.*	695,590
30,000	Lufkin Industries, Inc. (b)	1,629,600
15,000	Oceaneering International, Inc.	717,900
71,000	OYO Geospace Corp.*	6,389,290
7,000	SM Energy Co.	343,770
6,000	Swift Energy Co.*	111,660
		17,220,010

Shares		Value

Common Stocks — (Continued)
United States — (Continued)
Financials — 7.9%
74,300	Cullen/Frost Bankers, Inc.	$4,271,507
15,000	Evercore Partners, Inc.	350,850
30,000	EZCORP, Inc., Class A*	703,800
110,000	International Bancshares Corp.	2,147,200
150,000	Raymond James Financial, Inc.	5,136,000
70,383	SCBT Financial Corp.	2,481,001
13,800	WSFS Financial Corp.	557,658
		15,648,016
Health Care — 13.0%
29,000	AmSurg Corp.*	869,420
10,000	Arena Pharmaceuticals, Inc. (a)*	99,800
15,000	Bio-Rad Laboratories, Inc., Class A*	1,500,150
73,000	Cerner Corp. (c)*	6,034,180
20,000	Codexis, Inc. (a)*	74,800
50,000	Edwards LifeSciences Corp. (b)*	5,165,000
10,000	Healthways, Inc.*	79,800
100,000	Lincare Holdings, Inc. (a)	3,402,000
70,000	Myriad Genetics, Inc.*	1,663,900
75,000	Osiris Therapeutics, Inc. (a)*	822,750
21,000	PSS World Medical, Inc.*	440,790
75,000	Watson Pharmaceutical, Inc.*	5,549,250
		25,701,840
Industrials — 14.6%
50,000	BE Aerospace, Inc.*	2,183,000
100,000	EnPro Industries, Inc.*	3,737,000
50,000	Flowserve Corp.	5,737,500
100,000	Harsco Corp.	2,038,000
10,000	Mine Safety Appliances Co.	402,400
120,000	Quanta Services, Inc.*	2,888,400
40,000	Ryder System, Inc.	1,440,400
50,000	Taser International, Inc.*	262,000
170,000	Trinity Industries, Inc.	4,246,600
70,000	Universal Forest Products, Inc. (a)	2,728,600
85,000	Watts Water Technologies, Inc., Class A	2,833,900
12,750	Werner Enterprises, Inc.	304,597
		28,802,397
Information Technology — 14.7%
61,900	ACI Worldwide, Inc.*	2,736,599
75,000	Anixter International, Inc.*	3,978,750
30,000	Cardtronics, Inc.*	906,300
80,000	Diodes, Inc.*	1,501,600
50,000	Exlservice Holdings, Inc.*	1,232,000
225,000	Jabil Circuit, Inc.	4,574,250
80,600	Methode Electronics, Inc.	685,906
104,000	Red Hat, Inc. (b)*	5,873,920
45,000	ScanSource, Inc.*	1,378,800
105,000	Trimble Navigation Ltd. (b)*	4,831,050
20,000	TriQuint Semiconductor, Inc.*	110,000
29,000	Tyler Technologies, Inc.*	1,170,150
		28,979,325

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
United States — (Continued)
Materials — 11.1%
5,000	Albemarle Corp.	$298,200
48,000	Buckeye Technologies, Inc.	1,367,520
50,400	Eagle Materials, Inc. (c)	1,881,936
29,200	Eastman Chemical Co.	1,470,804
90,000	Owens-Illinois, Inc.*	1,725,300
75,000	Quaker Chemical Corp.	3,465,750
40,000	RTI International Metals, Inc.*	905,200
40,000	Scotts Miracle-Gro Co., Class A (a)	1,644,800
30,000	Sensient Technologies Corp.	1,101,900
17,000	Terra Nitrogen Co. LP	3,600,600
55,000	Texas Industries, Inc. (a)*	2,145,550
50,000	United States Lime & Minerals, Inc.*	2,333,500
		21,941,060
Real Estate Investment Trusts — 2.6%
31,500	Camden Property Trust	2,131,605
90,000	Equity One, Inc. (a)	1,908,000
40,000	Weingarten Realty Investors	1,053,600
		5,093,205
Telecommunication Services — 0.2%
39,000	General Communication, Inc., Class A*	324,090
Utilities — 2.1%
15,000	AGL Resources, Inc.	581,250
39,900	Hawaiian Electric Industries, Inc.	1,137,948
13,100	Northwest Natural Gas Co.	623,560
60,000	Portland General Electric Co.	1,599,600
5,500	UGI Corp.	161,865
		4,104,223
		170,187,682
Total Common Stocks (Cost $131,161,148)		191,772,833
Exchange-Traded Funds — 1.6%
25,000	iShares FTSE China 25 Index Fund (a)	841,750
54,555	SPDR S&P Emerging Markets SmallCap ETF (a)	2,273,661
Total Exchange-Traded Funds (Cost $3,699,680)		3,115,411

Shares		Value
Closed-End Fund — 0.3%
30,000	Central Fund of Canada Ltd., Class A (a)	$593,700
Total Closed-End Fund (Cost $419,116)		593,700
Cash Equivalents — 1.7%
3,294,436	Huntington Money Market Fund, Interfund Shares, 0.010% (d) (e)	3,294,436
Total Cash Equivalents (Cost $3,294,436)		3,294,436

Short-Term Securities Held as Collateral for Securities Lending — 11.4%
22,469,932	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (d)	22,469,932
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $22,469,932)		22,469,932
Total Investments (Cost $161,044,312) — 112.2%		221,246,312
Liabilities in Excess of Other Assets — (12.2)%		(23,991,989)
Net Assets — 100.0%		$197,254,323
(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $21,998,177.

(b)	All or a portion of the security is held as collateral for written call options.

(c)	All or a portion of the security is held as collateral for written put options.

(d)	Rate disclosed is the seven day yield as of June 30, 2012.

(e)	Investment in affiliate.

*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Technical Opportunities Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Exchange-Traded Funds	75.1%
Short-Term Securities Held as Collateral for Securities Lending	13.9%
Cash[1]	11.0%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Shares		Value

Exchange-Traded Funds — 87.4%
7,125	Global X FTSE Colombia 20 ETF	$143,497
6,350	iShares MSCI All Peru Capped Index Fund	269,684
12,700	iShares MSCI Malaysia Index Fund	181,229
3,400	iShares Russell 1000 Value Index Fund	231,982
5,040	iShares Russell 2000 Growth Index Fund (a)	461,009
6,600	iShares Russell 2000 Value Index Fund (a)	464,574
6,410	iShares Russell Midcap Growth Index Fund (a)	379,408
8,500	iShares Russell Midcap Value Index Fund (a)	393,380
22,050	Powershares QQQ Trust, Series 1	1,414,728
43,189	Vanguard Short-Term Bond ETF	3,503,924
Total Exchange-Traded Funds (Cost $7,454,969)		7,443,415
Cash Equivalents — 12.8%
1,092,452	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	1,092,452
Total Cash Equivalents (Cost $1,092,452)		1,092,452

Shares		Value

Short-Term Securities Held as Collateral for Securities Lending — 16.3%
1,382,307	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (c)	$1,382,307
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,382,307)		1,382,307
Total Investments (Cost $9,929,728) — 116.5%		9,918,174
Liabilities in Excess of Other Assets — (16.5)%		(1,408,057)
Net Assets — 100.0%		$8,510,117
(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $1,355,203.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2012.

ETF — Exchange-Traded Fund

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Fixed Income Securities Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Corporate Bonds	73.3%
U.S. Government Agencies	11.6%
U.S. Treasury Obligations	10.4%
Preferred Stocks	2.0%
Cash[1]	1.5%
U.S. Government Mortgage Backed Securities	1.2%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value

Corporate Bonds — 72.6%
Consumer Discretionary — 5.1%
$5,000,000	AutoZone, Inc., 5.750%, 1/15/15	$5,507,560
2,000,000	Comcast Corp., 6.500%, 1/15/17	2,380,944
2,000,000	Mattel, Inc., 6.200%, 10/1/40	2,358,420
4,000,000	Time Warner, Inc., 3.150%, 7/15/15	4,218,508
1,500,000	Walt Disney Co./The, Series B, MTN, 6.200%, 6/20/14	1,659,678
		16,125,110
Consumer Staples — 3.2%
3,000,000	Kellogg Co., 4.250%, 3/6/13	3,071,676
2,000,000	Kraft Foods, Inc., 6.000%, 2/11/13	2,061,418
2,000,000	Kroger Co./The, 7.500%, 1/15/14	2,192,548
2,000,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	2,720,654
		10,046,296
Energy — 5.5%
1,290,000	Apache Corp., 6.900%, 9/15/18	1,620,450
1,629,000	Enterprise Products Operating LP, 5.600%, 10/15/14	1,785,443
2,000,000	Enterprise Products Operating LP, 3.700%, 6/1/15	2,133,812
2,005,000	EQT Corp., 8.125%, 6/1/19	2,404,522
2,000,000	Halliburton Co., 6.150%, 9/15/19	2,471,924
2,335,000	Marathon Oil Corp., 6.000%, 10/1/17	2,750,056
500,000	Rowan Cos., Inc., 5.000%, 9/1/17	538,229
1,000,000	Transocean, Inc., 7.375%, 4/15/18	1,175,249
2,000,000	Williams Partners LP, 5.250%, 3/15/20	2,247,112
		17,126,797
Financials — 24.3%
2,000,000	American Express Credit Co., Series C, 7.300%, 8/20/13	2,138,320

Principal Amount		Value

Corporate Bonds — (Continued)
Financials — (Continued)
$5,000,000	Bank of Montreal, MTN, 2.500%, 1/11/17 (a) (b)	$5,168,555
5,000,000	Bank of Nova Scotia, 1.950%, 1/30/17 (a) (b)	5,146,490
2,000,000	Barrick International Bank Corp., 5.750%, 10/15/16 (a) (b)	2,319,234
3,000,000	BlackRock, Inc., 6.250%, 9/15/17	3,632,406
5,000,000	Canadian Imperial Bank of Commerce, 2.600%, 7/2/15 (a) (b)	5,258,695
4,000,000	Citigroup, Inc., 5.625%, 8/27/12	4,023,964
3,000,000	FIA Card Services NA, 7.125%, 11/15/12 (a) (b)	3,056,094
3,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	3,164,265
1,000,000	General Electric Capital Corp., Series A, GMTN, 5.250%, 10/19/12	1,013,999
3,700,000	General Electric Capital Corp., Series A, GMTN, 6.900%, 9/15/15	4,282,606
1,000,000	Goldman Sachs Group, Inc., 5.250%, 10/15/13	1,039,916
3,000,000	JPMorgan Chase & Co, 4.000%, 2/25/21 (c)	2,952,579
3,000,000	KeyCorp, MTN, 5.100%, 3/24/21	3,345,927
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	1,045,011
4,000,000	Manulife Financial Corp., 3.400%, 9/17/15	4,110,696
1,000,000	MetLife, Inc., 5.000%, 11/24/13	1,059,691
1,000,000	Morgan Stanley, 6.750%, 10/15/13	1,038,973
2,000,000	Morgan Stanley, MTN, 5.000%, 5/17/23 (c)	1,760,000
3,400,000	National City Bank, 5.250%, 12/15/16	3,783,217
1,915,000	Northern Trust Co., 6.500%, 8/15/18	2,334,295
2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	2,103,259

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Fixed Income Securities Fund	(Continued)

Principal Amount		Value

Corporate Bonds — (Continued)
Financials — (Continued)
$5,000,000	Royal Bank of Canada, 3.125%, 4/14/15 (a) (b)	$5,295,215
3,000,000	Toronto-Dominion Bank, 2.200%, 7/29/15 (a) (b)	3,121,914
3,395,000	Wachovia Corp., 5.625%, 10/15/16	3,827,007
		76,022,328
Health Care — 7.0%
2,000,000	AstraZeneca PLC, 5.900%, 9/15/17	2,402,748
2,054,000	Celgene Corp., 2.450%, 10/15/15	2,103,943
2,500,000	Covidien International Finance SA, 1.875%, 6/15/13	2,524,687
1,000,000	Covidien International Finance SA, 2.800%, 6/15/15	1,040,713
2,000,000	Gilead Sciences, Inc., 4.500%, 4/1/21	2,222,534
3,705,000	Laboratory Corp. of America Holdings, 4.625%, 11/15/20	4,072,380
1,000,000	Pfizer, Inc., 5.350%, 3/15/15	1,118,070
5,000,000	Thermo Fisher Scientific, Inc., 3.250%, 11/20/14	5,268,670
1,000,000	Wyeth, 5.500%, 3/15/13	1,035,519
		21,789,264
Industrials — 3.4%
1,368,000	CSX Transportation, Inc., 9.750%, 6/15/20	1,921,608
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,909,780
2,000,000	Plum Creek Timberlands PLC, 4.700%, 3/15/21	2,078,006
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	2,313,888
2,000,000	United Technologies Corp., 6.125%, 2/1/19	2,476,494
		10,699,776
Information Technology — 5.5%
2,000,000	CA, Inc., 6.125%, 12/1/14	2,191,982
2,000,000	Cisco Systems, Inc., 5.500%, 1/15/40	2,475,870
2,000,000	Hewlett-Packard Co., 5.500%, 3/1/18	2,262,562
3,000,000	International Business Machines Corp., 7.625%, 10/15/18	3,996,846
3,000,000	Oracle Corp., 6.125%, 7/8/39	3,923,430
2,000,000	Oracle Corp., 5.250%, 1/15/16	2,293,080
		17,143,770
Materials — 2.1%
3,000,000	Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/22	2,951,634
3,300,000	Potash Corporation of Saskatchewan, Inc., 5.250%, 5/15/14	3,546,880
		6,498,514
Real Estate Investment Trusts — 4.9%
5,000,000	ERP Operating LP, 5.200%, 4/1/13	5,148,960
2,640,000	Health Care REIT, Inc., 4.950%, 1/15/21	2,769,080

Principal Amount		Value

Corporate Bonds — (Continued)
Real Estate Investment Trusts — (Continued)
$2,000,000	Hospitality Properties Trust, 6.750%, 2/15/13	$2,012,708
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	1,041,273
2,000,000	Senior Housing Properties Trust, 4.300%, 1/15/16	2,001,856
2,000,000	Simon Property Group LP, 5.650%, 2/1/20	2,332,996
		15,306,873
Telecommunication Services — 2.1%
2,000,000	AT&T, Inc., 5.600%, 5/15/18	2,393,716
2,000,000	Verizon Wireless, 7.375%, 11/15/13	2,171,446
2,000,000	Vodafone Group PLC, 5.000%, 12/16/13	2,120,138
		6,685,300
Utilities — 9.5%
1,000,000	Consolidated Edison Co. of New York, Inc., Series 03-B, 3.850%, 6/15/13	1,030,829
2,000,000	Constellation Energy Group, Inc., 4.550%, 6/15/15	2,147,838
3,000,000	Dominion Resources, Inc., Series 07-A, Class A, 6.000%, 11/30/17	3,585,930
4,000,000	Duke Energy Corp., 6.300%, 2/1/14	4,328,796
2,600,000	Exelon Generation Co. LLC, 6.250%, 10/1/39	2,816,440
1,000,000	Georgia Power Co., 5.400%, 6/1/40	1,194,796
1,800,000	Gulf Power Co., Series K, 4.900%, 10/1/14	1,900,850
2,310,000	Metropolitan Edison, 4.875%, 4/1/14	2,432,393
3,000,000	Pacific Gas & Electric Co., 6.250%, 12/1/13	3,227,334
3,000,000	PSEG Power LLC, 2.500%, 4/15/13	3,042,054
4,000,000	Questar Corp., 2.750%, 2/1/16	4,156,100
		29,863,360
Total Corporate Bonds (Cost $215,500,380)		227,307,388
U.S. Government Agencies — 11.5%
Federal Agricultural Mortgage Corporation — 1.3%
4,000,000	3.250%, 6/25/14	4,213,340
Federal Farm Credit Bank — 0.7%
2,000,000	4.710%, 3/6/15	2,223,508
Federal Home Loan Bank — 6.7%
3,000,000	1.750%, 12/14/12	3,020,481
3,000,000	5.375%, 6/14/13	3,145,350
1,380,000	5.000%, 7/16/13 (d)	1,446,241
2,000,000	2.000%, 5/14/15 (d)	2,010,170
5,000,000	4.750%, 9/11/15	5,656,635
5,000,000	3.500%, 12/9/16	5,558,845
		20,837,722

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Fixed Income Securities Fund	(Continued)

Principal Amount		Value

U.S. Government Agencies — (Continued)
Federal Home Loan Mortgage Corporation — 1.7%
$5,000,000	5.000%, 1/30/14	$5,366,270
Federal National Mortgage Association — 1.1%
3,000,000	4.065%, 2/15/18	3,475,545
Total U.S. Government Agencies (Cost $34,038,252)		36,116,385
U.S. Treasury Obligations — 10.2%
U.S. Treasury Bonds — 9.5%
1,500,000	9.125%, 5/15/18	2,206,875
2,000,000	8.750%, 8/15/20	3,154,376
4,000,000	7.125%, 2/15/23	6,116,248
4,000,000	7.625%, 2/15/25	6,547,500
4,000,000	6.750%, 8/15/26	6,273,752
4,000,000	5.250%, 11/15/28	5,629,376
		29,928,127
U.S. Treasury Notes — 0.7%
2,000,000	2.625%, 11/15/20	2,198,282
Total U.S. Treasury Obligations (Cost $24,705,618)		32,126,409
U.S. Government Mortgage Backed Agencies — 1.2%
Federal Home Loan Mortgage Corporation — 0.5%
642,254	Pool # J05518, 5.500%, 9/1/22	691,795
723,666	Pool # J08160, 5.000%, 12/1/22	775,767
		1,467,562
Federal National Mortgage Association — 0.0%
50,939	Pool # 599630, 6.500%, 8/1/16	54,685
117,484	Pool # 254403, 6.000%, 8/1/17	129,242
		183,927
Government National Mortgage Association — 0.7%
1,052,872	Pool # 683937, 6.000%, 2/15/23	1,160,555
718,853	Pool # 689593, 6.000%, 7/15/23	792,374
74,521	Pool # 345128, 6.500%, 1/15/24	85,748
25,764	Pool # 372962, 7.000%, 3/15/24	30,287
13,687	Pool # 373015, 8.000%, 6/15/24	13,926
		2,082,890
Total U.S. Government Mortgage Backed Agencies (Cost $3,486,625)		3,734,379

Shares		Value

Preferred Stocks — 2.0%
Financials — 1.1%
20,000	American Financial Group, Inc., 7.000%	$540,000
40,000	BB&T Capital Trust V, 8.950% (c)	1,007,600
10,000	Credit Suisse Guernsey, 7.900%	260,300
20,000	M&T Capital Trust IV, 8.500%	515,000
20,000	Raymond James Financial, Inc., 6.900%	542,800
20,000	Wells Fargo Capital Trust XII, 7.875%	517,800
		3,383,500
Real Estate Investment Trusts — 0.3%
20,000	Kimco Realty Corp., Series G, 7.750%	513,000
20,000	Vornado Realty LP, 7.875%	560,000
		1,073,000
Utilities — 0.6%
30,000	Dominion Resources, Inc., Class A, 8.375%	861,000
30,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	861,300
		1,722,300
Total Preferred Stocks (Cost $6,229,996)		6,178,800
Cash Equivalents — 1.5%
4,501,438	Huntington Money Market Fund, Interfund Shares, 0.010% (e) (f)	4,501,438
Total Cash Equivalents (Cost $4,501,438)		4,501,438
Total Investments (Cost $288,462,309) — 99.0%		309,964,799
Other Assets in Excess of Liabilities — 1.0%		3,213,456
Net Assets — 100.0%		$313,178,255
(a)	Illiquid security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2012.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2012.

(e)	Investment in affiliate.

(f)	Rate disclosed is the seven day yield as of June 30, 2012.

GMTN — Global Medium Term Note

MTN — Medium Term Note

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Intermediate Government Income Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
U.S. Government Agencies	46.9%
U.S. Government Mortgage Backed Securities	26.2%
U.S. Treasury Obligations	19.5%
Collateralized Mortgage Obligations	4.7%
Cash[1]	2.7%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

U.S. Government Agencies — 46.7%
Federal Farm Credit Bank — 16.1%
$3,000,000	1.375%, 6/25/13	$3,033,369
1,000,000	4.500%, 12/15/15	1,131,159
2,000,000	4.875%, 12/16/15	2,288,072
1,000,000	3.750%, 1/29/16	1,108,239
1,000,000	5.270%, 9/1/16	1,181,537
2,000,000	5.050%, 3/8/17	2,355,674
1,000,000	5.550%, 8/1/17	1,215,133
1,000,000	2.500%, 9/21/17	1,004,246
2,500,000	3.150%, 1/12/18	2,761,165
1,000,000	4.250%, 4/16/18	1,174,629
2,000,000	5.050%, 8/1/18	2,453,890
2,000,000	2.800%, 10/28/20	2,118,020
1,000,000	5.375%, 11/10/20	1,263,542
		23,088,675
Federal Home Loan Bank — 24.0%
3,000,000	5.375%, 6/14/13	3,145,350
1,000,000	3.750%, 6/14/13	1,032,460
1,000,000	4.375%, 9/13/13	1,048,671
830,000	4.750%, 12/12/14	914,472
2,500,000	2.875%, 6/12/15	2,670,047
2,000,000	4.750%, 9/11/15	2,262,654
2,000,000	1.900%, 12/29/15	2,086,184
1,000,000	4.875%, 3/11/16	1,152,285
3,000,000	1.000%, 6/21/17	3,002,202
2,000,000	3.125%, 12/8/17	2,212,326
1,500,000	4.250%, 3/9/18	1,752,865
3,000,000	4.125%, 12/13/19	3,542,580
1,000,000	4.125%, 3/13/20	1,181,008
2,000,000	3.000%, 3/18/20	2,171,118
3,500,000	3.375%, 6/12/20	3,899,640
2,000,000	3.625%, 6/11/21	2,243,892
		34,317,754
Federal National Mortgage Association — 6.6%
5,000,000	4.125%, 4/15/14	5,334,895
2,000,000	1.500%, 9/8/14	2,040,696

Principal Amount		Value

U.S. Government Agencies — (Continued)
$2,000,000	1.375%, 11/15/16	$2,047,010
		9,422,601
Total U.S. Government Agencies (Cost $61,685,061)		66,829,030
U.S. Government Mortgage Backed Agencies — 26.1%
Federal Home Loan Mortgage Corporation — 7.4%
79,119	Pool # M81004, 5.000%, 1/1/13	80,347
106,699	Pool # E01184, 6.000%, 8/1/17	115,392
341,704	Pool # B10827, 4.500%, 11/1/18	365,432
707,646	Pool # J02717, 5.500%, 11/1/20	774,614
336,035	Pool # C90699, 5.000%, 8/1/23	367,421
318,736	Pool # C91167, 5.000%, 4/1/28	342,580
1,987,717	Pool # C91441, 3.000%, 4/1/32	2,062,203
2,991,356	Pool # C91451, 3.000%, 5/1/32	3,103,451
185,921	Pool # G08005, 5.500%, 8/1/34	203,527
278,221	Pool # 1G0865, 4.186%, 7/1/35 (a)	294,234
466,654	Pool # 972190, 5.201%, 11/1/35 (a)	498,113
391,449	Pool # G03609, 5.500%, 10/1/37	425,947
1,845,504	Pool # G06784, 3.500%, 10/1/41	1,938,237
		10,571,498
Federal National Mortgage Association — 12.5%
94,488	Pool # 647408, 5.000%, 10/1/17	102,306
466,799	Pool # 357805, 5.000%, 6/1/20	504,400
514,532	Pool # 889799, 5.500%, 2/1/23	562,670
176,764	Pool # 254911, 5.000%, 10/1/23	192,252
434,848	Pool # 255360, 5.000%, 8/1/24	478,080
429,689	Pool # 255767, 5.500%, 6/1/25	472,929
585,220	Pool # 255984, 4.500%, 11/1/25	635,972
435,315	Pool # 256116, 6.000%, 2/1/26	479,989
343,684	Pool # 256213, 6.000%, 4/1/26	378,954
416,855	Pool # 257536, 5.000%, 1/1/29	452,305
647,133	Pool # MA0115, 4.500%, 7/1/29	695,570
721,046	Pool # MA0563, 4.000%, 11/1/30	776,511
1,279,837	Pool # MA0667, 4.000%, 3/1/31	1,378,286
2,071,533	Pool # MA0706, 4.500%, 4/1/31	2,246,006

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Intermediate Government Income Fund	(Continued)

Principal Amount		Value

U.S. Government Mortgage Backed Agencies — (Continued)
Federal National Mortgage Association — (Continued)
$812,807	Pool # MA0804, 4.000%, 7/1/31	$875,331
285,772	Pool # 254594, 5.500%, 1/1/33	314,351
465,906	Pool # 783793, 6.000%, 7/1/34	524,639
319,604	Pool # 806715, 5.500%, 1/1/35	351,167
396,373	Pool # 807963, 5.000%, 1/1/35	437,389
502,524	Pool # 735224, 5.500%, 2/1/35	552,465
492,136	Pool # 868935, 5.500%, 5/1/36	537,661
219,988	Pool # 907484, 6.000%, 1/1/37	242,426
792,102	Pool # AD7906, 5.000%, 7/1/40	861,446
879,919	Pool # AH6655, 4.000%, 2/1/41	937,982
1,843,667	Pool # AJ5469, 3.500%, 11/1/41	1,939,833
1,000,000	Pool # MA1044, 3.000%, 4/1/42	1,027,786
		17,958,706
Government National Mortgage Association — 6.2%
436,263	Pool # 683552, 5.500%, 2/15/23	475,307
622,072	Pool # 666057, 5.000%, 3/15/23	677,623
2,325,654	Pool # 741854, 4.000%, 5/15/25	2,508,223
137,786	Pool # 2699, 6.000%, 1/20/29	155,439
147,029	Pool # 576456, 6.000%, 3/15/32	167,394
1,760,028	Pool # 4113, 5.000%, 4/20/38	1,945,097
504,579	Pool # 676974, 5.500%, 5/15/38	560,238
825,068	Pool # 733602, 5.000%, 4/15/40	915,274
1,309,754	Pool # 4978, 4.500%, 3/20/41	1,442,703
		8,847,298
Total U.S. Government Mortgage Backed Agencies (Cost $35,695,947)		37,377,502
U.S. Treasury Obligations — 19.5%
U.S. Treasury Inflation Protection Notes — 1.4%
1,500,000	2.000%, 1/15/16	1,923,902
U.S. Treasury Notes — 18.1%
1,000,000	4.125%, 8/31/12	1,006,523
2,000,000	4.250%, 11/15/14	2,182,812
3,000,000	2.125%, 11/30/14	3,126,327
1,500,000	0.250%, 2/15/15	1,494,726
2,000,000	4.500%, 2/15/16	2,284,532
2,000,000	5.125%, 5/15/16	2,347,656
2,000,000	1.000%, 8/31/16	2,031,406
3,000,000	1.375%, 11/30/18	3,068,436
2,000,000	1.250%, 1/31/19	2,027,500
2,000,000	2.625%, 11/15/20	2,198,282
2,000,000	2.125%, 8/15/21	2,102,188
2,000,000	2.000%, 11/15/21	2,073,594
		25,943,982
Total U.S. Treasury Obligations (Cost $26,136,407)		27,867,884

Principal Amount or Shares		Value

Collateralized Mortgage Obligations — 4.7%
Federal Home Loan Bank — 0.9%
$225,271	Series 00-0606, 5.270%, 12/28/12	$229,354
1,000,000	Series Z2-2013, 4.375%, 2/13/15	1,093,989
		1,323,343
Federal Home Loan Mortgage Corporation — 2.1%
179,826	Series 2555, 4.250%, 1/15/18	188,468
1,113,868	Series 2571, 5.500%, 7/15/21	1,125,586
1,433,539	Series 2802, 5.500%, 11/15/31	1,453,107
255,194	Series 2976, 4.500%, 1/15/33	262,693
		3,029,854
Federal National Mortgage Association — 0.2%
154,057	Series 2003-11, 5.500%, 8/25/32	159,147
89,502	Series 2003-16, 4.000%, 2/25/33	95,014
		254,161
Government National Mortgage Association — 1.5%
1,401,855	Series 2003-100, 5.500%, 1/20/23	1,451,704
627,973	Series 2005-55, 5.000%, 5/20/32	642,146
		2,093,850
Total Collateralized Mortgage Obligations (Cost $6,460,581)		6,701,208
Cash Equivalents — 2.7%
3,811,881	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	3,811,881
Total Cash Equivalents (Cost $3,811,881)		3,811,881
Total Investments (Cost $133,789,877) — 99.7%		142,587,505
Other Assets in Excess of Liabilities — 0.3%		395,018
Net Assets — 100.0%		$142,982,523
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2012.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2012.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mortgage Securities Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
U.S. Government Mortgage Backed Securities	75.5%
Real Estate Investment Trusts	11.6%
Collateralized Mortgage Obligations	5.2%
U.S. Government Agencies	4.5%
Cash[1]	2.4%
Short-Term Securities Held as Collateral for Securities Lending	0.8%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

U.S. Government Mortgage Backed Agencies — 76.0%
Federal Home Loan Mortgage Corporation — 17.3%
$79,119	Pool # M81004, 5.000%, 1/1/13	$80,372
156,822	Pool # J03237, 5.500%, 8/1/16	169,041
86,656	Pool # E96459, 5.000%, 5/1/18	93,070
41,317	Pool # C90237, 6.500%, 11/1/18	46,277
341,704	Pool # B10827, 4.500%, 11/1/18	365,539
347,254	Pool # J10396, 4.000%, 7/1/19	369,794
163,901	Pool # G12297, 6.000%, 7/1/21	180,103
533,412	Pool # G12867, 4.500%, 8/1/22	569,952
267,918	Pool # C90779, 5.000%, 1/1/24	293,026
275,306	Pool # C90859, 5.500%, 10/1/24	302,064
303,828	Pool # C90999, 5.500%, 11/1/26	332,029
318,736	Pool # C91167, 5.000%, 4/1/28	342,680
442,983	Pool # C91175, 5.000%, 5/1/28	477,851
118,123	Pool # C00730, 6.000%, 3/1/29	132,461
2,416,904	Pool # C91251, 4.500%, 6/1/29	2,584,590
1,837,911	Pool # C91296, 5.000%, 4/1/30	1,981,428
1,987,717	Pool # C91441, 3.000%, 4/1/32	2,062,825
1,994,237	Pool # C91451, 3.000%, 5/1/32	2,069,591
309,243	Pool # A15284, 5.500%, 10/1/33	338,961
371,843	Pool # G08005, 5.500%, 8/1/34	407,112
278,221	Pool # 1G0865, 4.186%, 7/1/35 (a)	294,494
308,610	Pool # A55565, 6.000%, 12/1/36	339,220
222,903	Pool # G08168, 6.000%, 12/1/36	245,012
339,558	Pool # G03498, 5.500%, 11/1/37	369,536
1,732,508	Pool # G06023, 4.000%, 9/1/40	1,841,415
1,129,608	Pool # A93936, 4.500%, 9/1/40	1,208,687
839,227	Pool # A94008, 4.000%, 9/1/40	891,982
1,384,128	Pool # G06784, 3.500%, 10/1/41	1,454,110
		19,843,222
Federal National Mortgage Association — 52.1%
126,119	Pool # 254486, 5.000%, 9/1/17	136,574
128,963	Pool # 663808, 5.000%, 11/1/17	139,653
199,343	Pool # 684488, 5.000%, 12/1/17	213,421
318,789	Pool # 693256, 5.000%, 4/1/18	348,253

Principal Amount		Value

U.S. Government Mortgage Backed Agencies — (Continued)
Federal National Mortgage Association — (Continued)
$188,903	Pool # 254720, 4.500%, 5/1/18	$203,467
215,716	Pool # 786729, 5.500%, 8/1/19	236,403
1,792,887	Pool # MA0504, 3.500%, 8/1/20	1,896,403
1,546,452	Pool # MA0654, 3.500%, 2/1/21	1,635,739
3,033,947	Pool # MA0740, 3.500%, 5/1/21	3,215,277
194,018	Pool # 896597, 5.000%, 8/1/21	209,979
238,045	Pool # 254831, 5.000%, 8/1/23	258,239
497,510	Pool # 254908, 5.000%, 9/1/23	539,715
465,982	Pool # 254911, 5.000%, 10/1/23	506,956
210,634	Pool # 255320, 5.000%, 7/1/24	231,641
1,492,889	Pool # 932438, 4.000%, 1/1/25	1,589,090
694,155	Pool # 255711, 5.500%, 4/1/25	764,225
168,273	Pool # 357771, 5.000%, 5/1/25	184,739
299,642	Pool # 255834, 4.500%, 6/1/25	326,284
585,220	Pool # 255984, 4.500%, 11/1/25	636,155
544,144	Pool # 256116, 6.000%, 2/1/26	600,156
880,228	Pool # 257163, 5.000%, 4/1/28	960,862
519,553	Pool # 257238, 5.000%, 6/1/28	563,900
452,993	Pool # 257281, 5.000%, 7/1/28	491,659
416,855	Pool # 257536, 5.000%, 1/1/29	452,435
809,765	Pool # MA0096, 4.500%, 6/1/29	870,628
1,035,413	Pool # MA0115, 4.500%, 7/1/29	1,113,236
2,917,259	Pool # AC1219, 4.500%, 8/1/29	3,136,525
1,153,546	Pool # MA0171, 4.500%, 9/1/29	1,240,248
721,046	Pool # MA0563, 4.000%, 11/1/30	776,737
1,701,853	Pool # MA0641, 4.000%, 2/1/31	1,833,297
1,279,837	Pool # MA0667, 4.000%, 3/1/31	1,378,686
2,071,533	Pool # MA0706, 4.500%, 4/1/31	2,246,653
3,720,420	Pool # MA0776, 4.500%, 6/1/31	4,034,932
812,807	Pool # MA0804, 4.000%, 7/1/31	875,585
47,976	Pool # 602879, 6.000%, 11/1/31	54,031
1,951,349	Pool # MA0976, 3.500%, 2/1/32	2,065,328
2,491,983	Pool # MA1084, 3.500%, 6/1/32	2,637,541
538,665	Pool # 729535, 5.500%, 7/1/33	592,282
83,096	Pool # 748422, 6.000%, 8/1/33	93,584

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mortgage Securities Fund	(Continued)

Principal Amount or Shares		Value

U.S. Government Mortgage Backed Agencies — (Continued)
Federal National Mortgage Association — (Continued)
$314,160	Pool # 786457, 5.353%, 7/1/34 (a)	$339,551
465,906	Pool # 783793, 6.000%, 7/1/34	524,712
319,604	Pool # 806715, 5.500%, 1/1/35	351,217
202,496	Pool # 814261, 6.000%, 1/1/35	226,030
502,524	Pool # 735224, 5.500%, 2/1/35	552,544
79,867	Pool # 836450, 6.000%, 10/1/35	88,375
329,148	Pool # 845573, 5.362%, 2/1/36 (a)	352,976
513,797	Pool # 745418, 5.500%, 4/1/36	563,654
295,017	Pool # 745511, 5.000%, 4/1/36	319,691
196,695	Pool # 888029, 6.000%, 12/1/36	216,788
219,988	Pool # 907484, 6.000%, 1/1/37	242,460
792,102	Pool # AD7906, 5.000%, 7/1/40	861,569
1,499,916	Pool # AD7724, 5.000%, 7/1/40	1,631,458
3,321,494	Pool # AE4310, 4.000%, 9/1/40	3,541,704
1,433,802	Pool # AE0395, 4.500%, 10/1/40	1,538,852
1,267,622	Pool # AE4628, 4.500%, 10/1/40	1,364,681
1,319,879	Pool # AH6655, 4.000%, 2/1/41	1,407,385
2,394,029	Pool # AB3417, 4.000%, 8/1/41	2,553,498
1,843,667	Pool # AJ5469, 3.500%, 11/1/41	1,940,409
1,936,633	Pool # AB4106, 3.500%, 12/1/41	2,038,255
		59,946,327
Government National Mortgage Association — 6.6%
290,569	Pool # 683915, 5.000%, 1/15/23	319,287
403,389	Pool # 691761, 5.000%, 7/15/23	439,474
1,993,418	Pool # 741854, 4.000%, 5/15/25	2,150,529
760,270	Pool # 4886, 4.500%, 12/20/25	820,654
1,252,320	Pool # 605653, 5.500%, 8/15/34	1,411,711
851,959	Pool # 3637, 5.500%, 11/20/34	951,261
504,579	Pool # 676974, 5.500%, 5/15/38	560,317
825,068	Pool # 733602, 5.000%, 4/15/40	915,403
		7,568,636
Total U.S. Government Mortgage Backed Agencies (Cost $83,944,207)		87,358,185
Common Stocks — 11.7%
Real Estate Investment Trusts — 11.7%
10,074	Acadia Realty Trust	233,515
6,500	Alexandria Real Estate Equities, Inc.	472,680
13,000	American Campus Communities, Inc.	584,740
1,000	Associated Estates Realty Corp.	14,950
2,000	BioMed Realty Trust, Inc.	37,360
5,500	Boston Properties, Inc.	596,035
6,500	Brandywine Realty Trust	80,210
2,000	Brookfield Office Properties, Inc.	34,840
1,000	Camden Property Trust	67,670
2,000	Colonial Properties Trust	44,280
1,000	Coresite Realty Corp.	25,820
1,000	CubeSmart	11,670
1,000	DDR Corp.	14,640
1,000	DiamondRock Hospitality Co.	10,200

Principal Amount or Shares		Value

Common Stocks — (Continued)
Real Estate Investment Trusts — (Continued)
8,300	Digital Realty Trust, Inc. (b)	$623,081
15,000	Douglas Emmett, Inc.	346,500
18,000	Duke Realty Corp.	263,520
5,000	DuPont Fabros Technology, Inc.	142,800
11,000	EastGroup Properties, Inc.	586,300
8,500	Equity Lifestyle Properties, Inc.	586,245
7,000	Equity Residential	436,520
4,500	Essex Property Trust, Inc.	692,640
1,000	Excel Trust, Inc.	11,960
1,500	Federal Realty Investment Trust	156,135
8,000	HCP, Inc.	353,200
1,500	Health Care REIT, Inc.	87,450
3,500	Healthcare Realty Trust, Inc.	83,440
8,000	Home Properties, Inc.	490,880
17,616	Host Hotels & Resorts, Inc.	278,685
8,600	Kimco Realty Corp.	163,658
10,000	Kite Realty Group Trust	49,900
13,000	LaSalle Hotel Properties	378,820
8,915	Macerich Co./The	526,431
9,000	Mack-Cali Realty Corp.	261,630
9,500	National Retail Properties, Inc. (b)	268,755
3,500	Pennsylvania Real Estate Investment Trust	52,430
2,000	Post Properties, Inc.	97,900
5,743	ProLogis, Inc.	190,840
4,000	Public Storage, Inc.	577,640
2,000	Realty Income Corp. (b)	83,540
3,500	Regency Centers Corp.	166,495
1,000	Sabra Health Care REIT, Inc.	17,110
8,000	Simon Property Group, Inc.	1,245,280
403	SL Green Realty Corp.	32,337
1,000	Sovran Self Storage, Inc.	50,090
13,000	Tanger Factory Outlet Centers, Inc.	416,650
1,000	Taubman Centers, Inc.	77,160
6,376	UDR, Inc.	164,756
9,000	Ventas, Inc.	568,080
4,436	Vornado Realty Trust	372,535
1,000	Washington Real Estate Investment Trust	28,450
7,500	Weingarten Realty Investors	197,550
2,000	Westfield Group	19,446
2,000	Westfield Retail Trust	5,834
Total Common Stocks (Cost $8,734,143)		13,381,283
Collateralized Mortgage Obligations — 5.2%
Federal Home Loan Bank — 0.2%
$224,425	Series Z2-2013, 4.800%, 2/25/13	229,134
Federal Home Loan Mortgage Corporation — 3.5%
291,158	Series 3322, 5.250%, 4/15/17	305,014
300,681	Series 2497, 5.000%, 9/15/17	322,514
303,262	Series 2770, 4.000%, 1/15/18	308,435
1,000,000	Series 2784, 4.000%, 4/15/19	1,060,960
445,547	Series 2571, 5.500%, 7/15/21	450,349

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Mortgage Securities Fund	(Continued)

Principal Amount		Value

Collateralized Mortgage Obligations — (Continued)
Federal Home Loan Mortgage Corporation — (Continued)
$112,224	Series 2555, 5.500%, 4/15/22	$114,302
412,661	Series 2672, 5.500%, 8/15/31	421,167
803,504	Series 2802, 5.500%, 11/15/31	814,754
255,194	Series 2976, 4.500%, 1/15/33	262,942
		4,060,437
Federal National Mortgage Association — 1.2%
172,401	Series 2003-38, 5.000%, 3/25/23	183,567
257,712	Series 1999-13, 6.000%, 4/25/29	288,988
154,849	Series 2003-32, 5.000%, 12/25/31	156,613
743,853	Series 2003-92, 5.000%, 3/25/32	768,136
		1,397,304
Residential Whole Loans — 0.3%
321,057	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	321,880
Total Collateralized Mortgage Obligations (Cost $5,788,409)		6,008,755
U.S. Government Agencies — 4.5%
Federal Home Loan Bank — 3.1%
1,000,000	4.250%, 3/9/18	1,170,078
2,000,000	4.125%, 12/13/19	2,365,580
		3,535,658
Federal Home Loan Mortgage Corporation — 0.4%
500,000	4.500%, 4/2/14	535,566
Federal National Mortgage Association — 1.0%
1,000,000	5.000%, 3/2/15	1,120,111
Total U.S. Government Agencies (Cost $4,497,313)		5,191,335

Shares		Value

Cash Equivalents — 2.4%
2,765,150	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	$2,765,150
Total Cash Equivalents (Cost $2,765,150)		2,765,150
Short-Term Securities Held as Collateral for Securities Lending — 0.8%
957,205	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (d)	957,205
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $957,205)		957,205
Total Investments (Cost $106,686,427) — 100.6%		115,661,913
Liabilities in Excess of Other Assets — (0.6)%		(670,521)
Net Assets — 100.0%		$114,991,392
(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2012.

(b)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $938,436.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2012.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
School Districts	36.0%
Various Purposes	31.3%
Higher Education	12.2%
Water	9.0%
Transportation	3.2%
Airport	2.3%
Single Family Housing	1.9%
Facilities	1.7%
General Fund	1.4%
Power	1.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

Municipal Bonds — 99.3%
Ohio — 99.3%
$400,000	Akron, OH, Various Purposes, G.O., 2.250%, 12/1/19	$406,020
225,000	Akron, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/24	244,015
100,000	Ashland, OH, Various Purposes, G.O., (National Reinsurance), 4.500%, 12/1/22	102,883
150,000	Barberton, OH, City School District, G.O., (Student Credit Program), 5.000%, 12/1/22	171,974
335,000	Big Walnut, OH, Local School District, G.O., 0.000%, 12/1/18 (a)	298,294
205,000	Bowling Green State University, OH, General Receipts Revenue, (AMBAC Ins.), 5.250%, 6/1/19	210,291
300,000	Bowling Green, OH, City School District, School Facilities Construction and Improvement, G.O., (AGM Ins.), 5.000%, 12/1/23	332,661
320,000	Bowling Green, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/24	352,358
215,000	Bridgeport, OH, Exempted Village School District, G.O., (Student Credit Program), 0.000%, 12/1/15 (a)	204,057
560,000	Brookfield, OH, Local School District, School Facilities Improvement, G.O., (AGM Ins. ), 5.000%, 1/15/22	632,167

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$250,000	Bucyrus, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/22	$274,927
300,000	Butler County, OH, Sewer Systems Revenue, (AGM Ins.), 5.000%, 12/1/19	351,960
170,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/20	182,335
400,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/24	423,956
500,000	Centerville, OH, G.O., (National Reinsurance), 5.000%, 12/1/20	524,460
200,000	Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/19	216,810
300,000	Cincinnati, OH, Technical & Community College, General Receipts Revenue, (Ohio CCD Program), 4.000%, 10/1/20	339,033
500,000	Cincinnati, OH, Water System Revenue, Series A, 5.000%, 12/1/22	623,165
200,000	Clark County, OH, Various Purposes, G.O., (XLCA Ins.), 5.000%, 12/1/18	232,822
500,000	Cleveland, OH, Public Power System Revenue, Series A, (National Reinsurance, FGIC Ins.), 5.000%, 11/15/16	571,325

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$400,000	Cleveland, OH, G.O., 3.000%, 12/1/17	$426,744
500,000	Cleveland, OH, Airport System Revenue, Series C, (AGM Ins.), 5.000%, 1/1/18	558,850
365,000	Cleveland, OH, Airport System Revenue, Series C, (Assured Guaranty), 5.000%, 1/1/23	400,084
245,000	Cleveland, OH, Waterworks Revenue, Series P, 5.000%, 1/1/26	275,429
335,000	Cleveland, OH, Greater Cleveland Regional Transit Authority, Capital Improvement, G.O., Series A, (MBIA-RE FGIC Ins.), 5.000%, 12/1/21	371,512
250,000	Cleveland, OH, Greater Cleveland Regional Transit Authority, Capital Improvement, G.O., Series A, 5.000%, 12/1/21	289,822
150,000	Clyde-Green Springs, OH, Exempted Village School District, School Facilities Construction and Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/19	172,958
100,000	Clyde-Green Springs, OH, Exempted Village School District, School Facilities Construction and Improvement, G.O., (AGM Ins., Student Credit Program), 4.375%, 12/1/25	106,719
410,000	Coldwater, OH, Exempted Village School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 0.000%, 12/1/17 (a)	367,397
250,000	Colerain Township, OH, G.O., 4.000%, 12/1/21	290,377
250,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/20	279,765
100,000	Columbus, OH, Regional Airport Authority Revenue, (AGM National Reinsurance), 5.000%, 1/1/21	111,227
505,000	Columbus, OH, Various Purposes, G.O., 5.000%, 7/1/23	627,594
55,000	Columbus, OH , Sewer Revenue, Series A, 5.000%, 6/1/24	63,018
100,000	Cuyahoga Community College District, General Receipts Revenue, Series A, 5.000%, 12/1/22	102,956

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$220,000	Cuyahoga Community College District, General Receipts Revenue, Series D, 5.000%, 8/1/26	$255,715
200,000	Cuyahoga County, OH, Various Purposes, G.O., Series A, 5.000%, 12/1/21	239,432
220,000	Dalton Local School District, School Improvement, G.O., (Student Credit Program), 5.000%, 8/1/24	251,163
490,000	Dalton Local School District, School Improvement, G.O., (Student Credit Program), 5.000%, 8/1/25	555,278
445,000	Fairfield County, OH, G.O., (National Reinsurance), 5.000%, 12/1/25	502,414
360,000	Fairfield Union, OH, Local School District, G.O., Series A, (AGM Ins.), 4.250%, 12/1/18	398,639
250,000	Fairless, OH, Local School District, G.O., 0.000%, 12/1/16 (a)	228,417
300,000	Fairless, OH, Local School District, G.O., 0.000%, 12/1/17 (a)	265,824
155,000	Forest Hills, OH, Local School District, G.O., (AGM Ins.), 4.750%, 12/1/16	162,200
190,000	Franklin County, OH, Municipal Facilities Improvements, G.O., (MBIA Ins.), 4.650%, 12/1/15	193,449
35,000	Gallia, OH, Local School District, G.O., (AGM Ins.), 4.500%, 12/1/20	36,987
500,000	Geneva, OH, City School District, School Improvement, G.O., (Student Credit Program), 4.500%, 12/1/25	546,680
300,000	Grand Valley, OH, Local School District, School Improvement, G.O., (Student Credit Program), 0.000%, 12/1/16 (a)	273,504
450,000	Greene County, OH, Sewer Systems Revenue, (AMBAC Ins.), 5.000%, 12/1/18	510,925
100,000	Greene County, OH, Water System Revenue, Series A, (National Reinsurance), 5.250%, 12/1/20	123,201
275,000	Greene County, OH, Water & Sewer Revenue, (AGM Ins.), 5.000%, 12/1/21	299,634
170,000	Hamilton County, OH, Stratford Heights Project, (AGM Ins.), 5.000%, 6/1/18	194,601

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$200,000	Hamilton County, OH, Sewer Systems Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	$230,562
280,000	Hamilton, OH, Various Purposes, G.O., (Assured Guaranty), 5.000%, 11/1/21	319,519
100,000	Hilliard, OH, School Improvement, G.O., 5.000%, 12/1/19	120,782
100,000	Hilliard, OH, School District, G.O., 5.000%, 12/1/23	111,506
500,000	Hilliard, OH, Various Purposes, G.O., 5.000%, 12/1/24	599,685
50,000	Huber Heights, OH, City School District, School Improvement, G.O., 5.000%, 12/1/20	60,238
200,000	Huber Heights, OH, City School District, School Improvement, G.O., 4.750%, 12/1/24	228,358
175,000	Independence, OH, Local School District, G.O., 0.000%, 12/1/14 (a)	168,177
500,000	Independence, OH, Local School District, G.O., 0.000%, 12/1/18 (a)	431,870
75,000	Independence, OH, Rockside Road Improvement, G.O., (AMBAC Ins.), 5.000%, 12/1/20	82,345
160,000	Jackson, OH, Local School District, Stark and Summit Counties, G.O., (AGM Ins.), 5.000%, 12/1/18	171,978
420,000	Joseph Badger, OH, Local School District, Various Purposes, G.O., (Student Credit Program), 0.000%, 12/1/18 (a)	363,691
650,000	Kenston, OH, Local School District, G.O., 5.000%, 12/1/20	785,083
335,000	Kent State University, OH, General Receipts Revenue, Series B, (Assured Guaranty), 5.000%, 5/1/19	398,080
615,000	Kent State University, OH, General Receipts Revenue, Series B, (Assured Guaranty), 5.000%, 5/1/23	706,703
50,000	Kettering, OH, City School District, School Improvement, G.O., (AGM Ins.), 4.750%, 12/1/19	55,848
400,000	Kettering, OH, City School District, G.O., (AGM Ins.), 4.750%, 12/1/22	437,624
250,000	Kings Mill, OH, Local School District, School Improvement, G.O., 5.000%, 12/1/19	291,447

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$100,000	Lake, OH, Local School District, Stark County School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/18	$110,033
285,000	Lakewood, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/18	299,965
500,000	Lorain, OH, City School District, School Improvement, G.O., (Student Credit Program), 4.000%, 12/1/21	555,420
250,000	Lorain, OH, City School District, G.O., (National Reinsurance), 4.750%, 12/1/25	254,445
445,000	Martins Ferry, OH, City School District, G.O., (Student Credit Program), 0.000%, 12/1/17 (a)	395,151
250,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/23	269,427
50,000	Marysville, OH, Exempted Village School District, G.O., (AGM Ins.), 5.000%, 12/1/24	53,632
300,000	Mason, OH, Sewer Systems, G.O., 4.500%, 12/1/22	362,580
125,000	Medina County, OH, Library District, G.O., 0.000%, 12/1/19 (a)	103,463
50,000	Miami University, OH, General Receipts Revenue, (AMBAC Ins.), 5.000%, 9/1/23	56,527
200,000	Middletown, OH, School Improvement, G.O., (AGM Ins.), 4.375%, 12/1/20	215,768
500,000	Middletown, OH, G.O., (AGM Ins.), 5.000%, 12/1/21	572,355
540,000	Montgomery County, OH, Refunding & Improvement, G.O., (National Reinsurance), 5.000%, 12/1/21	591,748
200,000	Mount Healthy, OH, City School District, G.O., (AGM Ins.), 5.250%, 12/1/19	235,666
250,000	Mount Healthy, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/25	277,155
50,000	Mount Vernon, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/17	54,420
300,000	New Albany, OH, Plain Local School District, Various Purposes, G.O., 0.000%, 12/1/20 (a)	246,921
300,000	New Albany, OH, Plain Local School District, Various Purposes, G.O., 4.000%, 12/1/22	343,962

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$205,000	Northmont, OH, City School District, School Improvement, G.O., Series A, (Student Credit Program), 4.000%, 11/1/24	$224,526
300,000	Northwest, OH, Local School District, Stark, Summit & Wayne Counties, G.O., (Student Credit Program), 0.000%, 12/1/19 (a)	249,582
100,000	Northwest, OH, Local School District, Stark, Summit & Wayne Counties, G.O., (Student Credit Program), 0.000%, 12/1/20 (a)	79,883
200,000	Ohio Capital Asset Financing Program Fractionalized Interests, G.O., Series B, 5.000%, 12/1/22	227,644
85,000	Ohio State Higher Educational Facility Commission Revenue, Denison University Project, 5.000%, 11/1/20	94,091
165,000	Ohio State Higher Educational Facility Commission Revenue, Denison University Project, 5.000%, 11/1/20	177,538
130,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 1, 2.650%, 5/1/17	130,761
410,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 3, 2.550%, 11/1/17	419,446
330,000	Ohio Housing Finance Agency, Single-Family Mortgage Revenue, Series 1, 3.250%, 5/1/20	330,944
75,000	Ohio State, G.O., Series A, 5.000%, 9/15/17	83,593
225,000	Ohio State, Conservation Projects, G.O., Series A, 5.000%, 3/1/19	242,293
500,000	Ohio State, G.O., Series A, 5.000%, 9/15/19	556,145
100,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 3/1/20	113,858
75,000	Ohio State, G.O., Series C, 5.000%, 8/1/20	92,512
175,000	Ohio State, G.O., Series A, 5.000%, 9/1/20	205,289
350,000	Ohio State, G.O., Series D, 5.000%, 9/15/20	399,007
725,000	Ohio State, Revitalization Project Revenue, Series A, (AMBAC Ins.), 5.000%, 4/1/21	801,574

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$150,000	Ohio State, Common Schools, G.O., Series A, 5.000%, 6/15/21	$163,443
250,000	Ohio State, G.O., Series D, 5.000%, 9/15/21	284,032
150,000	Ohio State, Common Schools, G.O., Series A, 5.000%, 6/15/22	163,443
525,000	Ohio State, Parks & Recreation Revenue, G.O., Series A, 5.250%, 9/1/22	643,492
500,000	Ohio State, G.O., 4.250%, 9/15/22	589,635
655,000	Ohio State, G.O., Series A, 5.375%, 9/1/23	778,808
130,000	Ohio State, Infrastructure Improvement, G.O., Series A, 5.000%, 9/1/23	145,531
750,000	Ohio State, G.O., Series A, 4.500%, 9/15/23	809,182
670,000	Ohio State, Higher Education, G.O., Series A, 5.000%, 2/1/24	747,325
150,000	Ohio State, Common Schools, G.O., Series A, 5.000%, 6/15/24	163,443
1,100,000	Ohio State, G.O., Series A, 4.500%, 9/15/24	1,180,762
600,000	Ohio State, School Improvement, G.O., Series B, 5.000%, 9/15/24	715,512
100,000	Ohio State, School Improvement, G.O., Series A, 4.500%, 9/15/25	106,741
150,000	Ohio State Building Authority, State Facilities Arts Building, Fund Project Revenue, Series A, 5.000%, 4/1/16	154,812
100,000	Ohio State Building Authority, Administration Building Fund Revenue, Series A, 4.000%, 10/1/20	110,817
135,000	Ohio State Building Authority, Administration Building Fund Revenue, Series A, 5.000%, 10/1/22	156,260
400,000	Ohio State Building Authority, Administration Building Fund Revenue, Series A, 5.000%, 10/1/23	458,444
100,000	Ohio State Cultural and Sports Capital Facilities Revenue, Series A, (AGM Ins.), 5.000%, 4/1/17	110,378
300,000	Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1, 5.500%, 6/15/20	360,246
1,000,000	Ohio State Turnpike Commission Revenue, Series A, (FGIC Ins.), 5.500%, 2/15/20	1,241,960

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$240,000	Ohio State Turnpike Commission Revenue, Series A, 5.000%, 2/15/21	$281,131
170,000	Ohio State University Revenue, Series A, 5.000%, 6/1/25	185,482
280,000	Ohio State University, Revenue, Series A, 5.000%, 12/1/26	329,157
500,000	Ohio State Water Development Authority, Drinking Water Assistance Fund Revenue, 5.000%, 12/1/22	589,560
500,000	Ohio State Water Development Authority, State of Ohio Pollution Control Revenue, 5.000%, 12/1/23	598,580
200,000	Ohio University, General Receipts Revenue , 5.000%, 12/1/18	238,420
100,000	Ohio University, General Receipts Revenue, Series B, 5.000%, 12/1/23	110,146
500,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/18	574,340
300,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/21	339,561
700,000	Olentangy, OH, Local School District, G.O., Series A, (AGM Ins.), 5.000%, 12/1/22	797,643
150,000	Oregon, OH, City School District, G.O., 0.000%, 12/1/15 (a)	142,413
500,000	Plain City, OH , Local School District, G.O., (Student Credit Program), 5.000%, 11/1/18	588,330
100,000	Reynoldsburg, OH, City School District, School Facilities Construction and Improvement, G.O., (Student Credit Program), 5.000%, 12/1/20	114,709
470,000	River Valley, OH, Local School District, G.O., (AGM Ins., Student Credit Program), 5.250%, 11/1/23	580,022
300,000	Sheffield Lake, OH, City School District, School Improvement, G.O., 5.000%, 12/1/25	337,872
125,000	Sidney, OH, City School District, G.O., (National Reinsurance, FGIC Ins.), 4.750%, 12/1/20	141,500
780,000	Southwest Licking, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	837,190

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$500,000	South-Western, OH, City School District, G.O., (AGM Ins.), 4.750%, 12/1/22	$546,865
150,000	Springboro, OH, Various Purposes, G.O., 5.000%, 12/1/18	180,930
595,000	Springfield, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/19	677,449
125,000	Springfield, OH, City School District, School Improvement, G.O., (AGM Ins., Student Credit Program), 5.000%, 12/1/21	139,840
235,000	Swanton, OH, Local School District, School Improvement, G.O., (FGIC Ins.), 4.900%, 12/1/15	237,935
235,000	Sylvania, OH, City School District, School Improvement, G.O., 5.000%, 12/1/18	270,751
225,000	Toledo, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 11/15/18	234,292
700,000	Toledo, OH, Waterworks Revenue, (MBIA Ins.), 5.000%, 11/15/19	776,839
300,000	Toledo, OH, Waterworks Revenue, (MBIA-RE FGIC Ins.), 5.000%, 11/15/22	328,185
400,000	Trotwood, OH, Trotwood-Madison City School District, School Improvement, G.O., (AGM Ins.), 4.250%, 12/1/18	440,252
400,000	Troy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/18	429,308
75,000	Trumbull County, OH, Various Purposes, G.O., Series B, (AGM Ins.), 5.000%, 12/1/20	87,482
235,000	Twinsburg, OH , Local School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	254,416
350,000	University of Akron, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 1/1/21	397,502
200,000	University of Akron, OH, General Receipts Revenue, Series B, (National Reinsurance, FGIC Ins.), 4.500%, 1/1/23	206,552
500,000	University of Akron, OH, General Receipts Revenue, Series B, (AGM Ins.), 5.250%, 1/1/24	564,640

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Tax-Free Fund	(Continued)

Principal Amount		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	$557,130
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	345,180
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	332,181
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 6/1/20	557,070
105,000	University of Cincinnati, OH, General Receipts Revenue, Series F, (AGM Ins.), 5.000%, 6/1/21	126,109
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/22	560,060
400,000	University of Toledo, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	446,240
50,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/15	51,224
150,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/18	153,360
650,000	Washington Court House, OH, School Improvements, G.O., (National Reinsurance, FGIC Ins.), 5.000%, 12/1/19	705,380
200,000	Westerville, OH, City School District, G.O., (National Reinsurance), 5.000%, 12/1/17	220,528

Principal Amount or Shares		Value

Municipal Bonds — (Continued)
Ohio — (Continued)
$125,000	Westerville, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/23	$142,265
300,000	Wyoming, OH, School District, Refunding School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	330,420
400,000	Zanesville, OH, City School District, School Improvement, G.O., (Student Credit Program), 4.500%, 12/1/19	466,412
50,000	Zanesville, OH, City School District, School Improvement, G.O., (Student Credit Program), 3.750%, 12/1/21	53,641
Total Municipal Bonds (Cost $55,512,653)		57,859,608
Cash Equivalents — 0.2%
133,311	Fidelity Institutional Tax-Exempt Money Market Portfolio, Class I 0.010% (b)	133,311
Total Cash Equivalents (Cost $133,311)		133,311
Total Investments (Cost $55,645,964) — 99.5%		57,992,919
Other Assets in Excess of Liabilities — 0.5%		265,737
Net Assets — 100.0%		$58,258,656
(a)	Zero coupon capital appreciation bonds.

(b)	Rate disclosed is the seven day yield as of June 30, 2012.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

G.O. — General Obligation

MBIA — Municipal Bond Insurance Association

XLCA — XL Capital Assurance, Inc.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Short/Intermediate Fixed Income Securities Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Corporate Bonds	69.3%
U.S. Government Agencies	24.3%
U.S. Treasury Obligations	4.6%
Cash[1]	1.8%
Total	100.0%
[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

Corporate Bonds — 69.3%
Consumer Discretionary — 4.5%
$1,000,000	Home Depot, Inc./The, 5.250%, 12/16/13	$1,066,660
1,000,000	Johnson Controls, Inc., 4.875%, 9/15/13	1,045,073
1,000,000	McDonald’s Corp., MTN, 4.300%, 3/1/13	1,024,727
2,000,000	TCM Sub LLC, 3.550%, 1/15/15 (a)	2,106,218
2,000,000	Time Warner, Inc., 3.150%, 7/15/15	2,109,254
1,000,000	Walt Disney Co./The, 4.500%, 12/15/13	1,058,751
2,000,000	Wyndham Worldwide Corp., 2.950%, 3/1/17	1,989,532
		10,400,215
Consumer Staples — 5.6%
2,000,000	Coca-Cola Enterprises, Inc., 1.125%, 11/12/13	2,008,292
1,000,000	CVS Caremark Corp., 4.875%, 9/15/14	1,081,702
1,585,000	General Mills, Inc., 5.250%, 8/15/13	1,663,833
1,000,000	H.J. Heinz Co., 5.350%, 7/15/13	1,048,050
2,000,000	Kellogg Co., 1.750% 5/17/17	1,999,892
2,000,000	Kroger Co./The, 2.200%, 1/15/17	2,022,344
2,000,000	Safeway, Inc., 5.800%, 8/15/12	2,011,358
1,000,000	Sysco Corp., 4.200%, 2/12/13	1,020,808
		12,856,279
Energy — 4.3%
1,000,000	Apache Corp., 6.000%, 9/15/13	1,063,342
1,000,000	ConocoPhillips, 4.750%, 2/1/14	1,062,138
2,000,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	2,162,384
1,000,000	Noble Corp., 5.875%, 6/1/13	1,044,394
2,000,000	Schlumberger Norge AS, 1.950%, 9/14/16 (a)	2,049,470
2,250,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	2,363,787
		9,745,515

Principal Amount		Value

Corporate Bonds — (Continued)
Financials — 18.1%
$2,000,000	American Express Credit Co., MTN, 2.750%, 9/15/15	$2,086,978
2,000,000	Bank of America Corp., MTN, 1.886%, 1/30/14 (b)	1,979,110
2,000,000	Bank of Montreal, MTN, 2.500%, 1/11/17	2,067,422
2,000,000	Bank of New York Mellon Corp./The, 2.950%, 6/18/15	2,108,158
2,000,000	Bank of Nova Scotia, 2.375%, 12/17/13	2,047,480
2,000,000	BB&T Corp., 5.200%, 12/23/15	2,201,024
1,000,000	Boeing Capital Corp., 3.250%, 10/27/14	1,058,683
2,000,000	Canadian Imperial Bank of Commerce, 1.450%, 9/13/13	2,019,722
1,000,000	Charles Schwab Corp./The, 4.950%, 6/1/14	1,072,472
1,500,000	Citigroup, Inc., 6.010%, 1/15/15	1,611,634
2,000,000	Fifth Third Bancorp, 3.625%, 1/25/16	2,109,510
2,500,000	General Electric Capital Corp., 2.250%, 11/9/15	2,550,720
1,500,000	Goldman Sachs Group, Inc., 5.500%, 11/15/14	1,584,241
2,000,000	HSBC Bank PLC, 3.500%, 6/28/15 (a)	2,091,466
1,000,000	KeyBank NA, 5.091%, 3/26/15	1,089,227
2,000,000	Manulife Financial Corp., 3.400%, 9/17/15	2,055,348
2,000,000	MetLife Global Funding I, 3.125%, 1/11/16 (a)	2,095,418
2,000,000	Morgan Stanley, MTN, 2.967%, 5/14/13 (b)	1,997,262
2,000,000	Prudential Financial, Inc., MTN, 3.875%, 1/14/15	2,094,200
2,000,000	Royal Bank of Canada, 1.450%, 10/30/14	2,025,370
2,000,000	US Bancorp, MTN, 2.200%, 11/15/16	2,062,712

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Short/Intermediate Fixed Income Securities Fund	(Continued)

Principal Amount		Value

Corporate Bonds — (Continued)
Financials — (Continued)
$1,500,000	Wells Fargo & Co., GMTN, 3.750%, 10/1/14	$1,583,680
		41,591,837
Health Care — 10.7%
2,014,000	Cardinal Health, Inc., 4.000%, 6/15/15	2,161,258
2,232,000	Celgene Corp., 2.450%, 10/15/15	2,286,271
2,000,000	Covidien International Finance SA, 2.800%, 6/15/15	2,081,426
2,000,000	Express Scripts Holding Co., 2.650%, 2/15/17 (a)	2,034,738
2,000,000	Howard Hughes Medical Institute, 3.450%, 9/1/14	2,123,394
2,000,000	McKesson Corp., 3.250%, 3/1/16	2,146,858
1,000,000	Medco Health Solutions, Inc., 6.125%, 3/15/13	1,036,431
2,000,000	Medtronic, Inc., 3.000%, 3/15/15	2,122,338
1,000,000	Medtronic, Inc., 2.625%, 3/15/16	1,054,272
1,200,000	St. Jude Medical, Inc., 3.750%, 7/15/14	1,263,197
2,000,000	Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	2,068,402
2,000,000	WellPoint, Inc., 5.250%, 1/15/16	2,233,288
1,000,000	Wyeth, 5.500%, 3/15/13	1,035,519
1,000,000	Zimmer Holdings, Inc., 1.400%, 11/30/14	1,002,685
		24,650,077
Industrials — 7.6%
1,000,000	3M Co., MTN, 4.375%, 8/15/13	1,044,639
2,000,000	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 3/26/13	2,027,938
2,000,000	Danaher Corp., 2.300%, 6/23/16	2,088,058
2,000,000	Eaton Corp., 4.900%, 5/15/13	2,070,808
1,000,000	Ecolab, Inc., 3.000%, 12/8/16	1,054,262
1,000,000	Emerson Electric Co., 4.625%, 10/15/12	1,012,944
2,000,000	Harsco Corp., 2.700%, 10/15/15	2,002,826
1,500,000	JB Hunt Transport Services, Inc., 3.375%, 9/15/15	1,549,169
1,000,000	Nabors Industries, Inc., 5.375%, 8/15/12	1,004,025
1,500,000	Northrop Grumman Corp., 3.700%, 8/1/14	1,576,956
1,000,000	Raytheon Co., 1.625%, 10/15/15	1,026,502
1,000,000	Shell International Finance BV, 4.000%, 3/21/14	1,058,740
		17,516,867
Information Technology — 4.7%
1,000,000	Broadcom Corp., 2.375%, 11/1/15	1,036,357
1,000,000	Dell, Inc., 4.700%, 4/15/13	1,030,676
1,000,000	Dell, Inc., 2.300%, 9/10/15	1,030,923
1,500,000	Hewlett-Packard Co., 3.300%, 12/9/16	1,567,878
2,000,000	Oracle Corp., 4.950%, 4/15/13	2,070,970

Principal Amount		Value

Corporate Bonds — (Continued)
Information Technology — (Continued)
$2,000,000	Symantec Corp., 2.750%, 9/15/15	$2,055,304
2,000,000	Texas Instruments, Inc., 2.375%, 5/16/16	2,103,108
		10,895,216
Materials — 6.3%
2,000,000	Air Products & Chemicals, Inc., 2.000%, 8/2/16	2,061,744
2,000,000	Barrick Gold Corp., 2.900%, 5/30/16	2,097,894
2,000,000	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 3/1/17	1,971,894
1,000,000	Nucor Corp., 4.875%, 10/1/12	1,008,995
1,000,000	Nucor Corp., 5.000%, 12/1/12	1,016,783
2,000,000	Potash Corporation of Saskatchewan, Inc., 3.750%, 9/30/15	2,140,708
2,000,000	PPG Industries, Inc., 5.750%, 3/15/13	2,069,826
2,000,000	Sherwin-Williams Co./The, 3.125%, 12/15/14	2,099,094
		14,466,938
Real Estate Investment Trusts — 1.4%
1,000,000	HCP, Inc., 2.700%, 2/1/14	1,015,973
2,060,000	Simon Property Group LP, 4.200%, 2/1/15	2,171,782
		3,187,755
Telecommunication Services — 1.8%
2,000,000	AT&T, Inc., 2.400%, 8/15/16	2,077,906
1,000,000	Verizon Communications, Inc., 1.950%, 3/28/14	1,022,052
1,000,000	Verizon Wireless, 7.375%, 11/15/13	1,085,723
		4,185,681
Utilities — 4.3%
1,500,000	FPL Group Capital, Inc., 5.350%, 6/15/13	1,562,306
1,000,000	Indiana Michigan Power Co., 6.375%, 11/1/12	1,018,074
2,000,000	PSEG Power LLC, 2.500%, 4/15/13	2,028,036
1,800,000	Questar Corp., 2.750%, 2/1/16	1,870,245
1,262,000	Southern Co., 4.150%, 5/15/14	1,333,519
1,000,000	Southern Co., 2.375%, 9/15/15	1,030,219
1,000,000	Wisconsin Public Service Corp., 4.875%, 12/1/12	1,017,892
		9,860,291
Total Corporate Bonds (Cost $155,747,236)		159,356,671
U.S. Government Agencies — 24.3%
Federal Agricultural Mortgage Corporation — 1.4%
3,000,000	3.250%, 6/25/14	3,160,005

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Short/Intermediate Fixed Income Securities Fund	(Continued)

Principal Amount		Value

U.S. Government Agencies — (Continued)
Federal Farm Credit Bank — 2.2%
$3,000,000	1.875%, 12/7/12	$3,021,852
2,000,000	3.400%, 2/7/13	2,037,288
		5,059,140
Federal Home Loan Bank — 10.7%
1,000,000	1.625%, 9/26/12	1,003,439
3,000,000	1.625%, 6/14/13	3,038,685
3,000,000	1.000%, 9/13/13	3,025,110
1,000,000	4.375%, 9/13/13	1,048,671
6,000,000	1.375%, 5/28/14	6,121,386
2,000,000	1.375%, 9/12/14	2,041,116
2,000,000	3.250%, 9/12/14	2,122,926
2,000,000	4.750%, 11/14/14	2,201,706
2,000,000	1.750%, 9/11/15	2,066,796
2,000,000	1.900%, 12/29/15	2,086,184
		24,756,019
Federal Home Loan Mortgage Corporation — 0.9%
2,000,000	2.175%, 2/19/14	2,059,386
Federal National Mortgage Association — 9.1%
2,500,000	0.625%, 9/24/12	2,502,987
5,000,000	1.125%, 9/17/13	5,045,090
3,000,000	1.250%, 2/27/14	3,050,124
4,000,000	1.500%, 9/8/14	4,081,392
3,000,000	1.300%, 11/17/14	3,060,774
3,000,000	1.625%, 10/26/15	3,107,433
		20,847,800
Total U.S. Government Agencies (Cost $54,800,862)		55,882,350

Principal Amount or Shares		Value

U.S. Treasury Obligations — 4.6%
U.S. Treasury Notes — 4.6%
$4,000,000	0.750%, 6/15/14	$4,033,124
1,500,000	2.125%, 12/31/15	1,583,438
5,000,000	1.000%, 8/31/16	5,078,515
Total U.S. Treasury Obligations (Cost $10,538,511)		10,695,077
Cash Equivalents — 1.8%
4,133,499	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	4,133,499
Total Cash Equivalents (Cost $4,133,499)		4,133,499
Total Investments (Cost $225,220,108) — 100.0%		230,067,597
Liabilities in Excess of Other Assets — (0.0)%		(38,068)
Net Assets — 100.0%		$230,029,529
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2012.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2012.

GMTN — Global Medium Term Note

MTN — Medium Term Note

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Balanced Allocation Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Equity Mutual Funds[1]	66.1%
Fixed Income Mutual Funds[1]	33.0%
Cash[1]	0.9%
Total	100.0%
[1]	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Shares		Value

Mutual Funds — 98.9% (a)
107,094	Huntington Disciplined Equity Fund, Trust Shares	$1,067,730
60,607	Huntington Dividend Capture Fund, Trust Shares	563,036
114,635	Huntington Fixed Income Securities Fund, Trust Shares	2,611,385
42,422	Huntington Global Select Markets Fund, Trust Shares	396,225
80,185	Huntington Growth Fund, Trust Shares	2,145,751
91,111	Huntington Income Equity Fund, Trust Shares	1,987,131
109,391	Huntington Intermediate Government Income Fund, Trust Shares	1,219,714
160,910	Huntington International Equity Fund, Trust Shares	1,671,859
172,186	Huntington Macro 100 Fund, Trust Shares	1,730,466
65,644	Huntington Mid Corp America Fund, Trust Shares	974,819
74,713	Huntington Mortgage Securities Fund, Trust Shares	700,060

Shares		Value

Mutual Funds — (Continued)
60,532	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	$1,220,320
45,712	Huntington Situs Fund, Trust Shares*	965,439
Total Mutual Funds (Cost $15,676,946)		17,253,935
Cash Equivalents — 0.9%
152,904	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	152,904
Total Cash Equivalents (Cost $152,904)		152,904
Total Investments (Cost $15,829,850) — 99.8%		17,406,839
Other Assets in Excess of Liabilities — 0.2%		37,197
Net Assets — 100.0%		$17,444,036
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2012.

*	Non-income producing security.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Conservative Allocation Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Fixed Income Mutual Funds[1]	74.1%
Equity Mutual Funds[1]	25.1%
Cash[1]	0.8%
Total	100.0%
[1]	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Shares		Value

Mutual Funds — 98.9% (a)
11,801	Huntington Disciplined Equity Fund, Trust Shares	$117,657
6,679	Huntington Dividend Capture Fund, Trust Shares	62,045
74,513	Huntington Fixed Income Securities Fund, Trust Shares	1,697,406
4,675	Huntington Global Select Markets Fund, Trust Shares	43,661
8,836	Huntington Growth Fund, Trust Shares	236,451
10,040	Huntington Income Equity Fund, Trust Shares	218,979
71,105	Huntington Intermediate Government Income Fund, Trust Shares	792,823
17,732	Huntington International Equity Fund, Trust Shares	184,235
18,975	Huntington Macro 100 Fund, Trust Shares	190,699
7,234	Huntington Mid Corp America Fund, Trust Shares	107,427
48,564	Huntington Mortgage Securities Fund, Trust Shares	455,044
39,346	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	793,216

Shares		Value

Mutual Funds — (Continued)
5,038	Huntington Situs Fund, Trust Shares*	$106,393
Total Mutual Funds (Cost $4,625,696)		5,006,036
Cash Equivalents — 0.8%
42,489	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	42,489
Total Cash Equivalents (Cost $42,489)		42,489
Total Investments (Cost $4,668,185) — 99.7%		5,048,525
Other Assets in Excess of Liabilities — 0.3%		15,407
Net Assets — 100.0%		$5,063,932
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2012.

*	Non-income producing security.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Growth Allocation Fund	June 30, 2012

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Equity Mutual Funds[1]	85.6%
Fixed Income Mutual Funds[1]	12.8%
Cash[1]	1.6%
Total	100.0%
[1]	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. As of June 30, 2012, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Shares		Value

Mutual Funds — 97.8% (a)
95,129	Huntington Disciplined Equity Fund, Trust Shares	$948,441
53,836	Huntington Dividend Capture Fund, Trust Shares	500,134
30,565	Huntington Fixed Income Securities Fund, Trust Shares	696,270
37,684	Huntington Global Select Markets Fund, Trust Shares	351,970
71,224	Huntington Growth Fund, Trust Shares	1,905,954
80,935	Huntington Income Equity Fund, Trust Shares	1,765,189
29,167	Huntington Intermediate Government Income Fund, Trust Shares	325,212
142,936	Huntington International Equity Fund, Trust Shares	1,485,105
152,948	Huntington Macro 100 Fund, Trust Shares	1,537,123
58,305	Huntington Mid Corp America Fund, Trust Shares	865,836
19,921	Huntington Mortgage Securities Fund, Trust Shares	186,657

Shares		Value

Mutual Funds — (Continued)
16,140	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	$325,374
40,598	Huntington Situs Fund, Trust Shares*	857,439
Total Mutual Funds (Cost $10,189,513)		11,750,704
Cash Equivalents — 1.6%
193,269	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	193,269
Total Cash Equivalents (Cost $193,269)		193,269
Total Investments (Cost $10,382,782) — 99.4%		11,943,973
Other Assets in Excess of Liabilities — 0.6%		67,334
Net Assets — 100.0%		$12,011,307
(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2012.

*	Non-income producing security.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	Huntington Tax Free Money Market Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund	Huntington U.S. Treasury Money Market Fund
Assets:
Investments, at cost	$79,690,808	$380,170,208	$134,605,175	$319,384,753
Investments, at value	$79,690,808	$360,977,708	$134,605,175	$209,162,253
Investments in affiliated securities, at value	—	—	—	—
Investments in repurchase agreements, at cost	—	19,192,500	—	110,222,500
Total Investments	79,690,808	380,170,208	134,605,175	319,384,753
Cash	—	—	—	89
Foreign currencies, at value (Cost $-, $-, $-, $-, $-, $-, $19,149, $-, $- and $315,067)	—	—	—	—
Income receivable	80,572	292,080	96,827	1,347
Receivable for investments sold	—	—	—	—
Receivable for shares sold	—	37	—	—
Receivable from advisor	9,523	18,725	13,504	51,308
Tax reclaims receivable	—	—	—	—
Prepaid expenses and other assets	23,903	41,340	25,484	53,421
Total assets	79,804,806	380,522,390	134,740,990	319,490,918
Liabilities:
Payable for return of collateral on loaned securities	—	—	—	—
Payable to custodian	—	5,654	—	—
Options written, at value (premium received $-, $-, $-, $-, $1,048,856, $-, $-, $-, $- and $-)	—	—	—	—
Income distribution payable	585	2,441	845	167
Payable for investments purchased	—	—	—	—
Payable for shares redeemed	—	—	—	—
Accrued expenses and other payables:
Investment advisor fees	—	—	—	—
Administration fees	11,228	57,038	20,790	47,650
Custodian fees	3,024	20,050	7,058	16,538
Financial administration fees	1,294	—	1,688	384
Distribution service fee	—	—	—	—
Shareholder services fee	—	—	—	—
Transfer agent fees	2,824	8,075	5,133	6,608
Professional fees	6,805	35,607	14,914	34,181
Printing and postage	3,242	33,587	6,665	13,650
Compliance service fees	784	4,362	1,591	3,903
Other	44	—	—	—
Total liabilities	29,830	166,814	58,684	123,081
Net Assets	$79,774,976	$380,355,576	$134,682,306	$319,367,837

Net Assets Consist of:
Paid in capital	$79,908,264	$380,372,595	$134,977,426	$319,371,180
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	—	—	—	—
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(133,288)	(17,026)	(295,120)	(3,238)
Accumulated net investment income (loss)	—	7	—	(105)
Net Assets	$79,774,976	$380,355,576	$134,682,306	$319,367,837

Net Assets:
Trust Shares	$58,392,634	$216,442,943	$57,308,410	$233,551,432
Class A Shares	$21,382,342	$91,457,998	$77,373,896	$85,816,405
Interfund Shares	—	$72,454,635	—	—
Shares Outstanding: (unlimited number of shares authorized, no par value):
Trust Shares	58,492,667	216,915,887	57,474,037	233,527,655
Class A Shares	21,414,871	91,430,024	77,495,903	85,845,959
Interfund Shares	—	72,470,695	—	—
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$1.00	$1.00	$1.00	$1.00
Class A Shares	$1.00	$1.00	$1.00	$1.00
Interfund Shares	—	$1.00	—	—
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	—	—	—	—
Maximum Sales Charge:
Class A Shares	—	—	—	—

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Disciplined Equity Fund	Huntington Dividend Capture Fund	Huntington Global Select Markets Fund	Huntington Growth Fund	Huntington Income Equity Fund	Huntington International Equity Fund

$83,287,003	$174,090,126	$49,393,676	$115,802,825	$124,890,137	$267,646,236
$84,234,829	$177,623,268	$43,521,874	$133,878,745	$133,843,378	$270,193,677
8,367,177	2,137,897	1,490,751	1,184,775	1,206,530	16,099,418
—	—	—	—	—	—
92,602,006	179,761,165	45,012,625	135,063,520	135,049,908	286,293,095
—	—	—	—	—	—
—	—	19,150	—	—	317,139
116,941	529,835	208,930	154,658	427,375	619,588
—	—	—	2,229,473	—	90,305
190,638	928,538	30,551	132,733	135,322	522,015
—	—	—	—	—	—
—	—	16,419	—	—	432,296
36,205	33,910	16,201	27,829	28,256	40,695
92,945,790	181,253,448	45,303,876	137,608,213	135,640,861	288,315,133

—	9,846,942	4,737,640	2,958,877	10,238,010	14,795,801
—	—	—	—	—	—
877,192	—	—	—	—	—
—	—	—	—	—	—
—	—	569,624	—	—	—
38,838	89,947	27,088	114,018	107,986	106,195

41,249	101,771	32,331	64,819	59,615	216,988
13,511	24,723	5,794	19,683	18,103	39,535
477	3,849	10,592	5,653	4,032	21,110
2,627	1,457	5,308	865	929	2,194
1,465	7,134	74	1,598	1,133	1,658
18,539	33,924	7,950	27,008	24,840	54,247
3,028	9,809	2,630	9,175	6,934	13,075
6,935	13,165	4,839	12,439	10,439	31,796
—	7,146	1,992	7,578	5,807	14,350
848	1,458	430	1,333	1,183	2,662
—	—	—	—	—	—
1,004,709	10,141,325	5,406,292	3,223,046	10,479,011	15,299,611
$91,941,081	$171,112,123	$39,897,584	$134,385,167	$125,161,850	$273,015,522

$87,367,147	$183,735,061	$44,039,392	$111,266,304	$126,911,975	$265,860,281
9,486,667	5,671,039	(4,383,612)	19,260,695	10,160,272	18,631,075
(5,295,381)	(18,395,616)	133,121	3,566,963	(12,025,162)	(16,030,166)
382,648	101,639	108,683	291,205	114,765	4,554,332
$91,941,081	$171,112,123	$39,897,584	$134,385,167	$125,161,850	$273,015,522

$84,541,906	$133,908,414	$39,527,365	$126,467,222	$119,429,304	$264,631,195
$7,399,175	$37,203,709	$370,219	$7,917,945	$5,732,546	$8,384,327
—	—	—	—	—	—

8,481,200	14,408,480	4,233,347	4,726,986	5,477,133	25,464,068
744,568	4,005,663	39,729	305,250	262,787	813,491
—	—	—	—	—	—

$9.97	$9.29	$9.34	$26.75	$21.81	$10.39
$9.94	$9.29	$9.32	$25.94	$21.81	$10.31
—	—	—	—	—	—

$10.44	$9.75	$9.78	$27.23	$22.90	$10.82

4.75%	4.75%	4.75%	4.75%	4.75%	4.75%

Semi-Annual Shareholder Report

Statements of Assets and Liabilities (Continued)

June 30, 2012 (Unaudited)

	Huntington Macro 100 Fund	Huntington Mid Corp America Fund	Huntington Real Strategies Fund	Huntington Rotating Markets Fund
Assets:
Investments, at cost	$51,010,812	$103,638,211	$113,013,848	$40,645,918
Investments, at value	$54,210,560	$141,840,760	$103,186,155	$39,118,887
Investments in affiliated securities, at value	3,027,319	7,184,841	6,334,280	748,350
Investments in controlled affiliated securities, at value	—	—	1,351,843	—
Total Investments	57,237,879	149,025,601	110,872,278	39,867,237
Cash	—	—	—	—
Foreign currencies, at value (Cost $-, $-, $-, $-, $1, $-, $-, $-, $- and $-)	—	—	—	—
Income receivable	55,870	200,156	158,966	26,498
Receivable for investments sold	112,019	1,394,166	—	—
Receivable for shares sold	36,064	175,707	290,618	55,458
Tax reclaims receivable	—	—	—	—
Prepaid expenses and other assets	23,730	61,149	25,586	20,255
Total assets	57,465,562	150,856,779	111,347,448	39,969,448
Liabilities:
Payable for return of collateral on loaned securities	1,676,467	4,128,969	17,530,747	264,849
Options written, at value (premium received $-, $-, $110,587, $-, $1,323,622, $-, $-, $-, $- and $-)	—	—	108,450	—
Income distribution payable	—	—	—	—
Payable for investments purchased	155,133	—	—	—
Payable for shares redeemed	4,739	80,452	51,083	37,017
Accrued expenses and other payables
Investment advisor fees	33,110	87,490	55,717	15,851
Administration fees	8,043	21,254	13,536	5,776
Custodian fees	2,003	9,929	5,404	1,593
Financial administration fees	1,205	3,294	1,179	423
Distribution service fee	287	1,905	360	489
Shareholder services fee	11,037	29,164	18,572	7,926
Transfer agent fees	3,971	10,679	4,148	4,229
Professional fees	4,761	7,419	2,764	3,590
Printing and postage	2,471	10,527	4,766	1,852
Compliance service fees	552	1,738	1,042	369
Total liabilities	1,903,779	4,392,820	17,797,768	343,964
Net Assets	$55,561,783	$146,463,959	$93,549,680	$39,625,484

Net Assets Consist of:
Paid in capital	$53,934,269	$88,038,113	$115,423,971	$34,582,847
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	6,227,067	45,387,390	(2,139,433)	(778,681)
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(4,850,002)	12,830,219	(19,564,529)	5,154,128
Accumulated net investment income (loss)	250,449	208,237	(170,329)	667,190
Net Assets	$55,561,783	$146,463,959	$93,549,680	$39,625,484

Net Assets:
Trust Shares	$54,115,011	$136,905,048	$91,698,059	$37,147,217
Class A Shares	$1,446,772	$9,558,911	$1,851,621	$2,478,267
Shares Outstanding: (unlimited number of shares authorized, no par value):
Trust Shares	5,384,721	9,217,424	12,786,106	3,081,844
Class A Shares	145,864	665,694	258,216	207,301
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$10.05	$14.85	$7.17	$12.05
Class A Shares	$9.92	$14.36	$7.17	$11.95
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$10.41	$15.08	$7.53	$12.55
Maximum Sales Charge:
Class A Shares	4.75%	4.75%	4.75%	4.75%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	Huntington Technical Opportunities Fund	Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund

$161,044,312	$9,929,728	$288,462,309	$133,789,877	$106,686,427	$55,645,964
$217,951,876	$8,825,722	$305,463,361	$138,775,624	$112,896,763	$57,992,919
3,294,436	1,092,452	4,501,438	3,811,881	2,765,150	—
—	—	—	—	—	—
221,246,312	9,918,174	309,964,799	142,587,505	115,661,913	57,992,919
—	—	—	—	238	—
5	—	—	—	—	—
153,146	12,092	3,532,252	710,706	385,919	406,831
—	—	—	26,093	24,695	—
375,295	—	480,565	155,477	70,575	11,084
24,558	—	—	—	—	—
27,398	20,449	39,883	29,429	28,613	22,247
221,826,714	9,950,715	314,017,499	143,509,210	116,171,953	58,433,081

22,469,932	1,382,307	—	—	957,205	—
1,332,677	—	—	—	—	—
—	—	341,617	110,365	—	101,248
382,113	—	—	—	—	—
138,756	44,828	193,192	271,697	102,812	7,442

117,108	5,156	127,831	58,619	47,046	23,429
28,449	1,253	46,581	21,361	17,144	8,537
8,042	1,177	10,838	5,016	3,960	1,821
1,778	861	4,006	4,634	7,795	9,284
4,912	51	1,679	1,072	930	629
39,036	1,719	63,915	29,309	23,523	11,714
14,127	2,087	7,283	4,974	4,471	3,152
22,317	869	25,406	12,000	9,594	4,370
11,342	198	13,981	6,205	4,955	2,309
1,802	92	2,915	1,435	1,126	490
24,572,391	1,440,598	839,244	526,687	1,180,561	174,425
$197,254,323	$8,510,117	$313,178,255	$142,982,523	$114,991,392	$58,258,656

$134,166,331	$11,222,336	$290,747,856	$134,175,538	$107,219,895	$55,433,577
60,192,751	(11,554)	21,502,490	8,797,628	8,975,486	2,346,955
2,612,808	(2,672,286)	944,683	(45,658)	(1,217,812)	478,268
282,433	(28,379)	(16,774)	55,015	13,823	(144)
$197,254,323	$8,510,117	$313,178,255	$142,982,523	$114,991,392	$58,258,656

$172,257,821	$8,186,384	$304,890,933	$137,690,219	$110,417,371	$55,188,788
$24,996,502	$323,733	$8,287,322	$5,292,304	$4,574,021	$3,069,868

8,155,197	1,212,571	13,380,939	12,352,570	11,780,093	2,501,528
1,214,090	48,390	363,739	474,830	484,945	139,236

$21.12	$6.75	$22.79	$11.15	$9.37	$22.06
$20.59	$6.69	$22.78	$11.15	$9.43	$22.05

$21.62	$7.02	$23.67	$11.58	$9.80	$22.91
4.75%	4.75%	3.75%	3.75%	3.75%	3.75%

Semi-Annual Shareholder Report

Statements of Assets and Liabilities (Continued)

June 30, 2012 (Unaudited)

	Huntington Short/Intermediate Fixed Income Securities Fund	Huntington Balanced Allocation Fund	Huntington Conservative Allocation Fund	Huntington Growth Allocation Fund
Assets:
Investments, at cost	$225,220,108	$15,829,850	$4,668,185	$10,382,782
Investments, at value	$225,934,098	—	—	—
Investments in affiliated securities, at value	4,133,499	17,406,839	5,048,525	11,943,973
Total Investments	230,067,597	17,406,839	5,048,525	11,943,973
Cash	15,937	—	—	—
Income receivable	1,537,405	8,960	5,944	2,359
Receivable for shares sold	185,461	49,204	24,179	64,902
Receivable from advisor	—	2,185	1,079	2,814
Prepaid expenses and other assets	33,422	6,370	6,114	6,907
Total assets	231,839,822	17,473,558	5,085,841	12,020,955
Liabilities:
Income distribution payable	156,291	1,202	377	—
Payable for investments purchased	1,057,300	—	—	—
Payable for shares redeemed	362,387	15,426	16,375	—
Accrued expenses and other payables:
Investment advisor fees	94,743	—	—	—
Administration fees	34,524	2,550	761	1,717
Custodian fees	10,395	654	454	556
Financial administration fees	4,610	223	222	223
Distribution service fee	2,449	3,500	1,044	2,356
Shareholder services fee	47,372	—	—	—
Transfer agent fees	5,722	3,736	1,636	3,111
Professional fees	21,662	1,952	881	1,463
Printing and postage	10,330	—	—	—
Compliance service fees	2,508	279	159	222
Total liabilities	1,810,293	29,522	21,909	9,648
Net Assets	$230,029,529	$17,444,036	$5,063,932	$12,011,307

Net Assets Consist of:
Paid in capital	$226,183,278	$14,416,085	$3,893,462	$8,860,923
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	4,847,489	1,576,989	380,340	1,561,191
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(971,939)	1,454,058	791,738	1,563,890
Accumulated net investment income (loss)	(29,299)	(3,096)	(1,608)	25,303
Net Assets	$230,029,529	$17,444,036	$5,063,932	$12,011,307

Net Assets:
Trust Shares	$218,321,128	—	—	—
Class A Shares	$11,708,401	$17,444,036	$5,063,932	$12,011,307
Shares Outstanding: (unlimited number of shares authorized, no par value):
Trust Shares	10,828,030	—	—	—
Class A Shares	580,597	1,483,920	463,416	994,808
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$20.16	—	—	—
Class A Shares	$20.17	$11.76	$10.93	$12.07
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$20.48	$12.35	$11.48	$12.67
Maximum Sales Charge:
Class A Shares	1.50%	4.75%	4.75%	4.75%

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Operations

Six Months Ended June 30, 2012 (Unaudited)

	Huntington Tax Free Money Market Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund	Huntington U.S. Treasury Money Market Fund
Investment Income:
Dividend income	$347	$40,617	$628	$—
Dividend income from affiliated securities	—	—	—	—
Interest income	99,822	467,377	148,051	116,424
Income from securities lending, net	—	—	—	—
Foreign dividend taxes withheld	—	—	—	—
Total investment income	100,169	507,994	148,679	116,424
Expenses:
Investment advisor fees	119,146	581,729	208,452	329,722
Administration fees	72,361	353,301	126,599	300,373
Custodian fees	11,131	57,773	20,333	48,632
Transfer and dividend disbursing agent fees and expenses	15,737	37,258	18,985	28,012
Trustees’ fees	2,651	13,218	5,164	10,993
Professional fees	9,970	49,064	17,714	39,846
Financial administration fees	2,177	1,657	2,453	653
Distribution services fee—Class A Shares	21,094	121,488	96,187	103,242
Shareholder services fee—Trust Shares	78,195	272,384	77,523	308,909
Shareholder services fee—Class A Shares	21,094	121,488	96,187	103,242
State registration costs	11,760	11,696	12,521	14,329
Offering costs	—	—	—	—
Printing and postage	2,309	37,428	4,225	10,066
Insurance premiums	2,166	6,357	3,076	6,259
Compliance service fees	1,538	7,706	2,913	6,366
Interest expense	834	4,119	1,481	3,444
Other	12,826	19,266	14,320	31,240
Recoupment of prior expenses waived/reimbursed by investment advisor	—	—	—	—
Total expenses	384,989	1,695,932	708,133	1,345,328
Investment advisory fees waived	(119,146)	(581,729)	(208,452)	(329,722)
Distribution fees waived	(21,094)	(121,488)	(96,187)	(103,242)
Shareholder servicing fees waived	(99,289)	(393,872)	(173,710)	(412,151)
Reimbursement from advisor	(49,270)	(110,286)	(88,069)	(383,756)
Net expenses	96,190	488,557	141,715	116,457
Net investment income (loss)	3,979	19,437	6,964	(33)
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	143	(562)	(1,213)	(2,289)
Net realized gain (loss) on option transactions	—	—	—	—
Net realized loss on foreign currency transactions	—	—	—	—
Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	143	(562)	(1,213)	(2,289)
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	—	—	—	—
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	143	(562)	(1,213)	(2,289)
Change in net assets resulting from operations	$4,122	$18,875	$5,751	$(2,322)

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Disciplined Equity Fund	Huntington Dividend Capture Fund	Huntington Global Select Markets Fund	Huntington Growth Fund	Huntington Income Equity Fund	Huntington International Equity Fund

$901,939	$3,673,979	$431,383	$1,175,850	$3,135,443	$5,510,602
364	184	53	139	93	671
—	—	115,710	—	—	—
—	15,359	10,083	9,105	6,900	67,025
—	(52,305)	(28,536)	(15,319)	(58,585)	(637,812)
902,303	3,637,217	528,693	1,169,775	3,083,851	4,940,486

254,546	600,579	211,850	400,634	370,876	1,384,455
77,297	145,900	38,599	121,658	112,622	252,246
9,238	19,163	28,915	17,906	15,772	60,094
15,499	45,447	14,774	34,351	27,128	40,922
2,252	4,924	1,497	4,551	3,985	9,945
8,925	18,249	6,273	16,225	14,564	40,386
3,837	2,738	10,715	1,912	1,898	10,602
8,065	39,973	557	10,004	7,166	10,716
97,997	160,221	52,406	156,927	147,366	335,398
8,065	39,973	557	10,004	7,166	10,716
4,401	9,064	12,376	10,129	9,239	9,522
28,330	—	—	—	—	—
3,160	8,540	1,374	6,152	5,338	10,728
2,319	2,947	1,749	2,745	2,561	4,548
1,673	2,807	841	2,589	2,261	5,653
683	1,391	403	2,110	1,135	2,658
1,893	3,375	989	2,946	2,649	5,713

—	—	19,220	—	—	—
528,180	1,105,291	403,095	800,843	731,726	2,194,302
(8,525)	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
519,655	1,105,291	403,095	800,003	731,726	2,194,302
382,648	2,531,926	125,598	368,932	2,352,125	2,746,184

276,318	5,030,144	322,908	1,907,425	2,969,104	(1,161,531)
(4,513,075)	109,620	148,036	—	208,107	—
—	—	(29,653)	—	(12,318)	(269,580)

(4,236,757)	5,139,764	441,291	1,907,425	3,164,893	(1,431,111)

4,939,248	1,128,812	(676,149)	8,138,208	1,743,740	6,579,972

702,491	6,268,576	(234,858)	10,045,633	4,908,633	5,148,861
$1,085,139	$8,800,502	$(109,260)	$10,414,565	$7,260,758	$7,895,045

Semi-Annual Shareholder Report

Statements of Operations (Continued)

Six Months Ended June 30, 2012 (Unaudited)

	Huntington Macro 100 Fund	Huntington Mid Corp America Fund	Huntington Real Strategies Fund	Huntington Rotating Markets Fund
Investment Income:
Dividend income	$631,397	$1,102,755	$1,058,257	$358,794
Dividend income from affiliated securities	127	235	175,585	46
Interest income	—	—	—	—
Income from securities lending, net	2,904	31,179	231,578	2,926
Foreign dividend taxes withheld	—	(4,215)	(62,478)	(607)
Total investment income	634,428	1,129,954	1,402,942	361,159
Expenses:
Investment advisor fees	207,536	514,943	366,394	99,141
Administration fees	50,417	125,096	89,009	36,127
Custodian fees	7,228	18,996	13,989	5,230
Transfer and dividend disbursing agent fees and expenses	18,338	31,500	19,611	16,860
Trustees’ fees	1,761	4,841	3,348	1,362
Professional fees	6,529	19,408	14,491	4,820
Financial administration fees	2,639	3,470	1,902	1,150
Distribution services fee—Class A Shares	1,888	9,325	2,484	3,068
Shareholder services fee—Trust Shares	67,291	162,322	119,648	46,503
Shareholder services fee—Class A Shares	1,888	9,325	2,484	3,068
State registration costs	12,023	8,916	12,969	10,178
Printing and postage	2,197	9,593	3,512	1,700
Insurance premiums	1,849	2,823	2,433	1,665
Compliance service fees	1,007	2,758	1,915	777
Interest expense	516	1,316	950	371
Other	1,520	2,961	2,341	1,042
Total expenses	384,627	927,593	657,480	233,062
Net investment income (loss)	249,801	202,361	745,462	128,097
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	1,816,393	7,174,544	(184,684)	8,808,803
Net realized gain (loss) on option transactions	—	—	416,617	—
Net realized loss on foreign currency transactions	—	—	—	—
Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	1,816,393	7,174,544	231,933	8,808,803
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	1,012,502	3,872,195	(758,339)	(7,221,478)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	2,828,895	11,046,739	(526,406)	1,587,325
Change in net assets resulting from operations	$3,078,696	$11,249,100	$219,056	$1,715,422

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Situs Fund	Huntington Technical Opportunities Fund	Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund

$1,746,885	$60,050	$262,191	$—	$217,711	$22
114	41	338	179	226	—
—	121	5,213,310	2,258,334	1,905,850	863,696
77,431	2,818	—	—	926	—
(8,304)	(4,262)	—	—	(42)	—
1,816,126	58,768	5,475,839	2,258,513	2,124,671	863,718

753,836	33,268	759,574	353,749	275,994	136,722
183,130	8,082	276,786	128,905	100,571	49,821
29,292	3,101	39,280	18,479	14,386	6,904
48,123	12,907	31,132	22,053	19,973	15,592
7,038	332	9,833	4,516	3,540	1,760
28,562	1,165	36,286	16,988	13,131	6,484
10,221	1,127	7,805	9,667	14,666	16,254
30,490	218	10,037	6,224	5,543	3,877
220,789	10,872	369,750	170,651	132,453	64,484
30,490	218	10,037	6,224	5,543	3,877
12,256	13,246	11,157	13,710	11,746	10,532
9,700	355	10,739	4,461	3,388	1,624
3,580	1,316	5,025	3,007	2,579	1,871
3,998	190	5,635	2,574	2,030	1,014
2,041	92	2,840	1,329	1,044	498
4,256	658	6,289	3,108	2,500	1,365
1,377,802	87,147	1,592,205	765,645	609,087	322,679
438,324	(28,379)	3,883,634	1,492,868	1,515,584	541,039

2,735,839	(167,487)	917,181	(86,080)	33,738	398,497
(149,783)	2,304	—	—	—	—
(8,657)	(1,590)	—	—	(21)	—

2,577,399	(166,773)	917,181	(86,080)	33,717	398,497

12,712,521	(397,267)	1,719,874	117,100	1,302,186	(100,083)

15,289,920	(564,040)	2,637,055	31,020	1,335,903	298,414
$15,728,244	$(592,419)	$6,520,689	$1,523,888	$2,851,487	$839,453

Semi-Annual Shareholder Report

Statements of Operations (Continued)

Six Months Ended June 30, 2012 (Unaudited)

	Huntington Short/ Intermediate Fixed Income Securities Fund	Huntington Balanced Allocation Fund	Huntington Conservative Allocation Fund	Huntington Growth Allocation Fund
Investment Income:
Dividend income from affiliated securities	$128	$141,989	$92,217	$77,346
Interest income	2,634,292	—	—	—
Total investment income	2,634,420	141,989	92,217	77,346
Expenses:
Investment advisor fees	571,776	11,399	5,172	8,481
Administration fees	208,353	20,769	9,423	15,452
Custodian fees	31,051	1,541	853	1,205
Transfer and dividend disbursing agent fees and expenses	24,625	18,750	8,242	15,273
Trustees’ fees	7,591	724	324	529
Professional fees	27,792	2,787	1,313	2,055
Financial administration fees	8,175	448	448	448
Distribution services fee—Class A Shares	12,745	28,498	12,929	21,202
Shareholder services fee—Trust Shares	273,143	—	—	—
Shareholder services fee—Class A Shares	12,745	—	—	—
State registration costs	11,948	3,725	3,944	4,034
Printing and postage	6,731	2,879	846	2,809
Insurance premiums	4,459	1,551	1,400	1,465
Compliance service fees	4,354	421	196	306
Interest expense	2,230	250	135	194
Other	4,937	583	417	565
Total expenses	1,212,655	94,325	45,642	74,018
Investment advisory fees waived	—	(11,399)	(3,904)	(8,481)
Reimbursement from advisor	—	(6,259)	—	(11,957)
Net expenses	1,212,655	76,667	41,738	53,580
Net investment income	1,421,765	65,322	50,479	23,766
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investment transactions	242,166	—	—	—
Net realized gain on investment transactions of affiliates	—	1,332,341	728,645	1,470,658
Net realized gain on investments, options and translation of assets and liabilities in foreign currency transactions	242,166	1,332,341	728,645	1,470,658
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	538,895	40,525	(338,363)	155,201
Net realized and unrealized gain on investments, options and foreign currency transactions	781,061	1,372,866	390,282	1,625,859
Change in net assets resulting from operations	$2,202,826	$1,438,188	$440,761	$1,649,625

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Changes in Net Assets

	Huntington Tax Free Money Market Fund		Huntington Money Market Fund
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income (loss)	$3,979	$8,164	$19,437	$42,252
Net realized loss on investments, options and foreign currency transactions	143	(2,595)	(562)	1,625
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	—	—	—	—
Net increase (decrease) in net assets resulting from operations	4,122	5,569	18,875	43,877
Distributions to Shareholders—
From and/or excess of net investment income:
Trust Shares	(3,132)	(6,724)	(10,925)	(21,900)
Class A Shares	(847)	(1,440)	(4,862)	(12,137)
Interfund Shares	—	—	(3,643)	(8,215)
From net realized gain on investments:
Trust Shares	—	—	—	—
Class A Shares	—	—	—	—
Change in net assets resulting from distributions to shareholders	(3,979)	(8,164)	(19,430)	(42,252)
Change in net assets resulting from capital transactions	(12,253,507)	9,573,351	(53,567,925)	38,243,528
Change in net assets	(12,253,364)	9,570,756	(53,568,480)	38,245,153
Net Assets
Beginning of period	92,028,340	82,457,584	433,924,056	395,678,903
End of period	$79,774,976	$92,028,340	$380,355,576	$433,924,056

Accumulated net investment income (loss) included in net assets at end of period	$—	$—	$7	$—
Capital Transactions:
Trust Shares
Shares sold	$24,951,891	$67,664,242	$195,757,794	$773,485,556
Shares issued in connection with the tax-free transfer of assets from Common Trust Fund	—	—	—	—
Dividends reinvested	—	—	234	354
Shares redeemed	(39,705,960)	(61,434,072)	(241,381,757)	(726,400,546)
Total Trust Shares	(14,754,069)	6,230,170	(45,623,729)	47,085,364
Class A Shares
Shares sold	28,442,675	58,167,655	92,688,562	261,065,458
Shares issued in connection with the tax-free transfer of assets from Common Trust Fund	—	—	—	—
Dividends reinvested	107	342	3,914	9,269
Shares redeemed	(25,942,220)	(54,824,816)	(99,170,435)	(298,113,211)
Total Class A Shares	2,500,562	3,343,181	(6,477,959)	(37,038,484)
Interfund Shares
Shares sold	—	—	169,180,532	417,315,494
Shares redeemed	—	—	(170,646,769)	(389,118,846)
Total Interfund Shares	—	—	(1,466,237)	28,196,648
Net change resulting from capital transactions	$(12,253,507)	$9,573,351	$(53,567,925)	$38,243,528
Share Transactions:
Trust Shares
Shares sold	24,951,891	67,664,242	195,757,794	773,485,556
Shares issued in connection with the tax-free transfer of assets from Common Trust Fund	—	—	—	—
Dividends reinvested	—	—	234	354
Shares redeemed	(39,705,960)	(61,434,072)	(241,381,757)	(726,400,546)
Total Trust Shares	(14,754,069)	6,230,170	(45,623,729)	47,085,364
Class A Shares
Shares sold	28,442,675	58,167,655	92,688,562	261,065,458
Shares issued in connection with the tax-free transfer of assets from Common Trust Fund	—	—	—	—
Dividends reinvested	107	342	3,914	9,269
Shares redeemed	(25,942,220)	(54,824,816)	(99,170,435)	(298,113,211)
Total Class A Shares	2,500,562	3,343,181	(6,477,959)	(37,038,484)
Interfund Shares
Shares sold	—	—	169,180,532	417,315,494
Shares redeemed	—	—	(170,646,769)	(389,118,846)
Total Interfund Shares	—	—	(1,466,237)	28,196,648
Net change resulting from share transactions	(12,253,507)	9,573,351	(53,567,925)	38,243,528

(a)	For the period August 1, 2011 (commencement of operations) to December 31, 2011.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Ohio Municipal Money Market Fund		Huntington U.S. Treasury Money Market Fund		Huntington Disciplined Equity Fund
Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Fiscal Period Ended December 31, 2011(a)
(Unaudited)		(Unaudited)		(Unaudited)

$6,964	$16,680	$(33)	$29,996	$382,648	$247,125
(1,213)	(40,071)	(2,289)	6,373	(4,236,757)	(1,058,624)
—	—	—	—	4,939,248	(26,485)
5,751	(23,391)	(2,322)	36,369	1,085,139	(837,984)

(3,110)	(5,621)	—	(23,538)	—	(266,766)
(3,854)	(11,059)	—	(6,145)	—	(21,232)
—	—	—	—	—	—

—	—	—	(8,142)	—	—
—	—	—	(3,375)	—	—
(6,964)	(16,680)	—	(41,200)	—	(287,998)
(10,386,159)	(53,022,242)	(15,537,641)	(52,802,464)	19,900,943	72,080,981
(10,387,372)	(53,062,313)	(15,539,963)	(52,807,295)	20,986,082	70,954,999

145,069,678	198,131,991	334,907,800	387,715,095	70,954,999	—
$134,682,306	$145,069,678	$319,367,837	$334,907,800	$91,941,081	$70,954,999

$—	$—	$(105)	$(72)	$382,648	$—

$48,676,050	$126,996,635	$211,220,584	$648,652,822	$28,141,441	$21,204,767
—	—	—	—	—	48,595,623
8	13	—	8,142	—	24,187
(52,578,983)	(146,794,278)	(229,371,124)	(709,824,569)	(9,904,993)	(3,438,144)
(3,902,925)	(19,797,630)	(18,150,540)	(61,163,605)	18,236,448	66,386,433

64,155,751	548,673,359	110,217,345	197,411,425	2,206,257	5,789,312
—	—	—	—	—	10
1,791	6,629	—	4,581	—	17,894
(70,640,776)	(581,904,600)	(107,604,446)	(189,054,865)	(541,762)	(112,668)
(6,483,234)	(33,224,612)	2,612,899	8,361,141	1,664,495	5,694,548

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
$(10,386,159)	$(53,022,242)	$(15,537,641)	$(52,802,464)	$19,900,943	$72,080,981

48,676,050	126,996,635	211,220,584	648,652,822	2,811,707	2,143,223
—	—	—	—	—	4,859,562
8	13	—	8,142	—	2,460
(52,578,983)	(146,794,278)	(229,371,124)	(709,824,569)	(987,592)	(348,160)
(3,902,925)	(19,797,630)	(18,150,540)	(61,163,605)	1,824,115	6,657,085

64,155,751	548,673,359	110,217,345	197,411,425	220,718	587,829
—	—	—	—	—	1
1,791	6,629	—	4,581	—	1,822
(70,640,776)	(581,904,600)	(107,605,046)	(189,054,265)	(54,359)	(11,443)
(6,483,234)	(33,224,612)	2,612,299	8,361,741	166,359	578,209

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(10,386,159)	(53,022,242)	(15,538,241)	(52,801,864)	1,990,474	7,235,294

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Dividend Capture Fund		Huntington Global Select Markets Fund
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$2,531,926	$4,501,614	$125,598	$315,881
Net realized gain (loss) on investments, options and foreign currency transactions	5,139,764	7,699,867	441,291	497,541
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	1,128,812	(4,530,906)	(676,149)	(8,647,406)
Net increase (decrease) in net assets resulting from operations	8,800,502	7,670,575	(109,260)	(7,833,984)
Distributions to Shareholders—
From and/or excess of net investment income:
Trust Shares	(1,992,036)	(3,761,305)	—	(187,151)
Class A Shares	(475,359)	(724,300)	—	(276)
From net realized gain on investments:
Trust Shares	—	—	—	(593,451)
Class A Shares	—	—	—	(8,008)
Change in net assets resulting from distributions to shareholders	(2,467,395)	(4,485,605)	—	(788,886)
Change in net assets resulting from capital transactions	20,138,514	23,049,868	594,924	6,059,221
Change in net assets	26,471,621	26,234,838	485,664	(2,563,649)
Net Assets
Beginning of period	144,640,502	118,405,664	39,411,920	41,975,569
End of period	$171,112,123	$144,640,502	$39,897,584	$39,411,920

Accumulated net investment income (loss) included in net assets at end of period	$101,639	$37,108	$108,683	$(16,915)
Capital Transactions:
Trust Shares
Shares sold	$21,264,303	$32,050,584	$8,613,186	$12,307,401
Dividends reinvested	1,137,921	2,070,087	—	411,825
Shares redeemed	(11,471,514)	(19,607,001)	(7,832,920)	(6,510,892)
Total Trust Shares	10,930,710	14,513,670	780,266	6,208,334
Class A Shares
Shares sold	11,113,029	11,825,724	36,928	340,116
Dividends reinvested	403,574	635,178	—	7,714
Shares redeemed	(2,308,799)	(3,924,704)	(222,270)	(496,943)
Total Class A Shares	9,207,804	8,536,198	(185,342)	(149,113)
Net change resulting from capital transactions	$20,138,514	$23,049,868	$594,924	$6,059,221
Share Transactions:
Trust Shares
Shares sold	2,293,615	3,598,324	855,533	1,145,551
Dividends reinvested	122,891	233,205	—	44,429
Shares redeemed	(1,229,700)	(2,182,272)	(773,851)	(626,131)
Total Trust Shares	1,186,806	1,649,257	81,682	563,849
Class A Shares
Shares sold	1,196,545	1,337,708	3,609	30,193
Dividends reinvested	43,644	71,696	—	838
Shares redeemed	(249,155)	(440,854)	(21,719)	(48,403)
Total Class A Shares	991,034	968,550	(18,110)	(17,372)
Net change resulting from share transactions	2,177,840	2,617,807	63,572	546,477

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Growth Fund		Huntington Income Equity Fund		Huntington International Equity Fund
Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
(Unaudited)		(Unaudited)		(Unaudited)

$368,932	$254,102	$2,352,125	$3,740,028	$2,746,184	$3,803,378
1,907,425	2,647,005	3,164,893	3,950,748	(1,431,111)	9,790,649
8,138,208	(6,371,707)	1,743,740	(193,285)	6,579,972	(49,158,771)
10,414,565	(3,470,600)	7,260,758	7,497,491	7,895,045	(35,564,744)

(339,452)	—	(2,140,501)	(3,684,539)	—	(3,152,983)
(12,353)	—	(96,859)	(181,417)	—	(75,222)

—	(445,352)	—	—	—	—
—	(29,303)	—	—	—	—
(351,805)	(474,655)	(2,237,360)	(3,865,956)	—	(3,228,205)
(3,348,595)	(724,066)	626,080	8,869,137	1,096,625	(4,611,886)
6,714,165	(4,669,321)	5,649,478	12,500,672	8,991,670	(43,404,835)

127,671,002	132,340,323	119,512,372	107,011,700	264,023,852	307,428,687
$134,385,167	$127,671,002	$125,161,850	$119,512,372	$273,015,522	$264,023,852

$291,205	$274,078	$114,765	$—	$4,554,332	$1,808,148

$13,879,547	$19,681,244	$13,028,526	$21,812,192	$27,844,000	$45,417,973
206,258	267,140	1,140,480	1,916,821	—	1,022,412
(17,097,990)	(20,052,189)	(13,590,158)	(14,202,169)	(26,698,133)	(49,868,098)
(3,012,185)	(103,805)	578,848	9,526,844	1,145,867	(3,427,713)

439,993	764,285	472,122	489,422	993,154	1,180,536
11,596	26,996	90,781	172,508	—	64,241
(787,999)	(1,411,542)	(515,671)	(1,319,637)	(1,042,396)	(2,428,950)
(336,410)	(620,261)	47,232	(657,707)	(49,242)	(1,184,173)
$(3,348,595)	$(724,066)	$626,080	$8,869,137	$1,096,625	$(4,611,886)

512,067	770,849	593,208	1,048,330	2,586,804	4,037,721
7,623	11,053	52,277	92,008	—	102,037
(635,679)	(787,063)	(613,223)	(680,027)	(2,489,074)	(4,505,642)
(115,989)	(5,161)	32,262	460,311	97,730	(365,884)

16,887	30,660	21,576	23,485	94,731	103,553
441	1,152	4,158	8,264	—	6,456
(30,512)	(56,960)	(23,719)	(63,577)	(99,186)	(220,778)
(13,184)	(25,148)	2,015	(31,828)	(4,455)	(110,769)
(129,173)	(30,309)	34,277	428,483	93,275	(476,653)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Macro 100 Fund		Huntington Mid Corp America Fund
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income (loss)	$249,801	$129,127	$202,361	$23,935
Net realized gain (loss) on investments, options and foreign currency transactions	1,816,393	1,935,117	7,174,544	18,097,557
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	1,012,502	(3,015,262)	3,872,195	(21,804,829)
Net increase (decrease) in net assets resulting from operations	3,078,696	(951,018)	11,249,100	(3,683,337)
Distributions to Shareholders—
From and/or excess of net investment income:
Trust Shares	—	(160,290)	—	(97,655)
Class A Shares	—	—	—	—
From net realized gain on investments:
Trust Shares	—	—	—	(12,319,260)
Class A Shares	—	—	—	(639,236)
Change in net assets resulting from distributions to shareholders	—	(160,290)	—	(13,056,151)
Change in net assets resulting from capital transactions	(1,494,160)	9,642,316	6,481,477	(3,322,751)
Change in net assets	1,584,536	8,531,008	17,730,577	(20,062,239)
Net Assets
Beginning of period	53,977,247	45,446,239	128,733,382	148,795,621
End of period	$55,561,783	$53,977,247	$146,463,959	$128,733,382

Accumulated net investment income (loss) included in net assets at end of period	$250,449	$648	$208,237	$5,876
Capital Transactions:
Trust Shares
Shares sold	$7,182,306	$17,197,181	$7,515,460	$18,588,560
Shares issued in connection with merger	—	—	13,560,775	—
Dividends reinvested	—	68,441	—	4,371,336
Shares redeemed	(8,540,830)	(7,323,701)	(16,898,780)	(26,171,585)
Total Trust Shares	(1,358,524)	9,941,921	4,177,455	(3,211,689)
Class A Shares
Shares sold	70,215	177,286	298,288	664,160
Shares issued in connection with merger	—	—	2,975,148	—
Dividends reinvested	—	—	—	616,095
Shares redeemed	(205,851)	(476,891)	(969,414)	(1,391,317)
Total Class A Shares	(135,636)	(299,605)	2,304,022	(111,062)
Net change resulting from capital transactions	$(1,494,160)	$9,642,316	$6,481,477	$(3,322,751)
Share Transactions:
Trust Shares
Shares sold	704,822	1,771,169	504,061	1,166,714
Shares issued in connection with merger	—	—	964,397	—
Dividends reinvested	—	7,174	—	328,570
Shares redeemed	(839,562)	(762,037)	(1,124,036)	(1,661,809)
Total Trust Shares	(134,740)	1,016,306	344,422	(166,525)
Class A Shares
Shares sold	7,194	18,266	19,337	43,592
Shares issued in connection with merger	—	—	218,019	—
Dividends reinvested	—	—	—	47,722
Shares redeemed	(20,549)	(48,714)	(66,040)	(89,497)
Total Class A Shares	(13,355)	(30,448)	171,316	1,817
Net change resulting from share transactions	(148,095)	985,858	515,738	(164,708)

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Real Strategies Fund		Huntington Rotating Markets Fund		Huntington Situs Fund
Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
(Unaudited)		(Unaudited)		(Unaudited)

$745,462	$654,257	$128,097	$539,094	$438,324	$(581,219)
231,933	(709,068)	8,808,803	629,341	2,577,399	8,676,937
(758,339)	(10,531,268)	(7,221,478)	1,308,609	12,712,521	(14,992,446)
219,056	(10,586,079)	1,715,422	2,477,044	15,728,244	(6,896,728)

—	(899,313)	—	(100,111)	—	—
—	(13,736)	—	(954)	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	(913,049)	—	(101,065)	—	—
(1,148,858)	13,113,232	492,495	(4,287,636)	(7,017,663)	(11,860,698)
(929,802)	1,614,104	2,207,917	(1,911,657)	8,710,581	(18,757,426)

94,479,482	92,865,378	37,417,567	39,329,224	188,543,742	207,301,168
$93,549,680	$94,479,482	$39,625,484	$37,417,567	$197,254,323	$188,543,742

$(170,329)	$(915,791)	$667,190	$539,093	$282,433	$(155,891)

$9,005,915	$37,420,468	$1,936,251	$3,900,442	$18,452,897	$34,971,497
—	—	—	—	—	—
—	258,126	—	67,159	—	—
(9,996,634)	(24,780,098)	(1,443,058)	(7,875,296)	(26,246,682)	(46,157,899)
(990,719)	12,898,496	493,193	(3,907,695)	(7,793,785)	(11,186,402)

138,661	705,556	245,483	257,504	3,229,045	5,596,096
—	—	—	—	—	—
—	12,963	—	928	—	—
(296,800)	(503,783)	(246,181)	(638,373)	(2,452,923)	(6,270,392)
(158,139)	214,736	(698)	(379,941)	776,122	(674,296)
$(1,148,858)	$13,113,232	$492,495	$(4,287,636)	$(7,017,663)	$(11,860,698)

1,208,518	4,740,773	161,112	353,974	860,722	1,699,623
—	—	—	—	—	—
—	36,254	—	5,790	—	—
(1,349,488)	(3,210,607)	(118,436)	(704,813)	(1,213,142)	(2,260,429)
(140,970)	1,566,420	42,676	(345,049)	(352,420)	(560,806)

18,925	85,751	20,517	22,904	156,456	281,070
—	—	—	—	—	—
—	1,818	—	81	—	—
(40,557)	(64,265)	(20,307)	(57,171)	(118,221)	(318,174)
(21,632)	23,304	210	(34,186)	38,235	(37,104)
(162,602)	1,589,724	42,886	(379,235)	(314,185)	(597,910)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Technical Opportunities Fund		Huntington Fixed Income Securities Fund
	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income (loss)	$(28,379)	$(53,003)	$3,883,634	$7,762,353
Net realized gain (loss) on investments, options and foreign currency transactions	(166,773)	(1,108,858)	917,181	4,032,626
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	(397,267)	(194,389)	1,719,874	5,839,115
Net increase (decrease) in net assets resulting from operations	(592,419)	(1,356,250)	6,520,689	17,634,094
Distributions to Shareholders—
From and/or excess of net investment income:
Trust Shares	—	—	(3,790,454)	(7,570,193)
Class A Shares	—	—	(93,180)	(192,160)
From net realized gain on investments:
Trust Shares	—	—	—	(4,143,613)
Class A Shares	—	—	—	(118,667)
Change in net assets resulting from distributions to shareholders	—	—	(3,883,634)	(12,024,633)
Change in net assets resulting from capital transactions	(68,899)	(152,013)	11,217,636	1,347,901
Change in net assets	(661,318)	(1,508,263)	13,854,691	6,957,362
Net Assets
Beginning of period	9,171,435	10,679,698	299,323,564	292,366,202
End of period	$8,510,117	$9,171,435	$313,178,255	$299,323,564

Accumulated net investment income (loss) included in net assets at end of period	$(28,379)	$—	$(16,774)	$(16,774)
Capital Transactions:
Trust Shares
Shares sold	$1,014	$434,651	$47,539,568	$68,344,071
Dividends reinvested	—	—	1,820,440	5,506,054
Shares redeemed	(209,070)	(704,588)	(38,237,153)	(72,071,979)
Total Trust Shares	(208,056)	(269,937)	11,122,855	1,778,146
Class A Shares
Shares sold	205,000	180,988	1,046,628	1,931,458
Dividends reinvested	—	—	78,516	251,171
Shares redeemed	(65,843)	(63,064)	(1,030,363)	(2,612,874)
Total Class A Shares	139,157	117,924	94,781	(430,245)
Net change resulting from capital transactions	$(68,899)	$(152,013)	$11,217,636	$1,347,901
Share Transactions:
Trust Shares
Shares sold	143	53,852	2,096,409	3,043,221
Dividends reinvested	—	—	80,064	244,585
Shares redeemed	(29,596)	(91,571)	(1,685,573)	(3,212,395)
Total Trust Shares	(29,453)	(37,719)	490,900	75,411
Class A Shares
Shares sold	30,910	22,130	46,149	85,665
Dividends reinvested	—	—	3,454	11,160
Shares redeemed	(9,204)	(8,304)	(45,479)	(116,908)
Total Class A Shares	21,706	13,826	4,124	(20,083)
Net change resulting from share transactions	(7,747)	(23,893)	495,024	55,328

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Intermediate Government Income Fund		Huntington Mortgage Securities Fund		Huntington Ohio Tax-Free Fund
Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
(Unaudited)		(Unaudited)		(Unaudited)

$1,492,868	$3,112,888	$1,515,584	$2,669,878	$541,039	$1,073,310
(86,080)	385,408	33,717	93,954	398,497	362,402
117,100	3,095,131	1,302,186	2,273,738	(100,083)	2,185,575
1,523,888	6,593,427	2,851,487	5,037,570	839,453	3,621,287

(1,446,401)	(3,130,811)	(1,436,546)	(3,164,131)	(513,948)	(1,018,866)
(46,467)	(100,933)	(54,022)	(119,222)	(27,048)	(54,444)

—	(243,420)	—	—	—	(343,755)
—	(8,818)	—	—	—	(21,841)
(1,492,868)	(3,483,982)	(1,490,568)	(3,283,353)	(540,996)	(1,438,906)
3,970,875	15,726,741	5,097,973	6,036,305	4,190,909	(346,421)
4,001,895	18,836,186	6,458,892	7,790,522	4,489,366	1,835,960

138,980,628	120,144,442	108,532,500	100,741,978	53,769,290	51,933,330
$142,982,523	$138,980,628	$114,991,392	$108,532,500	$58,258,656	$53,769,290

$55,015	$55,015	$13,823	$(11,193)	$(144)	$(187)

$15,835,787	$31,715,627	$14,385,326	$18,868,700	$9,252,748	$10,430,577
748,700	1,774,826	637,360	1,349,960	38,388	136,228
(13,072,128)	(17,822,795)	(10,009,382)	(14,633,514)	(5,012,301)	(10,741,564)
3,512,359	15,667,658	5,013,304	5,585,146	4,278,835	(174,759)

824,329	1,381,276	710,985	1,083,210	276,553	782,345
38,998	92,463	48,742	101,070	22,445	64,269
(404,811)	(1,414,656)	(675,058)	(733,121)	(386,924)	(1,018,276)
458,516	59,083	84,669	451,159	(87,926)	(171,662)
$3,970,875	$15,726,741	$5,097,973	$6,036,305	$4,190,909	$(346,421)

1,423,246	2,898,201	1,543,167	2,118,175	420,685	485,519
67,346	161,097	68,321	146,729	1,741	6,330
(1,174,583)	(1,617,949)	(1,073,215)	(1,658,877)	(228,038)	(503,886)
316,009	1,441,349	538,273	606,027	194,388	(12,037)

74,148	125,356	75,760	117,347	12,590	36,252
3,508	8,399	5,193	10,918	1,019	2,983
(36,384)	(129,148)	(71,886)	(79,294)	(17,608)	(47,983)
41,272	4,607	9,067	48,971	(3,999)	(8,748)
357,281	1,445,956	547,340	654,998	190,389	(20,785)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets (Continued)

	Huntington Short/Intermediate Fixed Income Securities Fund
	Six Months Ended June 30, 2012	Year Ended December 31, 2011
	(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$1,421,765	$3,081,317
Net realized gain on investments, options and foreign currency transactions	242,166	827,430
Net change in unrealized appreciation/depreciation of investments, options and foreign currency transactions	538,895	599,081
Net increase (decrease) in net assets resulting from operations	2,202,826	4,507,828
Distributions to Shareholders—
From and/or excess of net investment income:
Trust Shares	(1,398,896)	(2,985,572)
Class A Shares	(52,168)	(95,745)
From net realized gain on investments:
Class A Shares	—	—
Change in net assets resulting from distributions to shareholders	(1,451,064)	(3,081,317)
Change in net assets resulting from capital transactions	4,336,536	19,396,728
Change in net assets	5,088,298	20,823,239
Net Assets
Beginning of period	224,941,231	204,117,992
End of period	$230,029,529	$224,941,231

Accumulated net investment income (loss) included in net assets at end of period	$(29,299)	$—
Capital Transactions:
Trust Shares
Shares sold	$28,728,675	$66,951,627
Dividends reinvested	434,610	878,814
Shares redeemed	(27,303,538)	(49,955,588)
Total Trust Shares	1,859,747	17,874,853
Class A shares
Shares sold	3,697,210	2,850,984
Dividends reinvested	50,616	93,552
Shares redeemed	(1,271,037)	(1,422,661)
Total Class A Shares	2,476,789	1,521,875
Net change resulting from capital transactions	$4,336,536	$19,396,728
Share Transactions:
Trust Shares
Shares sold	1,422,940	3,344,127
Dividends reinvested	21,520	43,770
Shares redeemed	(1,352,660)	(2,487,971)
Total Trust Shares	91,800	899,926
Class A Shares
Shares sold	182,932	141,855
Dividends reinvested	2,506	4,660
Shares redeemed	(62,960)	(70,786)
Total Class A Shares	122,478	75,729
Net change resulting from share transactions	214,278	975,655

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Balanced Allocation Fund		Huntington Conservative Allocation Fund		Huntington Growth Allocation Fund
Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011	Six Months Ended June 30, 2012	Year Ended December 31, 2011
(Unaudited)		(Unaudited)		(Unaudited)

$65,322	$245,948	$50,479	$219,151	$23,766	$133,794
1,332,341	374,595	728,645	162,459	1,470,658	353,889
40,525	(762,769)	(338,363)	(14,265)	155,201	(1,007,581)
1,438,188	(142,226)	440,761	367,345	1,649,625	(519,898)

—	—	—	—	—	—
(66,143)	(248,774)	(52,751)	(219,159)	—	(132,455)

—	(269,854)	—	(116,841)	—	(272,255)
(66,143)	(518,628)	(52,751)	(336,000)	—	(404,710)
(11,569,926)	3,646,786	(10,868,367)	673,063	(11,256,617)	3,410,873
(10,197,881)	2,985,932	(10,480,357)	704,408	(9,606,992)	2,486,265

27,641,917	24,655,985	15,544,289	14,839,881	21,618,299	19,132,034
$17,444,036	$27,641,917	$5,063,932	$15,544,289	$12,011,307	$21,618,299

$(3,096)	$(2,275)	$(1,608)	$664	$25,303	$1,537

$—	$—	$—	$—	$—	$—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

2,545,941	7,107,781	1,260,255	2,181,503	2,261,362	4,824,443
63,525	506,384	50,959	331,192	—	396,051
(14,179,392)	(3,967,379)	(12,179,581)	(1,839,632)	(13,517,979)	(1,809,621)
(11,569,926)	3,646,786	(10,868,367)	673,063	(11,256,617)	3,410,873
$(11,569,926)	$3,646,786	$(10,868,367)	$673,063	$(11,256,617)	$3,410,873

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

215,927	605,947	115,222	202,069	187,392	398,784
5,332	44,859	4,656	30,758	—	35,088
(1,176,461)	(343,104)	(1,106,234)	(171,085)	(1,081,013)	(155,795)
(955,202)	307,702	(986,356)	61,742	(893,621)	278,077
(955,202)	307,702	(986,356)	61,742	(893,621)	278,077

Semi-Annual Shareholder Report

Financial Highlights

Money Market Funds

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments		Total from investment operations		Distributions from net investment income		Distributions from net realized gain on investment transactions		Distributions from return of capital	Total distributions
HUNTINGTON TAX FREE MONEY MARKET FUND
Trust Shares
2007	$1.00	0.03		—	(2)	0.03		(0.03)		—		—	(0.03)
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		—	(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2012(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
Class A Shares
2007	$1.00	0.02		—	(2)	0.02		(0.02)		—		—	(0.02)
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		—	(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2012(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
HUNTINGTON MONEY MARKET FUND
Trust Shares
2007	$1.00	0.04		—	(2)	0.04		(0.04)		—		—	(0.04)
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		—	(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2012(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
Class A Shares
2007	$1.00	0.04		—	(2)	0.04		(0.04)		—		—	(0.04)
2008	$1.00	0.01		—	(2)	0.01		(0.01)		—		—	(0.01)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2012(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
InterFund Shares
2007	$1.00	0.05		—	(2)	0.05		(0.05)		—		—	(0.05)
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		—	(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2012(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Amount is less than $0.005.
(3)	Six months ended June 30, 2012 (Unaudited).
(4)	Not Annualized.
(5)	Rounds to less than 0.005%.
(6)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, end of period (000 omitted)

$1.00	2.76%		0.88%		2.69%		0.88%		$48,585
$1.00	1.86%		0.88%		1.75%		0.88%		$144,861
$1.00	0.10%		0.78%		0.12%		0.89%		$76,805
$1.00	0.01%		0.44%		0.01%		0.89%		$66,919
$1.00	0.01%		0.30%		0.01%		0.92%		$73,147
$1.00	—	%(4)(5)	0.24	%(6)	0.01	%(6)	0.92	%(6)	$58,393

$1.00	2.51%		1.15%		2.48%		1.15%		$6,086
$1.00	1.61%		1.13%		1.48%		1.13%		$38,466
$1.00	0.03%		0.87%		0.03%		1.15%		$21,709
$1.00	0.01%		0.45%		0.01%		1.16%		$15,539
$1.00	0.01%		0.30%		0.01%		1.17%		$18,882
$1.00	—	%(4)(5)	0.24	%(6)	0.01	%(6)	1.17	%(6)	$21,382

$1.00	4.37%		0.79%		4.27%		0.79%		$632,776
$1.00	1.59%		0.80%		1.53%		0.80%		$779,158
$1.00	0.01%		0.45%		0.02%		0.87%		$260,720
$1.00	0.01%		0.31%		0.01%		0.88%		$214,981
$1.00	0.01%		0.24%		0.01%		0.84%		$262,067
$1.00	—	%(4)(5)	0.25	%(6)	0.01	%(6)	0.86	%(6)	$216,443

$1.00	4.11%		1.04%		4.02%		1.04%		$528,326
$1.00	1.34%		1.04%		1.48%		1.04%		$299,329
$1.00	0.01%		0.42%		0.01%		1.12%		$135,260
$1.00	0.01%		0.32%		0.01%		1.13%		$134,974
$1.00	0.01%		0.24%		0.01%		1.09%		$97,936
$1.00	—	%(4)(5)	0.25	%(6)	0.01	%(6)	1.11	%(6)	$91,458

$1.00	4.63%		0.54%		4.51%		0.54%		$60,548
$1.00	1.85%		0.55%		1.91%		0.55%		$36,102
$1.00	0.03%		0.37%		0.03%		0.63%		$62,376
$1.00	0.01%		0.31%		0.01%		0.63%		$45,724
$1.00	0.01%		0.24%		0.01%		0.59%		$73,921
$1.00	—	%(4)(5)	0.25	%(6)	0.01	%(6)	0.61	%(6)	$72,455

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Money Market Funds (Continued)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments		Total from investment operations		Distributions from net investment income		Distributions from net realized gain on investment transactions		Distributions from return of capital	Total distributions
HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
Trust Shares
2007	$1.00	0.03		—	(2)	0.03		(0.03)		—		—	(0.03)
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		—	(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2012(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
Class A Shares
2007	$1.00	0.03		—	(2)	0.03		(0.03)		—		—	(0.03)
2008	$1.00	0.02		—	(2)	0.02		(0.02)		—		—	(0.02)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2012(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
HUNTINGTON U.S. TREASURY MONEY MARKET FUND
Trust Shares
2007	$1.00	0.04		—	(2)	0.04		(0.04)		—	(2)	—	(0.04)
2008	$1.00	0.01		—	(2)	0.01		(0.01)		—		—	(0.01)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
2012(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
Class A Shares
2007	$1.00	0.04		—	(2)	0.04		(0.04)		—	(2)	—	(0.04)
2008	$1.00	0.01		—	(2)	0.01		(0.01)		—		—	(0.01)
2009	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2010	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
2011	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—	(2)	—	—	(2)
2012(3)	$1.00	—	(2)	—	(2)	—	(2)	—	(2)	—		—	—	(2)
(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Amount is less than $0.005.
(3)	Six months ended June 30, 2012 (Unaudited).
(4)	Not Annualized.
(5)	Rounds to less than 0.005%.
(6)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, end of period (000 omitted)

$1.00	2.83%		0.82%		2.78%		0.82%		$199,613
$1.00	1.81%		0.83%		1.73%		0.83%		$312,467
$1.00	0.12%		0.78%		0.14%		0.89%		$142,956
$1.00	0.01%		0.42%		0.01%		0.88%		$81,023
$1.00	0.01%		0.28%		0.01%		0.84%		$61,212
$1.00	—	%(4)(5)	0.20	%(6)	0.01	%(6)	0.88	%(6)	$57,308

$1.00	2.57%		1.07%		2.54%		1.07%		$122,147
$1.00	1.56%		1.08%		1.54%		1.08%		$106,617
$1.00	0.02%		0.82%		0.02%		1.14%		$112,048
$1.00	0.01%		0.41%		0.01%		1.12%		$117,109
$1.00	0.01%		0.28%		0.01%		1.09%		$83,858
$1.00	—	%(4)(5)	0.20	%(6)	0.01	%(6)	1.13	%(6)	$77,374

$1.00	4.01%		0.72%		3.89%		0.72%		$757,331
$1.00	0.93%		0.69%		0.93%		0.76%		$583,050
$1.00	0.01%		0.20%		0.01%		0.79%		$261,263
$1.00	0.01%		0.15%		0.01%		0.76%		$312,870
$1.00	0.01%		0.07%		0.01%		0.74%		$251,704
$1.00	—	%(4)	0.07	%(6)	—	%(5)(6)	0.75	%(6)	$233,551

$1.00	3.75%		0.97%		3.61%		0.97%		$103,041
$1.00	0.74%		0.83%		0.67%		0.98%		$126,485
$1.00	0.01%		0.20%		0.01%		1.03%		$54,935
$1.00	0.01%		0.15%		0.01%		1.01%		$74,845
$1.00	0.01%		0.07%		0.01%		0.99%		$83,204
$1.00	—	%(4)	0.07	%(6)	—	%(5)(6)	1.00	%(6)	$85,816

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON DISCIPLINED EQUITY FUND
Trust Shares
2011(4)	$10.00	0.04	(0.19)	(0.15)	(0.04)	—	—	(0.04)
2012(7)	$9.81	0.04	0.12	0.16	—	—	—	—
Class A Shares
2011(4)	$10.00	0.02	(0.19)	(0.17)	(0.04)	—	—	(0.04)
2012(7)	$9.79	0.03	0.12	0.15	—	—	—	—
HUNTINGTON DIVIDEND CAPTURE FUND
Trust Shares
2007	$11.64	0.38	(1.15)	(0.77)	(0.39)	(0.59)	—	(0.98)
2008	$9.89	0.40	(3.18)	(2.78)	(0.39)	(0.12)	(0.03)	(0.54)
2009	$6.57	0.29	1.31	1.60	(0.29)	—	(0.02)	(0.31)
2010	$7.86	0.25	0.83	1.08	(0.25)	—	—	(0.25)
2011	$8.69	0.30	0.22	0.52	(0.30)	—	—	(0.30)
2012(7)	$8.91	0.15	0.37	0.52	(0.14)	—	—	(0.14)
Class A Shares
2007	$11.63	0.35	(1.14)	(0.79)	(0.36)	(0.59)	—	(0.95)
2008	$9.89	0.38	(3.18)	(2.80)	(0.37)	(0.12)	(0.03)	(0.52)
2009	$6.57	0.27	1.31	1.58	(0.27)	—	(0.02)	(0.29)
2010	$7.86	0.23	0.83	1.06	(0.23)	—	—	(0.23)
2011	$8.69	0.28	0.21	0.49	(0.28)	—	—	(0.28)
2012(7)	$8.90	0.13	0.39	0.52	(0.13)	—	—	(0.13)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	Reflects operations for the period from August 1, 2011 (commencement of operations) to December 31, 2011.
(5)	Not Annualized.
(6)	Computed on an annualized basis.
(7)	Six months ended June 30, 2012 (Unaudited).

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(3)

$9.81	(1.50	)%(5)	1.20	%(6)	0.98	%(6)	1.33	%(6)	$65,294	3	%(5)
$9.97	1.63	%(5)	1.20	%(6)	0.92	%(6)	1.22	%(6)	$84,542	4	%(5)

$9.79	(1.73	)%(5)	1.45	%(6)	0.72	%(6)	1.58	%(6)	$5,661	3	%(5)
$9.94	1.53	%(5)	1.45	%(6)	0.66	%(6)	1.47	%(6)	$7,399	4	%(5)

$9.89	(6.91)%		1.30%		3.35%		1.30%		$93,862	87%
$6.57	(29.26)%		1.31%		4.56%		1.31%		$60,162	66%
$7.86	25.24%		1.41%		4.37%		1.41%		$74,593	99%
$8.69	13.99%		1.40%		3.05%		1.40%		$100,622	115%
$8.91	6.03%		1.36%		3.40%		1.36%		$117,798	143%
$9.29	5.87	%(5)	1.33	%(6)	3.20	%(6)	1.33	%(6)	$133,908	49	%(5)

$9.89	(7.14)%		1.55%		3.11%		1.55%		$10,366	87%
$6.57	(29.41)%		1.56%		4.18%		1.56%		$5,094	66%
$7.86	24.93%		1.66%		4.10%		1.66%		$5,473	99%
$8.69	13.72%		1.64%		2.82%		1.64%		$17,784	115%
$8.90	5.65%		1.61%		3.19%		1.61%		$26,843	143%
$9.29	5.87	%(5)	1.58	%(6)	3.00	%(6)	1.58	%(6)	$37,204	49	%(5)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds (Continued)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON GLOBAL SELECT MARKETS FUND
Trust Shares
2009(4)	$10.00	— (5)	— (5)	— (5)	—	—	—	—
2010	$10.00	0.03	1.55	1.58	(0.11)	—	(0.01)	(0.12)
2011	$11.46	0.08	(1.99)	(1.91)	(0.05)	(0.14)	—	(0.19)
2012(8)	$9.36	0.03	(0.05)	(0.02)	—	—	—	—
Class A Shares
2009(4)	$10.00	— (5)	— (5)	— (5)	—	—	—	—
2010	$10.00	0.01	1.53	1.54	(0.09)	—	(0.02)	(0.11)
2011	$11.43	0.04	(1.97)	(1.93)	— (5)	(0.14)	—	(0.14)
2012(8)	$9.36	0.01	(0.05)	(0.04)	—	—	—	—
HUNTINGTON GROWTH FUND
Trust Shares
2007	$37.24	0.12	5.57	5.69	(0.11)	(7.81)	—	(7.92)
2008	$35.01	0.05	(12.12)	(12.07)	(0.04)	(3.19)	—	(3.23)
2009	$19.71	0.01	3.45	3.46	— (5)	—	—	— (5)
2010	$23.17	0.01	2.36	2.37	— (5)	—	—	— (5)
2011	$25.54	0.05	(0.72)	(0.67)	—	(0.09)	—	(0.09)
2012(8)	$24.78	0.08	1.96	2.04	(0.07)	—	—	(0.07)
Class A Shares
2007	$36.66	0.03	5.47	5.50	(0.04)	(7.81)	—	(7.85)
2008	$34.31	(0.03)	(11.83)	(11.86)	— (5)	(3.19)	—	(3.19)
2009	$19.26	(0.04)	3.37	3.33	—	—	—	—
2010	$22.59	(0.03)	2.27	2.24	— (5)	—	—	— (5)
2011	$24.83	(0.01)	(0.70)	(0.71)	—	(0.09)	—	(0.09)
2012(8)	$24.03	0.04	1.91	1.95	(0.04)	—	—	(0.04)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	Reflects operations for the period from December 30, 2009 (commencement of operations) to December 31, 2009.
(5)	Amount is less than $0.005.
(6)	Not Annualized.
(7)	Computed on an annualized basis.
(8)	Six months ended June 30, 2012 (Unaudited).

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(3)

$10.00	—	%(6)	1.83	%(7)	(1.46	)%(7)	1.83	%(7)	$1	—	%(6)
$11.46	15.85%		1.90%		0.40%		2.19%		$41,116	45%
$9.36	(16.67)%		1.79%		0.71%		1.79%		$38,871	110%
$9.34	(0.21	)%(6)	1.90	%(7)	0.60	%(7)	1.90	%(7)	$39,527	49	%(6)

$10.00	—	%(6)	2.19	%(7)	(2.92	)%(7)	2.19	%(7)	$1	—	%(6)
$11.43	15.38%		2.16%		0.20%		2.44%		$860	45%
$9.36	(16.80)%		2.04%		0.48%		2.04%		$541	110%
$9.32	(0.43	)%(6)	2.15	%(7)	0.24	%(7)	2.15	%(7)	$370	49	%(6)

$35.01	15.93%		1.13%		0.32%		1.13%		$227,972	86%
$19.71	(37.76)%		1.15%		0.15%		1.15%		$129,745	83%
$23.17	17.58%		1.20%		0.03%		1.20%		$140,206	120%
$25.54	10.23%		1.23%		0.04%		1.23%		$123,809	292%
$24.78	(2.61)%		1.19%		0.21%		1.19%		$120,019	137%
$26.75	8.24	%(6)	1.18	%(7)	0.57	%(7)	1.18	%(7)	$126,467	43	%(6)

$34.31	15.62%		1.38%		0.07%		1.38%		$9,680	86%
$19.26	(37.92)%		1.40%		(0.11)%		1.40%		$5,436	83%
$22.59	17.29%		1.45%		(0.22)%		1.45%		$6,096	120%
$24.83	9.92%		1.47%		(0.15)%		1.47%		$8,532	292%
$24.03	(2.84)%		1.44%		(0.03)%		1.44%		$7,652	137%
$25.94	8.11	%(6)	1.43	%(7)	0.32	%(7)	1.43	%(7)	$7,918	43	%(6)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds (Continued)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON INCOME EQUITY FUND
Trust Shares
2007	$31.11	0.55	— (4)	0.55	(0.54)	(4.66)	—	(5.20)
2008	$26.46	0.55	(10.54)	(9.99)	(0.54)	(0.11)	(0.03)	(0.68)
2009	$15.79	0.47	2.87	3.34	(0.47)	—	(0.01)	(0.48)
2010	$18.65	0.49	1.62	2.11	(0.48)	—	—	(0.48)
2011	$20.28	0.70	0.69	1.39	(0.72)	—	—	(0.72)
2012(5)	$20.95	0.41	0.84	1.25	(0.39)	—	—	(0.39)
Class A Shares
2007	$31.11	0.46	0.01	0.47	(0.46)	(4.66)	—	(5.12)
2008	$26.46	0.51	(10.54)	(10.03)	(0.49)	(0.11)	(0.03)	(0.63)
2009	$15.80	0.44	2.86	3.30	(0.43)	—	(0.01)	(0.44)
2010	$18.66	0.44	1.62	2.06	(0.43)	—	—	(0.43)
2011	$20.29	0.65	0.68	1.33	(0.67)	—	—	(0.67)
2012(5)	$20.95	0.39	0.84	1.23	(0.37)	—	—	(0.37)
HUNTINGTON INTERNATIONAL EQUITY FUND
Trust Shares
2007	$13.93	0.13	2.20	2.33	(0.15)	(1.10)	—	(1.25)
2008	$15.01	0.17	(6.36)	(6.19)	(0.13)	(0.47)	—	(0.60)
2009	$8.22	0.17	2.52	2.69	(0.10)	(0.02)	—	(0.12)
2010	$10.79	0.13	0.70	0.83	(0.09)	—	—	(0.09)
2011	$11.53	0.15	(1.47)	(1.32)	(0.12)	—	—	(0.12)
2012(5)	$10.09	0.10	0.20	0.30	—	—	—	—
Class A Shares
2007	$13.84	0.08	2.19	2.27	(0.11)	(1.10)	—	(1.21)
2008	$14.90	0.13	(6.29)	(6.16)	(0.11)	(0.47)	—	(0.58)
2009	$8.16	0.13	2.51	2.64	(0.06)	(0.02)	—	(0.08)
2010	$10.72	0.08	0.73	0.81	(0.08)	—	—	(0.08)
2011	$11.45	0.13	(1.47)	(1.34)	(0.09)	—	—	(0.09)
2012(5)	$10.02	0.09	0.20	0.29	—	—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	Amount is less than $0.005.
(5)	Six months ended June 30, 2012 (Unaudited).
(6)	Not Annualized.
(7)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(3)

$26.46	1.90%		1.14%		1.72%		1.14%		$158,501	90%
$15.79	(38.35)%		1.16%		2.60%		1.16%		$89,815	88%
$18.65	21.92%		1.22%		3.05%		1.22%		$104,433	90%
$20.28	11.59%		1.22%		2.59%		1.22%		$101,076	89%
$20.95	6.92%		1.19%		3.36%		1.19%		$114,048	197%
$21.81	6.00	%(6)	1.17	%(7)	3.82	%(7)	1.17	%(7)	$119,429	96	%(6)

$26.46	1.65%		1.39%		1.48%		1.39%		$6,330	90%
$15.80	(38.47)%		1.41%		2.34%		1.41%		$3,214	88%
$18.66	21.60%		1.47%		2.83%		1.47%		$3,271	90%
$20.29	11.31%		1.47%		2.39%		1.47%		$5,935	89%
$20.95	6.60%		1.44%		3.08%		1.44%		$5,464	197%
$21.81	5.87	%(6)	1.42	%(7)	3.57	%(7)	1.42	%(7)	$5,733	96	%(6)

$15.01	17.06%		1.54%		0.92%		1.54%		$324,158	25%
$8.22	(41.73)%		1.57%		1.37%		1.57%		$191,163	21%
$10.79	32.84%		1.59%		1.68%		1.59%		$322,427	26%
$11.53	7.72%		1.59%		1.14%		1.59%		$296,797	41%
$10.09	(11.40)%		1.56%		1.28%		1.56%		$255,832	39%
$10.39	2.97	%(6)	1.58	%(7)	1.99	%(7)	1.58	%(7)	$264,631	10	%(6)

$14.90	16.76%		1.79%		0.71%		1.79%		$11,151	25%
$8.16	(41.88)%		1.82%		1.13%		1.82%		$6,929	21%
$10.72	32.45%		1.84%		1.28%		1.84%		$7,547	26%
$11.45	7.54%		1.84%		0.86%		1.84%		$10,631	41%
$10.02	(11.67)%		1.81%		1.03%		1.81%		$8,192	39%
$10.31	2.89	%(6)	1.83	%(7)	1.73	%(7)	1.83	%(7)	$8,384	10	%(6)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds (Continued)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON MACRO 100 FUND
Trust Shares
2007	$11.84	— (4)	(0.33)	(0.33)	—	(1.46)	—	(1.46)
2008	$10.05	0.09	(3.54)	(3.45)	(0.09)	—	—	(0.09)
2009	$6.51	0.02	1.88	1.90	(0.02)	—	—	(0.02)
2010	$8.39	0.01	1.30	1.31	(0.01)	—	—	(0.01)
2011	$9.69	0.02	(0.17)	(0.15)	(0.03)	—	—	(0.03)
2012(5)	$9.51	0.05	0.49	0.54	—	—	—	—
Class A Shares
2007	$11.76	(0.03)	(0.33)	(0.36)	—	(1.46)	—	(1.46)
2008	$9.94	0.07	(3.49)	(3.42)	(0.07)	—	—	(0.07)
2009	$6.45	— (4)	1.85	1.85	—	—	—	—
2010	$8.30	(0.01)	1.28	1.27	—	—	—	—
2011	$9.57	— (4)	(0.17)	(0.17)	—	—	—	—
2012(5)	$9.40	0.03	0.49	0.52	—	—	—	—
HUNTINGTON MID CORP AMERICA FUND
Trust Shares
2007	$16.43	(0.01)	1.26	1.25	— (4)	(1.37)	—	(1.37)
2008	$16.31	0.02	(5.98)	(5.96)	(0.01)	(0.41)	—	(0.42)
2009	$9.93	0.04	3.20	3.24	(0.04)	—	—	(0.04)
2010	$13.13	0.01	3.00	3.01	(0.01)	(0.50)	—	(0.51)
2011	$15.63	0.01	(0.43)	(0.42)	(0.01)	(1.44)	—	(1.45)
2012(5)	$13.76	0.02	1.07	1.09	—	—	—	—
Class A Shares
2007	$16.18	(0.05)	1.24	1.19	—	(1.37)	—	(1.37)
2008	$16.00	(0.02)	(5.84)	(5.86)	—	(0.41)	—	(0.41)
2009	$9.73	0.01	3.12	3.13	(0.01)	—	—	(0.01)
2010	$12.85	(0.01)	2.91	2.90	—	(0.50)	—	(0.50)
2011	$15.25	(0.03)	(0.41)	(0.44)	—	(1.44)	—	(1.44)
2012(5)	$13.37	— (4)	0.99	0.99	—	—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	Amount is less than $0.005.
(5)	Six months ended June 30, 2012 (Unaudited).
(6)	Not Annualized.
(7)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(3)

$10.05	(3.12)%		1.36%		0.02%		1.36%		$32,284	153%
$6.51	(34.32)%		1.56%		0.88%		1.56%		$13,521	318%
$8.39	29.15%		1.55%		0.28%		1.55%		$28,278	10%
$9.69	15.60%		1.45%		0.13%		1.45%		$43,631	27%
$9.51	(1.56)%		1.46%		0.27%		1.46%		$52,481	89%
$10.05	5.68	%(6)	1.38	%(7)	0.91	%(7)	1.38	%(7)	$54,115	42	%(6)

$9.94	(3.40)%		1.61%		(0.23)%		1.61%		$2,621	153%
$6.45	(34.45)%		1.82%		0.66%		1.82%		$1,001	318%
$8.30	28.68%		1.80%		0.06%		1.80%		$853	10%
$9.57	15.30%		1.69%		(0.09)%		1.69%		$1,816	27%
$9.40	(1.78)%		1.71%		(0.01)%		1.71%		$1,496	89%
$9.92	5.53	%(6)	1.63	%(7)	0.66	%(7)	1.63	%(7)	$1,447	42	%(6)

$16.31	7.79%		1.30%		(0.04)%		1.30%		$149,245	11%
$9.93	(37.51)%		1.31%		0.10%		1.31%		$87,843	18%
$13.13	32.59%		1.36%		0.30%		1.36%		$131,638	12%
$15.63	22.94%		1.36%		0.08%		1.36%		$141,282	19%
$13.76	(2.37)%		1.32%		0.03%		1.32%		$122,124	25%
$14.85	7.92	%(6)	1.34	%(7)	0.31	%(7)	1.34	%(7)	$136,905	18	%(6)

$16.00	7.53%		1.55%		(0.29)%		1.55%		$5,240	11%
$9.73	(37.62)%		1.56%		(0.16)%		1.56%		$2,875	18%
$12.85	32.19%		1.61%		0.04%		1.61%		$3,608	12%
$15.25	22.61%		1.61%		(0.13)%		1.61%		$7,513	19%
$13.37	(2.56)%		1.57%		(0.23)%		1.57%		$6,610	25%
$14.36	7.40	%(6)	1.59	%(7)	0.08	%(7)	1.59	%(7)	$9,559	18	%(6)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds (Continued)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON REAL STRATEGIES FUND
Trust Shares
2007(4)	$10.00	0.11		0.92	1.03	(0.11)	(0.13)	—	(0.24)
2008	$10.79	0.05	(7)	(5.86)	(5.81)	(0.05)	—	(0.03)	(0.08)
2009	$4.90	0.04		1.54	1.58	(0.06)	—	—	(0.06)
2010	$6.42	0.02		1.59	1.61	(0.04)	—	—	(0.04)
2011	$7.99	0.05		(0.82)	(0.77)	(0.07)	—	—	(0.07)
2012(8)	$7.15	0.06		(0.04)	0.02	—	—	—	—
Class A Shares
2007(4)	$10.00	0.09		0.92	1.01	(0.10)	(0.13)	—	(0.23)
2008	$10.78	0.03	(7)	(5.85)	(5.82)	(0.02)	—	(0.02)	(0.04)
2009	$4.92	0.03		1.54	1.57	(0.06)	—	—	(0.06)
2010	$6.43	0.01		1.59	1.60	(0.03)	—	—	(0.03)
2011	$8.00	0.03		(0.82)	(0.79)	(0.05)	—	—	(0.05)
2012(8)	$7.16	0.04		(0.03)	0.01	—	—	—	—
HUNTINGTON ROTATING MARKETS FUND
Trust Shares
2007	$13.31	0.14		1.00	1.14	(0.14)	(0.68)	—	(0.82)
2008	$13.63	0.10		(5.71)	(5.61)	(0.10)	(0.19)	—	(0.29)
2009	$7.73	0.10		2.50	2.60	(0.10)	—	—	(0.10)
2010	$10.23	0.03		0.59	0.62	— (9)	—	—	— (9)
2011	$10.85	0.17		0.54	0.71	(0.03)	—	—	(0.03)
2012(8)	$11.53	0.04		0.48	0.52	—	—	—	—
Class A Shares
2007	$13.23	0.10		0.99	1.09	(0.10)	(0.68)	—	(0.78)
2008	$13.54	0.07		(5.66)	(5.59)	(0.07)	(0.19)	—	(0.26)
2009	$7.69	0.08		2.48	2.56	(0.07)	—	—	(0.07)
2010	$10.18	0.01		0.59	0.60	— (9)	—	—	— (9)
2011	$10.78	0.14		0.53	0.67	— (9)	—	—	— (9)
2012(8)	$11.45	0.02		0.48	0.50	—	—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	Reflects operations for the period from May 1, 2007 (commencement of operations) to December 31, 2007.
(5)	Not Annualized.
(6)	Computed on an annualized basis.
(7)	Per share net investment income (loss) has been calculated using the average shares method.
(8)	Six months ended June 30, 2012 (Unaudited).
(9)	Amount is less than $0.005.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(3)

$10.79	10.41	%(5)	1.49	%(6)	2.54	%(6)	1.61	%(6)	$44,523	39	%(5)
$4.90	(53.87)%		1.38%		0.65%		1.38%		$35,110	72%
$6.42	32.33%		1.38%		0.82%		1.38%		$72,641	36%
$7.99	25.09%		1.35%		0.27%		1.35%		$90,813	22%
$7.15	(9.64)%		1.35%		0.66%		1.35%		$92,475	60%
$7.17	0.28	%(5)	1.34	%(6)	1.53	%(6)	1.34	%(6)	$91,698	16	%(5)

$10.78	10.22	%(5)	1.70	%(6)	2.30	%(6)	1.83	%(6)	$706	39	%(5)
$4.92	(53.95)%		1.63%		0.39%		1.63%		$514	72%
$6.43	31.82%		1.63%		0.64%		1.63%		$1,114	36%
$8.00	24.85%		1.60%		0.03%		1.60%		$2,052	22%
$7.16	(9.88)%		1.60%		0.39%		1.60%		$2,004	60%
$7.17	0.14	%(5)	1.59	%(6)	1.27	%(6)	1.59	%(6)	$1,852	16	%(5)

$13.63	8.67%		1.08%		1.08%		1.08%		$53,375	54%
$7.73	(41.68)%		1.18%		0.85%		1.18%		$28,390	218%
$10.23	33.64%		1.19%		1.16%		1.19%		$41,786	230%
$10.85	6.07%		1.19%		0.27%		1.19%		$36,729	250%
$11.53	6.57%		1.21%		1.39%		1.21%		$35,046	2%
$12.05	4.51	%(5)	1.16	%(6)	0.66	%(6)	1.16	%(6)	$37,147	102	%(5)

$13.54	8.43%		1.33%		0.69%		1.33%		$3,982	54%
$7.69	(41.81)%		1.43%		0.59%		1.43%		$2,000	218%
$10.18	33.32%		1.44%		0.85%		1.44%		$1,937	230%
$10.78	5.90%		1.43%		0.09%		1.43%		$2,600	250%
$11.45	6.26%		1.46%		1.13%		1.46%		$2,371	2%
$11.95	4.37	%(5)	1.41	%(6)	0.42	%(6)	1.41	%(6)	$2,478	102	%(5)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Equity Funds (Continued)

	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income		Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON SITUS FUND
Trust Shares
2007	$20.14	0.02		1.94	1.96	—		(2.10)	—	(2.10)
2008	$20.00	0.01		(7.83)	(7.82)	—		(0.47)	—	(0.47)
2009	$11.71	0.03		4.27	4.30	(0.01)		(0.03)	(0.02)	(0.06)
2010	$15.95	(0.03)		4.29	4.26	—		—	—	—
2011	$20.21	(0.05)		(0.63)	(0.68)	—		—	—	—
2012(4)	$19.53	0.05		1.54	1.59	—		—	—	—
Class A Shares
2007	$19.92	(0.03)		1.91	1.88	—		(2.10)	—	(2.10)
2008	$19.70	(0.03)		(7.71)	(7.74)	—		(0.47)	—	(0.47)
2009	$11.49	(0.01)		4.19	4.18	—	(7)	(0.03)	— (7)	(0.03)
2010	$15.64	(0.06)		4.20	4.14	—		—	—	—
2011	$19.78	(0.10)		(0.62)	(0.72)	—		—	—	—
2012(4)	$19.06	0.02		1.51	1.53	—		—	—	—
HUNTINGTON TECHNICAL OPPORTUNITIES FUND
Trust Shares
2008(8)	$10.00	(0.06	)(9)	(3.31)	(3.37)	—		—	(0.03)	(0.03)
2009	$6.60	0.05		1.07	1.12	(0.05)		—	—	(0.05)
2010	$7.67	(0.04)		0.63	0.59	—	(7)	—	—	— (7)
2011	$8.26	(0.04)		(0.99)	(1.03)	—		—	—	—
2012(4)	$7.23	(0.02)		(0.46)	(0.48)	—		—	—	—
Class A Shares
2008(8)	$10.00	(0.08	)(9)	(3.30)	(3.38)	—		—	(0.03)	(0.03)
2009	$6.59	0.03		1.06	1.09	(0.03)		—	—	(0.03)
2010	$7.65	(0.05)		0.62	0.57	—	(7)	—	—	— (7)
2011	$8.22	(0.05)		(1.00)	(1.05)	—		—	—	—
2012(4)	$7.17	(0.01)		(0.47)	(0.48)	—		—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	Six months ended June 30, 2012 (Unaudited).
(5)	Not Annualized.
(6)	Computed on an annualized basis.
(7)	Amount is less than $0.005.
(8)	Reflects operations for the period from May 1, 2008 (commencement of operations) to December 31, 2008.
(9)	Per share net investment income (loss) has been calculated using the average shares method.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(3)

$20.00	9.95%		1.32%		0.09%		1.32%		$108,350	22%
$11.71	(39.25)%		1.34%		0.06%		1.34%		$77,947	19%
$15.95	36.86%		1.38%		0.25%		1.38%		$141,342	25%
$20.21	26.71%		1.36%		(0.16)%		1.36%		$183,311	32%
$19.53	(3.36)%		1.32%		(0.25)%		1.32%		$166,134	18%
$21.12	8.14	%(5)	1.34	%(6)	0.47	%(6)	1.34	%(6)	$172,258	3	%(5)

$19.70	9.66%		1.57%		(0.15)%		1.57%		$15,658	22%
$11.49	(39.44)%		1.59%		(0.21)%		1.59%		$12,121	19%
$15.64	36.52%		1.63%		(0.01)%		1.63%		$16,747	25%
$19.78	26.47%		1.61%		(0.38)%		1.61%		$23,990	32%
$19.06	(3.64)%		1.57%		(0.50)%		1.57%		$22,409	18%
$20.59	8.03	%(5)	1.59	%(6)	0.23	%(6)	1.59	%(6)	$24,997	3	%(5)

$6.60	(33.68	)%(5)	2.58	%(6)	(1.04	)%(6)	2.58	%(6)	$6,148	152	%(5)
$7.67	16.91%		1.94%		0.68%		1.94%		$9,644	374%
$8.26	7.72%		1.75%		(0.49)%		1.75%		$10,574	436%
$7.23	(12.47)%		1.92%		(0.50)%		2.05%		$8,980	241%
$6.75	(6.64	)%(5)	1.96	%(6)	(0.64	)%(6)	1.96	%(6)	$8,186	158	%(5)

$6.59	(33.81	)%(5)	3.13	%(6)	(1.49	)%(6)	3.13	%(6)	$67	152	%(5)
$7.65	16.52%		2.20%		0.41%		2.20%		$61	374%
$8.22	7.48%		1.98%		(0.69)%		1.98%		$106	436%
$7.17	(12.77)%		2.18%		(0.67)%		2.30%		$191	241%
$6.69	(6.69	)%(5)	2.21	%(6)	(0.69	)%(6)	2.21	%(6)	$324	158	%(5)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Income Funds

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON FIXED INCOME SECURITIES FUND
Trust Shares
2007	$20.76	0.87	0.39	1.26	(0.87)	— (4)	—	(0.87)
2008	$21.15	0.85	0.24	1.09	(0.85)	(0.05)	—	(0.90)
2009	$21.34	0.78	0.34	1.12	(0.78)	(0.06)	—	(0.84)
2010	$21.62	0.67	0.57	1.24	(0.67)	(0.03)	—	(0.70)
2011	$22.16	0.60	0.76	1.36	(0.60)	(0.33)	—	(0.93)
2012(5)	$22.59	0.29	0.20	0.49	(0.29)	—	—	(0.29)
Class A Shares
2007	$20.76	0.82	0.39	1.21	(0.82)	— (4)	—	(0.82)
2008	$21.15	0.80	0.24	1.04	(0.80)	(0.05)	—	(0.85)
2009	$21.34	0.73	0.34	1.07	(0.73)	(0.06)	—	(0.79)
2010	$21.62	0.61	0.57	1.18	(0.61)	(0.03)	—	(0.64)
2011	$22.16	0.55	0.76	1.31	(0.55)	(0.33)	—	(0.88)
2012(5)	$22.59	0.26	0.19	0.45	(0.26)	—	—	(0.26)
HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
Trust Shares
2007	$10.24	0.41	0.25	0.66	(0.41)	—	—	(0.41)
2008	$10.49	0.41	0.40	0.81	(0.41)	—	—	(0.41)
2009	$10.89	0.35	(0.15)	0.20	(0.35)	—	—	(0.35)
2010	$10.74	0.31	0.19	0.50	(0.31)	(0.03)	—	(0.34)
2011	$10.90	0.26	0.28	0.54	(0.27)	(0.02)	—	(0.29)
2012(5)	$11.15	0.12	— (4)	0.12	(0.12)	—	—	(0.12)
Class A Shares
2007	$10.24	0.38	0.25	0.63	(0.38)	—	—	(0.38)
2008	$10.49	0.38	0.40	0.78	(0.38)	—	—	(0.38)
2009	$10.89	0.32	(0.15)	0.17	(0.32)	—	—	(0.32)
2010	$10.74	0.28	0.19	0.47	(0.28)	(0.03)	—	(0.31)
2011	$10.90	0.24	0.26	0.50	(0.24)	(0.02)	—	(0.26)
2012(5)	$11.14	0.10	0.01	0.11	(0.10)	—	—	(0.10)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	Amount is less than $0.005.
(5)	Six months ended June 30, 2012 (Unaudited).
(6)	Not Annualized.
(7)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(3)

$21.15	6.23%		1.04%		4.18%		1.04%		$183,283	42%
$21.34	5.32%		1.06%		4.05%		1.06%		$183,011	31%
$21.62	5.36%		1.08%		3.62%		1.08%		$229,570	30%
$22.16	5.75%		1.06%		2.99%		1.06%		$283,953	19%
$22.59	6.26%		1.04%		2.70%		1.04%		$291,200	35%
$22.79	2.18	%(6)	1.04	%(7)	2.56	%(7)	1.04	%(7)	$304,891	8	%(6)

$21.15	5.96%		1.29%		3.92%		1.29%		$2,589	42%
$21.34	5.06%		1.31%		3.80%		1.31%		$2,525	31%
$21.62	5.10%		1.33%		3.36%		1.33%		$3,420	30%
$22.16	5.50%		1.30%		2.68%		1.30%		$8,413	19%
$22.59	6.01%		1.29%		2.45%		1.29%		$8,123	35%
$22.78	2.01	%(6)	1.29	%(7)	2.32	%(7)	1.29	%(7)	$8,287	8	%(6)

$10.49	6.58%		1.08%		3.96%		1.08%		$115,155	30%
$10.89	7.88%		1.07%		3.84%		1.07%		$115,159	27%
$10.74	1.86%		1.10%		3.21%		1.10%		$110,761	26%
$10.90	4.64%		1.10%		2.80%		1.10%		$115,470	6%
$11.15	5.05%		1.08%		2.38%		1.08%		$134,149	21%
$11.15	1.06	%(6)	1.07	%(7)	2.12	%(7)	1.07	%(7)	$137,690	11	%(6)

$10.49	6.32%		1.33%		3.71%		1.33%		$1,588	30%
$10.89	7.62%		1.32%		3.60%		1.32%		$1,438	27%
$10.74	1.60%		1.35%		2.93%		1.35%		$2,215	26%
$10.90	4.38%		1.34%		2.50%		1.34%		$4,675	6%
$11.14	4.69%		1.33%		2.13%		1.33%		$4,832	21%
$11.15	1.02	%(6)	1.32	%(7)	1.87	%(7)	1.32	%(7)	$5,292	11	%(6)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Income Funds (Continued)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON MORTGAGE SECURITIES FUND
Trust Shares
2007	$9.01	0.34	(0.04)	0.30	(0.36)	(0.03)	—	(0.39)
2008	$8.92	0.34	(0.12)	0.22	(0.34)	(0.01)	—	(0.35)
2009	$8.79	0.29	0.15	0.44	(0.31)	—	—	(0.31)
2010	$8.92	0.27	0.19	0.46	(0.28)	—	—	(0.28)
2011	$9.10	0.24	0.21	0.45	(0.29)	—	—	(0.29)
2012(4)	$9.26	0.13	0.11	0.24	(0.13)	—	—	(0.13)
Class A Shares
2007	$9.06	0.29	(0.02)	0.27	(0.33)	(0.03)	—	(0.36)
2008	$8.97	0.32	(0.13)	0.19	(0.31)	(0.01)	—	(0.32)
2009	$8.84	0.27	0.15	0.42	(0.29)	—	—	(0.29)
2010	$8.97	0.23	0.22	0.45	(0.26)	—	—	(0.26)
2011	$9.16	0.21	0.22	0.43	(0.27)	—	—	(0.27)
2012(4)	$9.32	0.12	0.10	0.22	(0.11)	—	—	(0.11)
HUNTINGTON OHIO TAX-FREE FUND
Trust Shares
2007	$20.86	0.55	0.10	0.65	(0.55)	(0.01)	—	(0.56)
2008	$20.95	0.57	(0.17)	0.40	(0.57)	(0.03)	—	(0.60)
2009	$20.75	0.59	0.45	1.04	(0.59)	—	—	(0.59)
2010	$21.20	0.50	(0.11)	0.39	(0.50)	(0.07)	—	(0.57)
2011	$21.02	0.46	1.08	1.54	(0.46)	(0.16)	—	(0.62)
2012(4)	$21.94	0.22	0.12	0.34	(0.22)	—	—	(0.22)
Class A Shares
2007	$20.84	0.50	0.10	0.60	(0.50)	(0.01)	—	(0.51)
2008	$20.93	0.51	(0.16)	0.35	(0.51)	(0.03)	—	(0.54)
2009	$20.74	0.54	0.44	0.98	(0.54)	—	—	(0.54)
2010	$21.18	0.45	(0.11)	0.34	(0.45)	(0.07)	—	(0.52)
2011	$21.00	0.40	1.09	1.49	(0.40)	(0.16)	—	(0.56)
2012(4)	$21.93	0.19	0.12	0.31	(0.19)	—	—	(0.19)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	Six months ended June 30, 2012 (Unaudited).
(5)	Not Annualized.
(6)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(3)

$8.92	3.33%		1.09%		3.72%		1.09%		$83,728	17%
$8.79	2.45%		1.10%		3.82%		1.10%		$82,729	13%
$8.92	5.17%		1.11%		3.32%		1.11%		$100,114	24%
$9.10	5.21%		1.11%		2.87%		1.11%		$96,832	6%
$9.26	5.01%		1.11%		2.57%		1.11%		$104,098	22%
$9.37	2.55	%(5)	1.09	%(6)	2.75	%(6)	1.09	%(6)	$110,417	13	%(5)

$8.97	3.03%		1.32%		3.45%		1.32%		$3,190	17%
$8.84	2.16%		1.35%		3.55%		1.35%		$3,022	13%
$8.97	4.85%		1.36%		3.07%		1.36%		$2,629	24%
$9.16	5.03%		1.35%		2.62%		1.35%		$3,910	6%
$9.32	4.71%		1.36%		2.29%		1.36%		$4,434	22%
$9.43	2.41	%(5)	1.34	%(6)	2.50	%(6)	1.34	%(6)	$4,574	13	%(5)

$20.95	3.18%		1.18%		2.67%		1.18%		$34,098	15%
$20.75	1.95%		1.22%		2.73%		1.22%		$32,946	19%
$21.20	5.05%		1.20%		2.80%		1.20%		$42,568	21%
$21.02	1.85%		1.20%		2.36%		1.20%		$48,741	18%
$21.94	7.37%		1.22%		2.13%		1.22%		$50,628	28%
$22.06	1.55	%(5)	1.17	%(6)	1.99	%(6)	1.17	%(6)	$55,189	18	%(5)

$20.93	2.93%		1.43%		2.42%		1.43%		$1,706	15%
$20.74	1.74%		1.47%		2.49%		1.47%		$1,422	19%
$21.18	4.74%		1.45%		2.54%		1.45%		$1,745	21%
$21.00	1.60%		1.45%		2.09%		1.45%		$3,192	18%
$21.93	7.16%		1.47%		1.88%		1.47%		$3,141	28%
$22.05	1.42	%(5)	1.42	%(6)	1.74	%(6)	1.42	%(6)	$3,070	18	%(5)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Income Funds (Continued)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
Trust Shares
2007	$19.25	0.70	0.21	0.91	(0.70)	—	—	(0.70)
2008	$19.46	0.67	(0.59)	0.08	(0.67)	—	—	(0.67)
2009	$18.87	0.53	0.91	1.44	(0.53)	—	—	(0.53)
2010	$19.78	0.40	0.19	0.59	(0.40)	—	—	(0.40)
2011	$19.97	0.27	0.12	0.39	(0.27)	—	—	(0.27)
2012(4)	$20.09	0.13	0.07	0.20	(0.13)	—	—	(0.13)
Class A Shares
2007	$19.26	0.65	0.20	0.85	(0.65)	—	—	(0.65)
2008	$19.46	0.63	(0.59)	0.04	(0.63)	—	—	(0.63)
2009	$18.87	0.48	0.91	1.39	(0.48)	—	—	(0.48)
2010	$19.78	0.35	0.20	0.55	(0.35)	—	—	(0.35)
2011	$19.98	0.22	0.12	0.34	(0.22)	—	—	(0.22)
2012(4)	$20.10	0.10	0.07	0.17	(0.10)	—	—	(0.10)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	Six months ended June 30, 2012 (Unaudited).
(5)	Not Annualized.
(6)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(3)

$19.46	4.79%		1.06%		3.60%		1.06%		$82,730	29%
$18.87	0.43%		1.08%		3.51%		1.08%		$79,130	51%
$19.78	7.70%		1.09%		2.67%		1.09%		$149,384	50%
$19.97	2.99%		1.06%		1.97%		1.06%		$196,479	24%
$20.09	1.98%		1.05%		1.35%		1.05%		$215,735	31%
$20.16	0.98	%(5)	1.05	%(6)	1.25	%(6)	1.05	%(6)	$218,321	9	%(5)

$19.46	4.48%		1.31%		3.35%		1.31%		$485	29%
$18.87	0.18%		1.33%		3.26%		1.33%		$555	51%
$19.78	7.43%		1.33%		2.38%		1.33%		$1,076	50%
$19.98	2.78%		1.30%		1.60%		1.30%		$7,639	24%
$20.10	1.72%		1.30%		1.10%		1.30%		$9,207	31%
$20.17	0.86	%(5)	1.30	%(6)	1.00	%(6)	1.30	%(6)	$11,708	9	%(5)

Semi-Annual Shareholder Report

Financial Highlights (Continued)

Asset Allocation Funds

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investment transactions	Distributions from return of capital	Total distributions
HUNTINGTON BALANCED ALLOCATION FUND
2009(4)	$10.00	0.05	0.75	0.80	(0.06)	— (5)	—	(0.06)
2010	$10.74	0.09	0.88	0.97	(0.09)	(0.05)	—	(0.14)
2011	$11.57	0.10	(0.13)	(0.03)	(0.10)	(0.11)	—	(0.21)
2012(8)	$11.33	0.03	0.43	0.46	(0.03)	—	—	(0.03)
HUNTINGTON CONSERVATIVE ALLOCATION FUND
2009(4)	$10.00	0.08	0.34	0.42	(0.09)	(0.01)	—	(0.10)
2010	$10.32	0.17	0.41	0.58	(0.16)	(0.05)	—	(0.21)
2011	$10.69	0.15	0.11	0.26	(0.15)	(0.08)	—	(0.23)
2012(8)	$10.72	0.07	0.21	0.28	(0.07)	—	—	(0.07)
HUNTINGTON GROWTH ALLOCATION FUND
2009(4)	$10.00	0.04	0.88	0.92	(0.05)	— (5)	—	(0.05)
2010	$10.87	0.06	1.09	1.15	(0.06)	(0.08)	—	(0.14)
2011	$11.88	0.07	(0.28)	(0.21)	(0.07)	(0.15)	—	(0.22)
2012(8)	$11.45	0.02	0.60	0.62	—	—	—	—
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Does not include the effect of expenses of underlying funds.
(3)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(4)	Reflects operations for the period from July 31, 2009 (commencement of operations) to December 31, 2009.
(5)	Amount is less than $0.005.
(6)	Not Annualized.
(7)	Computed on an annualized basis.
(8)	Six months ended June 30, 2012 (Unaudited).

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets(2)		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)(3)		Net Assets, end of period (000 omitted)	Portfolio turnover rate

$10.74	8.03	%(6)	0.62	%(7)	1.30	%(7)	0.85	%(7)	$13,336	42	%(6)
$11.57	9.14%		0.59%		0.94%		0.74%		$24,656	26%
$11.33	(0.18)%		0.67%		0.90%		0.80%		$27,642	23%
$11.76	4.19	%(6)	0.67	%(7)	0.57	%(7)	0.83	%(7)	$17,444	50	%(6)

$10.32	4.13	%(6)	0.72	%(7)	1.91	%(7)	0.86	%(7)	$11,248	32	%(6)
$10.69	5.70%		0.70%		1.60%		0.79%		$14,840	22%
$10.72	2.50%		0.73%		1.43%		0.83%		$15,544	15%
$10.93	2.64	%(6)	0.81	%(7)	0.98	%(7)	0.89	%(7)	$5,064	18	%(6)

$10.87	9.21	%(6)	0.52	%(7)	1.03	%(7)	0.85	%(7)	$12,923	52	%(6)
$11.88	10.69%		0.51%		0.61%		0.77%		$19,132	29%
$11.45	(1.75)%		0.64%		0.63%		0.84%		$21,618	23%
$12.07	5.41	%(6)	0.63	%(7)	0.28	%(7)	0.88	%(7)	$12,011	26	%(6)

Semi-Annual Shareholder Report

Notes to Financial Statements

June 30, 2012 (Unaudited)

(1)	Organization

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At June 30, 2012, the Trust operated 36 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. This report contains financial statements and financial highlights of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Trust & A
Huntington Money Market Fund (“Money Market Fund”)	Trust, A & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Trust & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Trust & A
Huntington Disciplined Equity Fund (“Disciplined Equity Fund”)**	Trust & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Trust & A
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Trust & A
Huntington Growth Fund (“Growth Fund”)	Trust & A
Huntington Income Equity Fund (“Income Equity Fund”)	Trust & A
Huntington International Equity Fund (“International Equity Fund”)	Trust & A
Huntington Macro 100 Fund (“Macro 100 Fund”)	Trust & A
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Trust & A
Huntington Real Strategies Fund (“Real Strategies Fund”)	Trust & A
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Trust & A
Huntington Situs Fund (“Situs Fund”)	Trust & A
Huntington Technical Opportunities Fund (“Technical Opportunities Fund”)	Trust & A
Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”)	Trust & A
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Trust & A
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Trust & A

Funds	Investment Share Classes Offered*
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Trust & A
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”)	Trust & A
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A
Huntington Conservative Allocation Fund (“Conservative Allocation Fund”)	A
Huntington Growth Allocation Fund (“Growth Allocation Fund”)	A

*	Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price except for the Fixed Income Securities Fund, Intermediate Government Income Fund, Mortgage Securities Fund and Ohio Tax-Free Fund which are 3.75%, and the Short/Intermediate Fixed Income Securities Fund which is 1.50%. The Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and the U.S. Treasury Money Market Fund (collectively the “Money Market Funds”) do not have sales charges on original purchases. Effective May 1, 2010, the Institutional Shares were renamed Trust Shares. Effective June 29, 2010, Class B shares were converted to Class A shares.
**	Disciplined Equity Fund commenced operations on August 1, 2011.

The Disciplined Equity Fund was originally organized as a Common Trust Fund. Effective as of the close of business on July 29, 2011, the Common Trust Fund was reorganized into a series of the Trust through a tax-free exchange of 4,859,563 shares of the Disciplined Equity Fund (valued at $10.00 per share) in exchange for the net assets of the Common Trust Fund. At the time of the exchange, the Common Trust Fund had net assets of $48,595,633 including net unrealized appreciation of $4,573,904.

On May 18, 2012 the Huntington Mid Corp America Fund (“Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the Huntington New Economy Fund (“Acquired Fund”) pursuant to an agreement and plan of reorganization approved by the Board of Trustees on January 17, 2012. The reorganization provides shareholders of the Acquired Fund access to a larger and more diversified portfolio with a similar investment strategy and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Semi-Annual Shareholder Report

The acquisition was accomplished by a tax-free exchange of 964,397 Institutional Class shares of the Acquiring Fund (valued at $13,560,775) for 1,364,414 Institutional Class shares of the Acquired Fund, 218,019 Class A shares of the Acquiring Fund (valued at $2,975,148) for 308,667 Class A shares of the Acquired Fund, each outstanding on May 18, 2012. The investment portfolio of the Acquired Fund, with a fair value of $16,514,542 and identified cost of $18,597,144 was the principal asset acquired by the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the identified cost of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Acquiring Fund immediately before the acquisition were $123,890,843. The aggregate net assets of the Acquired Fund at that date of $16,535,923, including $(2,082,602) of unrealized depreciation, were combined with those of the Acquiring Fund, resulting in combined aggregate net assets of $140,426,766.

Assuming the acquisition had been completed on January 1, 2012, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the six months ended June 30, 2012, are as follows:

Net Investment Income*	$156,607
Net Realized and Unrealized Gain on Investments	$10,501,454
Net Increase in Net Assets Resulting From Operations	$12,447,653

*	Net Investment Income includes $17,000 of pro forma additional merger expenses.

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s accompanying Statement of Operations since May 18, 2012.

Under the Trust’s organizational documents, its officers and Board of Trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using methods such as, discounted cash flow models, various real estate debt spreads and other market indicators, which the Trustees deem indicative of the estimated fair value of the real estate investments.

Semi-Annual Shareholder Report

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2012, based on the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Tax-Free Money Market Fund
Investment Securities:
Municipal Bonds	$—	$73,256,510	$—	$73,256,510
Cash Equivalents	6,434,298	—	—	6,434,298

Total Investment Securities	6,434,298	73,256,510	—	79,690,808

Money Market Fund
Investment Securities:
Commercial Papers	—	94,969,805	—	94,969,805
U.S. Government Agencies
Federal Farm Credit Bank	—	57,502,817	—	57,502,817
Federal Home Loan Bank	—	14,999,929	—	14,999,929
Cash Equivalents	60,000,000	—	—	60,000,000
Municipal Bonds	—	59,800,000	—	59,800,000
Yankee Certificates of Deposit	—	40,001,111	—	40,001,111
Corporate Bonds
Financials	—	28,698,896	—	28,698,896
Industrials	—	5,005,150	—	5,005,150
Repurchase Agreements	—	19,192,500	—	19,192,500

Total Investment Securities	60,000,000	320,170,208	—	380,170,208

Ohio Municipal Money Market Fund
Investment Securities:
Municipal Bonds	—	131,442,293	—	131,442,293
Cash Equivalents	3,162,882	—	—	3,162,882

Total Investment Securities	3,162,882	131,442,293	—	134,605,175

U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	209,162,253	—	209,162,253
Repurchase Agreements	—	110,222,500	—	110,222,500

Total Investment Securities	—	319,384,753	—	319,384,753

Disciplined Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	7,294,670	—	—	7,294,670
Consumer Staples	11,132,226	—	—	11,132,226
Energy	10,633,289	—	—	10,633,289
Financials	9,772,019	—	—	9,772,019
Health Care	9,433,599	—	—	9,433,599
Industrials	8,114,052	—	—	8,114,052
Information Technology	19,825,452	—	—	19,825,452
Materials	1,738,851	—	—	1,738,851
Real Estate Investment Trusts	311,320	—	—	311,320
Telecommunication Services	3,437,140	—	—	3,437,140
Utilities	748,850	—	—	748,850
Exchange-Traded Funds	371,861	—	—	371,861
Options Purchased	1,421,500	—	—	1,421,500
Cash Equivalents	8,367,177	—	—	8,367,177

Total Investment Securities	92,602,006	—	—	92,602,006

Other Financial Instruments:*
Written Options	(877,192)	—	—	(877,192)

Total Investments	91,724,814	—	—	91,724,814

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Dividend Capture Fund
Investment Securities:
Common Stocks
Consumer Discretionary	$10,212,200	$—	$—	$10,212,200
Consumer Staples	9,044,922	—	—	9,044,922
Energy	20,491,040	—	—	20,491,040
Financials	29,695,637	—	—	29,695,637
Health Care	8,546,247	—	—	8,546,247
Industrials	11,233,150	—	—	11,233,150
Information Technology	10,804,287	—	—	10,804,287
Materials	3,426,793	—	—	3,426,793
Real Estate Investment Trusts	13,743,675	—	—	13,743,675
Telecommunication Services	5,206,710	—	—	5,206,710
Utilities	6,123,575	—	—	6,123,575
Preferred Stocks
Financials	19,310,640	1,174,500	—	20,485,140
Real Estate Investment Trusts	4,857,750	—	—	4,857,750
Telecommunication Services	1,322,500	—	—	1,322,500
Utilities	6,764,900	—	—	6,764,900
Exchange-Traded Funds	5,817,800	—	—	5,817,800
Cash Equivalents	2,137,897	—	—	2,137,897
Short-Term Securities Held as Collateral for Securities Lending	9,846,942	—	—	9,846,942

Total Investment Securities	178,586,665	1,174,500	—	179,761,165

Global Select Markets Fund
Investment Securities:
Common Stocks
Consumer Discretionary	5,049,222	—	—	5,049,222
Consumer Staples	1,736,685	—	—	1,736,685
Energy	3,240,507	—	—	3,240,507
Financials	7,179,120	—	—	7,179,120
Health Care	1,620,598	—	—	1,620,598
Industrials	1,439,019	—	—	1,439,019
Information Technology	3,587,212	—	—	3,587,212
Materials	7,120,156	—	—	7,120,156
Telecommunication Services	1,527,670	—	—	1,527,670
Utilities	808,796	—	—	808,796
Exchange-Traded Funds	3,232,620	—	—	3,232,620
Foreign Government Bonds	—	1,224,634	—	1,224,634
Corporate Bonds
Financials	—	1,017,945	—	1,017,945
Cash Equivalents	1,490,801	—	—	1,490,801
Short-Term Securities Held as Collateral for Securities Lending	4,737,640	—	—	4,737,640

Total Investment Securities	42,770,046	2,242,579	—	45,012,625

Growth Fund
Investment Securities:
Common Stocks
Consumer Discretionary	11,741,994	—	—	11,741,994
Consumer Staples	17,795,206	—	—	17,795,206
Energy	14,917,703	—	—	14,917,703
Financials	4,666,928	—	—	4,666,928
Health Care	18,471,039	—	—	18,471,039
Industrials	10,063,626	—	—	10,063,626
Information Technology	45,192,471	—	—	45,192,471
Materials	4,512,065	—	—	4,512,065
Real Estate Investment Trusts	2,061,917	—	—	2,061,917
Telecommunication Services	795,032	—	—	795,032
Utilities	701,887	—	—	701,887
Cash Equivalents	1,184,775	—	—	1,184,775
Short-Term Securities Held as Collateral for Securities Lending	2,958,877	—	—	2,958,877

Total Investment Securities	135,063,520	—	—	135,063,520

Semi-Annual Shareholder Report

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Income Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	$12,394,435	$—	$—	$12,394,435
Consumer Staples	9,849,188	—	—	9,849,188
Energy	14,823,413	—	—	14,823,413
Financials	20,131,215	—	—	20,131,215
Health Care	9,473,557	—	—	9,473,557
Industrials	12,516,962	—	—	12,516,962
Information Technology	15,420,929	—	—	15,420,929
Materials	3,793,530	—	—	3,793,530
Real Estate Investment Trusts	12,734,952	—	—	12,734,952
Telecommunication Services	5,750,676	—	—	5,750,676
Utilities	6,716,511	—	—	6,716,511
Cash Equivalents	1,206,530	—	—	1,206,530
Short-Term Securities Held as Collateral for Securities Lending	10,238,010	—	—	10,238,010

Total Investment Securities	135,049,908	—	—	135,049,908

International Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	26,583,097	—	—	26,583,097
Consumer Staples	28,231,154	—	—	28,231,154
Energy	27,257,488	—	—	27,257,488
Financials	33,595,159	—	—	33,595,159
Health Care	20,296,712	—	—	20,296,712
Industrials	38,282,362	—	—	38,282,362
Information Technology	20,612,446	—	—	20,612,446
Materials	19,092,476	—	—	19,092,476
Telecommunication Services	19,323,884	—	—	19,323,884
Utilities	9,004,708	—	—	9,004,708
Exchange-Traded Funds	13,118,390	—	—	13,118,390
Cash Equivalents	16,099,418	—	—	16,099,418
Short-Term Securities Held as Collateral for Securities Lending	14,795,801	—	—	14,795,801

Total Investment Securities	286,293,095	—	—	286,293,095

Macro 100 Fund
Investment Securities:
Common Stocks
Consumer Discretionary	4,776,360	—	—	4,776,360
Consumer Staples	5,328,386	—	—	5,328,386
Energy	6,534,181	—	—	6,534,181
Financials	7,470,967	—	—	7,470,967
Health Care	6,370,445	—	—	6,370,445
Industrials	5,827,490	—	—	5,827,490
Information Technology	10,438,632	—	—	10,438,632
Materials	1,950,056	—	—	1,950,056
Telecommunication Services	1,585,178	—	—	1,585,178
Utilities	2,252,398	—	—	2,252,398
Cash Equivalents	3,027,319	—	—	3,027,319
Short-Term Securities Held as Collateral for Securities Lending	1,676,467	—	—	1,676,467

Total Investment Securities	57,237,879	—	—	57,237,879

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Mid Corp America Fund
Investment Securities:
Common Stocks
Consumer Discretionary	$12,449,936	$—	$—	$12,449,936
Consumer Staples	7,891,406	—	—	7,891,406
Energy	9,892,433	—	—	9,892,433
Financials	15,472,771	—	—	15,472,771
Health Care	15,723,418	—	—	15,723,418
Industrials	23,734,923	—	—	23,734,923
Information Technology	27,714,505	—	—	27,714,505
Materials	8,922,228	—	—	8,922,228
Real Estate Investment Trusts	12,013,492	—	—	12,013,492
Telecommunication Services	696,628	—	—	696,628
Utilities	3,200,051	—	—	3,200,051
Cash Equivalents	7,184,841	—	—	7,184,841
Short-Term Securities Held as Collateral for Securities Lending	4,128,969	—	—	4,128,969

Total Investment Securities	149,025,601	—	—	149,025,601

Real Strategies Fund
Investment Securities:
Common Stocks
Consumer Staples	7,165,905	—	—	7,165,905
Energy	26,770,743	—	—	26,770,743
Industrials	13,804,397	—	—	13,804,397
Materials	22,123,912	—	—	22,123,912
Real Estate Investment Trusts	8,014,742	—	—	8,014,742
Exchange-Traded Funds	4,699,816	—	—	4,699,816
Real Estate Investments	—	—	5,173,495	5,173,495
Closed-End Fund	2,887,183	—	—	2,887,183
Options Purchased	67,750	—	—	67,750
Warrants	120,960	—	—	120,960
Cash Equivalents	2,512,628	—	—	2,512,628
Short-Term Securities Held as Collateral for Securities Lending	17,530,747	—	—	17,530,747

Total Investment Securities	105,698,783	—	5,173,495	110,872,278

Other Financial Instruments:*
Written Options	(108,450)	—	—	(108,450)

Total Investments	105,590,333	—	5,173,495	110,763,828

Rotating Markets Fund
Investment Securities:
Common Stocks
Consumer Discretionary	5,914,261	—	—	5,914,261
Consumer Staples	956,661	—	—	956,661
Health Care	4,281,322	—	—	4,281,322
Industrials	662,235	—	—	662,235
Information Technology	24,668,757	—	—	24,668,757
Materials	182,044	—	—	182,044
Telecommunication Services	340,950	—	—	340,950
Exchange-Traded Funds	1,847,808	—	—	1,847,808
Cash Equivalents	748,350	—	—	748,350
Short-Term Securities Held as Collateral for Securities Lending	264,849	—	—	264,849

Total Investment Securities	39,867,237	—	—	39,867,237

Semi-Annual Shareholder Report

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Situs Fund
Investment Securities:
Common Stocks
Consumer Discretionary	$23,596,194	$—	$—	$23,596,194
Consumer Staples	9,844,869	—	—	9,844,869
Energy	17,266,910	—	—	17,266,910
Financials	19,599,349	—	—	19,599,349
Health Care	29,981,301	—	—	29,981,301
Industrials	29,671,926	—	—	29,671,926
Information Technology	28,979,325	—	—	28,979,325
Materials	24,311,441	—	—	24,311,441
Real Estate Investment Trusts	5,093,205	—	—	5,093,205
Telecommunication Services	324,090	—	—	324,090
Utilities	4,104,223	—	—	4,104,223
Exchange-Traded Funds	3,115,411	—	—	3,115,411
Closed-End Fund	593,700	—	—	593,700
Cash Equivalents	3,294,436	—	—	3,294,436
Short-Term Securities Held as Collateral for Securities Lending	22,469,932	—	—	22,469,932

Total Investment Securities	222,246,312	—	—	222,246,312

Other Financial Instruments:*
Written Options	(1,332,677)	—	—	(1,332,677)

Total Investments	220,913,635	—	—	220,913,635

Technical Opportunities Fund
Investment Securities:
Exchange-Traded Funds	7,443,415	—	—	7,443,415
Cash Equivalents	1,092,452	—	—	1,092,452
Short-Term Securities Held as Collateral for Securities Lending	1,382,307	—	—	1,382,307

Total Investment Securities	9,918,174	—	—	9,918,174

Fixed Income Securities Fund
Investment Securities:
Corporate Bonds
Consumer Discretionary	—	16,125,110	—	16,125,110
Consumer Staples	—	10,046,296	—	10,046,296
Energy	—	17,126,797	—	17,126,797
Financials	—	76,022,328	—	76,022,328
Health Care	—	21,789,264	—	21,789,264
Industrials	—	10,699,776	—	10,699,776
Information Technology	—	17,143,770	—	17,143,770
Materials	—	6,498,514	—	6,498,514
Real Estate Investment Trusts	—	15,306,873	—	15,306,873
Telecommunication Services	—	6,685,300	—	6,685,300
Utilities	—	29,863,360	—	29,863,360
U.S. Government Agencies
Federal Agricultural Mortgage Corporation	—	4,213,340	—	4,213,340
Federal Farm Credit Bank	—	2,223,508	—	2,223,508
Federal Home Loan Bank	—	20,837,722	—	20,837,722
Federal Home Loan Mortgage Corporation	—	5,366,270	—	5,366,270
Federal National Mortgage Association	—	3,475,545	—	3,475,545
U.S. Treasury Obligations
U.S. Treasury Bonds	—	29,928,127	—	29,928,127
U.S. Treasury Notes	—	2,198,282	—	2,198,282
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corporation	—	1,467,562	—	1,467,562
Federal National Mortgage Association	—	183,927	—	183,927
Government National Mortgage Association	—	2,082,890	—	2,082,890
Preferred Stocks
Financials	3,383,500	—	—	3,383,500
Real Estate Investment Trusts	1,073,000	—	—	1,073,000
Utilities	1,722,300	—	—	1,722,300
Cash Equivalents	4,501,438	—	—	4,501,438

Total Investment Securities	10,680,238	299,284,561	—	309,964,799

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Intermediate Government Income Fund
Investment Securities:
U.S. Government Agencies
Federal Farm Credit Bank	$—	$23,088,675	$—	$23,088,675
Federal Home Loan Bank	—	34,317,754	—	34,317,754
Federal National Mortgage Association	—	9,422,601	—	9,422,601
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corporation	—	10,571,498	—	10,571,498
Federal National Mortgage Association	—	17,958,706	—	17,958,706
Government National Mortgage Association	—	8,847,298	—	8,847,298
U.S. Treasury Obligations
U.S. Treasury Inflation Protection Notes	—	1,923,902	—	1,923,902
U.S. Treasury Notes	—	25,943,982	—	25,943,982
Collateralized Mortgage Obligations
Federal Home Loan Bank	—	1,323,343	—	1,323,343
Federal Home Loan Mortgage Corporation	—	3,029,854	—	3,029,854
Federal National Mortgage Association	—	254,161	—	254,161
Government National Mortgage Association	—	2,093,850	—	2,093,850
Cash Equivalents	3,811,881	—	—	3,811,881

Total Investment Securities	3,811,881	138,775,624	—	142,587,505

Mortgage Securities Fund
Investment Securities:
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corporation	—	19,843,222	—	19,843,222
Federal National Mortgage Association	—	59,946,327	—	59,946,327
Government National Mortgage Association	—	7,568,636	—	7,568,636
Common Stocks
Real Estate Investment Trusts	13,381,283	—	—	13,381,283
Collateralized Mortgage Obligations
Federal Home Loan Bank	—	229,134	—	229,134
Federal Home Loan Mortgage Corporation	—	4,060,437	—	4,060,437
Federal National Mortgage Association	—	1,397,304	—	1,397,304
Residential Home Loans	—	321,880	—	321,880
U.S. Government Agencies
Federal Home Loan Bank	—	3,535,658	—	3,535,658
Federal Home Loan Mortgage Corporation	—	535,566	—	535,566
Federal National Mortgage Association	—	1,120,111	—	1,120,111
Cash Equivalents	2,765,150	—	—	2,765,150
Short-Term Securities Held as Collateral for Securities Lending	957,205	—	—	957,205

Total Investment Securities	17,103,638	98,558,275	—	115,661,913

Ohio Tax-Free Fund
Investment Securities:
Municipal Bonds	—	57,859,608	—	57,859,608
Cash Equivalents	133,311	—	—	133,311

Total Investment Securities	133,311	57,859,608	—	57,992,919

Semi-Annual Shareholder Report

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Short/Intermediate Fixed Income Securities Fund
Investment Securities:
Corporate Bonds
Consumer Discretionary	$—	$10,400,215	$—	$10,400,215
Consumer Staples	—	12,856,279	—	12,856,279
Energy	—	9,745,515	—	9,745,515
Financials	—	41,591,837	—	41,591,837
Health Care	—	24,650,077	—	24,650,077
Industrials	—	17,516,867	—	17,516,867
Information Technology	—	10,895,216	—	10,895,216
Materials	—	14,466,938	—	14,466,938
Real Estate Investment Trusts	—	3,187,755	—	3,187,755
Telecommunication Services	—	4,185,681	—	4,185,681
Utilities	—	9,860,291	—	9,860,291
U.S. Government Agencies
Federal Agricultural Mortgage Corporation	—	3,160,005	—	3,160,005
Federal Farm Credit Bank	—	5,059,140	—	5,059,140
Federal Home Loan Bank	—	24,756,019	—	24,756,019
Federal Home Loan Mortgage Corporation	—	2,059,386	—	2,059,386
Federal National Mortgage Association	—	20,847,800	—	20,847,800
U.S. Treasury Obligations
U.S. Treasury Notes	—	10,695,077	—	10,695,077
Cash Equivalents	4,133,499	—	—	4,133,499

Total Investment Securities	4,133,499	225,934,098	—	230,067,597

Balanced Allocation Fund
Investment Securities:
Mutual Funds	17,253,935	—	—	17,253,935
Cash Equivalents	152,904	—	—	152,904

Total Investment Securities	17,406,839	—	—	17,406,839

Conservative Allocation Fund
Investment Securities:
Mutual Funds	5,006,036	—	—	5,006,036
Cash Equivalents	42,489	—	—	42,489

Total Investment Securities	5,048,525	—	—	5,048,525

Growth Allocation Fund
Investment Securities:
Mutual Funds	11,750,704	—	—	11,750,704
Cash Equivalents	193,269	—	—	193,269

Total Investment Securities	11,943,973	—	—	11,943,973

The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy for the six months ended June 30, 2012:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Global Select Markets Fund
Common Stocks
Consumer Discretionary	$43,122,242	$42,923,319
Consumer Staples	11,159,353	10,355,284
Energy	9,521,333	9,423,133
Financials	48,353,042	47,522,822
Health Care	9,143,469	9,095,176
Industrials	14,482,554	14,210,777
Information Technology	5,997,488	5,983,422
Materials	33,144,225	32,906,265
Utilities	7,005,802	6,923,658

Total	181,929,508	179,343,856

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
International Equity Fund
Common Stocks
Consumer Discretionary	$211,166,971	$208,874,252
Consumer Staples	175,884,760	176,035,040
Energy	61,122,990	61,148,299
Financials	159,433,680	163,028,373
Health Care	222,275,592	221,278,859
Industrials	111,645,721	111,022,039
Information Technology	342,447,347	340,790,439
Materials	86,840,902	86,803,080
Telecommunication Services	85,668,071	84,851,943
Utilities	146,461,404	145,490,753

Total	1,602,947,438	1,599,323,077

Situs Fund
Common Stocks
Consumer Discretionary	13,754,909	13,672,590
Consumer Staples	27,541,569	27,315,580
Financials	2,893,114	2,907,626
Health Care	34,687,728	34,682,283
Industrials	7,384,393	7,355,462

Total	86,261,713	85,933,541

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value At June 30, 2012	Valuation Techniques	Unobservable Input(s)	Range (weighted average)
Real Strategies Fund
Real Estate Investments	$5,173,495	Discounted cash flow	Constant prepayment rate	2.1%-3.6%(2.7%)
			Probability of default	5%-15%(8%)
			Loss severity	10%-70%(40%)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of December 31, 2011	Change in unrealized appreciation (depreciation)	Purchases	Transfers from Level 1 to Level 3(a)	Transfers from Level 3 to Level 1(a)	Balance as of June 30, 2012
Real Strategies Fund
Real Estate Investments	$4,269,542	$(46,047)	$950,000	$—	$—	$5,173,495

(a)	The amount of transfers in and/or out are reflected at the securities’ fair value on the date of the transfer.

B.	Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C.	When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations

Semi-Annual Shareholder Report

resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

E.	Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—Global Select Markets Fund, International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At June 30, 2012, Global Select Markets Fund, International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of Disciplined Equity Fund’s written option activity for the six months ended June 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	6,152	$1,280,648
Options written	9,914	1,562,576
Options expired	(5,241)	(999,693)
Options closed	(3,330)	(756,411)
Options exercised	(255)	(38,264)
Outstanding at 6/30/2012	7,240	$1,048,856

At June 30, 2012, Disciplined Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Abbott Laboratories	Call	January 2013	$62.5	60	$19,980	$(15,540)
Amazon.com, Inc.	Call	October 2012	215	40	98,600	(64,521)
Amgen, Inc.	Call	July 2012	72.5	110	15,070	(1,100)
American Express Co.	Call	October 2012	62.5	70	7,700	5,600
American Express Co.	Call	July 2012	55	30	10,425	(4,875)
Apache Corp.	Call	October 2012	125	25	75	8,600
Apple, Inc.	Call	January 2013	700	40	61,400	103,276
Baker Hughes, Inc.	Call	July 2012	55	100	450	14,300
Bank of America Corp.	Call	August 2012	11	400	800	22,799
Bank of New York Mellon Corp./The	Call	September 2012	28	100	300	5,046
Berkshire Hathaway, Inc., Class B	Call	December 2012	87.5	100	17,850	(4,951)
Caterpillar, Inc.	Call	August 2012	125	35	105	10,290

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Chevron Corp.	Call	September 2012	$120	80	$880	$17,360
Chubb Corp./The	Call	January 2013	80	45	4,253	2,542
Cisco Systems, Inc.	Call	October 2012	22	300	600	12,900
Citigroup, Inc.	Call	July 2012	30	200	4,200	9,121
Coca-Cola Co./The	Call	January 2013	75	60	29,100	(23,520)
Coca-Cola Co./The	Call	August 2012	75	50	18,500	(13,300)
Colgate-Palmolive Co.	Call	August 2012	95	25	23,000	(17,325)
Comcast Corp., Class A	Call	October 2012	33	200	20,000	(9,001)
ConocoPhillips	Call	August 2012	80	100	2,500	4,200
Costco Wholesale Corp.	Call	July 2012	90	50	26,250	(20,700)
CVS Caremark Corp.	Call	August 2012	49	100	3,500	7,830
Dow Chemical Co.	Call	September 2012	37	100	1,100	14,700
Du Pont (E.I.) de Nemours & Co.	Call	January 2013	55	50	6,500	8,850
eBay, Inc.	Call	October 2012	46	100	14,300	2,199
Eli Lilly & Co.	Call	January 2013	45	100	17,000	(3,581)
EMC Corp.	Call	October 2012	32	150	1,500	13,050
Exxon Mobil Corp.	Call	October 2012	95	270	7,020	15,619
Exxon Mobil Corp.	Call	July 2012	95	100	350	8,057
FedEx Corp.	Call	October 2012	95	25	7,875	825
Ford Motor Co.	Call	July 2012	13	150	225	7,575
General Electric Co.	Call	January 2013	20	200	36,000	(12,989)
Google, Inc., Class A	Call	September 2012	710	20	2,450	40,289
Home Depot, Inc.	Call	August 2012	50	100	36,500	(20,200)
Honeywell International, Inc.	Call	September 2012	65	85	595	15,470
Intel Corp.	Call	October 2012	29	150	6,150	3,397
Intel Corp.	Call	January 2013	30	150	7,800	9,865
International Business Machines Corp.	Call	July 2012	210	110	2,090	26,419
Johnson & Johnson	Call	January 2013	72.5	100	4,600	4,100
MasterCard, Inc., Class A	Call	October 2012	465	5	6,337	6,237
McDonald’s Corp.	Call	January 2013	110	30	405	8,269
Merck & Co., Inc.	Call	January 2013	45	150	8,100	(750)
Metlife, Inc.	Call	September 2012	39	100	1,100	14,600
Microsoft Corp.	Call	January 2013	35	150	7,350	1,500
Microsoft Corp.	Call	July 2012	31	250	12,500	(1,051)
Monsanto Co.	Call	July 2012	85	50	3,350	11,100
Morgan Stanley	Call	July 2012	23	200	500	15,700
NIKE, Inc.	Call	October 2012	120	40	360	9,700
Occidental Petroleum Corp.	Call	July 2012	87.5	70	9,835	(1,898)
PepsiCo., Inc.	Call	July 2012	67.5	75	24,187	(13,838)
Philip Morris International, Inc.	Call	September 2012	90	100	14,600	(2,351)
Procter & Gamble Co.	Call	October 2012	70	150	1,650	10,500
Procter & Gamble Co.	Call	January 2013	72.5	50	850	2,877
QUALCOMM, Inc.	Call	July 2012	65	100	500	17,300
QUALCOMM, Inc.	Call	October 2012	72.5	50	750	10,600

Semi-Annual Shareholder Report

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Target Corp.	Call	October 2012	$62.5	60	$3,480	$1,320
Time Warner, Inc.	Call	January 2013	41	90	11,700	(2,701)
Union Pacific Corp.	Call	August 2012	120	50	18,625	(7,276)
United Parcel Service, Inc., Class B	Call	July 2012	80	80	3,320	7,000
United Technologies Corp.	Call	August 2012	92.5	100	400	11,795
U.S. Bancorp	Call	January 2013	32	150	35,400	(13,501)
Verizon Communications, Inc.	Call	January 2013	40	200	93,200	(71,401)
Visa, Inc., Class A	Call	September 2012	130	60	18,600	(2,341)
Walt Disney Co./The	Call	October 2012	50	100	16,000	(4,101)
Walt Disney Co./The	Call	January 2013	45	100	54,800	(37,001)
Wells Fargo & Co.	Call	July 2012	34	150	7,200	6,300
Wells Fargo & Co.	Call	July 2012	35	250	4,500	12,400
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$171,664

The following is a summary of Dividend Capture Fund’s written option activity for the six months ended June 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	100	$37,399
Options written	1,306	164,859
Options expired	—	—
Options closed	(1,106)	(164,159)
Options exercised	(300)	(38,099)
Outstanding at 6/30/2012	—	$—

The following is a summary of Global Select Markets Fund written option activity for the six months ended June 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	10	$31,019
Options written	350	260,134
Options expired	(120)	(91,877)
Options closed	(110)	(87,668)
Options exercised	(130)	(111,608)
Outstanding at 6/30/2012	—	$—

The following is a summary of Growth Fund’s written option activity for the six months ended June 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	—	$—
Options written	4,348	271,242
Options expired	(3,203)	(225,967)
Options closed	(795)	(39,325)
Options exercised	(350)	(5,950)
Outstanding at 6/30/2012	—	$—

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The following is a summary of Income Equity Fund’s written option activity for the six months ended June 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	—	$—
Options written	4,348	271,242
Options expired	(3,203)	(225,967)
Options closed	(795)	(39,325)
Options exercised	(350)	(5,950)
Outstanding at 6/30/2012	—	$—

The following is a summary of Real Strategies Fund’s written option activity for the six months ended June 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	1,845	$916,341
Options written	2,916	1,057,888
Options expired	(1,514)	(575,271)
Options closed	(2,816)	(1,251,406)
Options exercised	(61)	(36,965)
Outstanding at 6/30/2012	370	$110,587

At June 30, 2012, Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
SPDR Gold Trust	Put	January 2013	$148	70	$43,050	$26,738
United States Oil Fund LP	Put	August 2012	33	300	65,400	(24,601)
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$2,137

The following is a summary of Situs Fund’s written option activity for the six months ended June 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	—	$—
Options written	5,909	2,011,139
Options expired	—	—
Options closed	(2,250)	(637,118)
Options exercised	(200)	(50,399)
Outstanding at 6/30/2012	3,459	$1,323,622

At June 30, 2012, Situs Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Cabela’s, Inc.	Call	September 2012	$40	389	$67,102	$9,527
Cerner Corp.	Call	September 2012	85	500	202,500	(13,504)
Cerner Corp.	Put	September 2012	70	500	60,000	42,533
Eagle Materials, Inc.	Put	July 2012	30	500	6,250	78,480

Semi-Annual Shareholder Report

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Edwards LifeSciences Corp.	Call	November 2012	$90	500	$840,000	$(246,515)
Lufkin Industries, Inc.	Call	September 2012	70	150	6,000	45,349
Lufkin Industries, Inc.	Call	September 2012	75	150	2,250	27,219
Red Hat, Inc.	Call	September 2012	65	250	36,875	49,873
Tempur-Pedic International, Inc.	Put	September 2012	55	20	64,200	(56,060)
Trimble Navigation Ltd.	Call	August 2012	50	500	47,500	54,043
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(9,055)

The following is a summary of Technical Opportunities Fund’s written option activity for the six months ended June 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	—	$—
Options written	36	2,304
Options expired	(36)	(2,304)
Options closed	—	—
Options exercised	—	—
Outstanding at 6/30/2012	—	$—

The following tables provide a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of June 30, 2012, and the effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2012.

The Fair Value of Derivative Instruments as of June 30, 2012:

	Asset Derivatives	Liability Derivatives
Primary Risk Exposure	Statements of Assets and Liabilities Location	Statements of Assets and Liabilities Location	Fund	Fair Value
Option Contracts		Options Written, at value	Disciplined Equity Fund	$877,192
			Real Strategies Fund	108,450
			Situs Fund	1,332,677

	Investments, at value		Disciplined Equity Fund	1,421,500
			Real Strategies Fund	67,750

The effect of Derivative Instruments on the Statements of Operations for the six months ended June 30, 2012:

Primary Risk Exposure	Location of Gain (Loss) on Derivatives Recognized in Income	Fund	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Option Contracts	Net Realized gain (loss) on option transactions/net change in unrealized appreciation/depreciation of investments and options	Disciplined Equity Fund Dividend Capture Fund Global Select Markets Fund Income Equity Fund Real Strategies Fund Situs Fund Technical Opportunities Fund	$(4,513,075 109,620 148,036 208,107 416,617 (149,783 2,304	) )	$(745,018 (25,199 (40,209 — 211,797 (9,055 —	) ) ) )

The notional value of the written options contracts outstanding at June 30, 2012 and the month-end average notional amount for the six months ended June 30, 2012 are detailed in the table below:

Portfolio	Average Month-End Notional Amount	June 30, 2012 Notional Amount
Disciplined Equity Fund	$40,749,721	$43,187,750
Dividend Capture Fund	1,613,143	—
Global Select Markets Fund	563,571	—
Income Equity Fund	3,177,643	—

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Portfolio	Average Month-End Notional Amount	June 30, 2012 Notional Amount
Real Strategies Fund	$3,441,821	$2,026,000
Situs Fund	8,938,143	21,716,000
Technical Opportunities Fund	76,114	—

Derivative positions open during the period and at period end are reflected for each Fund in the tables above. The volume of these positions relative to each Fund’s net assets at the close of the reporting period is generally higher than the volume of such positions at the beginning of the reporting period. The Funds value derivative instruments at fair value and recognize changes in fair value currently in the results on operations.

F.	Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for the securities lending. Pursuant to the Master Securities Loan Agreement, Huntington receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of June 30, 2012, the following Funds had securities with the following market values on loan:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Income Received by Huntington from Securities Lending
Dividend Capture Fund	$9,653,865	$9,846,942	$11,449,178	$3,000
Global Select Markets Fund	4,644,231	4,737,640	3,777,087	2,125
Growth Fund	2,900,860	2,958,877	3,067,809	1,875
Income Equity Fund	10,037,265	10,238,010	9,425,883	1,200
International Equity Fund	14,325,148	14,795,801	26,186,949	13,625
Macro 100 Fund	1,643,595	1,676,467	1,155,451	500
Mid Corp America Fund	4,048,009	4,128,969	4,198,437	10,375
Real Strategies Fund	17,187,007	17,530,747	16,561,901	49,750
Rotating Markets Fund	259,656	264,849	1,400,611	500
Situs Fund	21,998,177	22,469,932	16,618,118	16,375
Technical Opportunities Fund	1,355,203	1,382,307	1,054,814	500
Mortgage Securities Fund	938,436	957,205	794,609	188
As of June 30, 2012, aggregate cash collateral was invested as follows:
	Fidelity Institutional Money Market Portfolio, Institutional Class
	$90,987,746

G.	Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities

Semi-Annual Shareholder Report

are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee. At June 30, 2012, the Fixed Income Securities Fund held illiquid restricted securities representing 9.38% respectively, of net assets as listed below:

Issuer Description	Acquisition Date	Principal Amount ($)	Cost ($)	Value ($)
Fixed Income Securities Fund:
Bank of Nova Scotia, 1.950%, 1/30/17	2/6/12	5,000,000	5,093,431	5,146,490
Bank of Montreal, 2.500%, 1/11/17	6/22/12	5,000,000	5,166,080	5,168,555
Barrick International Bank Corp., 5.750%, 10/15/16	2/20/09	2,000,000	1,950,214	2,319,234
Canadian Imperial Bank of Commerce, 2.600%, 7/2/15	10/25/11	5,000,000	5,156,745	5,258,695
FIA Card Services NA, 7.125%, 11/15/12	6/20/06	3,000,000	3,014,144	3,056,094
Royal Bank of Canada, 3.125%, 4/14/15	5/3/11	5,000,000	5,135,018	5,295,215
Toronto-Dominion Bank/The, 2.200%, 7/29/15	6/29/11	3,000,000	3,046,230	3,121,914

H.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

I.	Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, U.S. Treasury Money Market Fund, Fixed Income Securities Fund, Intermediate Government Income Fund, Ohio Tax-Free Fund and Short/Intermediate Fixed Income Securities Fund. Dividends from net investment income are declared and paid annually for Disciplined Equity Fund, Global Select Markets Fund, International Equity Fund, Macro 100 Fund, Mid Corp America Fund, Rotating Markets Fund, Situs Fund, Technical Opportunities Fund and Growth Allocation Fund. Dividends from net investment income are declared and paid quarterly for Growth Fund, Real Strategies Fund and Balanced Allocation Fund. Dividends from net investment income are declared and paid monthly for Dividend Capture Fund, Income Equity Fund, Mortgage Securities Fund and Conservative Allocation Fund.

Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

Certain of the Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

J.	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses specific to a class are charged to that class.

Except for the daily dividend Funds, expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. For the daily dividend Funds, expenses not directly attributable to a Fund are allocated pursuant to the “settled shares method.” Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

K.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
Tax-Free Money Market Fund	$79,690,808	$—	$—	$—
Money Market Fund	380,170,208	—	—	—
Ohio Municipal Money Market Fund	134,605,175	—	—	—
U.S. Treasury Money Market Fund	319,384,753	—	—	—
Disciplined Equity Fund	83,287,003	13,010,640	(3,695,637)	9,315,003
Dividend Capture Fund	174,455,801	10,563,970	(5,258,606)	5,305,364

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
Global Select Markets Fund	$49,548,691	$1,586,564	$(6,122,630)	$(4,536,066)
Growth Fund	115,756,430	23,081,380	(3,774,290)	19,307,090
Income Equity Fund	125,340,328	12,564,100	(2,854,520)	9,709,580
International Equity Fund	267,642,058	40,513,500	(21,862,463)	18,651,037
Macro 100 Fund	51,484,545	8,234,292	(2,480,958)	5,753,334
Mid Corp America Fund	103,533,111	49,355,453	(3,862,963)	45,492,490
Real Strategies Fund	112,332,123	10,380,913	(11,840,758)	(1,459,845)
Rotating Markets Fund	40,655,457	1,358,142	(2,146,362)	(788,220)
Situs Fund	161,351,595	66,421,186	(6,526,469)	59,894,717
Technical Opportunities Fund	9,933,306	49,560	(64,692)	(15,132)
Fixed Income Securities Fund	288,462,309	22,226,947	(724,457)	21,502,490
Intermediate Government Income Fund	133,789,877	8,846,610	(48,982)	8,797,628
Mortgage Securities Fund	106,574,610	9,129,200	(41,897)	9,087,303
Ohio Tax-Free Fund	55,645,964	2,459,740	(112,785)	2,346,955
Short/Intermediate Fixed Income Securities Fund	225,220,108	4,979,850	(132,361)	4,847,489
Balanced Allocation Fund	15,871,658	1,607,259	(72,078)	1,535,181
Conservative Allocation Fund	4,679,148	385,415	(16,038)	369,377
Growth Allocation Fund	10,419,020	1,596,031	(71,078)	1,524,953

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor Trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The tax character of distributions paid during the fiscal year ended December 31, 2011, was as follows:

	Distributions Paid From*
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Tax Return of Capital	Total Distributions Paid
Tax-Free Money Market Fund	$—	$—	$—	$8,164	$—	$8,164
Money Market Fund	42,252	—	42,252	—	—	42,252
Ohio Municipal Money Market Fund	—	—	—	16,680	—	16,680
U.S. Treasury Money Market Fund	41,200	—	41,200	—	—	41,200
Disciplined Equity Fund	287,998	—	287,998	—	—	287,998
Dividend Capture Fund	4,485,605	—	4,485,605	—	—	4,485,605
Global Select Markets Fund	187,427	601,459	788,886	—	—	788,886
Growth Fund	—	474,655	474,655	—	—	474,655
Income Equity Fund	3,865,956	—	3,865,956	—	—	3,865,956
International Equity Fund	3,228,205	—	3,228,205	—	—	3,228,205
Macro 100 Fund	160,290	—	160,290	—	—	160,290
Mid Corp America Fund	139,573	12,916,579	13,056,152	—	—	13,056,152
Real Strategies Fund	913,049	—	913,049	—	—	913,049
Rotating Markets Fund	101,065	—	101,065	—	—	101,065
Fixed Income Securities Fund	8,258,591	3,766,042	12,024,633	—	—	12,024,633
Intermediate Government Income Fund	3,409,107	74,875	3,483,982	—	—	3,483,982
Mortgage Securities Fund	3,283,353	—	3,283,353	—	—	3,283,353
Ohio Tax-Free Fund	6,641	365,596	372,237	1,066,669	—	1,438,906
Short/Intermediate Fixed Income Securities Fund	3,081,317	—	3,081,317	—	—	3,081,317
Balanced Allocation Fund	344,465	174,163	518,628	—	—	518,628
Conservative Allocation Fund	237,291	98,709	336,000	—	—	336,000
Growth Allocation Fund	181,796	222,914	404,710	—	—	404,710

*	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

Semi-Annual Shareholder Report

As of December 31, 2011, the components of accumulated earnings (deficit) were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Tax-Free Money Market Fund	$—	$—	$—	$(133,431)	$—	$(133,431)
Money Market Fund	—	—	—	(16,464)	—	(16,464)
Ohio Municipal Money Market Fund	—	—	—	(293,907)	—	(293,907)
U.S. Treasury Money Market Fund	—	—	—	(479)	(542)	(1,021)
Disciplined Equity Fund	—	—	—	(3,185,414)	6,674,209	3,488,795
Dividend Capture Fund	—	—	—	(23,075,606)	4,119,562	(18,956,044)
Global Select Markets Fund	66,543	—	66,543	(308,170)	(3,790,921)	(4,032,548)
Growth Fund	274,078	1,967,581	2,241,659	—	10,814,446	13,056,105
Income Equity Fund	—	—	—	(14,322,722)	7,549,200	(6,773,522)
International Equity Fund	1,875,731	—	1,875,731	(14,670,815)	12,055,281	(739,803)
Macro 100 Fund	648	—	648	(6,267,854)	4,816,024	(1,451,182)
Mid Corp America Fund	5,876	5,655,674	5,661,550	—	43,597,798	49,259,348
Real Strategies Fund	68,452	—	68,452	(20,761,214)	(1,400,584)	(22,093,346)
Rotating Markets Fund	539,093	—	539,093	(3,654,675)	6,442,797	3,327,215
Situs Fund	—	193,748	193,748	(92,698)	47,258,698	47,359,748
Technical Opportunities Fund	—	—	—	(2,501,935)	382,135	(2,119,800)
Fixed Income Securities Fund	—	78,553	78,553	(27,327)	19,742,117	19,793,343
Intermediate Government Income Fund	132,506	15,140	147,646	(52,209)	8,680,528	8,775,965
Mortgage Securities Fund	—	—	—	(1,251,517)	7,662,096	6,410,579
Ohio Tax-Free Fund	—	79,772	79,772	(187)	2,447,038	2,526,623
Short/Intermediate Fixed Income Securities Fund	—	—	—	(1,214,105)	4,308,594	3,094,489
Balanced Allocation Fund	—	182,354	182,354	(2,276)	1,475,827	1,655,905
Conservative Allocation Fund	664	95,978	96,642	—	685,818	782,460
Growth Allocation Fund	1,537	147,781	149,318	—	1,351,441	1,500,759

The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. foreign currency gain/loss, paydowns, distributions and income received from pass through investments, and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles, and return of capital from investments.

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year ended December 31, 2011 the Funds deferred post October capital and late year ordinary losses as follows:

Fund	Capital Losses	Late Year Ordinary Losses
Tax-Free Money Market Fund	$1,636	$—
Money Market Fund	1,304	—
Ohio Municipal Money Market Fund	8,906	—
U.S. Treasury Money Market Fund	407	—
Disciplined Equity Fund	2,160,038	—
Dividend Capture Fund	335,194	—
Global Select Markets Fund	308,170	—
Income Equity Fund	1,654,468	—
International Equity Fund	7,677,904	71,777
Macro 100 Fund	169,135	—
Real Strategies Fund	—	324,495
Situs Fund	—	92,698
Technical Opportunities Fund	101,299	—
Intermediate Government Income Fund	52,209	—
Mortgage Securities Fund	84,010	—

As of December 31, 2011, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	Expiration Year
	2012	2013	2014	2015	2016	2017	2018
Tax-Free Money Market Fund	$1,529	$5,818	$4,861	$1,434	$60,543	$55,252	$—
Money Market Fund	3,032	7,224	921	106	—	—	—
Ohio Municipal Money Market Fund	463	25,291	7,739	12,350	—	193,762	14,231
Dividend Capture Fund	—	—	—	—	—	22,740,412	—
Income Equity Fund	—	—	—	—	—	12,592,260	—
International Equity Fund	—	—	—	—	—	3,099,895	3,821,239

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

	Expiration Year
	2012	2013	2014	2015	2016	2017	2018
Macro 100 Fund	$—	$—	$—	$—	$4,408,602	$826,640	$859,291
Real Strategies Fund	—	—	—	—	1,193,027	15,813,875	2,136,294
Rotating Markets Fund	—	—	—	—	—	3,654,675	—
Technical Opportunities Fund	—	—	—	—	86,652	1,310,241	—
Mortgage Securities Fund	—	—	—	—	6,916	753,414	162,131
Short/Intermediate Fixed Income Securities Fund	—	—	—	85,680	850,465	277,960	—

During the year ended December 31, 2011, the Money Market Fund, Dividend Capture Fund, Global Select Markets Fund, Income Equity Fund, International Equity Fund, Macro 100 Fund, Rotating Markets Fund, Situs Fund and Short/Intermediate Fixed Income Securities Fund utilized $438,540, $8,269,247, $86,796, $5,728,971, $16,267,002, $2,384,685, $629,341, $8,630,383 and $827,430, respectively, in capital loss carryforwards.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the provisions of the Modernization Act are as follows:

	Loss Carryforward Character
Fund	Short term	Long term
Tax-Free Money Market Fund	$2,358	$—
Money Market Fund	3,877	—
Ohio Municipal Money Market Fund	31,165	—
Disciplined Equity Fund	266,589	758,787
Real Strategies Fund	—	1,269,300
Technical Opportunities Fund	1,003,743	—
Mortgage Securities Fund	49,109	195,937

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

L.	Subsequent Events

On June 22, 2012, the Board of Trustees (the “Trustees”) of the Huntington Funds unanimously voted to close and liquidate the Technical Opportunities Fund on August 3, 2012. This decision was made after careful consideration of all relevant factors, including (but not limited to) the Fund’s asset size, prospects for future growth and alternatives to liquidation.

(3)	Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee—Huntington Asset Advisors, Inc. (the “Advisor”), a subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ investment advisor. The Advisor receives a fee for its services, computed daily and paid monthly, based on a percentage of each Fund’s average daily net assets on a tiered basis, according to the table below:

	Tiered Annual Rate:
Fund	Up to $500 million	On the next $500 million	In Excess of $1 billion
Tax-Free Money Market Fund	0.30%	0.25%	0.20%
Money Market Fund	0.30%	0.25%	0.20%
Ohio Municipal Money Market Fund	0.30%	0.25%	0.20%
Dividend Capture Fund	0.75%	0.70%	0.65%
Global Select Markets Fund	1.00%	0.95%	0.90%
Growth Fund	0.60%	0.55%	0.50%
Income Equity Fund	0.60%	0.55%	0.50%
International Equity Fund	1.00%	0.95%	0.90%
Macro 100 Fund	0.75%	0.70%	0.65%
Mid Corp America Fund	0.75%	0.70%	0.65%
Real Strategies Fund	0.75%	0.70%	0.65%
Rotating Markets Fund	0.50%	0.45%	0.40%
Situs Fund	0.75%	0.70%	0.65%
Technical Opportunities Fund	0.75%	0.70%	0.65%
Fixed Income Securities Fund	0.50%	0.45%	0.40%
Intermediate Government Income Fund	0.50%	0.45%	0.40%
Mortgage Securities Fund	0.50%	0.45%	0.40%
Ohio Tax-Free Fund	0.50%	0.45%	0.40%
Short/Intermediate Fixed Income Securities Fund	0.50%	0.45%	0.40%

Semi-Annual Shareholder Report

The U.S. Treasury Money Market Fund pays the Advisor a fee of 0.20% of its average daily net assets, computed daily and paid monthly. Disciplined Equity Fund pays the Advisor a fee of 0.60% of the Fund’s average daily net assets, computed daily and paid monthly. Additionally, each of Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund pays the Advisor a fee of 0.10% of its average daily net assets, computed daily and paid monthly.

Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

Tax-Free Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund and U.S. Treasury Money Market Fund were subject to a fee waiver and expense reimbursement agreement with the Advisor whereby the Advisor has agreed to waive fees or reimburse expenses in amounts necessary to maintain a minimum yield of 0.01% and in which the Money Market Funds have agreed to repay amounts that were waived or reimbursed by the Adviser for a period up to three years after such waiver or reimbursement was made to the extent that such repayments would not cause the yield of a class to decrease below 0.01%. Effective September 26, 2011, the Advisor has agreed to waive fees or reimburse expenses for the U.S. Treasury Money Market Fund in amounts necessary to maintain a minimum yield of 0.00%.

The Advisor has agreed to contractually waive all or a portion of its investment advisory fee for Disciplined Equity Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses to not more than 1.20% and 1.45% of Trust Shares and Class A Shares, respectively, through April 30, 2013.

The Advisor has agreed to contractually waive all or a portion of its investment advisory fee for Global Select Markets Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses to not more than 1.90% and 2.15% of Trust Shares and Class A Shares, respectively, through April 30, 2013.

The Advisor has agreed to contractually waive all or a portion of its investment advisory fee for Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund in order to limit the total direct net annual operating expenses and acquired (underlying) fund operating expenses to not more than 1.90% of the average daily net assets of each of Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund through April 30, 2013.

Amounts waived or reimbursed in the contractual period may be recouped by the Advisor within three years of the waiver and/or reimbursement. As of June 30, 2012, the following amounts have been waived or reimbursed by the Adviser and are subject to repayment by the respective Fund:

Fund	Amount Waived or Reimbursed	Expiring Beginning December 31,
Tax-Free Money Market Fund	$158,548	2012
	474,740	2013
	538,831	2014
	288,799	2015
Money Market Fund	1,526,152	2012
	2,696,185	2013
	2,629,761	2014
	1,207,375	2015
Ohio Municipal Money Market Fund	506,451	2012
	1,357,243	2013
	1,218,010	2014
	566,418	2015
U.S. Treasury Money Market Fund	1,437,890	2012
	2,375,535	2013
	2,637,763	2014
	1,228,871	2015
Disciplined Equity Fund	32,303	2014
	8,525	2015
Global Select Markets Fund	30,438	2013
Balanced Allocation Fund	10,920	2012
	28,952	2013
	37,593	2014
	17,658	2015
Conservative Allocation Fund	6,278	2012
	11,431	2013
	15,227	2014
	3,904	2015
Growth Allocation Fund	15,562	2012
	40,912	2013
	41,180	2014
	20,438	2015

Investment Sub-Advisor Fee—Haberer Registered Investment Advisor, Inc. (“Haberer”) serves as the Disciplined Equity Fund’s sub-advisor. The Advisor pays Haberer a fee for its services. Neither the Trust nor the Disciplined Equity Fund is liable for payment of this fee.

Consulting Fee—Laffer Investments, Inc. acts as a consultant (“the Consultant”) to the Advisor for Macro 100 Fund. The Advisor pays the Consultant a fee for its services. Neither the Trust nor the Macro 100 Fund is liable for payment of this fee.

Administrative and Financial Administration Fees—Huntington is the Administrator to the Trust, and Huntington Asset Services, Inc. (“HASI”), an affiliate of Huntington, is the Sub-Administrator. As Administrator, Huntington provides the Funds with certain administrative services. As Sub-Administrator, HASI provides the Funds with certain

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

administrative personnel, and generally assists with the provision of administrative services necessary to operate the Funds. The Administrator pays the Sub-Administrator a fee for the services it provides to the Trust. Huntington also provides portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to HASI. HASI is paid directly by Huntington, not the Funds, for these services. The fees paid for administrative and sub-administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per fund or class of shares.

Distribution and Shareholder Services Fees—The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plan, the Funds will compensate qualified intermediaries for distribution services in connection with Class A Shares not to exceed 0.25% of the daily net assets of each Fund’s Class A Shares. Trust Shares are not subject to Rule 12b-1 fees. For the six months ended June 30, 2012, the Funds paid $184,422 to affiliated broker-dealers of the Funds.

Class A Shares (except for the Asset Allocation Funds) and Trust Shares are also subject to a shareholder services fee not to exceed 0.25% of the daily net assets of such shares. For the six months ended June 30, 2012, Huntington and its affiliates received $2,746,544 in shareholder service fees.

In addition, Unified Financial Securities, Inc., the Funds’ distributor, is entitled to receive commissions on sales of the Class A Shares of the Funds. For the six months ended June 30,

2012, Unified Financial Securities, Inc. received underwriter commissions of $63,885 earned on sales of Class A Shares.

Transfer and Dividend Disbursing Agent Fees and Expense—HASI is the transfer and dividend disbursing agent for the Funds. For its services, HASI receives a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 for each of the Funds. HASI is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees—Huntington serves as custodian for each of the Funds. Brown Brothers Harriman serves as sub-custodian for each Fund’s foreign assets. Huntington and Brown Brothers Harriman receive fees based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Compliance Services—The Trust has contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays Huntington $135,188 annually.

General—Certain officers of the Trust are Officers, Directors and/or Trustees of the above companies.

Trustees and Officers affiliated with the Advisor are not compensated by the Trust for their services. Each Trustee who is not an “interested person” of the Trust, as such term is defined in the 1940 Act, receives a $25,000 annual retainer plus $2,500 per regular Board meeting. The Independent Chairman of the Board receives a $40,000 annual retainer plus $2,500 per Board meeting. The Board or a Committee may establish ad hoc committees or sub-committees. Any Committee or sub-committee member may be compensated by the Fund for incremental work outside of the regular meeting process based on the value added to the Fund. In addition, the Fund reimburses Trustees who are not employees of or affiliated with the Advisor for out-of-pocket expenses incurred in conjunction with attendance at meetings. For the six months ended June 30, 2012, actual Trustee compensation was $143,235 in aggregate from the Trust.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Advisor. Income distributions earned from investments in this fund are recorded as income from affiliates in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/11 Market Value	Purchases	Sales	06/30/12 Market Value	Income
Disciplined Equity Fund	$5,320,691	$24,991,230	$(21,944,744)	8,367,177	$364
Dividend Capture Fund	1,668,276	25,020,799	(24,551,178)	2,137,897	184
Global Select Markets Fund	15,861	18,063,469	(16,588,579)	1,490,751	53
Growth Fund	7,003,037	22,291,825	(28,110,087)	1,184,775	139
Income Equity Fund	1,958,941	11,997,698	(12,750,109)	1,206,530	93
International Equity Fund	8,602,735	36,366,931	(28,870,248)	16,099,418	671
Macro 100 Fund	4,175,400	6,154,623	(7,302,704)	3,027,319	127
Mid Corp America Fund	3,584,660	20,953,412	(17,353,231)	7,184,841	235
Real Strategies Fund	1,616,330	13,109,319	(12,213,021)	2,512,628	156
Rotating Markets Fund	494,529	10,428,854	(10,175,033)	748,350	46
Situs Fund	2,858,167	17,604,818	(17,168,549)	3,294,436	114
Technical Opportunities Fund	1,781,590	7,329,211	(8,018,349)	1,092,452	41
Fixed Income Securities Fund	10,236,344	33,520,245	(39,255,151)	4,501,438	338
Intermediate Government Income Fund	1,933,516	18,807,623	(16,929,258)	3,811,881	179
Mortgage Securities Fund	4,172,889	21,502,585	(22,910,324)	2,765,150	226
Short/Intermediate Fixed Income Securities Fund	791,255	28,786,041	(25,443,797)	4,133,499	128

Semi-Annual Shareholder Report

Additionally, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund invest in other Funds within the Trust. A summary of these investments in affiliated funds is set forth below:

Balanced Allocation Fund	12/31/11 Market Value	Purchases	Sales	06/30/12 Market Value	Income
Money Market Fund	$392,902	$2,141,820	$(2,381,818)	$152,904	$12
Disciplined Equity Fund	—	1,862,814	(810,258)	1,067,730	—
Dividend Capture Fund	1,180,570	45,805	(728,191)	563,036	10,898
Global Select Markets Fund	579,943	1,223,893	(1,428,396)	396,225	—
Growth Fund	3,469,274	2,957,001	(4,430,717)	2,145,751	5,448
Income Equity Fund	3,231,359	329,825	(1,773,955)	1,987,131	41,175
International Equity Fund	2,501,390	423,127	(1,417,000)	1,671,859	—
Macro 100 Fund	3,085,349	262,209	(1,830,094)	1,730,466	—
Mid Corp America Fund	1,127,411	1,663,734	(2,419,742)	974,819	—
New Economy Fund	820,805	170,663	(722,820)	—	—
Situs Fund	1,984,456	923,002	(2,111,734)	965,439	—
Fixed Income Securities Fund	4,252,688	469,829	(2,134,239)	2,611,385	44,939
Intermediate Government Income Fund	1,985,449	228,539	(991,327)	1,219,714	17,356
Mortgage Securities Fund	1,137,097	110,542	(559,245)	700,060	11,751
Short/Intermediate Fixed Income Securities Fund	1,967,727	215,198	(970,913)	1,220,320	10,410

Conservative Allocation Fund	12/31/11 Market Value	Purchases	Sales	06/30/12 Market Value	Income
Money Market Fund	$166,086	$1,448,159	$(1,571,756)	$42,489	$7
Disciplined Equity Fund	—	374,195	(254,133)	117,657	—
Dividend Capture Fund	248,290	17,375	(219,287)	62,045	1,663
Global Select Markets Fund	122,014	14,127	(101,503)	43,661	—
Growth Fund	730,551	77,572	(651,896)	236,451	586
Income Equity Fund	679,101	79,110	(587,234)	218,979	6,081
International Equity Fund	525,195	61,188	(449,709)	184,235	—
Macro 100 Fund	648,927	48,800	(560,513)	190,699	—
Mid Corp America Fund	237,016	21,667	(220,851)	107,427	—
New Economy Fund	172,852	7,111	(165,619)	—	—
Situs Fund	417,503	31,275	(395,108)	106,393	—
Fixed Income Securities Fund	5,279,315	45,142	(4,047,045)	1,697,406	45,176
Intermediate Government Income Fund	2,464,781	222,338	(1,886,797)	792,823	17,450
Mortgage Securities Fund	1,411,773	101,555	(1,070,878)	455,044	10,793
Short/Intermediate Fixed Income Securities Fund	2,442,796	201,984	(1,863,224)	793,216	10,461

Growth Allocation Fund	12/31/11 Market Value	Purchases	Sales	06/30/12 Market Value	Income
Money Market Fund	$242,736	$1,641,803	$(1,691,270)	$193,269	$10
Disciplined Equity Fund	—	2,024,002	(1,094,930)	948,441	—
Dividend Capture Fund	1,215,602	53,910	(839,597)	500,134	10,291
Global Select Markets Fund	596,904	105,619	(380,351)	351,970	—
Growth Fund	3,571,521	309,685	(2,337,088)	1,905,954	4,772
Income Equity Fund	3,326,710	417,858	(2,189,649)	1,765,189	37,882
International Equity Fund	2,573,980	331,349	(1,606,427)	1,485,105	—
Macro 100 Fund	3,176,372	250,436	(2,126,147)	1,537,123	—
Mid Corp America Fund	1,160,455	65,952	(851,180)	865,836	—
New Economy Fund	845,332	16,419	(633,474)	—	—
Situs Fund	2,042,634	102,566	(1,525,616)	857,439	—
Fixed Income Securities Fund	1,315,105	205,482	(830,582)	696,270	13,030
Intermediate Government Income Fund	613,972	98,382	(386,129)	325,212	5,031
Mortgage Securities Fund	351,592	50,944	(219,407)	186,657	3,312
Short/Intermediate Fixed Income Securities Fund	608,465	96,903	(382,731)	325,374	3,018

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

(4)	Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each of Real Strategies Fund’s holdings in the securities of such issuers is set forth below:

	12/31/11 Market Value	Change in unrealized appreciation (depreciation)	Purchases	Sales	6/30/12 Market Value	Income
Discount Retail Portfolio II DST	$958,307	$(2,215)	$—	$—	$956,092	$39,261
New York Power DST	949,088	6,350	—	—	955,438	34,731
Scotts Gahanna LLC*	1,428,252	(76,409)	—	—	1,351,843	50,256

*	Controlled affiliate in which the Real Strategies Fund owns 25% or more of the outstanding voting securities.

(5)	Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund Structure

Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund (“Investing Funds”), in accordance with their prospectus, seek to achieve their investment objectives by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Investing Funds incur expenses of both the Investing Funds and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6)	Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2012, were as follows:

Fund	Purchases	Sales
Disciplined Equity	$15,472,064	$2,891,138
Dividend Capture Fund	96,606,545	77,595,096
Global Select Markets Fund	20,253,517	20,316,536
Growth Fund	60,271,327	56,151,912
Income Equity Fund	119,557,721	117,969,460
International Equity Fund	26,243,037	31,406,761
Macro 100 Fund	22,019,344	22,088,861
Mid Corp America Fund	27,315,312	23,844,791
Real Strategies Fund	15,148,093	16,714,789
Rotating Markets Fund	40,102,816	39,728,425
Situs Fund	6,450,577	12,399,982
Technical Opportunities Fund	15,484,056	10,303,046
Fixed Income Securities Fund	40,733,867	22,589,084
Intermediate Government Income Fund	17,508,537	15,237,782
Mortgage Securities Fund	20,476,964	14,100,717
Ohio Tax-Free Fund	15,822,958	9,792,853
Short/Intermediate Fixed Income Securities Fund	26,051,542	18,919,680
Balanced Allocation Fund	10,886,181	22,328,630
Conservative Allocation Fund	1,709,438	12,473,798
Growth Allocation Fund	4,129,508	15,403,306

Purchases and sales of long-term U.S. government securities, for the six months ended June 30, 2012, were as follows:

Fund	Purchases	Sales
Fixed Income Securities Fund	$1,942,656	$8,072,275
Intermediate Government Income Fund	11,330,821	13,237,974
Mortgage Securities Fund	17,479,680	13,472,707
Short/Intermediate Fixed Income Securities Fund	—	13,513,275

(7)	Concentration of Credit Risk

Since each of Ohio Municipal Money Market Fund and Ohio Tax-Free Fund invest a substantial portion of their assets in issuers located in the state of Ohio, they will be more susceptible to factors adversely affecting issuers of Ohio than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2012, the securities in the portfolio of investments are backed by letters of credit or bond insurance from various financial institutions and financial guaranty assurance agencies, as indicated on each Fund’s Portfolio of Investments.

(8)	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, imposed capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

Semi-Annual Shareholder Report

(9)	Line of Credit

The Trust participates in a short-term credit agreement (“Line of Credit”) with Citibank, N.A. (“Citi”). Under the terms of the agreement, the Trust may borrow up to $20 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citi receives an annual facility fee of 0.10% on $20 million for providing the Line of Credit. Each fund in the Trust pays a pro-rata portion of this facility fee plus any interest on amounts borrowed. For the six months ended June 30, 2012, the following Funds had borrowings under this Line of Credit.

Fund	Average Daily Loan Balance	Weighted Average Interest Rate	Number of Days Outstanding*	Interest Expense Incurred	Maximum Loan Outstanding
Growth Fund	$4,000,000	1.51%	5	$840	$4,000,000
Situs Fund	2,000,000	1.49%	2	166	2,000,000

*	Number of Days Outstanding represents the total days during the six months ended June 30, 2012 that each Fund utilized the Line of Credit.

As of June 30, 2012, the Funds had no outstanding borrowings under this Line of Credit.

Semi-Annual Shareholder Report

Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses—As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2012 to June 30, 2012.

Actual Expenses—The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, January 1, 2012	Ending Account Value, June 30, 2012	Expenses Paid During Period(1)	Annualized Expense Ratio

Tax-Free Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.00	$1.19	0.24%
	Hypothetical (2)	$1,000.00	$1,023.67	$1.21	0.24%
Class A Shares	Actual	$1,000.00	$1,000.00	$1.19	0.24%
	Hypothetical (2)	$1,000.00	$1,023.67	$1.21	0.24%
Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.00	$1.24	0.25%
	Hypothetical (2)	$1,000.00	$1,023.62	$1.26	0.25%
Class A Shares	Actual	$1,000.00	$1,000.00	$1.24	0.25%
	Hypothetical (2)	$1,000.00	$1,023.62	$1.26	0.25%
Interfund	Actual	$1,000.00	$1,000.00	$1.24	0.25%
	Hypothetical (2)	$1,000.00	$1,023.62	$1.26	0.25%
Ohio Municipal Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.00	$0.99	0.20%
	Hypothetical (2)	$1,000.00	$1,023.87	$1.01	0.20%
Class A Shares	Actual	$1,000.00	$1,000.00	$0.99	0.20%
	Hypothetical (2)	$1,000.00	$1,023.87	$1.01	0.20%
U.S. Treasury Money Market Fund
Trust Shares	Actual	$1,000.00	$1,000.00	$0.35	0.07%
	Hypothetical (2)	$1,000.00	$1,024.52	$0.35	0.07%
Class A Shares	Actual	$1,000.00	$1,000.00	$0.35	0.07%
	Hypothetical (2)	$1,000.00	$1,024.52	$0.35	0.07%

Semi-Annual Shareholder Report

		Beginning Account Value, January 1, 2012	Ending Account Value, June 30, 2012	Expenses Paid During Period(1)	Annualized Expense Ratio
Disciplined Equity Fund
Trust Shares	Actual	$1,000.00	$1,016.30	$6.02	1.20%
	Hypothetical (2)	$1,000.00	$1,018.90	$6.02	1.20%
Class A Shares	Actual	$1,000.00	$1,015.30	$7.27	1.45%
	Hypothetical (2)	$1,000.00	$1,017.65	$7.27	1.45%
Dividend Capture Fund
Trust Shares	Actual	$1,000.00	$1,058.70	$6.81	1.33%
	Hypothetical (2)	$1,000.00	$1,018.25	$6.67	1.33%
Class A Shares	Actual	$1,000.00	$1,058.70	$8.10	1.58%
	Hypothetical (2)	$1,000.00	$1,017.00	$7.93	1.58%
Global Select Markets Fund
Trust Shares	Actual	$1,000.00	$997.90	$9.44	1.90%
	Hypothetical (2)	$1,000.00	$1,015.41	$9.52	1.90%
Class A Shares	Actual	$1,000.00	$995.70	$10.64	2.15%
	Hypothetical (2)	$1,000.00	$1,014.20	$10.74	2.15%
Growth Fund
Trust Shares	Actual	$1,000.00	$1,082.40	$6.13	1.18%
	Hypothetical (2)	$1,000.00	$1,018.98	$5.94	1.18%
Class A Shares	Actual	$1,000.00	$1,081.10	$7.41	1.43%
	Hypothetical (2)	$1,000.00	$1,017.74	$7.19	1.43%
Income Equity Fund
Trust Shares	Actual	$1,000.00	$1,060.00	$6.00	1.17%
	Hypothetical (2)	$1,000.00	$1,019.03	$5.88	1.17%
Class A Shares	Actual	$1,000.00	$1,058.70	$7.28	1.42%
	Hypothetical (2)	$1,000.00	$1,017.79	$7.13	1.42%
International Equity Fund
Trust Shares	Actual	$1,000.00	$1,029.70	$7.96	1.58%
	Hypothetical (2)	$1,000.00	$1,017.02	$7.91	1.58%
Class A Shares	Actual	$1,000.00	$1,028.90	$9.22	1.83%
	Hypothetical (2)	$1,000.00	$1,015.78	$9.16	1.83%
Macro 100 Fund
Trust Shares	Actual	$1,000.00	$1,056.80	$7.06	1.38%
	Hypothetical (2)	$1,000.00	$1,018.00	$6.92	1.38%
Class A Shares	Actual	$1,000.00	$1,055.30	$8.34	1.63%
	Hypothetical (2)	$1,000.00	$1,016.75	$8.18	1.63%
Mid Corp America Fund
Trust Shares	Actual	$1,000.00	$1,079.20	$6.91	1.34%
	Hypothetical (2)	$1,000.00	$1,018.21	$6.71	1.34%
Class A Shares	Actual	$1,000.00	$1,074.00	$8.20	1.59%
	Hypothetical (2)	$1,000.00	$1,016.96	$7.97	1.59%
Real Strategies Fund
Trust Shares	Actual	$1,000.00	$1,002.80	$6.68	1.34%
	Hypothetical (2)	$1,000.00	$1,018.20	$6.73	1.34%
Class A Shares	Actual	$1,000.00	$1,001.40	$7.91	1.59%
	Hypothetical (2)	$1,000.00	$1,016.96	$7.97	1.59%

Semi-Annual Shareholder Report

Supplemental Information (Unaudited) (Continued)

		Beginning Account Value, January 1, 2012	Ending Account Value, June 30, 2012	Expenses Paid During Period(1)	Annualized Expense Ratio
Rotating Markets Fund
Trust Shares	Actual	$1,000.00	$1,045.10	$5.90	1.16%
	Hypothetical (2)	$1,000.00	$1,019.10	$5.82	1.16%
Class A Shares	Actual	$1,000.00	$1,043.70	$7.16	1.41%
	Hypothetical (2)	$1,000.00	$1,017.85	$7.07	1.41%
Situs Fund
Trust Shares	Actual	$1,000.00	$1,081.40	$6.94	1.34%
	Hypothetical (2)	$1,000.00	$1,018.20	$6.72	1.34%
Class A Shares	Actual	$1,000.00	$1,080.30	$8.23	1.59%
	Hypothetical (2)	$1,000.00	$1,016.95	$7.98	1.59%
Technical Opportunites Fund
Trust Shares	Actual	$1,000.00	$933.60	$9.42	1.96%
	Hypothetical (2)	$1,000.00	$1,015.12	$9.82	1.96%
Class A Shares	Actual	$1,000.00	$933.10	$10.62	2.21%
	Hypothetical (2)	$1,000.00	$1,013.87	$11.07	2.21%
Fixed Income Securities Fund
Trust Shares	Actual	$1,000.00	$1,021.80	$5.24	1.04%
	Hypothetical (2)	$1,000.00	$1,019.68	$5.23	1.04%
Class A Shares	Actual	$1,000.00	$1,020.10	$6.48	1.29%
	Hypothetical (2)	$1,000.00	$1,018.45	$6.47	1.29%
Intermediate Government Income Fund
Trust Shares	Actual	$1,000.00	$1,010.60	$5.37	1.07%
	Hypothetical (2)	$1,000.00	$1,019.53	$5.39	1.07%
Class A Shares	Actual	$1,000.00	$1,010.20	$6.61	1.32%
	Hypothetical (2)	$1,000.00	$1,018.28	$6.64	1.32%
Mortgage Securities Fund
Trust Shares	Actual	$1,000.00	$1,025.50	$5.51	1.09%
	Hypothetical (2)	$1,000.00	$1,019.43	$5.49	1.09%
Class A Shares	Actual	$1,000.00	$1,024.10	$6.76	1.34%
	Hypothetical (2)	$1,000.00	$1,018.18	$6.74	1.34%
Ohio Tax-Free Fund
Trust Shares	Actual	$1,000.00	$1,015.50	$5.84	1.17%
	Hypothetical (2)	$1,000.00	$1,019.07	$5.85	1.17%
Class A Shares	Actual	$1,000.00	$1,014.20	$7.09	1.42%
	Hypothetical (2)	$1,000.00	$1,017.82	$7.10	1.42%
Short/Intermediate Fixed Income Securities Fund
Trust Shares	Actual	$1,000.00	$1,009.80	$5.24	1.05%
	Hypothetical (2)	$1,000.00	$1,019.65	$5.27	1.05%
Class A Shares	Actual	$1,000.00	$1,008.60	$6.48	1.30%
	Hypothetical (2)	$1,000.00	$1,018.41	$6.52	1.30%
Balanced Allocation Fund
Class A Shares	Actual	$1,000.00	$1,041.90	$3.41	0.67%
	Hypothetical (2)	$1,000.00	$1,021.52	$3.38	0.67%
Conservative Allocation Fund
Class A Shares	Actual	$1,000.00	$1,026.40	$4.07	0.81%
	Hypothetical (2)	$1,000.00	$1,020.85	$4.05	0.81%

Semi-Annual Shareholder Report

		Beginning Account Value, January 1, 2012	Ending Account Value, June 30, 2012	Expenses Paid During Period(1)	Annualized Expense Ratio
Growth Allocation Fund
Class A Shares	Actual	$1,000.00	$1,054.10	$3.23	0.63%
	Hypothetical (2)	$1,000.00	$1,021.72	$3.18	0.63%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period beginning January 1, 2012 through June 30, 2012. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.
(2)	Hypothetical assumes 5% annual return before expenses.

Semi-Annual Shareholder Report

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonfunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonfunds.com by selecting “Form N-Q”.

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Administrator and Custodian of The Huntington Funds. Huntington Asset Services, Inc. serves as the Sub-Administrator and Sub-Fund Accountant and is affiliated with the Huntington National Bank. Additionally, Brown Brothers Harriman & Co. is the Sub-Custodian of certain of the Funds. Huntington Asset Advisors, Inc., a subsidiary of the Huntington National Bank, serves as Investment Advisor to the Funds. Unified Financial Securities, Inc. serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank.

Mutual funds, including money market funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The Funds’ prospectus and summary prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. You may obtain a current copy of the Funds’ prospectus or summary prospectus by calling 1-800-253-0412.

Cusip 446327298	Cusip 446327108
Cusip 446327272	Cusip 446327207
Cusip 446327520	Cusip 446327496
Cusip 446327538	Cusip 446327306
Cusip 446327488	Cusip 446327405
Cusip 446327462	Cusip 446327702
Cusip 446327199	Cusip 446327801
Cusip 446327173	Cusip 44632P306
Cusip 446327777	Cusip 44632P405
Cusip 446327769	Cusip 446327660
Cusip 446327736	Cusip 446327645
Cusip 446327728	Cusip 446327124
Cusip 446327843	Cusip 446327116
Cusip 446327835	Cusip 446327884
Cusip 446327827	Cusip 446327876
Cusip 446327819	Cusip 446327868
Cusip 446327413	Cusip 446327850
Cusip 446327744	Cusip 446327637
Cusip 446327157	Cusip 446327611
Cusip 446327140	Cusip 446327330
Cusip 446327132	Cusip 446327314
Cusip 446327504	Cusip 446327561
Cusip 446327603	Cusip 446327546

Huntington Funds Shareholder Services: 1-800-253-0412

27057 (08/12)

Semi-Annual Shareholder Report

Balanced Fund

Huntington VA Balanced Fund

Equity Funds

Huntington VA Dividend Capture Fund

Huntington VA Growth Fund

Huntington VA Income Equity Fund

Huntington VA International Equity Fund

Huntington VA Macro 100 Fund

Huntington VA Mid Corp America Fund

Huntington VA Real Strategies Fund

Huntington VA Rotating Markets Fund

Huntington VA Situs Fund

Income Funds

Huntington VA Mortgage Securities Fund

JUNE 30, 2012

Huntington VA Balanced Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2012

Asset Allocation	Percentage of Market Value
Equity Mutual Funds[1]	60.0%
Fixed Income Mutual Funds[1]	37.6%
Cash[1]	2.4%

Total	100.0%

[1]	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2012, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (Unaudited)

June 30, 2012

Shares		Value

	Mutual Funds — 97.6% (a)
589,104	Huntington Fixed Income Securities Fund, Trust Shares	$13,419,789
162,459	Huntington VA Dividend Capture Fund	1,735,065
947,122	Huntington VA Growth Fund	7,756,933
546,832	Huntington VA Income Equity Fund	5,227,710
334,094	Huntington VA International Equity Fund	4,346,565
232,085	Huntington VA Macro 100 Fund	2,176,958
190,986	Huntington VA Mid Corp America Fund	3,508,413
228,470	Huntington VA Mortgage Securities Fund	2,782,767
69,014	Huntington VA Situs Fund	1,098,705

	Total Mutual Funds (Cost $38,219,432)	42,052,905

Shares		Value

	Cash Equivalents — 2.4%
1,036,304	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	$1,036,304

	Total Cash Equivalents (Cost $1,036,304)	1,036,304

	Total Investments (Cost $39,255,736) — 100.0%	43,089,209

	Other Assets in Excess of Liabilities — 0.0%	18,820

	Net Assets — 100.0%	$43,108,029

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of June 30, 2012.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

1

Huntington VA Dividend Capture Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2012

Asset Allocation	Percentage of Market Value
Common Stocks	74.1%
Preferred Stocks	18.3%
Exchange-Traded Funds	2.0%
Cash[1]	1.2%
Short-Term Securities Held as Collateral for Securities Lending	4.4%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2012, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2012

Shares		Value

	Common Stocks — 77.4%
	Consumer Discretionary — 6.4%
3,750	Buckle, Inc./The (a)	$148,388
16,000	D.R. Horton, Inc.	294,080
8,750	Gap, Inc./The	239,400
7,750	Genuine Parts Co.	466,937
31,500	Hillenbrand, Inc.	578,970
6,500	Tupperware Brands Corp.	355,940

		2,083,715

	Consumer Staples — 5.4%
4,000	Colgate-Palmolive Co.	416,400
14,500	ConAgra Foods, Inc.	375,985
25,000	Kroger Co./The	579,750
4,750	Philip Morris International, Inc.	414,485

		1,786,620

	Energy — 12.4%
5,500	Chevron Corp.	580,250
4,500	ConocoPhillips	251,460
8,000	Crosstex Energy LP	131,200
4,000	Enbridge Energy Partners LP (a)	123,080
3,500	Exxon Mobil Corp.	299,495
8,000	Linn Energy LLC	304,800
3,000	Magellan Midstream Partners LP	211,920
2,250	Phillips 66	74,790
2,000	Plains All American Pipeline LP	161,620
7,500	Royal Dutch Shell PLC ADR	505,725
6,500	Sunoco Logistics Partners LP	235,755
13,500	Total SA ADR	606,825
17,250	Valero Energy Corp.	416,587
3,000	Williams Partners LP (a)	156,720

		4,060,227

	Financials — 17.9%
10,750	American Financial Group, Inc.	421,722
10,750	Bank of Hawaii Corp.	493,962
10,000	Bank of Montreal	552,600
9,500	Cullen/Frost Bankers, Inc.	546,155
16,000	Federated Investors, Inc., Class B (a)	349,600

Shares		Value

	Financials — (continued)
8,000	JPMorgan Chase & Co.	$285,840
8,250	MetLife, Inc.	254,513
21,500	NYSE Euronext	549,970
11,500	Royal Bank of Canada (a)	589,030
4,250	Toronto-Dominion Bank/The	332,477
16,000	U.S. Bancorp	514,560
16,750	Waddell & Reed Financial, Inc., Class A	507,190
14,000	Wells Fargo & Co.	468,160

		5,865,779

	Health Care — 5.1%
5,500	Abbott Laboratories	354,585
6,750	AstraZeneca PLC ADR	302,063
8,000	Baxter International, Inc.	425,200
6,500	Cardinal Health, Inc., Class A	273,000
8,000	Merck & Co., Inc.	334,000

		1,688,848

	Industrials — 6.6%
6,750	3M Co.	604,800
12,500	Brady Corp., Class A	343,875
12,000	CSX Corp.	268,320
1,000	General Electric Co.	20,840
11,000	Rockwell Collins, Inc.	542,850
11,500	Waste Management, Inc.	384,100

		2,164,785

	Information Technology — 6.6%
13,000	Cisco Systems, Inc.	223,210
7,750	Harris Corp.	324,337
20,000	Intel Corp.	533,000
13,000	Microsoft Corp.	397,670
5,250	Paychex, Inc.	164,903
18,624	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	259,991
11,000	Total System Services, Inc.	263,230

		2,166,341

See Notes which are an integral part of the Financial Statements.

2

Huntington VA Dividend Capture Fund

Portfolio of Investments (continued)

June 30, 2012

Shares		Value

	Common Stocks — (continued)
	Materials — 2.1%
8,250	Freeport-McMoRan Copper & Gold, Inc.	$281,078
13,000	Sonoco Products Co.	391,950

		673,028

	Real Estate Investment Trusts — 8.1%
1,000	Boston Properties, Inc.	108,370
2,500	EastGroup Properties, Inc.	133,250
3,000	Entertainment Properties Trust	123,330
3,000	HCP, Inc.	132,450
5,000	Highwoods Properties, Inc.	168,250
3,500	Home Properties, Inc.	214,760
19,000	Kimco Realty Corp.	361,570
7,500	Liberty Property Trust	276,300
3,250	Mid-America Apartment Communities, Inc.	221,780
2,500	National Health Investors, Inc.	127,300
8,500	Omega Healthcare Investors, Inc.	191,250
5,000	ProLogis, Inc.	166,150
874	Simon Property Group, Inc.	136,047
4,500	Ventas, Inc.	284,040

		2,644,847

	Telecommunication Services — 3.1%
7,250	AT&T, Inc.	258,535
5,500	Verizon Communications, Inc.	244,420
18,750	Vodafone Group PLC ADR	528,375

		1,031,330

	Utilities — 3.7%
9,750	Duke Energy Corp.	224,835
10,250	Exelon Corp.	385,605
17,000	Hawaiian Electric Industries, Inc.	484,840
4,000	PPL Corp.	111,240

		1,206,520

	Total Common Stocks (Cost $24,493,755)	25,372,040

	Preferred Stocks — 19.1%
	Financials — 13.0%
15,000	Allianz SE, 8.375%	391,500
5,000	American Financial Group, Inc., 7.000%	135,000
2,500	Ameriprise Financial, Inc., 7.750%	70,675
4,000	Axis Capital Holdings Ltd., Series C, 6.875%	107,160
20,000	BB&T Capital Trust V, 8.950%	503,800
1,000	Charles Schwab Corp./The, Series B, 6.000%	26,060
14,000	Credit Suisse Guernsey, 7.900%	364,420

Shares		Value

	Financials — (continued)
4,000	JPMorgan Chase Capital XXIX, 6.700%	$102,520
7,000	KKR Financial Holdings LLC, 8.375%	189,070
16,000	M&T Capital Trust IV, 8.500%	412,000
8,000	Morgan Stanley Capital Trust, 6.600%	192,400
4,000	PartnerRe Ltd., Series E, 7.250%	107,200
21,000	PNC Capital Trust E, 7.750%	530,670
16,000	Prudential Financial, Inc., 9.000%	434,560
4,000	Raymond James Financial, Inc., 6.900%	108,560
1,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	25,400
21,000	Wells Fargo Capital Trust XII, 7.875%	543,690

		4,244,685

	Real Estate Investment Trusts — 2.5%
10,500	Kimco Realty Corp., Series G, 7.750%	269,325
4,000	Realty Income Corp., Series F, 6.625%	108,000
16,000	Vornado Realty LP, 7.875%	448,000

		825,325

	Telecommunication Services — 0.7%
9,000	Qwest Corp., 7.500%	238,050

	Utilities — 2.9%
12,000	Dominion Resources, Inc., Class A, 8.375%	344,400
17,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	488,070
4,000	Xcel Energy, Inc., 7.600%	107,000

		939,470

	Total Preferred Stocks (Cost $5,920,730)	6,247,530

	Exchange-Traded Funds — 2.1%
2,000	iShares S&P 500 Value Index Fund	124,560
20,000	Technology Select Sector SPDR Fund (a)	575,000

	Total Exchange-Traded Funds (Cost $485,930)	699,560

	Cash Equivalents — 1.2%
406,833	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	406,833

	Total Cash Equivalents (Cost $406,833)	406,833

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

3

Huntington VA Dividend Capture Fund

Portfolio of Investments (continued)

June 30, 2012

Shares		Value

	Short-Term Securities Held as Collateral for Securities Lending — 4.6%
1,498,313	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (c)	$1,498,313

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,498,313)	1,498,313

Value

Total Investments (Cost $32,805,561) — 104.4%	$34,224,276

Liabilities in Excess of Other Assets — (4.4)%	(1,438,355)

Net Assets — 100.0%	$32,785,921

(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $1,468,934.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of June 30, 2012.

ADR	—American Depositary Receipt

See Notes which are an integral part of the Financial Statements.

4

Huntington VA Growth Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2012

Asset Allocation	Percentage of Market Value
Information Technology	33.4%
Health Care	13.7%
Consumer Staples	13.2%
Energy	11.1%
Consumer Discretionary	8.7%
Industrials	7.5%
Financials	3.5%
Materials	3.3%
Short-Term Securities Held as Collateral for Securities Lending	2.1%
Real Estate Investment Trusts	1.5%
Cash[1]	0.9%
Telecommunication Services	0.6%
Utilities	0.5%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2012, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2012

Shares		Value

	Common Stocks — 97.8%
	Consumer Discretionary — 8.7%
2,290	Advance Auto Parts, Inc.	$156,224
370	Chipotle Mexican Grill, Inc.*	140,582
2,630	Home Depot, Inc./The	139,364
1,690	NIKE, Inc., Class B	148,348
1,000	Panera Bread Co., Class A*	139,440
4,090	Ross Stores, Inc.	255,502
3,580	Starbucks Corp.	190,886
1,590	VF Corp.	212,185
2,780	Yum! Brands, Inc.	179,088

		1,561,619

	Consumer Staples — 13.3%
12,130	Altria Group, Inc.	419,091
3,710	Church & Dwight Co., Inc.	205,794
5,100	Coca-Cola Co./The	398,769
3,360	Costco Wholesale Corp.	319,200
8,370	Hain Celestial Group, Inc./The*	460,685
6,010	Whole Foods Market, Inc.	572,873

		2,376,412

	Energy — 11.2%
2,010	CARBO Ceramics, Inc. (a)	154,227
1,660	Chevron Corp.	175,130
5,470	Energy Transfer Partners LP (a)	241,719
6,110	Enterprise Products Partners LP	313,076
3,380	EOG Resources, Inc.	304,572
2,180	Exxon Mobil Corp.	186,543
2,920	Lufkin Industries, Inc.	158,614
4,900	Schlumberger Ltd.	318,059

Shares		Value

	Energy — (continued)
3,190	Transocean Ltd.	$142,689

		1,994,629

	Financials — 3.5%
1,620	Franklin Resources, Inc.	179,804
740	Goldman Sachs Group, Inc./The	70,936
4,090	JPMorgan Chase & Co.	146,136
1,300	PNC Financial Services Group, Inc.	79,443
4,390	Wells Fargo & Co.	146,802

		623,121

	Health Care — 13.8%
5,050	Abbott Laboratories	325,573
7,730	Bristol-Myers Squibb Co.	277,893
2,040	Cardinal Health, Inc., Class A	85,680
3,920	Edwards LifeSciences Corp.*	404,936
3,917	Express Scripts Holding Co.*	218,686
7,710	Merck & Co., Inc.	321,892
2,882	Novo-Nordisk A/S ADR	418,870
6,170	Pfizer, Inc.	141,910
4,890	Stryker Corp.	269,439

		2,464,879

	Industrials — 7.5%
2,870	Caterpillar, Inc.	243,692
3,450	Cummins, Inc.	334,339
4,140	Deere & Co.	334,802
3,400	Illinois Tool Works, Inc.	179,826
1,300	W.W. Grainger, Inc.	248,612

		1,341,271

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

5

Huntington VA Growth Fund

Portfolio of Investments (continued)

June 30, 2012

Shares		Value

	Common Stocks — (continued)
	Information Technology — 33.7%
3,200	Apple, Inc.*	$1,868,800
1,870	Baidu, Inc. ADR*	215,013
7,120	Broadcom Corp., Class A	240,656
13,720	Cisco Systems, Inc.	235,572
5,140	eBay, Inc.*	215,931
7,700	EMC Corp.*	197,351
420	Google, Inc., Class A*	243,629
16,210	Intel Corp.	431,996
4,110	International Business Machines Corp.	803,834
14,740	Microsoft Corp.	450,897
6,300	QUALCOMM, Inc.	350,784
5,680	Rackspace Hosting, Inc.*	249,579
5,570	Red Hat, Inc.*	314,594
1,640	Visa, Inc., Class A	202,753

		6,021,389

	Materials — 3.4%
3,540	Du Pont (E.I.) de Nemours & Co.	179,018
6,050	International Paper Co.	174,906
1,750	Nucor Corp.	66,325
1,670	Praxair, Inc.	181,579

		601,828

	Real Estate Investment Trusts — 1.6%
2,550	Mid-America Apartment Communities, Inc.	174,012
660	Simon Property Group, Inc.	102,736

		276,748

	Telecommunication Services — 0.6%
2,400	Verizon Communications, Inc.	106,656

	Utilities — 0.5%
1,350	Sempra Energy	92,988

	Total Common Stocks (Cost $15,513,744)	17,461,540

Shares		Value

	Cash Equivalents — 0.9%
157,202	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	$157,202

	Total Cash Equivalents (Cost $157,202)	157,202

	Short-Term Securities Held as Collateral for Securities Lending — 2.2%
386,235	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (c)	386,235

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $386,235)	386,235

	Total Investments (Cost $16,057,181) — 100.9%	18,004,977

	Liabilities in Excess of Other Assets — (0.9)%	(151,886)

	Net Assets — 100.0%	$17,853,091

(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $378,662.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2012.
*	Non-income producing security.

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements.

6

Huntington VA Income Equity Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2012

Asset Allocation	Percentage of Market Value
Financials	15.4%
Information Technology	11.8%
Energy	11.3%
Real Estate Investment Trusts	9.7%
Industrials	9.6%
Consumer Discretionary	9.4%
Consumer Staples	7.5%
Health Care	7.2%
Utilities	5.2%
Short-Term Securities Held as Collateral for Securities Lending	4.7%
Telecommunication Services	4.4%
Materials	2.9%
Cash[1]	0.9%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2012, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2012

Shares		Value

	Common Stocks — 98.8%
	Consumer Discretionary — 9.9%
15,200	Best Buy Co., Inc. (a)	$318,592
11,500	Comcast Corp., Class A	367,655
25,900	Gannett Co., Inc.	381,507
16,500	Shaw Communications, Inc., Class B	312,015
23,300	Staples, Inc.	304,065
4,500	Time Warner Cable, Inc., Class A	369,450

		2,053,284

	Consumer Staples — 7.9%
10,700	Altria Group, Inc.	369,685
4,500	Kimberly-Clark Corp.	376,965
3,700	Philip Morris International, Inc.	322,862
10,000	Sysco Corp.	298,100
9,200	Walgreen Co.	272,136

		1,639,748

	Energy — 11.9%
8,100	BP PLC ADR	328,374
3,100	Chevron Corp.	327,050
5,100	ConocoPhillips	284,988
6,300	Enterprise Products Partners LP	322,812
3,800	Exxon Mobil Corp.	325,166
7,400	Marathon Petroleum Corp.	332,408
4,500	Royal Dutch Shell PLC ADR	303,435
8,300	Spectra Energy Corp.	241,198

		2,465,431

Shares		Value

	Financials — 16.1%
5,800	Bank of Montreal	$320,508
6,000	Bank of Nova Scotia	310,740
24,800	Barclays PLC ADR (a)	255,440
11,200	BB&T Corp.	345,520
4,200	Canadian Imperial Bank of Commerce	295,428
7,300	HSBC Holdings PLC ADR	322,149
5,300	Royal Bank of Canada	271,466
10,500	Sun Life Financial, Inc.	228,480
5,200	Travelers Cos., Inc./The	331,968
10,400	U.S. Bancorp	334,464
10,100	Wells Fargo & Co.	337,744

		3,353,907

	Health Care — 7.6%
4,500	Abbott Laboratories	290,115
5,800	AstraZeneca PLC ADR	259,550
8,400	Eli Lilly & Co.	360,444
8,700	Merck & Co., Inc.	363,225
13,200	Pfizer, Inc.	303,600

		1,576,934

	Industrials — 10.0%
6,400	Eaton Corp.	253,632
15,500	General Electric Co.	323,020
5,000	Illinois Tool Works, Inc.	264,450
16,300	Koninklijke (Royal) Philips Electronics NV	320,621

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

7

Huntington VA Income Equity Fund

Portfolio of Investments (continued)

June 30, 2012

Shares		Value

	Common Stocks — (continued)
	Industrials — (continued)
3,500	Lockheed Martin Corp.	$304,780
27,300	R.R. Donnelley & Sons Co. (a)	321,321
8,800	Waste Management, Inc.	293,920

		2,081,744

	Information Technology — 12.3%
21,600	Applied Materials, Inc.	247,536
12,100	CA, Inc.	327,789
15,800	Cisco Systems, Inc.	271,286
13,800	Hewlett-Packard Co.	277,518
12,300	Intel Corp.	327,795
10,000	Microsoft Corp.	305,900
9,600	Paychex, Inc.	301,536
7,900	Seagate Technology PLC	195,367
39,200	Xerox Corp.	308,504

		2,563,231

	Materials — 3.0%
3,600	Air Products & Chemicals, Inc.	290,628
8,400	Lyondellbasell Industries N.V.	338,268

		628,896

	Real Estate Investment Trusts — 10.1%
4,000	Health Care REIT, Inc.	233,200
12,200	Hospitality Properties Trust	302,194
17,800	Kimco Realty Corp.	338,734
11,700	Mack-Cali Realty Corp.	340,119
7,900	ProLogis, Inc.	262,517
1,700	Simon Property Group, Inc.	264,622
5,800	Ventas, Inc.	366,096

		2,107,482

	Telecommunication Services — 4.6%
8,800	AT&T, Inc.	313,808
7,200	Verizon Communications, Inc.	319,968
33,200	Windstream Corp. (a)	320,712

		954,488

Shares		Value

	Utilities — 5.4%
4,200	Entergy Corp.	$285,138
7,400	Exelon Corp.	278,388
6,200	PG&E Corp.	280,674
10,100	PPL Corp.	280,881

		1,125,081

	Total Common Stocks (Cost $18,898,375)	20,550,226

	Cash Equivalents — 1.0%
207,982	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	207,982

	Total Cash Equivalents (Cost $207,982)	207,982

	Short-Term Securities Held as Collateral for Securities Lending — 4.9%
1,025,354	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (c)	1,025,354

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,025,354)	1,025,354

	Total Investments (Cost $20,131,711) — 104.7%	21,783,562

	Liabilities in Excess of Other Assets — (4.7)%	(978,149)

	Net Assets — 100.0%	$20,805,413

(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $1,005,249.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2012.

ADR	—American Depositary Receipt

See Notes which are an integral part of the Financial Statements.

8

Huntington VA International Equity Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2012

Asset Allocation	Percentage of Market Value
United Kingdom	20.4%
Japan	14.0%
Cash[1]	11.0%
France	7.5%
Switzerland	6.4%
Sweden	5.0%
Singapore	4.8%
Short-Term Securities Held as Collateral for Securities Lending	4.5%
Germany	4.5%
Exchanged-Traded Funds	4.1%
Mexico	3.2%
Hong Kong	3.2%
Italy	3.1%
Israel	1.7%
Australia	1.6%
Canada	1.5%
Taiwan	1.3%
Republic of South Korea	1.1%
United States	1.1%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2012, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2012

Shares		Value

	Common Stocks — 83.8%
	Australia — 1.7%
	Materials — 1.7%
15,200	BHP Billiton Ltd.	$489,269

	Canada — 1.6%
	Energy — 1.6%
14,170	Cenovus Energy, Inc.	450,606

	France — 7.8%
	Energy — 1.7%
2,400	Total SA (a)	107,828
8,600	Total SA ADR	386,570

		494,398

	Financials — 3.2%
33,909	AXA SA ADR	452,007
12,347	BNP Paribas	474,019

		926,026

	Health Care — 1.3%
5,000	Sanofi-Aventis	378,029

	Utilities — 1.6%
10,600	GDF Suez	251,602

Shares		Value

	Utilities — (continued)
9,323	GDF Suez ADR	$221,794

		473,396

		2,271,849

	Germany — 4.6%
	Consumer Staples — 1.4%
6,400	Henkel AG & Co. KGaA	424,183

	Industrials — 3.2%
17,200	GEA Group AG	456,475
2,636	Siemens AG ADR	221,609
3,000	Siemens AG	251,117

		929,201

		1,353,384

	Hong Kong — 3.3%
	Consumer Discretionary — 1.8%
279,000	Li & Fung Ltd.	532,971

	Financials — 1.5%
79,800	Wharf (Holdings) Ltd./The	437,677

		970,648

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

9

Huntington VA International Equity Fund

Portfolio of Investments (continued)

June 30, 2011

Shares		Value

	Common Stocks — (continued)
	Israel — 1.8%
	Health Care — 1.8%
12,900	Teva Pharmaceutical Industries Ltd. ADR	$508,776

	Italy — 3.2%
	Energy — 3.2%
29,200	Eni SpA	620,105
7,300	Saipem SpA	323,264

		943,369

	Japan — 14.6%
	Consumer Discretionary — 2.0%
16,610	Honda Motor Co. Ltd. ADR	575,703

	Consumer Staples — 1.2%
6,000	Unicharm Corp.	341,152

	Industrials — 4.2%
2,700	FANUC Ltd.	437,418
15,000	KOMATSU Ltd.	352,411
12,500	Makita Corp.	433,634

		1,223,463

	Information Technology — 5.5%
10,051	Canon, Inc. ADR	401,437
18,000	Hoya Corp.	393,395
1,870	KEYENCE Corp.	458,990
6,800	Murata Manufacturing Co. Ltd.	353,462

		1,607,284

	Materials — 1.7%
39,000	Kuraray Co. Ltd.	501,070

		4,248,672

	Mexico — 3.4%
	Consumer Staples — 1.8%
5,700	Fomento Economico Mexicano SAB de CV ADR (a)	508,725

	Telecommunication Services — 1.6%
17,900	America Movil SA de CV, Series L ADR (a)	466,474

		975,199

	Republic of South Korea — 1.1%
	Materials — 1.1%
4,100	POSCO ADR (a)	329,804

	Singapore — 5.0%
	Financials — 1.7%
46,600	DBS Group Holdings Ltd.	510,236

	Industrials — 1.7%
60,300	Keppel Corp Ltd.	489,350

	Telecommunication Services — 1.6%
17,805	Singapore Telecommunications Ltd. ADR	466,313

		1,465,899

Shares		Value

	Sweden — 5.3%
	Consumer Discretionary — 2.1%
16,600	Hennes & Mauritz AB	$593,665

	Industrials — 1.8%
46,300	Volvo AB	527,067

	Materials — 1.4%
27,700	Svenska Cellulosa AB (SCA)	414,433

		1,535,165

	Switzerland — 6.6%
	Consumer Staples — 1.6%
7,800	Nestle SA	464,760

	Financials — 1.4%
5,600	ACE Ltd.	415,128

	Health Care — 2.0%
10,590	Novartis AG ADR	591,981

	Materials — 1.6%
6,730	Syngenta AG ADR	460,601

		1,932,470

	Taiwan — 1.4%
	Information Technology — 1.4%
29,077	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	405,915

	United Kingdom — 21.3%
	Consumer Discretionary — 3.7%
68,000	Greene King PLC	586,234
24,750	Pearson PLC ADR	491,288

		1,077,522

	Consumer Staples — 3.2%
100,400	Tesco PLC	487,495
13,500	Unilever PLC	453,277

		940,772

	Energy — 1.6%
22,250	BG Group PLC ADR	457,015

	Financials — 3.4%
155,000	Barclays PLC	395,298
26,875	Standard Chartered PLC	582,702

		978,000

	Health Care — 2.0%
12,645	GlaxoSmithKline PLC ADR	576,233

	Industrials — 1.9%
41,900	Rolls-Royce Holdings PLC *	562,997

	Telecommunication Services — 3.7%
160,000	BT Group PLC	529,700
194,000	Vodafone Group PLC	544,585

		1,074,285

	Utilities — 1.8%
8,525	SSE PLC ADR	186,783
16,100	SSE PLC	350,718

		537,501

		6,204,325

See Notes which are an integral part of the Financial Statements.

10

Huntington VA International Equity Fund

Portfolio of Investments (continued)

June 30, 2011

Shares		Value

	Common Stocks — (continued)
	United States — 1.1%
	Energy — 1.1%
5,080	Schlumberger Ltd.	$329,743

	Total Common Stocks (Cost $23,813,151)	24,415,093

	Exchange-Traded Funds — 4.3%
40,000	iShares MSCI Japan Index Fund	376,400
20,000	iShares MSCI Malaysia Index Fund	285,400
6,000	iShares MSCI South Korea Index Fund	328,860
22,100	iShares MSCI Taiwan Index Fund	270,283

	Total Exchange-Traded Funds (Cost $1,190,615)	1,260,943

	Cash Equivalents — 11.5%
3,357,570	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	3,357,570

	Total Cash Equivalents (Cost $3,357,570)	3,357,570

Shares		Value

	Short-Term Securities Held as Collateral for Securities Lending — 4.7%
1,370,438	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (c)	$1,370,438

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,370,438)	1,370,438

	Total Investments (Cost $29,731,774) — 104.3%	30,404,044

	Liabilities in Excess of Other Assets — (4.3)%	(1,256,620)

	Net Assets — 100.0%	$29,147,424

(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $1,339,970.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2012.

*	Non-income producing security.

ADR	—American Depositary Receipt

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

11

Huntington VA Macro 100 Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2012

Asset Allocation	Percentage of Market Value
Information Technology	17.5%
Financials	12.4%
Energy	11.6%
Health Care	10.8%
Industrials	10.1%
Consumer Staples	9.4%
Consumer Discretionary	8.5%
Cash[1]	7.6%
Utilities	3.8%
Materials	3.8%
Telecommunication Services	2.5%
Short-Term Securities Held as Collateral for Securities Lending	2.0%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2012, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2012

Shares		Value

	Common Stocks — 92.3%
	Consumer Discretionary — 8.7%
4,340	D.R. Horton, Inc.	$79,769
3,700	International Game Technology	58,275
2,330	Leggett & Platt, Inc. (a)	49,233
2,000	Marriott International, Inc., Class A	78,400
4,230	News Corp., Class A	94,287
1,420	Target Corp.	82,630
950	TJX Cos., Inc./The	40,784
210	VF Corp.	28,025
1,325	Viacom, Inc., Class A	62,301
1,220	Walt Disney Co./The	59,170

		632,874

	Consumer Staples — 9.5%
950	Clorox Co./The	68,837
500	Colgate-Palmolive Co.	52,050
1,590	ConAgra Foods, Inc.	41,229
2,120	Kraft Foods, Inc., Class A	81,874
3,820	Kroger Co./The	88,586
1,160	PepsiCo, Inc.	81,966
1,465	Procter & Gamble Co.	89,731
2,440	Walgreen Co.	72,175
1,690	Wal-Mart Stores, Inc.	117,827

		694,275

	Energy — 11.8%
630	Anadarko Petroleum Corp.	41,706
430	Apache Corp.	37,793
1,060	Chevron Corp.	111,830
1,300	ConocoPhillips	72,644

Shares		Value

	Energy — (continued)
4,100	Denbury Resources, Inc. *	$61,951
1,220	Diamond Offshore Drilling, Inc.	72,139
2,013	Exxon Mobil Corp.	172,252
1,940	Marathon Oil Corp.	49,606
1,600	Marathon Petroleum Corp.	71,872
1,200	Murphy Oil Corp.	60,348
3,050	Peabody Energy Corp.	74,786
1,350	Tesoro Corp. *	33,696

		860,623

	Financials — 12.7%
2,530	Allstate Corp./The	88,778
1,430	American Express Co.	83,240
2,650	BB&T Corp.	81,752
1,080	Berkshire Hathaway, Inc., Class B *	89,996
1,870	Discover Financial Services	64,665
2,400	Federated Investors, Inc., Class B (a)	52,440
8,780	Hudson City Bancorp, Inc.	55,929
1,550	PNC Financial Services Group, Inc.	94,720
1,470	State Street Corp.	65,621
1,050	Torchmark Corp.	53,078
2,010	U.S. Bancorp	64,642
2,120	Unum Group	40,556
2,530	Wells Fargo & Co.	84,603

		920,020

	Health Care — 11.0%
530	Amgen, Inc.	38,711
1,280	Baxter International, Inc.	68,032
860	Becton, Dickinson & Co.	64,285

See Notes which are an integral part of the Financial Statements.

12

Huntington VA Macro 100 Fund

Portfolio of Investments (continued)

June 30, 2012

Shares		Value

	Common Stocks — (continued)
	Health Care — (continued)
1,740	Eli Lilly & Co.	$74,663
2,640	Forest Laboratories, Inc. *	92,374
1,060	Johnson & Johnson	71,614
790	McKesson Corp.	74,062
2,430	Medtronic, Inc.	94,114
2,180	Patterson Cos., Inc.	75,145
3,970	Pfizer, Inc.	91,310
10,580	Tenet Healthcare Corp. *	55,439

		799,749

	Industrials — 10.3%
780	3M Co.	69,888
310	Caterpillar, Inc.	26,322
850	Deere & Co.	68,739
1,060	Emerson Electric Co.	49,375
1,160	Honeywell International, Inc.	64,774
2,040	Iron Mountain, Inc.	67,238
960	L-3 Communications Holdings, Inc.	71,050
825	Northrop Grumman Corp.	52,627
540	Pall Corp.	29,597
390	Parker Hannifin Corp.	29,983
2,120	Quanta Services, Inc. *	51,028
580	Stericycle, Inc. *	53,169
500	Union Pacific Corp.	59,655
710	United Parcel Service, Inc., Class B	55,920

		749,365

	Information Technology — 17.9%
6,500	Advanced Micro Devices, Inc. *	37,245
2,120	Analog Devices, Inc.	79,860
420	Apple, Inc.	245,280
5,290	Applied Materials, Inc.	60,623
1,950	Autodesk, Inc. *	68,230
4,060	Cisco Systems, Inc.	69,710
630	Cognizant Technology Solutions Corp., Class A *	37,800
1,690	Computer Sciences Corp.	41,946
3,390	Corning, Inc.	43,833
4,800	Dell, Inc. *	60,096
110	Google, Inc., Class A *	63,808
3,700	Intel Corp.	98,605
585	International Business Machines Corp.	114,414
1,400	Jabil Circuit, Inc.	28,462
2,330	Lexmark International, Inc., Class A	61,931
3,910	Microsoft Corp.	119,607
5,610	SAIC, Inc.	67,993

		1,299,443

	Materials — 3.9%
1,590	Bemis Co., Inc.	49,831
2,620	Dow Chemical Co./The	82,530

Shares		Value

	Materials — (continued)
3,220	Freeport-McMoRan Copper & Gold, Inc.	$109,705
1,060	Nucor Corp.	40,174

		282,240

	Telecommunication Services — 2.6%
2,120	AT&T, Inc.	75,599
450	CenturyLink, Inc.	17,771
3,700	MetroPCS Communications, Inc. *	22,385
1,640	Verizon Communications, Inc.	72,882

		188,637

	Utilities — 3.9%
810	Consolidated Edison, Inc.	50,374
990	Entergy Corp.	67,211
1,020	Exelon Corp.	38,372
2,120	Pepco Holdings, Inc. (a)	41,488
1,150	Public Service Enterprise Group, Inc.	37,375
2,640	TECO Energy, Inc.	47,678

		282,498

	Total Common Stocks (Cost $6,218,030)	6,709,724

	Cash Equivalents — 7.7%
561,697	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	561,697

	Total Cash Equivalents (Cost $561,697)	561,697

	Short-Term Securities Held as Collateral for Securities Lending — 2.1%
149,781	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (c)	149,781

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $149,781)	149,781

	Total Investments (Cost $6,929,508) — 102.1%	7,421,202

	Liabilities in Excess of Other Assets — (2.1)%	(155,499)

	Net Assets — 100.0%	$7,265,703

(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $146,844.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2012.

*	Non-income producing security.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

13

Huntington VA Mid Corp America Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2012

Asset Allocation	Percentage of Market Value
Information Technology	19.0%
Industrials	16.3%
Health Care	10.8%
Financials	10.7%
Consumer Discretionary	8.6%
Real Estate Investment Trusts	8.3%
Energy	6.8%
Materials	6.2%
Consumer Staples	5.4%
Cash[1]	4.3%
Utilities	2.2%
Short-Term Securities Held as Collateral for Securities Lending	0.9%
Telecommunication Services	0.5%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2012, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2012

Shares		Value

	Common Stocks — 94.7%
	Consumer Discretionary — 8.6%
1,310	Advance Auto Parts, Inc.	$89,368
1,500	American Public Education, Inc. (a)*	48,000
4,520	Bob Evans Farms, Inc.	181,704
6,540	D.R. Horton, Inc.	120,205
3,700	Guess?, Inc.	112,369
7,260	Iconix Brand Group, Inc.*	126,832
4,630	Kohl’s Corp.	210,619
7,868	Nordstrom, Inc.	390,961
4,420	PetSmart, Inc.	301,356
1,250	Ralph Lauren Corp.	175,075
2,840	Ross Stores, Inc.	177,415
3,270	Vitamin Shoppe, Inc.*	179,621
3,540	Wolverine World Wide, Inc.	137,281

		2,250,806

	Consumer Staples — 5.4%
11,560	Church & Dwight Co., Inc.	641,233
4,670	Constellation Brands, Inc., Class A*	126,370
1,750	Diamond Foods, Inc. (a)	31,220
8,300	Dr. Pepper Snapple Group, Inc.	363,125
6,430	Harris Teeter Supermarkets, Inc.	263,566

		1,425,514

	Energy — 6.8%
1,500	Baker Hughes, Inc.	61,650
1,330	CARBO Ceramics, Inc. (a)	102,051
9,528	Chesapeake Energy Corp.	177,221
5,780	Helmerich & Payne, Inc.	251,314

Shares		Value

	Energy — (continued)
5,200	Murphy Oil Corp.	$261,508
5,624	Noble Energy, Inc.	477,028
5,320	Oceaneering International, Inc.	254,615
1,931	Superior Energy Services, Inc.*	39,064
1,993	Unit Corp.*	73,522
6,638	Weatherford International Ltd.*	83,838

		1,781,811

	Financials — 10.7%
10,610	Brown & Brown, Inc.	289,335
4,940	Community Bank System, Inc.	133,973
4,940	Cullen/Frost Bankers, Inc.	284,001
9,150	Discover Financial Services	316,407
780	Everest Re Group Ltd.	80,722
26,520	First Niagara Financial Group, Inc.	202,878
3,900	Invesco Ltd.	88,140
1,800	Jones Lang LaSalle, Inc.	126,666
5,700	Montpelier Re Holdings Ltd.	121,353
8,140	Principal Financial Group, Inc.	213,512
3,930	Prosperity Bancshares, Inc.	165,178
2,050	T. Rowe Price Group, Inc.	129,068
8,260	Torchmark Corp.	417,543
11,768	Unum Group	225,122

		2,793,898

	Health Care — 10.8%
6,780	AmerisourceBergen Corp.	266,793
4,400	Cepheid, Inc.*	196,900
1,500	Computer Programs & Systems, Inc.	85,830

See Notes which are an integral part of the Financial Statements.

14

Huntington VA Mid Corp America Fund

Portfolio of Investments (continued)

June 30, 2012

Shares		Value

	Common Stocks — (continued)
	Health Care — (continued)
4,057	Coventry Health Care, Inc.	$128,972
11,156	Life Technologies Corp.*	501,908
21,600	Mylan, Inc.*	461,592
2,900	Quest Diagnostics, Inc.	173,710
5,840	St. Jude Medical, Inc.	233,074
5,083	Thermo Fisher Scientific, Inc.	263,859
7,020	Watson Pharmaceutical, Inc.*	519,410

		2,832,048

	Industrials — 16.3%
6,400	AECOM Technology Corp.*	105,280
1,875	Alliant Techsystems, Inc.	94,819
4,000	BorgWarner, Inc.*	262,360
5,400	CNH Global NV*	209,844
8,512	Cooper Industries PLC	580,348
4,500	Corrections Corp. of America	132,525
2,900	Elbit Systems Ltd.	100,340
550	Flowserve Corp.	63,112
3,600	GrafTech International Ltd.*	34,740
7,640	Jacobs Engineering Group, Inc.*	289,250
9,600	John Bean Technologies Corp.	130,272
9,738	Kennametal, Inc.	322,815
3,549	L-3 Communications Holdings, Inc.	262,661
4,234	Parker Hannifin Corp.	325,510
3,120	Rockwell International Corp.	206,107
11,570	Rollins, Inc.	258,821
3,800	Ryder System, Inc.	136,838
2,110	Stericycle, Inc.*	193,424
9,840	Timken Co.	450,574
1,800	UniFirst Corp.	114,750

		4,274,390

	Information Technology — 19.0%
2,000	Amdocs Ltd.*	59,440
11,220	Autodesk, Inc.*	392,588
3,430	BMC Software, Inc.*	146,392
4,400	Broadcom Corp., Class A	148,720
7,310	Citrix Systems, Inc.*	613,601
9,600	CTS Corp.	90,432
5,905	Fidelity National Information Services, Inc.	201,242
2,500	Fiserv, Inc.*	180,550
1,810	FleetCor Technologies, Inc.*	63,422
12,882	FLIR Systems, Inc.	251,199
5,900	Harris Corp.	246,915
4,930	j2 Global, Inc. (a)	130,251
5,200	JDA Software Group, Inc.*	154,388
4,650	Molex, Inc.	111,321
5,548	NCR Corp.*	126,106
3,200	NetApp, Inc.*	101,824
8,900	NVIDIA Corp.*	122,998
20,220	ON Semiconductor Corp.*	143,562
7,890	Paychex, Inc.	247,825
4,660	Progress Software Corp.*	97,254
4,900	Riverbed Technology, Inc.*	79,135

Shares		Value

	Information Technology — (continued)
3,120	SanDisk Corp.*	$113,818
9,700	Synopsys, Inc.*	285,471
3,700	Syntel, Inc.	224,590
9,068	Teradata Corp.*	652,987

		4,986,031

	Materials — 6.1%
4,800	Albemarle Corp.	286,272
3,300	AptarGroup, Inc.	168,465
2,200	Ball Corp.	90,310
3,260	Cia de Minas Buenaventura SA	123,815
9,700	FMC Corp.	518,756
2,250	PPG Industries, Inc.	238,770
1,100	Schnitzer Steel Industries, Inc.	30,822
1,700	Silver Wheaton Corp.	45,628
3,600	Sonoco Products Co.	108,540

		1,611,378

	Real Estate Investment Trusts — 8.3%
2,560	Alexandria Real Estate Equities, Inc.	186,163
4,860	Entertainment Properties Trust	199,795
1,700	Federal Realty Investment Trust	176,953
4,070	Highwoods Properties, Inc.	136,955
2,200	Home Properties, Inc.	134,992
2,200	Liberty Property Trust	81,048
3,920	Mack-Cali Realty Corp.	113,954
18,050	Medical Properties Trust, Inc.	173,641
2,400	Mid-America Apartment Communities, Inc.	163,776
3,040	PS Business Parks, Inc.	205,869
4,100	Rayonier, Inc.	184,090
3,240	Sovran Self Storage, Inc.	162,292
3,890	Ventas, Inc.	245,537

		2,165,065

	Telecommunication Services — 0.5%
5,110	MetroPCS Communications, Inc. *	30,916
1,600	TELUS Corp.	93,568

		124,484

	Utilities — 2.2%
1,900	Alliant Energy Corp.	86,583
3,310	CMS Energy Corp.	77,785
1,240	DTE Energy Co.	73,569
2,600	New Jersey Resources Corp.	113,386
6,100	Portland General Electric Co.	162,626
2,270	Xcel Energy, Inc.	64,491

		578,440

	Total Common Stocks (Cost $19,300,639)	24,823,865

	Cash Equivalents — 4.3%
1,133,326	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	1,133,326

	Total Cash Equivalents (Cost $1,133,326)	1,133,326

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

15

Huntington VA Mid Corp America Fund

Portfolio of Investments (continued)

June 30, 2012

Shares		Value

	Short-Term Securities Held as Collateral for Securities Lending — 1.0%
248,070	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (c)	$248,070

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $248,070)	248,070

	Total Investments (Cost $20,682,035) — 100.0%	26,205,261

Value

Other Assets in Excess of Liabilities — 0.0%	$3,157

Net Assets — 100.0%	$26,208,418

(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $243,206.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2012.

*	Non-income producing security.

See Notes which are an integral part of the Financial Statements.

16

Huntington VA Real Strategies Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2012

Asset Allocation	Percentage of Market Value
Energy	21.8%
Materials	17.5%
Cash[1]	12.9%
Industrials	12.0%
Short-Term Securities Held as Collateral for Securities Lending	10.5%
Real Estate Investment Trusts	7.0%
Real Estate Investments	6.2%
Consurmer Staples	5.6%
Exchange-Traded Funds	3.7%
Closed-End Fund	2.6%
Warrants	0.1%
Options Purchased	0.1%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2012, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2012

Shares		Value

	Common Stocks — 71.4%
	Consumer Staples — 6.2%
1,060	Bunge Ltd.	$66,504
6,040	Dean Foods Co. *	102,861
2,920	Smithfield Foods, Inc. *	63,160

		232,525

	Energy — 24.4%
7,300	Adaro Energy Tbk PT ADR	58,400
1,900	Cameco Corp.	41,705
2,000	Canadian Natural Resources Ltd.	53,700
3,400	Canadian Oil Sands Ltd.	65,826
3,470	Chesapeake Energy Corp.	64,542
1,470	Enterprise Products Partners LP	75,323
1,189	Kinder Morgan, Inc.	38,310
1,700	Linn Energy LLC	64,770
1,000	National Oilwell Varco, Inc.	64,440
3,000	Natural Resource Partners LP (a)	66,510
1,400	Petroleo Brasileiro SA ADR	26,278
1,200	Sasol Ltd. ADR	50,940
2,500	Spectra Energy Corp.	72,650
886	Statoil ASA ADR (a)	21,140
1,600	Tenaris SA ADR (a)	55,952
1,100	Transocean Ltd.	49,203
18,500	Uranium Energy Corp. (a) *	42,365

		912,054

	Industrials — 13.4%
1,700	AGCO Corp. *	77,741
1,900	Chicago Bridge & Iron Co. NV	72,124
1,800	Deere & Co.	145,566
1,100	Lindsay Corp.	71,390
1,200	Robbins & Myers, Inc.	50,184

Shares		Value

	Industrials — (continued)
700	Valmont Industries, Inc.	$84,679

		501,684

	Materials — 19.5%
650	Agrium, Inc.	57,505
700	AngloGold Ashanti Ltd. ADR	24,038
1,400	Barrick Gold Corp.	52,598
400	BHP Billiton Ltd. ADR	26,120
2,140	Cia de Minas Buenaventura SA	81,277
2,000	Molycorp, Inc. (a) *	43,100
1,110	Potash Corporation of Saskatchewan, Inc.	48,496
400	Praxair, Inc.	43,492
980	Rio Tinto PLC ADR (a)	46,854
1,300	Sociedad Quimica y Minera de Chile SA ADR (a)	72,371
4,000	Stillwater Mining Co. *	34,160
800	Syngenta AG ADR	54,752
300	Terra Nitrogen Co. LP	63,540
1,900	Vale SA ADR	37,715
1,000	Yara International ASA ADR	43,510

		729,528

	Real Estate Investment Trusts — 7.9%
500	AvalonBay Communities, Inc.	70,740
4,700	Duke Realty Corp.	68,808
2,100	Rayonier, Inc.	94,290
703	Vornado Realty Trust	59,038

		292,876

	Total Common Stocks (Cost $2,610,487)	2,668,667

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

17

Huntington VA Real Strategies Fund

Portfolio of Investments (continued)

June 30, 2012

Shares or Contracts		Value

	Real Estate Investments (b) (c) (d) — 6.9%
	Discount Retail Portfolio II DST	$50,321
	Grocery & Pharmacy DST	50,289
	New York Power DST	50,286
	Scotts Gahanna LLC	56,327
	Winston-Salem DST	50,243

	Total Real Estate Investments (Cost $256,000)	257,466

	Exchange-Traded Funds — 4.1%
2,700	Market Vectors Junior Gold Miners ETF	51,759
1,200	Market Vectors Oil Services ETF (a)*	42,768
2,100	PowerShares DB Agriculture Fund *	59,262

	Total Exchange-Traded Funds (Cost $208,530)	153,789

	Closed-End Fund — 3.0%
5,600	Central Fund of Canada Ltd., Class A (a)	110,824

	Total Closed-End Fund (Cost $98,635)	110,824

	Options Purchased — 0.1%
5	Market Vectors Gold Miners Fund, Call @ $42, Expiring January 2013	3,088
15	United States Oil Fund LP, Call @ $37, Expiring August 2012	300

	Total Options Purchased (Cost $4,656)	3,388

	Warrants — 0.1%
	Energy — 0.1%
1,818	Kinder Morgan, Inc., Expires 5/25/2017	3,926

	Total Warrants (Cost $2,869)	3,926

Shares		Value

	Cash Equivalents — 14.5%
539,725	Huntington Money Market Fund, Interfund Shares, 0.010% (e) (f) (g)	$539,725

	Total Cash Equivalents (Cost $539,725)	539,725

	Short-Term Securities Held as Collateral for Securities Lending — 11.7%
437,625	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (f)	437,625

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $437,625)	437,625

	Total Investments (Cost $4,158,527) — 111.8%	4,175,410

	Liabilities in Excess of Other Assets — (11.8)%	(441,280)

	Net Assets — 100.0%	$3,734,130

(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $429,044.

(b)	Illiquid security.

(c)	Security is currently being valued according to the fair value procedures approved by the Pricing Committee.

(d)	Investments do not offer shares. Fair value represents direct ownership of Real Estate Investments.

(e)	Investment in affiliate.

(f)	Rate disclosed is the seven day yield as of June 30, 2012.

(g)	All or a portion of the security is held as collateral for written put options.

*	Non-income producing security.

ADR	—American Depositary Receipt
DST	—Delaware Statutory Trust
ETF	—Exchange-Traded Fund

See Notes which are an integral part of the Financial Statements.

18

Huntington VA Rotating Markets Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2012

Asset Allocation	Percentage of Market Value
Information Technology	64.4%
Consumer Discretionary	16.2%
Health Care	11.7%
Consumer Staples	2.6%
Industrials	1.8%
Telecommunication Services	0.9%
Cash[1]	0.9%
Exchange-Traded Funds	0.9%
Materials	0.5%
Short-Term Securities Held as Collateral for Securities Lending	0.1%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2012, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2012

Shares		Value

	Common Stocks — 98.2%
	Consumer Discretionary — 16.2%
1,020	Amazon.com, Inc.*	$232,917
290	Apollo Group, Inc., Class A*	10,495
540	Bed Bath & Beyond, Inc.*	33,372
4,570	Comcast Corp., Class A	146,103
1,530	DIRECTV, Class A*	74,695
520	Dollar Tree, Inc.*	27,976
270	Expedia, Inc.	12,979
130	Fossil, Inc.*	9,950
430	Garmin Ltd.	16,465
1,250	Liberty Interactive, Inc.*	22,238
740	Mattel, Inc.	24,006
120	Netflix, Inc.*	8,216
3,750	News Corp., Class A	83,587
280	O’Reilly Automotive, Inc.*	23,456
110	Priceline.com, Inc.*	73,097
500	Ross Stores, Inc.	31,235
230	Sears Holdings Corp. (a)*	13,731
8,070	Sirius XM Radio, Inc.*	14,930
1,540	Staples, Inc.	20,097
1,590	Starbucks Corp.	84,779
660	Virgin Media, Inc.	16,097
230	Wynn Resorts Ltd.	23,856

		1,004,277

	Consumer Staples — 2.6%
940	Costco Wholesale Corp.	89,300
400	Green Mountain Coffee Roasters, Inc.*	8,712
370	Monster Beverage Corp.*	26,344
400	Whole Foods Market, Inc.	38,128

		162,484

Shares		Value

	Health Care — 11.7%
410	Alexion Pharmaceuticals, Inc.*	$40,713
1,920	Amgen, Inc.	140,237
530	Biogen Idec, Inc.*	76,521
970	Celgene Corp.*	62,235
370	Cerner Corp.*	30,584
310	DENTSPLY International, Inc.	11,721
1,050	Express Scripts Holding Co.*	58,621
1,670	Gilead Sciences, Inc.*	85,638
200	Henry Schein, Inc.*	15,698
80	Intuitive Surgical, Inc.*	44,303
390	Life Technologies Corp.*	17,546
920	Mylan, Inc.*	19,660
210	Perrigo Co.	24,765
1,540	Teva Pharmaceutical Industries Ltd. ADR	60,738
460	Vertex Pharmaceuticals, Inc.*	25,723
570	Warner Chilcott PLC*	10,214

		724,917

	Industrials — 1.8%
360	CH Robinson Worldwide, Inc.	21,071
460	Expeditors International of Washington, Inc.	17,825
650	Fastenal Co.	26,201
780	PACCAR, Inc.	30,568
190	Stericycle, Inc.*	17,417

		113,082

	Information Technology — 64.5%
2,540	Activision Blizzard, Inc.	30,455
1,060	Adobe Systems, Inc.*	34,312
390	Akamai Technologies, Inc.*	12,383
700	Altera Corp.	23,688

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

19

Huntington VA Rotating Markets Fund

Portfolio of Investments (continued)

June 30, 2012

Shares		Value

	Common Stocks — (continued)
	Information Technology — (continued)
2,030	Apple, Inc.*	$1,185,520
2,860	Applied Materials, Inc.	32,776
500	Autodesk, Inc.*	17,495
1,070	Automatic Data Processing, Inc.	59,556
540	Avago Technologies Ltd.	19,386
590	Baidu, Inc. ADR*	67,838
370	BMC Software, Inc.*	15,792
1,060	Broadcom Corp., Class A*	35,828
1,080	CA, Inc.	29,257
460	Check Point Software Technologies Ltd.*	22,811
11,770	Cisco Systems, Inc.	202,091
410	Citrix Systems, Inc.*	34,415
670	Cognizant Technology Solutions Corp., Class A*	40,200
4,020	Dell, Inc.*	50,330
2,810	eBay, Inc.*	118,048
170	F5 Networks, Inc.*	16,925
180	First Solar, Inc.*	2,711
310	Fiserv, Inc.*	22,388
1,550	Flextronics International Ltd.*	9,610
500	Google, Inc., Class A*	290,035
11,120	Intel Corp.	296,348
640	Intuit, Inc.	37,984
360	KLA-Tencor Corp.	17,730
260	Lam Research Corp.*	9,812
500	Linear Technology Corp.	15,665
1,340	Marvell Technology Group Ltd.*	15,115
640	Maxim Integrated Products, Inc.	16,410
420	Microchip Technology, Inc.	13,894
2,130	Micron Technology, Inc.*	13,440
13,440	Microsoft Corp.	411,130
790	NetApp, Inc.*	25,138
670	Nuance Communications, Inc.*	15,959
1,350	NVIDIA Corp.*	18,657
11,090	Oracle Corp.	329,373
790	Paychex, Inc.	24,814
3,670	QUALCOMM, Inc.	204,346
1,110	Research In Motion Ltd.*	8,203
520	SanDisk Corp.*	18,970
1,010	Seagate Technology PLC	24,977
1,610	Symantec Corp.*	23,522
350	VeriSign, Inc.*	15,250
580	Xilinx, Inc.	19,471
2,730	Yahoo!, Inc.*	43,216

		3,993,274

Shares		Value

	Materials — 0.5%
130	Randgold Resources Ltd. ADR	$11,701
260	Sigma-Aldrich Corp.	19,222

		30,923

	Telecommunication Services — 0.9%
2,060	Vodafone Group PLC ADR	58,051

	Total Common Stocks (Cost $6,275,953)	6,087,008

	Exchange-Traded Funds — 0.9%
844	Powershares QQQ Trust, Series 1	54,151

	Total Exchange-Traded Funds (Cost $56,887)	54,151

	Cash Equivalents — 0.9%
56,310	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	56,310

	Total Cash Equivalents (Cost $56,310)	56,310

	Short-Term Securities Held as Collateral for Securities Lending — 0.1%
5,824	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (c)	5,824

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $5,824)	5,824

	Total Investments (Cost $6,394,974) — 100.1%	6,203,293

	Liabilities in Excess of Other Assets — (0.1)%	(8,889)

	Net Assets — 100.0%	$6,194,404

(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $5,710.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of June 30, 2012.

*	Non-income producing security.

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements.

20

Huntington VA Situs Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2012

Asset Allocation	Percentage of Market Value
Information Technology	16.2%
Health Care	15.3%
Industrials	13.2%
Financials	11.3%
Consumer Discretionary	10.2%
Energy	9.6%
Materials	7.8%
Cash[1]	5.5%
Short-Term Securities Held as Collateral for Securities Lending	5.5%
Consumer Staples	2.1%
Real Estate Investment Trusts	1.4%
Utilities	1.4%
Exchange-Traded Funds	0.3%
Telecommunication Services	0.2%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2012, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (Unaudited)

June 30, 2012

Shares		Value

	Common Stocks — 94.7%
	Bermuda — 1.8%
	Financials — 1.8%
17,750	Arch Capital Group Ltd. *	$704,498

	Brazil — 0.1%
	Consumer Staples — 0.1%
1,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	39,990

	Chile — 0.1%
	Materials — 0.1%
800	Sociedad Quimica y Minera de Chile SA ADR (a)	44,536

	Finland — 0.8%
	Industrials — 0.8%
2,000	Cargotec Oyj	45,763
4,200	Kone Oyj	253,175

		298,938

	Germany — 0.3%
	Consumer Discretionary — 0.2%
1,500	Douglas Holding AG	59,020

	Health Care — 0.1%
1,900	Stada Arzneimittel AG (a)	57,951

		116,971

	Hong Kong — 0.2%
	Consumer Discretionary — 0.2%
13,000	Television Broadcasts Ltd.	90,069

Shares		Value

	Ireland — 0.4%
	Consumer Staples — 0.4%
3,500	Kerry Group PLC	$153,262

	Japan — 0.5%
	Consumer Discretionary — 0.2%
2,000	Honda Motor Co. Ltd. ADR	69,320

	Industrials — 0.1%
3,500	Sato Corp.	51,579

	Information Technology — 0.2%
14,800	Furuno Electric Co. Ltd.	64,988

		185,887

	Sweden — 0.1%
	Consumer Discretionary — 0.1%
4,800	Haldex AB	21,440

	Switzerland — 0.2%
	Consumer Discretionary — 0.2%
2,000	Garmin Ltd.	76,580

	United Kingdom — 0.5%
	Industrials — 0.5%
4,800	Concentric AB *	35,734
26,424	HALMA PLC	172,808

		208,542

	United States — 89.7%
	Consumer Discretionary — 10.1%
55,000	Cabela’s, Inc., Class A *	2,079,550
3,000	Jakks Pacific, Inc. (a)	48,030

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

21

Huntington VA Situs Fund

Portfolio of Investments (continued)

June 30, 2012

Shares		Value

	Common Stocks — (continued)
	Consumer Discretionary — (continued)
1,500	Papa John’s International, Inc. *	$71,355
2,000	Rent-A-Center, Inc.	67,480
25,000	Sonic Corp. *	250,500
17,000	Sturm Ruger & Co., Inc. (a)	682,550
13,700	Tempur-Pedic International, Inc. *	320,443
15,000	Urban Outfitters, Inc. *	413,850

		3,933,758

	Consumer Staples — 1.8%
700	Darling International, Inc. *	11,543
15,100	Fresh Del Monte Produce, Inc.	354,397
7,000	Sanderson Farms, Inc.	320,740

		686,680

	Energy — 10.3%
7,000	Alliance Resource Partners LP (a)	392,840
4,000	Atwood Oceanics, Inc. *	151,360
7,000	CARBO Ceramics, Inc. (a)	537,110
8,000	Denbury Resources, Inc. *	120,880
700	Dril-Quip, Inc. *	45,913
5,000	GeoResources, Inc. *	183,050
1,744	Helix Energy Solutions Group, Inc. *	28,619
9,000	Lufkin Industries, Inc.	488,880
20,000	OYO Geospace Corp. *	1,799,800
5,000	SM Energy Co.	245,550

		3,994,002

	Financials — 10.3%
30,000	Cullen/Frost Bankers, Inc.	1,724,700
2,000	Evercore Partners, Inc.	46,780
1,200	EZCORP, Inc., Class A *	28,152
8,000	International Bancshares Corp.	156,160
15,000	Protective Life Corp.	441,150
40,000	Raymond James Financial, Inc.	1,369,600
5,000	SCBT Financial Corp.	176,250
1,500	WSFS Financial Corp.	60,615

		4,003,407

	Health Care — 16.1%
4,500	AmSurg Corp. *	134,910
10,000	Arena Pharmaceuticals, Inc. (a)*	99,800
650	Bio-Rad Laboratories, Inc., Class A*	65,007
17,000	Cerner Corp. *	1,405,220
15,000	Edwards LifeSciences Corp. (b)*	1,549,500
3,000	Healthways, Inc. *	23,940
3,000	Kindred Healthcare, Inc. *	29,490
21,000	Lincare Holdings, Inc.	714,420

22,000	Myriad Genetics, Inc. *	522,940
7,000	Osiris Therapeutics, Inc. (a) *	76,790
1	PharMerica Corp. *	11
1,500	PSS World Medical, Inc. *	31,485
22,000	Watson Pharmaceutical, Inc. *	1,627,780

		6,281,293

	Industrials — 12.7%
1,000	American Superconductor Corp. (a)*	4,700

Shares		Value

	Industrials — (continued)
5,000	BE Aerospace, Inc. *	$218,300
20,000	EnPro Industries, Inc. *	747,400
12,000	Flowserve Corp.	1,377,000
20,000	Harsco Corp.	407,600
2,000	Mine Safety Appliances Co.	80,480
12,000	Quanta Services, Inc. *	288,840
1,000	Ryder System, Inc.	36,010
22,000	Southwest Airlines Co.	202,840
45,000	Trinity Industries, Inc.	1,124,100
10,000	Watts Water Technologies, Inc., Class A	333,400
5,000	Werner Enterprises, Inc.	119,450

		4,940,120

	Information Technology — 17.1%
10,000	ACI Worldwide, Inc. *	442,100
17,000	Anixter International, Inc. *	901,850
4,000	Black Box Corp.	114,800
6,000	Cardtronics, Inc. *	181,260
25,000	Diodes, Inc. *	469,250
3,000	Exlservice Holdings, Inc. *	73,920
3,000	Hutchinson Technology, Inc. (a)*	4,380
50,000	Jabil Circuit, Inc.	1,016,500
27,000	Red Hat, Inc. (b) *	1,524,960
10,000	ScanSource, Inc. *	306,400
10,000	Sigma Designs, Inc. (a) *	63,800
28,000	Trimble Navigation Ltd. (b) *	1,288,280
10,000	TriQuint Semiconductor, Inc. *	55,000
5,500	Tyler Technologies, Inc. *	221,925

		6,664,425

	Materials — 8.2%
5,000	Albemarle Corp.	298,200
12,000	Buckeye Technologies, Inc.	341,880
3,000	Commercial Metals Co.	37,920
2,500	Eagle Materials, Inc.	93,350
7,000	Eastman Chemical Co.	352,590
9,000	Owens-Illinois, Inc. *	172,530
11,000	Quaker Chemical Corp.	508,310
4,000	RTI International Metals, Inc. *	90,520
10,800	Scotts Miracle-Gro Co., Class A	444,096
2,500	Terra Nitrogen Co. LP	529,500
5,000	Texas Industries, Inc. (a) *	195,050
2,500	United States Lime & Minerals, Inc.*	116,675

		3,180,621

	Real Estate Investment Trusts — 1.5%
3,500	Camden Property Trust	236,845
1,064	CBL & Associates Properties, Inc.	20,791
8,500	Equity One, Inc.	180,200
5,000	Weingarten Realty Investors	131,700

		569,536

	Telecommunication Services — 0.2%
12,300	General Communication, Inc., Class A *	102,213

See Notes which are an integral part of the Financial Statements.

22

Huntington VA Situs Fund

Portfolio of Investments (continued)

June 30, 2012

Shares		Value

	Common Stocks — (continued)
	Utilities — 1.4%
1,000	AGL Resources, Inc.	$38,750
5,000	Hawaiian Electric Industries, Inc.	142,600
6,000	Portland General Electric Co.	159,960
7,500	UGI Corp.	220,725

		562,035

		34,918,090

	Total Common Stocks (Cost $30,447,707)	36,858,803

	Exchange-Traded Funds — 0.3%
3,500	iShares FTSE China 25 Index Fund (a)	117,845

	Total Exchange-Traded Funds (Cost $89,145)	117,845

	Cash Equivalents — 5.9%
2,286,153	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d) (e)	2,286,153

	Total Cash Equivalents (Cost $2,286,153)	2,286,153

	Short-Term Securities Held as Collateral for Securities Lending — 5.8%
2,264,609	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (d)	2,264,609

Value

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $2,264,609)	$2,264,609

Total Investments (Cost $35,087,614) — 106.7%	41,527,410

Liabilities in Excess of Other Assets — (6.7)%	(2,616,502)

Net Assets — 100.0%	$38,910,908

(a)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $2,218,430.

(b)	All or a portion of the security is held as collateral for written call options.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2012.

(e)	All or a portion of the security is held as collateral for written put options.

*	Non-income producing security.

ADR	— American Depositary Receipt

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

23

Huntington VA Mortgage Securities Fund

Portfolio of Investments Summary Table (Unaudited)

June 30, 2012

Asset Allocation	Percentage of Market Value
U.S. Government Mortgage Backed Agencies	71.8%
Real Estate Investment Trusts	12.0%
U.S. Government Agencies	10.6%
Collateralized Mortgage Obligations	2.9%
Cash[1]	2.2%
Short-Term Securities Held as Collateral for Securities Lending	0.5%

Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. Percentages in the table above, as of June 30, 2012, are based on total investments, which may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (Unaudited)

June 30, 2012

Principal Amount		Value

	U.S. Government Mortgage Backed Agencies — 72.1%
	Federal Home Loan Mortgage Corporation — 17.1%
$9,144	Pool # M80982, 5.000%, 7/1/12	$9,289
7,912	Pool # M81004, 5.000%, 1/1/13	8,037
6,976	Pool # B18052, 4.500%, 3/1/15	7,169
15,682	Pool # J03237, 5.500%, 8/1/16	16,904
8,666	Pool # E96459, 5.000%, 5/1/18	9,307
69,155	Pool # J10396, 4.000%, 7/1/19	73,644
9,029	Pool # G18008, 4.500%, 9/1/19	9,653
4,813	Pool # G18015, 4.500%, 10/1/19	5,146
39,504	Pool # G12286, 5.000%, 7/1/21	42,447
32,780	Pool # G12297, 6.000%, 7/1/21	36,021
35,125	Pool # G12425, 5.500%, 10/1/21	38,333
55,346	Pool # E02402, 6.000%, 10/1/22	60,817
26,792	Pool # C90779, 5.000%, 1/1/24	29,303
9,831	Pool # C90837, 5.500%, 6/1/24	10,793
99,222	Pool # G13629, 4.500%, 8/1/24	105,539
93,031	Pool # J11053, 4.500%, 10/1/24	98,953
210,898	Pool # J11829, 4.000%, 3/1/25	226,103
122,659	Pool # E02696, 4.000%, 5/1/25	129,739
21,215	Pool # C91000, 6.000%, 11/1/26	23,303
197,352	Pool # D97248, 5.500%, 4/1/27	215,669
61,414	Pool # C91175, 5.000%, 5/1/28	66,248
127,205	Pool # C91251, 4.500%, 6/1/29	136,031
175,697	Pool # C91284, 4.500%, 1/1/30	187,887
204,212	Pool # C91296, 5.000%, 4/1/30	220,159
248,465	Pool # C91441, 3.000%, 4/1/32	257,853
27,822	Pool # 1G0865, 4.186%, 7/1/35 (a)	29,449
61,722	Pool # A55565, 6.000%, 12/1/36	67,844
67,912	Pool # G03498, 5.500%, 11/1/37	73,907
259,667	Pool # A93316, 4.500%, 8/1/40	277,845
225,922	Pool # A93936, 4.500%, 9/1/40	241,737
419,614	Pool # A94008, 4.000%, 9/1/40	445,991
276,826	Pool # G06784, 3.500%, 10/1/41	290,822

		3,451,942

Principal Amount		Value

	Federal National Mortgage Association — 43.7%
$96,808	Pool # 786729, 5.500%, 8/1/19	$106,092
401,331	Pool # MA0670, 3.500%, 3/1/21	424,502
379,243	Pool # MA0740, 3.500%, 5/1/21	401,910
53,103	Pool # 254501, 5.500%, 9/1/22	58,431
208,026	Pool # 962070, 4.000%, 3/1/23	221,496
87,365	Pool # 889255, 5.000%, 3/1/23	94,361
8,418	Pool # 254908, 5.000%, 9/1/23	9,132
5,436	Pool # 255360, 5.000%, 8/1/24	5,978
149,443	Pool # 935763, 4.000%, 11/1/24	161,315
298,578	Pool # 932438, 4.000%, 1/1/25	317,818
23,139	Pool # 255711, 5.500%, 4/1/25	25,474
22,555	Pool # 255745, 5.500%, 5/1/25	24,832
16,827	Pool # 357771, 5.000%, 5/1/25	18,474
21,484	Pool # 255767, 5.500%, 6/1/25	23,653
63,561	Pool # 255834, 4.500%, 6/1/25	69,212
16,213	Pool # 255808, 5.000%, 7/1/25	17,800
58,522	Pool # 255984, 4.500%, 11/1/25	63,616
21,766	Pool # 256116, 6.000%, 2/1/26	24,006
367,117	Pool # AL0238, 3.500%, 3/1/26	388,428
71,370	Pool # 257163, 5.000%, 4/1/28	77,908
51,256	Pool # 257238, 5.000%, 6/1/28	55,631
161,304	Pool # 257237, 4.500%, 6/1/28	174,638
177,605	Pool # MA0022, 4.500%, 4/1/29	191,065
129,427	Pool # MA0115, 4.500%, 7/1/29	139,155
194,484	Pool # AC1219, 4.500%, 8/1/29	209,102
115,355	Pool # MA0171, 4.500%, 9/1/29	124,025
254,889	Pool # MA0443, 5.000%, 5/1/30	276,486
180,262	Pool # MA0563, 4.000%, 11/1/30	194,184
248,028	Pool # MA0776, 4.500%, 6/1/31	268,995
203,202	Pool # MA0804, 4.000%, 7/1/31	218,896
292,702	Pool # MA0976, 3.500%, 2/1/32	309,799
226,087	Pool # MA1084, 3.500%, 6/1/32	239,293
11,166	Pool # 721540, 5.000%, 7/1/33	12,152
67,396	Pool # 746683, 5.500%, 10/1/33	75,390
14,373	Pool # 786457, 5.353%, 7/1/34 (a)	15,535

See Notes which are an integral part of the Financial Statements.

24

Huntington VA Mortgage Securities Fund

Portfolio of Investments (continued)

June 30, 2012

Shares or Principal Amount		Value

	U.S. Government Mortgage Backed Agencies — (continued)
	Federal National Mortgage Association — (continued)
$13,166	Pool # 845573, 5.362%, 2/1/36 (a)	$14,119
74,755	Pool # 745511, 5.000%, 4/1/36	81,008
51,508	Pool # 831487, 5.500%, 4/1/36	56,280
73,820	Pool # 868935, 5.500%, 5/1/36	80,661
41,905	Pool # 903812, 5.500%, 12/1/36	45,788
21,999	Pool # 907484, 6.000%, 1/1/37	24,246
374,979	Pool # AD7724, 5.000%, 7/1/40	407,864
198,026	Pool # AD7906, 5.000%, 7/1/40	215,392
415,187	Pool # AE4310, 4.000%, 9/1/40	442,713
215,070	Pool # AE0395, 4.500%, 10/1/40	230,828
211,270	Pool # AE4628, 4.500%, 10/1/40	227,447
237,453	Pool # AE7535, 4.000%, 10/1/40	253,196
220,347	Pool # AE8395, 4.000%, 11/1/40	234,955
439,960	Pool # AH6655, 4.000%, 2/1/41	469,128
460,917	Pool # AJ5469, 3.500%, 11/1/41	485,102
484,158	Pool # AB4106, 3.500%, 12/1/41	509,564

		8,817,075

	Government National Mortgage Association — 11.3%
8,707	Pool # 3590, 5.500%, 8/20/19	9,503
24,689	Pool # 3708, 5.500%, 5/20/20	26,909
35,574	Pool # 3741, 4.500%, 8/20/20	38,583
24,634	Pool # 683937, 6.000%, 2/15/23	27,158
122,128	Pool # 666057, 5.000%, 3/15/23	133,053
372,105	Pool # 741854, 4.000%, 5/15/25	401,432
159,538	Pool # 4886, 4.500%, 12/20/25	172,209
373,464	Pool # 3457, 4.500%, 10/20/33	413,682
7,165	Pool # 3571, 6.500%, 6/20/34	8,272
93,786	Pool # 605653, 5.500%, 8/15/34	105,723
6,085	Pool # 3637, 5.500%, 11/20/34	6,795
148,504	Pool # 3689, 4.500%, 3/20/35	164,636
22,291	Pool # 3710, 5.000%, 5/20/35	24,768
22,380	Pool # 650348, 5.500%, 11/15/35	24,929
126,145	Pool # 676974, 5.500%, 5/15/38	140,079
206,267	Pool # 733602, 5.000%, 4/15/40	228,851
327,438	Pool # 4978, 4.500%, 3/20/41	360,778

		2,287,360

	Total U.S. Government Mortgage Backed Agencies (Cost $14,011,222)	14,556,377

	Common Stocks — 12.0%
	Real Estate Investment Trusts — 12.0%
1,553	Acadia Realty Trust	35,999
1,200	Alexandria Real Estate Equities, Inc.	87,264
2,500	American Campus Communities, Inc.	112,450
500	Associated Estates Realty Corp.	7,475
500	BioMed Realty Trust, Inc.	9,340
1,000	Boston Properties, Inc.	108,370
500	Brookfield Office Properties, Inc.	8,710

Shares or Principal Amount		Value

	Common Stocks — (continued)
	Real Estate Investment Trusts — (continued)
500	Colonial Properties Trust	$11,070
1,700	Coresite Realty Corp.	43,894
500	CubeSmart	5,835
100	DDR Corp.	1,464
300	DiamondRock Hospitality Co.	3,060
1,700	Digital Realty Trust, Inc. (b)	127,619
1,800	Douglas Emmett, Inc.	41,580
4,300	Duke Realty Corp.	62,952
700	DuPont Fabros Technology, Inc.	19,992
1,800	EastGroup Properties, Inc.	95,940
1,300	Equity Lifestyle Properties, Inc.	89,661
1,000	Equity Residential	62,360
800	Essex Property Trust, Inc.	123,136
700	Excel Trust, Inc.	8,372
300	Extra Space Storage, Inc.	9,180
300	Federal Realty Investment Trust	31,227
900	HCP, Inc.	39,735
500	Health Care REIT, Inc.	29,150
1,600	Home Properties, Inc.	98,176
3,614	Host Hotels & Resorts, Inc.	57,173
1,000	Kimco Realty Corp.	19,030
1,500	Kite Realty Group Trust	7,485
3,500	LaSalle Hotel Properties	101,990
1,900	Macerich Co./The	112,195
1,600	Mack-Cali Realty Corp.	46,512
900	National Retail Properties, Inc.	25,461
1,400	Pennsylvania Real Estate Investment Trust	20,972
300	Post Properties, Inc.	14,685
946	ProLogis, Inc.	31,436
700	Public Storage, Inc.	101,087
400	Regency Centers Corp.	19,028
200	Sabra Health Care REIT, Inc.	3,422
1,200	Simon Property Group, Inc.	186,792
400	SL Green Realty Corp.	32,096
200	Sovran Self Storage, Inc.	10,018
1,400	Tanger Factory Outlet Centers, Inc.	44,870
300	Taubman Centers, Inc.	23,148
816	UDR, Inc.	21,085
2,286	Ventas, Inc.	144,292
616	Vornado Realty Trust	51,732
2,800	Weingarten Realty Investors	73,752
200	Westfield Group	1,945
200	Westfield Retail Trust	583

	Total Common Stocks (Cost $1,800,054)	2,424,800

	U.S. Government Agencies — 10.7%
	Federal Farm Credit Bank — 5.2%
$500,000	1.500%, 11/16/15	515,487
500,000	2.580%, 6/8/18	536,282

		1,051,769

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

25

Huntington VA Mortgage Securities Fund

Portfolio of Investments (continued)

June 30, 2012

Principal Amount		Value

	U.S. Government Agencies — (continued)
	Federal Home Loan Bank — 4.2%
$500,000	3.125%, 12/8/17	$553,778
250,000	4.125%, 12/13/19	295,698

		849,476

	Federal National Mortgage Association — 1.3%
250,000	1.125%, 9/17/13	252,330

	Total U.S. Government Agencies (Cost $2,001,655)	2,153,575

	Collateralized Mortgage Obligations — 2.9%
	Federal Home Loan Bank — 0.6%
67,581	Series 00-0606, 5.270%, 12/28/12	68,831
16,030	Series Z2-2013, 4.800%, 2/25/13	16,367
23,192	Series SK-2015, 5.140%, 8/18/15	24,894

		110,092

	Federal Home Loan Mortgage Corporation — 1.5%
24,261	Series 2770, 4.000%, 1/15/18	24,675
6,963	Series R005, 5.500%, 12/15/18	7,009
200,000	Series 2784, 4.000%, 4/15/19	212,192
32,712	Series R010, 5.500%, 12/15/19	33,236
833	Series 2542, 5.500%, 2/15/22	833
20,633	Series 2672, 5.500%, 8/15/31	21,058

		299,003

	Federal National Mortgage Association — 0.1%
25,771	Series 1999-13, 6.000%, 4/25/29	28,899

	Government National Mortgage Association — 0.6%
125,595	Series 2005-55, 5.000%, 5/20/32	128,466

Shares or Principal Amount		Value

	Residential Whole Loans — 0.1%
$21,777	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	$21,832

	Total Collateralized Mortgage Obligations (Cost $564,441)	588,292

	Cash Equivalents — 2.2%
437,760	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	437,760

	Total Cash Equivalents (Cost $437,760)	437,760

	Short-Term Securities Held as Collateral for Securities Lending — 0.5%
112,623	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (d)	112,623

	Total Short-Term Securities Held as Collateral for Securities Lending (Cost $112,623)	112,623

	Total Investments (Cost $18,927,755) — 100.4%	20,273,427

	Liabilities in Excess of Other Assets — (0.4)%	(84,164)

	Net Assets — 100.0%	$20,189,263

(a)	Variable or Floating Rate Security. Rate disclosed is as of June 30, 2012.

(b)	All or a portion of the security was on loan as of June 30, 2012. The total value of securities on loan as of June 30, 2012 was $110,415.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of June 30, 2012.

See Notes which are an integral part of the Financial Statements.

26

Huntington Funds

Statements of Assets and Liabilities (Unaudited)

June 30, 2012

	Huntington VA Balanced Fund	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund
Assets:
Investments, at cost	$39,255,736	$32,805,561	$16,057,181	$20,131,711

Investments, at value	—	33,817,443	17,847,775	21,575,580
Investments in affiliated securities, at value	43,089,209	406,833	157,202	207,982

Total investments	43,089,209	34,224,276	18,004,977	21,783,562
Income receivable	29,749	95,956	21,026	71,299
Receivable for investments sold	—	—	298,135	—
Receivable for shares sold	830	1,154	—	—
Receivable from Advisor	7,147	—	—	—
Prepaid expenses and other assets	3,364	2,629	1,662	1,815

Total assets	43,130,299	34,324,015	18,325,800	21,856,676
Liabilities:
Payable for return of collateral on loaned securities	—	1,498,313	386,235	1,025,354
Payable for shares redeemed	2,509	5,833	67,332	4,341
Accrued expenses and other payables
Investment advisor fees	—	15,768	8,667	9,900
Administration fees	6,316	4,788	2,632	3,006
Custodian fees	400	1,280	770	846
Professional fees	3,658	3,041	1,715	1,906
Financial administration fees	223	1,471	769	941
Printing and postage	7,771	6,344	3,614	3,937
Transfer agent fees	956	960	802	851
Compliance service fees	437	296	173	181

Total Liabilities	22,270	1,538,094	472,709	1,051,263

Net Assets	$43,108,029	$32,785,921	$17,853,091	$20,805,413

Net Assets consist of:
Paid in capital	$38,686,908	$39,388,666	$17,418,909	$22,823,208
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	3,833,473	1,418,715	1,947,796	1,651,933
Accumulated net realized loss on investments, options and foreign currency transactions	(258,340)	(9,851,076)	(1,661,957)	(4,865,054)
Accumulated net investment income	845,988	1,829,616	148,343	1,195,326

Net Assets	$43,108,029	$32,785,921	$17,853,091	$20,805,413

Shares Outstanding	3,066,561	3,069,874	2,179,344	2,175,351

Net Asset Value, Redemption Price and Offering Price Per Share:
(Net asset value, offering and redemption price per share)	$14.06	$10.68	$8.19	$9.56

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

27

Huntington Funds

Statements of Assets and Liabilities (Unaudited)

June 30, 2012

	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund	Huntington VA Mid Corp America Fund	Huntington VA Real Strategies Fund
Assets:
Investments, at cost	$29,731,774	$6,929,508	$20,682,035	$4,158,527

Investments, at value	27,046,474	6,859,505	25,071,935	3,635,685
Investments in affiliated securities, at value	3,357,570	561,697	1,133,326	539,725

Total investments	30,404,044	7,421,202	26,205,261	4,175,410
Foreign currencies, at value (Cost $31,453, $-, $- and $-)	31,709	—	—	—
Income receivable	69,904	7,142	29,587	5,788
Receivable for investments sold	6,955	14,002	269,903	—
Receivable for shares sold	19,234	—	—	314
Tax reclaims receivable	19,597	—	—	—
Prepaid expenses and other assets	2,676	977	12,628	843

Total assets	30,554,119	7,443,323	26,517,379	4,182,355
Liabilities:
Payable for return of collateral on loaned securities	1,370,438	149,781	248,070	437,625
Options written, at value (premium received $-, $-, $- and $5,015)	—	—	—	5,115
Payable for investments purchased	—	17,452	—	—
Payable for shares redeemed	3,889	2,462	35,194	470
Accrued expenses and other payables
Investment advisor fees	13,702	3,450	12,539	1,737
Administration fees	4,161	1,048	3,808	528
Custodian fees	2,939	243	920	152
Professional fees	3,148	598	—	73
Financial administration fees	1,993	1,174	2,683	1,285
Printing and postage	5,277	686	4,719	627
Transfer agent fees	872	672	895	578
Compliance service fees	276	54	133	35

Total Liabilities	1,406,695	177,620	308,961	448,225

Net Assets	$29,147,424	$7,265,703	$26,208,418	$3,734,130

Net Assets consist of:
Paid in capital	$31,185,098	$8,953,954	$18,147,963	$3,629,757
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	671,778	491,694	5,523,226	16,783
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(3,447,618)	(2,264,637)	2,416,732	70,113
Accumulated net investment income	738,166	84,692	120,497	17,477

Net Assets	$29,147,424	$7,265,703	$26,208,418	$3,734,130

Shares Outstanding	2,240,642	774,863	1,426,895	443,322

Net Asset Value, Redemption Price and Offering Price Per Share:
(Net asset value, offering and redemption price per share)	$13.01	$9.38	$18.37	$8.42

See Notes which are an integral part of the Financial Statements.

28

Huntington Funds

Statements of Assets and Liabilities (Unaudited)

June 30, 2012

	Huntington VA Rotating Markets Fund	Huntington VA Situs Fund	Huntington VA Mortgage Securities Fund
Assets:
Investments, at cost	$6,394,974	$35,087,614	$18,927,755

Investments, at value	6,146,983	39,241,257	19,835,667
Investments in affiliated securities, at value	56,310	2,286,153	437,760

Total investments	6,203,293	41,527,410	20,273,427
Cash	—	—	60
Income receivable	3,878	23,771	59,032
Receivable for investments sold	—	—	2,470
Receivable for shares sold	—	46,274	—
Tax reclaims receivable	—	1,835	—
Prepaid expenses and other assets	969	3,594	1,804

Total assets	6,208,140	41,602,884	20,336,793
Liabilities:
Payable for return of collateral on loaned securities	5,824	2,264,609	112,623
Options written, at value (premium received $-, $237,591 and $-)	—	315,030	—
Payable for investments purchased	—	33,036	—
Payable for shares redeemed	641	42,415	6,506
Accrued expenses and other payables
Investment advisor fees	2,983	18,233	10,009
Administration fees	906	5,537	3,039
Custodian fees	277	900	805
Professional fees	599	3,044	1,753
Financial administration fees	476	1,498	7,972
Printing and postage	1,285	6,509	3,785
Transfer agent fees	688	809	850
Compliance service fees	57	356	188

Total Liabilities	13,736	2,691,976	147,530

Net Assets	$6,194,404	$38,910,908	$20,189,263

Net Assets consist of:
Paid in capital	$5,669,684	$34,028,208	$18,442,081
Net unrealized appreciation (depreciation) of investments, options and translations of assets and liabilities in foreign currency	(191,681)	6,362,326	1,345,672
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	593,871	(1,640,505)	(337,122)
Accumulated net investment income	122,530	160,879	738,632

Net Assets	$6,194,404	$38,910,908	$20,189,263

Shares Outstanding	500,614	2,444,834	1,657,290

Net Asset Value, Redemption Price and Offering Price Per Share:
(Net asset value, offering and redemption price per share)	$12.37	$15.92	$12.18

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

29

Huntington Funds

Statements of Operations (Unaudited)

Six Months Ended June 30, 2012

	Huntington VA Balanced Fund	Huntington VA Dividend Capture Fund	Huntington VA Growth Fund	Huntington VA Income Equity Fund
Investment Income:
Dividend income	$—	$761,907	$163,099	$535,152
Dividend income from affiliated securities	210,285	27	12	19
Income from securities lending, net	—	10,889	1,282	970
Foreign dividend taxes withheld	—	(11,482)	(2,177)	(10,273)

Total investment income	210,285	761,341	162,216	525,868

Expenses:
Investment advisor fees	21,108	100,453	55,263	63,236
Administration fees	38,458	30,504	16,781	19,202
Custodian fees	2,139	4,394	2,459	2,772
Transfer and dividend disbursing agent fees and expenses	5,330	4,978	4,312	4,375
Trustees’ fees	1,250	1,145	631	728
Professional fees	4,814	4,035	2,232	2,539
Financial administration fees	448	2,703	1,893	1,893
Printing and postage	6,633	5,455	2,974	3,446
Insurance premiums	1,684	1,578	1,405	1,429
Compliance service fees	727	672	367	427
Interest expense	380	310	175	194
Other	865	711	356	379

Total expenses	83,836	156,938	88,848	100,620

Investment advisory fees waived	(21,108)	—	—	—
Reimbursement from advisor	(41,228)	—	—	—

Net expenses	21,500	156,938	88,848	100,620

Net investment income	188,785	604,403	73,368	425,248

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain on investment transactions	—	1,321,087	399,074	525,747
Net realized loss on transactions of affiliates	(15,241)	—	—	—
Net realized gain on option transactions	—	—	—	34,670
Net realized loss on foreign currency transactions	—	—	—	(2,122)

Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	(15,241)	1,321,087	399,074	558,295

Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency	1,873,769	2,747	1,007,973	188,462

Net realized and unrealized gain on investments, options and foreign currency transactions	1,858,528	1,323,834	1,407,047	746,757

Change in net assets resulting from operations	$2,047,313	$1,928,237	$1,480,415	$1,172,005

See Notes which are an integral part of the Financial Statements.

30

Huntington Funds

Statements of Operations (Unaudited)

Six Months Ended June 30, 2012

	Huntington VA International Equity Fund	Huntington VA Macro 100 Fund	Huntington VA Mid Corp America Fund	Huntington VA Real Strategies Fund
Investment Income:
Dividend income	$548,754	$78,027	$151,701	$43,941
Dividend income from affiliated securities	138	25	30	23
Income from securities lending, net	4,026	293	7,649	7,448
Foreign dividend taxes withheld	(58,541)	—	(332)	(1,959)

Total investment income	494,377	78,345	159,048	49,453

Expenses:
Investment advisor fees	85,714	20,980	61,273	11,121
Administration fees	26,028	6,371	18,606	3,377
Custodian fees	8,300	867	2,365	490
Transfer and dividend disbursing agent fees and expenses	4,710	3,731	4,167	3,661
Trustees’ fees	905	232	626	119
Professional fees	3,845	813	3,484	527
Financial administration fees	3,438	2,632	3,470	1,989
Printing and postage	4,619	1,076	3,065	638
Insurance premiums	1,507	1,267	1,385	1,238
Compliance service fees	522	135	365	69
Interest expense	256	61	165	34
Other	563	56	306	44

Total expenses	140,407	38,221	99,277	23,307

Net investment income	353,970	40,124	59,771	26,146

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	(470,860)	143,644	1,111,245	25,753
Net realized gain on option transactions	—	—	—	24,528
Net realized loss on foreign currency transactions	(23,258)	—	—	—

Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	(494,118)	143,644	1,111,245	50,281

Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	866,485	185,943	(418,103)	(68,340)

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	372,367	329,587	693,142	(18,059)

Change in net assets resulting from operations	$726,337	$369,711	$752,913	$8,087

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

31

Huntington Funds

Statements of Operations (Unaudited)

Six Months Ended June 30, 2012

	Huntington VA Rotating Markets Fund	Huntington VA Situs Fund	Huntington VA Mortgage Securities Fund
Investment Income:
Dividend income	$59,618	$296,010	$39,059
Dividend income from affiliated securities	7	121	41
Interest income	—	—	326,289
Income from securities lending, net	342	9,403	222
Foreign dividend taxes withheld	(103)	(1,017)	(10)

Total investment income	59,864	304,517	365,601

Expenses:
Investment advisor fees	19,646	115,786	61,393
Administration fees	5,966	35,160	18,643
Custodian fees	883	5,555	2,677
Transfer and dividend disbursing agent fees and expenses	3,737	5,120	4,318
Trustees’ fees	232	1,136	660
Professional fees	816	4,972	2,470
Financial administration fees	1,145	3,122	15,081
Printing and postage	1,063	6,068	3,267
Insurance premiums	1,270	1,560	1,458
Compliance service fees	136	654	392
Interest expense	61	334	189
Other	76	766	348

Total expenses	35,031	180,233	110,896

Net investment income	24,833	124,284	254,705

Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	1,474,012	(127,226)	(34,904)
Net realized loss on option transactions	—	(65,317)	—
Net realized loss on foreign currency transactions	—	(242)	(2)

Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	1,474,012	(192,785)	(34,906)

Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(1,194,444)	2,701,399	323,986

Net realized and unrealized gain on investments, options and foreign currency transactions	279,568	2,508,614	289,080

Change in net assets resulting from operations	$304,401	$2,632,898	$543,785

See Notes which are an integral part of the Financial Statements.

32

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Balanced Fund		Huntington VA Dividend Capture Fund
	Six Months Ended Jun. 30, 2012	Year Ended Dec. 31, 2011	Six Months Ended Jun. 30, 2012	Year Ended Dec. 31, 2011
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$188,785	$657,205	$604,403	$1,240,780
Net realized gain (loss) on investments	(15,241)	(161,106)	1,321,087	2,484,913
Net change in unrealized appreciation of investments	1,873,769	(91,120)	2,747	(1,520,449)

Change in net assets resulting from operations	2,047,313	404,979	1,928,237	2,205,244

Distributions to Shareholders:
From net investment income	—	(355,696)	—	(1,161,458)
From net realized gain on investments	—	(1,630)	—	—

Change in net assets resulting from distributions to shareholders	—	(357,326)	—	(1,161,458)

Change in net assets resulting from capital transactions	1,736,563	12,407,778	(968,173)	(2,842,867)

Change in net assets	3,783,876	12,455,431	960,064	(1,799,081)
Net Assets:
Beginning of period	39,324,153	26,868,722	31,825,857	33,624,938

End of period	$43,108,029	$39,324,153	$32,785,921	$31,825,857

Accumulated net investment income included in net assets at end of period	$845,988	$657,203	$1,829,616	$1,225,213

Capital Transactions:
Shares Sold	3,322,794	13,389,240	3,251,650	5,148,394
Dividends reinvested	—	357,326	—	1,161,458
Shares redeemed	(1,586,231)	(1,338,788)	(4,219,823)	(9,152,719)

Net change resulting from capital transactions	$1,736,563	$12,407,778	$(968,173)	$(2,842,867)

Share Transactions:
Shares Sold	238,086	990,533	307,733	509,850
Dividends reinvested	—	26,747	—	115,110
Shares redeemed	(112,871)	(101,750)	(401,050)	(911,404)

Net change resulting from share transactions	125,215	915,530	(93,317)	(286,444)

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

33

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Growth Fund		Huntington VA Income Equity Fund
	Six Months Ended Jun. 30, 2012	Year Ended Dec. 31, 2011	Six Months Ended Jun. 30, 2012	Year Ended Dec. 31, 2011
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$73,368	$73,659	$425,248	$756,346
Net realized gain on investments	399,074	442,382	558,295	980,260
Net change in unrealized appreciation/depreciation of investments	1,007,973	(966,798)	188,462	(304,346)

Change in net assets resulting from operations	1,480,415	(450,757)	1,172,005	1,432,260

Distributions to Shareholders:
From net investment income	—	(27,515)	—	(566,505)

Change in net assets resulting from distributions to shareholders	—	(27,515)	—	(566,505)

Change in net assets resulting from capital transactions	(1,240,674)	(419,828)	(393,803)	(2,636,859)

Change in net assets	239,741	(898,100)	778,202	(1,771,104)
Net Assets:
Beginning of period	17,613,350	18,511,450	20,027,211	21,798,315

End of period	$17,853,091	$17,613,350	$20,805,413	$20,027,211

Accumulated net investment income included in net assets at end of period	$148,343	$74,975	$1,195,326	$770,078

Capital Transactions:
Shares Sold	924,175	4,530,067	1,996,390	2,966,234
Dividends reinvested	—	27,515	—	566,505
Shares redeemed	(2,164,849)	(4,977,410)	(2,390,193)	(6,169,598)

Net change resulting from capital transactions	$(1,240,674)	$(419,828)	$(393,803)	$(2,636,859)

Share Transactions:
Shares Sold	113,759	598,210	209,726	333,449
Dividends reinvested	—	3,620	—	62,666
Shares redeemed	(263,165)	(647,003)	(254,025)	(689,519)

Net change resulting from share transactions	(149,406)	(45,173)	(44,299)	(293,404)

See Notes which are an integral part of the Financial Statements.

34

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA International Equity Fund		Huntington VA Macro 100 Fund
	Six Months Ended Jun. 30, 2012	Year Ended Dec. 31, 2011	Six Months Ended Jun. 30, 2012	Year Ended Dec. 31, 2011
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$353,970	$438,264	$40,124	$38,763
Net realized gain (loss) on investments	(494,118)	(75,278)	143,644	304,411
Net change in unrealized appreciation/depreciation of investments	866,485	(3,427,524)	185,943	(459,421)

Change in net assets resulting from operations	726,337	(3,064,538)	369,711	(116,247)

Distributions to Shareholders:
From net investment income	—	(323,030)	—	(34,846)

Change in net assets resulting from distributions to shareholders	—	(323,030)	—	(34,846)

Change in net assets resulting from capital transactions	2,336,130	6,824,594	735,304	(303,138)

Change in net assets	3,062,467	3,437,026	1,105,015	(454,231)
Net Assets:
Beginning of period	26,084,957	22,647,931	6,160,688	6,614,919

End of period	$29,147,424	$26,084,957	$7,265,703	$6,160,688

Accumulated net investment income included in net assets at end of period	$738,166	$384,196	$84,692	$44,568

Capital Transactions:
Shares Sold	4,455,517	11,517,948	1,496,657	1,399,148
Dividends reinvested	—	323,030	—	34,846
Shares redeemed	(2,119,387)	(5,016,384)	(761,353)	(1,737,132)

Net change resulting from capital transactions	$2,336,130	$6,824,594	$735,304	$(303,138)

Share Transactions:
Shares Sold	336,484	835,329	159,410	157,913
Dividends reinvested	—	25,719	—	3,929
Shares redeemed	(161,355)	(362,222)	(81,548)	(199,023)

Net change resulting from share transactions	175,129	498,826	77,862	(37,181)

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

35

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Mid Corp America Fund		Huntington VA Real Strategies Fund
	Six Months Ended Jun. 30, 2012	Year Ended Dec. 31, 2011	Six Months Ended Jun. 30, 2012	Year Ended Dec. 31, 2011
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$59,771	$61,991	$26,146	$10,726
Net realized gain on investments	1,111,245	2,383,834	50,281	81,142
Net change in unrealized appreciation/depreciation of investments	(418,103)	(2,887,980)	(68,340)	(462,169)

Change in net assets resulting from operations	752,913	(442,155)	8,087	(370,301)

Distributions to Shareholders:
From net investment income	—	(78,630)	—	(5,592)

Change in net assets resulting from distributions to shareholders	—	(78,630)	—	(5,592)

Change in net assets resulting from capital transactions	8,983,913	(3,323,703)	185,257	896,349

Change in net assets	9,736,826	(3,844,488)	193,344	520,456
Net Assets:
Beginning of period	16,471,592	20,316,080	3,540,786	3,020,330

End of period	$26,208,418	$16,471,592	$3,734,130	$3,540,786

Accumulated net investment income included in net assets at end of period	$120,497	$60,726	$17,477	$(8,669)

Capital Transactions:
Shares Sold	1,360,343	1,816,414	482,508	1,237,780
Shares issued in connection with merger	11,114,709	—	—	—
Dividends reinvested	—	78,630	—	5,592
Shares redeemed	(3,491,139)	(5,218,747)	(297,251)	(347,023)

Net change resulting from capital transactions	$8,983,913	$(3,323,703)	$185,257	$896,349

Share Transactions:
Shares Sold	72,904	104,174	56,333	134,954
Shares issued in connection with merger	577,960	—	—	—
Dividends reinvested	—	4,582	—	668
Shares redeemed	(189,138)	(295,427)	(34,491)	(38,397)

Net change resulting from share transactions	461,726	(186,671)	21,842	97,225

See Notes which are an integral part of the Financial Statements.

36

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Rotating Markets Fund		Huntington VA Situs Fund
	Six Months Ended Jun. 30, 2012	Year Ended Dec. 31, 2011	Six Months Ended Jun. 30, 2012	Year Ended Dec. 31, 2011
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$24,833	$97,697	$124,284	$950
Net realized gain (loss) on investments	1,474,012	104,371	(192,785)	801,403
Net change in unrealized appreciation/depreciation of investments	(1,194,444)	241,094	2,701,399	(1,158,137)

Change in net assets resulting from operations	304,401	443,162	2,632,898	(355,784)

Distributions to Shareholders:
From net investment income	—	(21,470)	—	(8,225)

Change in net assets resulting from distributions to shareholders	—	(21,470)	—	(8,225)

Change in net assets resulting from capital transactions	(572,425)	(916,614)	1,007,336	11,951,894

Change in net assets	(268,024)	(494,922)	3,640,234	11,587,885
Net Assets:
Beginning of period	6,462,428	6,957,350	35,270,674	23,682,789

End of period	$6,194,404	$6,462,428	$38,910,908	$35,270,674

Accumulated net investment income included in net assets at end of period	$122,530	$97,697	$160,879	$36,595

Capital Transactions:
Shares Sold	386,708	655,665	6,875,615	18,928,040
Dividends reinvested	—	21,470	—	8,225
Shares redeemed	(959,133)	(1,593,749)	(5,868,279)	(6,984,371)

Net change resulting from capital transactions	$(572,425)	$(916,614)	$1,007,336	$11,951,894

Share Transactions:
Shares Sold	30,954	56,901	428,399	1,259,300
Dividends reinvested	—	1,807	—	550
Shares redeemed	(77,200)	(138,399)	(358,331)	(465,166)

Net change resulting from share transactions	(46,246)	(79,691)	70,068	794,684

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

37

Huntington Funds

Statements of Changes in Net Assets

	Huntington VA Mortgage Securities Fund
	Six Months Ended Jun. 30, 2012	Year Ended Dec. 31, 2011
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income	$254,705	$402,901
Net realized gain (loss) on investments	(34,906)	4,224
Net change in unrealized appreciation of investments	323,986	595,218

Change in net assets resulting from operations	543,785	1,002,343

Distributions to Shareholders:
From net investment income	—	(386,232)

Change in net assets resulting from distributions to shareholders	—	(386,232)

Change in net assets resulting from capital transactions	51,781	1,629,844

Change in net assets	595,566	2,245,955
Net Assets:
Beginning of period	19,593,697	17,347,742

End of period	$20,189,263	$19,593,697

Accumulated net investment income included in net assets at end of period	$738,632	$483,927

Capital Transactions:
Shares Sold	1,952,008	6,290,570
Dividends reinvested	—	386,232
Shares redeemed	(1,900,227)	(5,046,958)

Net change resulting from capital transactions	$51,781	$1,629,844

Share Transactions:
Shares Sold	163,090	536,119
Dividends reinvested	—	32,566
Shares redeemed	(157,657)	(426,704)

Net change resulting from share transactions	5,433	141,981

See Notes which are an integral part of the Financial Statements.

38

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Distributions from Return of Capital	Total Distributions
Huntington VA Balanced Fund
2008(2)	$10.00	0.18		0.09	0.27	(0.01)	—	—	(0.01)
2009	$10.26	0.13	(6)	1.68	1.81	(0.05)	—	—	(0.05)
2010	$12.02	0.16		1.09	1.25	(0.01)	—	—	(0.01)
2011	$13.26	0.17		0.06	0.23	(0.12)	— (7)	—	(0.12)
2012(8)	$13.37	0.05		0.64	0.69	—	—	—	—
Huntington VA Dividend Capture Fund
2007	$13.61	0.47		(1.20)	(0.73)	(0.46)	(0.65)	—	(1.11)
2008	$11.77	0.58		(3.57)	(2.99)	(1.05)	(0.58)	(0.06)	(1.69)
2009	$7.09	0.37		1.41	1.78	—	—	—	—
2010	$8.87	0.38		0.91	1.29	(0.41)	—	—	(0.41)
2011	$9.75	0.44		0.25	0.69	(0.38)	—	—	(0.38)
2012(8)	$10.06	0.21		0.41	0.62	—	—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Reflects operations for the period from November 10, 2008 (commencement of operations) to December 31, 2008.
(3)	Not Annualized.
(4)	Computed on an annualized basis.
(5)	Does not include the effect of expenses of underlying funds.
(6)	Per share net investment income (loss) has been calculated using the average shares method.
(7)	Amount is less than $0.005.
(8)	Six months ended June 30, 2012 (Unaudited).
*	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

39

Net Asset Value, End of Period	Total Return*		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate

$10.26	2.68	%(3)	0.10	%(4)(5)	14.05	%(4)	31.88	%(4)(5)	$234	19	%(3)
$12.02	17.70%		0.10	%(5)	1.11%		0.61	%(5)	$6,810	20%
$13.26	10.43%		0.10	%(5)	2.08%		0.45	%(5)	$26,869	17%
$13.37	1.75%		0.10	%(5)	1.94%		0.46	%(5)	$39,324	27%
$14.06	5.16	%(3)	0.10	%(4)(5)	0.89	%(4)	0.40	%(4)(5)	$43,108	6	%(3)

$11.77	(6.13)%		0.92%		3.82%		0.92%		$51,243	85%
$7.09	(28.08)%		0.91%		4.88%		0.91%		$29,332	65%
$8.87	25.11%		1.00%		4.81%		1.00%		$33,557	94%
$9.75	15.12%		0.98%		3.54%		0.98%		$33,625	120%
$10.06	7.07%		0.97%		3.74%		0.97%		$31,826	142%
$10.68	6.16	%(3)	0.94	%(4)	3.61	%(4)	0.94	%(4)	$32,786	52	%(3)

See Notes which are an integral part of the Financial Statements.

40

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Distributions from Return of Capital	Total Distributions
Huntington VA Growth Fund
2007	$9.51	0.05	1.34	1.39	(0.04)	— (1)	—	(0.04)
2008	$10.86	0.05	(3.84)	(3.79)	(0.10)	(0.83)	—	(0.93)
2009	$6.14	0.01	0.97	0.98	—	—	—	—
2010	$7.12	0.01	0.68	0.69	(0.01)	—	—	(0.01)
2011	$7.80	0.03	(0.26)	(0.23)	(0.01)	—	—	(0.01)
2012(3)	$7.56	0.04	0.59	0.63	—	—	—	—
Huntington VA Income Equity Fund
2007	$12.62	0.27	(0.10)	0.17	(0.24)	(0.44)	—	(0.68)
2008	$12.11	0.31	(4.58)	(4.27)	(0.56)	(0.70)	(0.01)	(1.27)
2009	$6.57	0.22	1.20	1.42	—	—	—	—
2010	$7.99	0.24	0.67	0.91	(0.23)	—	—	(0.23)
2011	$8.67	0.38	0.23	0.61	(0.26)	—	—	(0.26)
2012(3)	$9.02	0.20	0.34	0.54	—	—	—	—

(1)	Amount is less than $0.005.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Six months ended June 30, 2012 (Unaudited).
(4)	Not Annualized.
(5)	Computed on an annualized basis.
*	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

41

Net Asset Value, End of Period	Total Return*		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets		Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate

$10.86	14.70%		0.94%		0.52%		0.96	%(2)	$23,172	111%
$6.14	(37.91)%		0.87%		0.46%		0.87%		$12,661	84%
$7.12	15.96%		0.99%		0.19%		0.99%		$15,272	118%
$7.80	9.72%		1.02%		0.19%		1.02%		$18,511	331%
$7.56	(2.93)%		1.00%		0.40%		1.00%		$17,613	137%
$8.19	8.33	%(4)	0.96	%(5)	0.80	%(5)	0.96	%(5)	$17,853	46	%(4)

$12.11	0.94%		0.91%		1.97%		0.91%		$36,332	116%
$6.57	(37.83)%		0.92%		2.85%		0.92%		$18,187	96%
$7.99	21.61%		0.97%		3.28%		0.97%		$20,704	96%
$8.67	11.79%		1.00%		2.81%		1.00%		$21,798	107%
$9.02	7.06%		0.99%		3.57%		0.99%		$20,027	199%
$9.56	5.99	%(4)	0.95	%(5)	4.03	%(5)	0.95	%(5)	$20,805	97	%(4)

See Notes which are an integral part of the Financial Statements.

42

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Distributions from Return of Capital	Total Distributions
Huntington VA International Equity Fund
2007	$15.75	0.16	1.99	2.15	— (2)	(0.03)	—	(0.03)
2008	$17.87	0.26	(7.31)	(7.05)	(0.40)	(0.36)	—	(0.76)
2009	$10.06	0.23	3.14	3.37	(0.01)	—	—	(0.01)
2010	$13.42	0.14	1.06	1.20	(0.16)	—	—	(0.16)
2011	$14.46	0.17	(1.84)	(1.67)	(0.16)	—	—	(0.16)
2012(3)	$12.63	0.14	0.24	0.38	—	—	—	—
Huntington VA Macro 100 Fund
2007	$12.36	0.05	(0.34)	(0.29)	(0.05)	(1.70)	(0.18)	(1.93)
2008	$10.14	0.16	(3.60)	(3.44)	(0.16)	—	—	(0.16)
2009	$6.54	0.07	1.36	1.43	—	—	—	—
2010	$7.97	0.05	1.06	1.11	(0.07)	—	—	(0.07)
2011	$9.01	0.06	(0.18)	(0.12)	(0.05)	—	—	(0.05)
2012(3)	$8.84	0.05	0.49	0.54	—	—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Amount is less than $0.005.
(3)	Six months ended June 30, 2012 (Unaudited).
(4)	Not Annualized.
(5)	Computed on an annualized basis.
*	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

43

Net Asset Value, End of Period	Total Return*		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate

$17.87	13.70%		0.98%		1.12%		1.13%		$14,377	21%
$10.06	(40.56)%		0.99%		2.02%		1.03%		$9,983	16%
$13.42	33.47%		1.01%		2.17%		1.05%		$16,362	29%
$14.46	9.18%		1.10%		1.42%		1.10%		$22,648	35%
$12.63	(11.55)%		1.03%		1.77%		1.03%		$26,085	36%
$13.01	3.01	%(4)	0.98	%(5)	2.48	%(5)	0.98	%(5)	$29,147	11	%(4)

$10.14	(2.79)%		0.95%		0.45%		0.95%		$9,773	148%
$6.54	(33.91)%		0.98%		1.46%		0.98%		$4,464	287%
$7.97	21.87%		1.04%		1.09%		1.06%		$5,590	10%
$9.01	14.12%		1.16%		0.60%		1.20%		$6,615	29%
$8.84	(1.33)%		1.22%		0.60%		1.22%		$6,161	102%
$9.38	6.11	%(4)	1.09	%(5)	1.15	%(5)	1.09	%(5)	$7,266	39	%(4)

See Notes which are an integral part of the Financial Statements.

44

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Distributions from Return of Capital	Total Distributions
Huntington VA Mid Corp America Fund
2007	$17.40	0.11		1.42	1.53	(0.11)	(0.21)	—	(0.32)
2008	$18.61	0.08		(6.95)	(6.87)	(0.19)	(0.77)	—	(0.96)
2009	$10.78	0.10		3.59	3.69	—	—	—	—
2010	$14.47	0.08		3.19	3.27	(0.10)	—	—	(0.10)
2011	$17.64	0.08		(0.57)	(0.49)	(0.08)	—	—	(0.08)
2012(2)	$17.07	0.02		1.28	1.30	—	—	—	—
Huntington VA Real Strategies Fund
2007(5)	$10.00	0.16		1.34	1.50	—	—	—	—
2008	$11.50	0.04	(6)	(5.50)	(5.46)	(0.13)	(0.21)	(0.03)	(0.37)
2009	$5.67	0.03		1.94	1.97	—	—	—	—
2010	$7.64	(0.03)		1.72	1.69	(0.02)	—	—	(0.02)
2011	$9.31	0.03		(0.93)	(0.90)	(0.01)	—	—	(0.01)
2012(2)	$8.40	0.06		(0.04)	0.02	—	—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Six months ended June 30, 2012 (Unaudited).
(3)	Not Annualized.
(4)	Computed on an annualized basis.
(5)	Reflects operations for the period from August 31, 2007 (commencement of operations) to December 31, 2007.
(6)	Per share net investment income (loss) has been calculated using the average shares method.
*	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

45

Net Asset Value, End of Period	Total Return*		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate

$18.61	8.75%		0.92%		0.56%		0.92%		$30,392	16%
$10.78	(38.83)%		0.93%		0.43%		0.93%		$15,413	19%
$14.47	34.23%		0.97%		0.76%		0.97%		$18,673	23%
$17.64	22.80%		1.02%		0.41%		1.02%		$20,316	21%
$17.07	(2.77)%		1.02%		0.33%		1.02%		$16,472	24%
$18.37	7.62	%(3)	0.97	%(4)	0.58	%(4)	0.97	%(4)	$26,208	53	%(3)

$11.50	15.00	%(3)	1.00	%(4)	4.35	%(4)	7.01	%(4)	$241	34	%(3)
$5.67	(49.00)%		1.00%		0.41%		3.59%		$270	44%
$7.64	34.74%		1.42%		0.75%		1.79%		$1,166	33%
$9.31	22.15%		1.68%		(0.28)%		1.68%		$3,020	23%
$8.40	(9.63)%		1.54%		0.32%		1.54%		$3,541	65%
$8.42	0.24	%(3)	1.26	%(4)	1.41	%(4)	1.26	%(4)	$3,734	19	%(3)

See Notes which are an integral part of the Financial Statements.

46

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions	Total Distributions
Huntington VA Rotating Markets Fund
2007	$14.57	0.15	1.16	1.31	(0.13)	(0.71)	(0.84)
2008	$15.04	0.15	(6.02)	(5.87)	(0.31)	(1.01)	(1.32)
2009	$7.85	0.12	2.50	2.62	—	—	—
2010	$10.47	0.03	0.72	0.75	(0.12)	—	(0.12)
2011	$11.10	0.18	0.58	0.76	(0.04)	—	(0.04)
2012(2)	$11.82	0.07	0.48	0.55	—	—	—
Huntington VA Situs Fund
2007	$14.44	0.02	1.60	1.62	(0.05)	(0.86)	(0.91)
2008	$15.15	0.02	(6.18)	(6.16)	(0.03)	(0.22)	(0.25)
2009	$8.74	0.07	2.81	2.88	—	—	—
2010	$11.62	0.01	3.41	3.42	(0.05)	—	(0.05)
2011	$14.99	(0.01)	(0.13)	(0.14)	— (5)	—	— (5)
2012(2)	$14.85	0.05	1.02	1.07	—	—	—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Six months ended June 30, 2012 (Unaudited).
(3)	Not Annualized.
(4)	Computed on an annualized basis.
(5)	Amount is less than $0.005.
(6)	Rounds to less than 0.005%.
*	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

47

Net Asset Value, End of Period	Total Return*		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate

$15.04	9.03%		0.98%		1.17%		0.98%		$10,538	49%
$7.85	(42.03)%		0.93%		1.09%		0.93%		$5,041	221%
$10.47	33.38%		1.01%		1.34%		1.02%		$6,473	229%
$11.10	7.34%		1.14%		0.33%		1.14%		$6,957	254%
$11.82	6.84%		1.15%		1.44%		1.15%		$6,462	2%
$12.37	4.65	%(3)	1.07	%(4)	0.76	%(4)	1.07	%(4)	$6,194	103	%(3)

$15.15	11.37%		0.94%		0.19%		0.94%		$19,246	29%
$8.74	(41.23)%		0.95%		0.18%		0.95%		$11,510	21%
$11.62	32.95%		1.01%		0.73%		1.01%		$17,035	10%
$14.99	29.61%		1.02%		0.13%		1.02%		$23,683	19%
$14.85	(0.91)%		0.99%		—	%(6)	0.99%		$35,271	14%
$15.92	7.21	%(3)	0.93	%(4)	0.64	%(4)	0.93	%(4)	$38,911	6	%(3)

See Notes which are an integral part of the Financial Statements.

48

Huntington Funds

Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investment Transactions		Total Distributions
Huntington VA Mortgage Securities Fund
2007	$11.14	0.46	(2)	(0.04)	0.42	(0.24)	—	(3)	(0.24)
2008	$11.32	0.51		(0.27)	0.24	(0.92)	(0.02)		(0.94)
2009	$10.62	0.32		0.26	0.58	—	—		—
2010	$11.20	0.16		0.39	0.55	(0.26)	—		(0.26)
2011	$11.49	0.23		0.38	0.61	(0.24)	—		(0.24)
2012(4)	$11.86	0.15		0.17	0.32	—	—		—

(1)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(2)	Per share net investment income (loss) has been calculated using the average shares method.
(3)	Amount is less than $0.005.
(4)	Six months ended June 30, 2012 (Unaudited).
(5)	Not Annualized.
(6)	Computed on an annualized basis.
*	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these were included, the returns would be lower.

H U N T I N G T O N      F U N D S

See Notes which are an integral part of the Financial Statements.

49

Net Asset Value, End of Period	Total Return*		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(1)		Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate

$11.32	3.93%		1.00%		4.09%		1.07%		$10,249	17%
$10.62	2.15%		1.00%		3.98%		1.04%		$8,990	23%
$11.20	5.46%		1.05%		3.40%		1.07%		$10,958	29%
$11.49	4.89%		1.11%		2.44%		1.11%		$17,348	3%
$11.86	5.30%		1.15%		2.09%		1.15%		$19,594	27%
$12.18	2.70	%(5)	1.08	%(6)	2.49	%(6)	1.08	%(6)	$20,189	13	%(5)

See Notes which are an integral part of the Financial Statements.

50

Huntington Funds

Notes to Financial Statements (Unaudited)

June 30, 2012

(1)	Organization

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust that retained the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At June 30, 2012, the Trust operated 36 separate series, or mutual funds, each with its own investment objective and strategy. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. This report contains financial statements and financial highlights of the funds listed below (individually referred to as a “Fund”, or collectively as the “Funds”):

Huntington VA Balanced Fund (“VA Balanced Fund”)

Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)

Huntington VA Growth Fund (“VA Growth Fund”)

Huntington VA Income Equity Fund (“VA Income Equity Fund”)

Huntington VA International Equity Fund (“VA International Equity Fund”)

Huntington VA Macro 100 Fund (“VA Macro 100 Fund”)

Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)

Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)

Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)

Huntington VA Situs Fund (“VA Situs Fund”)

Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public but, pursuant to an exemptive order granted by the Securities and Exchange Commission and procedures adopted by the Trust’s Board of Trustees (the “Trustees”), the Funds were sold during the year only to separate accounts of Hartford Life Insurance Company, Hartford Life and Annuity Insurance Company, Lincoln Insurance Company, Nationwide Insurance Company, Sun Life Assurance Company of Canada (U.S.) and Transamerica Life Insurance Company for use with their respective variable insurance contracts and policies.

On April 27, 2012 the Huntington VA Mid Corp America Fund (“Acquiring Fund”) acquired all of the assets and assumed all of the liabilities of the Huntington VA New Economy Fund (“Acquired Fund”) pursuant to an agreement and plan of reorganization approved by the Board of Trustees on January 17, 2012. The reorganization provides shareholders of the Acquired Fund access to a larger and more diversified portfolio with a similar investment strategy and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

The acquisition was accomplished by a tax-free exchange of 577,960 shares of the Acquiring Fund (valued at $11,114,709) for 842,598 shares of the Acquired Fund outstanding on April 27, 2012. The investment portfolio of the Acquired Fund, with a fair value of $11,117,120 and identified cost of $10,121,659 was the principal asset acquired by the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the identified cost of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Acquiring Fund immediately before the acquisition were $17,787,998. The net assets of the Acquired Fund at that date of $11,114,709, including $995,461 of unrealized appreciation, were combined with those of the Acquiring Fund, resulting in combined net assets of $28,902,707.

Assuming the acquisition had been completed on January 1, 2012, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the six months ended June 30, 2012, are as follows:

Net Investment Income*	$39,016
Net Realized and Unrealized Gain on Investments	$1,620,325
Net Increase in Net Assets Resulting From Operations	$1,659,341

*	Net Investment Income includes $8,000 of pro forma additional merger expenses.

H U N T I N G T O N      F U N D S

51

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2012

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s accompanying Statement of Operations since April 27, 2012.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1	- quoted prices in active markets for identical assets.

• Level 2	- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3	- significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except the U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. In valuing debt securities, a security pricing service may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Foreign securities quoted in foreign currencies are translated in U.S.

52

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2012

dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub- Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

In accordance with the valuation procedures adopted by the Trustees, real estate investments are fair valued using methods such as, discounted cash flow models, various real estate debt spreads, and other market indicators, which the Trustees deem indicative of the estimated fair value of the real estate investments.

H U N T I N G T O N      F U N D S

53

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2012

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2012 based on the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
VA Balanced Fund
Investment Securities:
Mutual Funds	$42,052,905	$—	$—	$42,052,905
Cash Equivalents	1,036,304	—	—	1,036,304

Total Investment Securities	43,089,209	—	—	43,089,209

VA Dividend Capture Fund
Investment Securities:
Common Stocks
Consumer Discretionary	2,083,715	—	—	2,083,715
Consumer Staples	1,786,620	—	—	1,786,620
Energy	4,060,227	—	—	4,060,227
Financials	5,865,779	—	—	5,865,779
Health Care	1,688,848	—	—	1,688,848
Industrials	2,164,785	—	—	2,164,785
Information Technology	2,166,341	—	—	2,166,341
Materials	673,028	—	—	673,028
Real Estate Investment Trusts	2,644,847	—	—	2,644,847
Telecommunication Services	1,031,330	—	—	1,031,330
Utilities	1,206,520	—	—	1,206,520
Preferred Stocks
Financials	3,853,185	391,500	—	4,244,685
Real Estate Investment Trusts	825,325	—	—	825,325
Telecommunication Services	238,050	—	—	238,050
Utilities	939,470	—	—	939,470
Exchange-Traded Funds	699,560	—	—	699,560
Cash Equivalents	406,833	—	—	406,833
Short-Term Securities Held as Collateral for Securities Lending	1,498,313	—	—	1,498,313

Total Investment Securities	33,832,776	391,500	—	34,224,276

VA Growth Fund
Investment Securities:
Common Stocks
Consumer Discretionary	1,561,619	—	—	1,561,619
Consumer Staples	2,376,412	—	—	2,376,412
Energy	1,994,629	—	—	1,994,629
Financials	623,121	—	—	623,121
Health Care	2,464,879	—	—	2,464,879
Industrials	1,341,271	—	—	1,341,271
Information Technology	6,021,389	—	—	6,021,389
Materials	601,828	—	—	601,828
Real Estate Investment Trusts	276,748	—	—	276,748
Telecommunication Services	106,656	—	—	106,656
Utilities	92,988	—	—	92,988
Cash Equivalents	157,202	—	—	157,202
Short-Term Securities Held as Collateral for Securities Lending	386,235	—	—	386,235

Total Investment Securities	18,004,977	—	—	18,004,977

54

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2012

	LEVEL 1	LEVEL 2	LEVEL 3	Total
VA Income Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	$2,053,284	$—	$—	$2,053,284
Consumer Staples	1,639,748	—	—	1,639,748
Energy	2,465,431	—	—	2,465,431
Financials	3,353,907	—	—	3,353,907
Health Care	1,576,934	—	—	1,576,934
Industrials	2,081,744	—	—	2,081,744
Information Technology	2,563,231	—	—	2,563,231
Materials	628,896	—	—	628,896
Real Estate Investment Trusts	2,107,482	—	—	2,107,482
Telecommunication Services	954,488	—	—	954,488
Utilities	1,125,081	—	—	1,125,081
Cash Equivalents	207,982	—	—	207,982
Short-Term Securities Held as Collateral for Securities Lending	1,025,354	—	—	1,025,354

Total Investment Securities	21,783,562	—	—	21,783,562

VA International Equity Fund
Investment Securities:
Common Stocks
Consumer Discretionary	2,779,861	—	—	2,779,861
Consumer Staples	2,679,592	—	—	2,679,592
Energy	2,675,131	—	—	2,675,131
Financials	3,267,067	—	—	3,267,067
Health Care	2,055,019	—	—	2,055,019
Industrials	3,732,078	—	—	3,732,078
Information Technology	2,013,199	—	—	2,013,199
Materials	2,195,177	—	—	2,195,177
Telecommunication Services	2,007,072	—	—	2,007,072
Utilities	1,010,897	—	—	1,010,897
Exchange-Traded Funds	1,260,943	—	—	1,260,943
Cash Equivalents	3,357,570	—	—	3,357,570
Short-Term Securities Held as Collateral for Securities Lending	1,370,438	—	—	1,370,438

Total Investment Securities	30,404,044	—	—	30,404,044

VA Macro 100 Fund
Investment Securities:
Common Stocks
Consumer Discretionary	632,874	—	—	632,874
Consumer Staples	694,275	—	—	694,275
Energy	860,623	—	—	860,623
Financials	920,020	—	—	920,020
Health Care	799,749	—	—	799,749
Industrials	749,365	—	—	749,365
Information Technology	1,299,443	—	—	1,299,443
Materials	282,240	—	—	282,240
Telecommunication Services	188,637	—	—	188,637
Utilities	282,498	—	—	282,498
Cash Equivalents	561,697	—	—	561,697
Short-Term Securities Held as Collateral for Securities Lending	149,781	—	—	149,781

Total Investment Securities	7,421,202	—	—	7,421,202

H U N T I N G T O N      F U N D S

55

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2012

	LEVEL 1	LEVEL 2	LEVEL 3	Total
VA Mid Corp America Fund
Investment Securities:
Common Stocks
Consumer Discretionary	$2,250,806	$—	$—	$2,250,806
Consumer Staples	1,425,514	—	—	1,425,514
Energy	1,781,811	—	—	1,781,811
Financials	2,793,898	—	—	2,793,898
Health Care	2,832,048	—	—	2,832,048
Industrials	4,274,390	—	—	4,274,390
Information Technology	4,986,031	—	—	4,986,031
Materials	1,611,378	—	—	1,611,378
Real Estate Investment Trusts	2,165,065	—	—	2,165,065
Telecommunication Services	124,484	—	—	124,484
Utilities	578,440	—	—	578,440
Cash Equivalents	1,133,326	—	—	1,133,326
Short-Term Securities Held as Collateral for Securities Lending	248,070	—	—	248,070

Total Investment Securities	26,205,261	—	—	26,205,261

VA Real Strategies Fund
Investment Securities:
Common Stocks
Consumer Staples	232,525	—	—	232,525
Energy	912,054	—	—	912,054
Industrials	501,684	—	—	501,684
Materials	729,528	—	—	729,528
Real Estate Investment Trusts	292,876	—	—	292,876
Real Estate Investments	—	—	257,466	257,466
Exchange-Traded Funds	153,789	—	—	153,789
Closed-End Fund	110,824	—	—	110,824
Options Purchased	3,388	—	—	3,388
Warrants
Energy	3,926	—	—	3,926
Cash Equivalents	539,725	—	—	539,725
Short-Term Securities Held as Collateral for Securities Lending	437,625	—	—	437,625

Total Investment Securities	3,917,944	—	257,466	4,175,410
Other Financial Instruments:*
Written Options	(5,115)	—	—	(5,115)

Total Investments	3,912,829	—	257,466	4,170,295

VA Rotating Markets Fund
Investment Securities:
Common Stocks
Consumer Discretionary	1,004,277	—	—	1,004,277
Consumer Staples	162,484	—	—	162,484
Health Care	724,917	—	—	724,917
Industrials	113,082	—	—	113,082
Information Technology	3,993,274	—	—	3,993,274
Materials	30,923	—	—	30,923
Telecommunication Services	58,051	—	—	58,051
Exchange-Traded Funds	54,151	—	—	54,151
Cash Equivalents	56,310	—	—	56,310
Short-Term Securities Held as Collateral for Securities Lending	5,824	—	—	5,824

Total Investment Securities	6,203,293	—	—	6,203,293

56

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2012

	LEVEL 1	LEVEL 2	LEVEL 3	Total
VA Situs Fund
Investment Securities:
Common Stocks
Consumer Discretionary	$4,250,187	$—	$—	$4,250,187
Consumer Staples	879,932	—	—	879,932
Energy	3,994,002	—	—	3,994,002
Financials	4,707,905	—	—	4,707,905
Health Care	6,339,244	—	—	6,339,244
Industrials	5,499,179	—	—	5,499,179
Information Technology	6,729,413	—	—	6,729,413
Materials	3,225,157	—	—	3,225,157
Real Estate Investment Trusts	569,536	—	—	569,536
Telecommunication Services	102,213	—	—	102,213
Utilities	562,035	—	—	562,035
Exchange-Traded Funds	117,845	—	—	117,845
Cash Equivalents	2,286,153	—	—	2,286,153
Short-Term Securities Held as Collateral for Securities Lending	2,264,609	—	—	2,264,609

Total Investment Securities	41,527,410	—	—	41,527,410

Other Financial Instruments:*
Written Options	(315,030)	—	—	(315,030)

Total Investments	41,212,380	—	—	41,212,380

VA Mortgage Securities Fund
Investment Securities:
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corporation	—	3,451,942	—	3,451,942
Federal National Mortgage Association	—	8,817,075	—	8,817,075
Government National Mortgage Association	—	2,287,360	—	2,287,360
Common Stocks
Real Estate Investment Trusts	2,424,800	—	—	2,424,800
U.S. Government Agencies
Federal Farm Credit Bank	—	1,051,769	—	1,051,769
Federal Home Loan Bank	—	849,476		849,476
Federal National Mortgage Association	—	252,330	—	252,330
Collateralized Mortgage Obligations
Federal Home Loan Bank	—	110,092	—	110,092
Federal Home Loan Mortgage Corporation	—	299,003		299,003
Federal National Mortgage Association	—	28,899	—	28,899
Government National Mortgage Association	—	128,466	—	128,466
Residential Whole Loans	—	21,832	—	21,832
Cash Equivalents	437,760	—	—	437,760
Short-Term Securities Held as Collateral for Securities Lending	112,623	—	—	112,623

Total Investment Securities	2,975,183	17,298,244	—	20,273,427

*	Other Financial Instruments are derivative instruments not reflected on the Portfolio of Investments, such as written options contracts.

The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy for the six months ended June 30, 2012:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
VA International Equity Fund
Common Stocks
Consumer Discretionary	$11,372,982	$11,802,996
Consumer Staples	17,155,373	17,102,848
Energy	7,401,527	7,968,360
Financials	21,721,667	21,468,407
Health Care	2,900,362	2,908,413
Industrials	29,843,602	29,689,972
Information Technology	8,722,585	8,657,441
Materials	11,527,031	11,412,968
Telecommunication Services	7,985,169	8,479,204
Utilities	3,914,298	3,916,022

Total	122,544,596	123,406,631

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June 30, 2012

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
VA Situs Fund
Common Stocks
Consumer Discretionary	$1,417,997	$1,408,273
Consumer Staples	1,184,757	1,169,471
Health Care	476,813	471,308
Industrials	4,439,056	4,429,248
Information Technology	569,094	568,007

Total	8,087,717	8,046,307

Quantitative Information about Level 3 Fair Value Measurements

Type of Assets	Fair Value At June 30, 2012	Valuation Techniques	Unobservable Input(s)	Range (weighted average)
VA Real Strategies Fund
Real Estate Investments	$257,466	Discounted cash flow	Constant prepayment rate	3.1%-4.2%(3.8%)
			Probability of default	5%-15%(8%)
			Loss severity	10%-70%(40%)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Fund	Balance as of December 31, 2011	Change in unrealized appreciation (depreciation)	Purchases	Transfers in Level 3 (a)	Transfers out of Level 3 (a)	Balance as of June 30, 2012
VA Real Strategies Fund
Real Estate Investments	$209,051	$(1,585)	$50,000	$—	$—	$257,466

(a)	The amount of transfers in and/or out is reflected at the securities’ fair value on the date of the transfer.

B.	Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds did not own any repurchase agreements at June 30, 2012.

C.	When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

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E.	Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At June 30, 2012, VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of VA Income Equity Fund’s written option activity for the six months ended June 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	—	$—
Options written	722	44,970
Options expired	(532)	(37,448)
Options closed	(130)	(6,502)
Options exercised	(60)	(1,020)

Outstanding at 6/30/2012	—	$—

The following is a summary of VA Real Strategies Fund’s written option activity for the six months ended June 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	66	$32,207
Options written	110	42,785
Options expired	(57)	(21,101)
Options closed	(101)	(48,876)
Options exercised	—	—

Outstanding at 6/30/2012	18	$5,015

At June 30, 2012, VA Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
United States Oil Fund LP	Put	August 2012	$33	15	$3,270	$(1,230)
SPDR Gold Trust	Put	January 2013	148	3	1,845	1,130
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(100)

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The following is a summary of VA Situs Fund’s written option activity for the six months ended June 30, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2011	—	$—
Options written	1,060	417,405
Options closed	(570)	(159,905)
Options exercised	(87)	(19,909)

Outstanding at 6/30/2012	403	$237,591

At June 30, 2012, VA Situs Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Edwards LifeSciences Corp.	Call	November 2012	$90	150	$252,000	$(73,955)
Tempur-Pedic International, Inc.	Put	September 2012	55	13	41,730	(36,439)
Trimble Navigation Ltd.	Call	August 2012	50	140	13,300	15,132
Red Hat, Inc.	Call	September 2012	65	50	7,375	9,975
Eagle Materials, Inc.	Put	July 2012	30	50	625	7,848
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(77,439)

The following tables provide a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of June 30, 2012, and the effect of derivative instruments on the Statement of Operations for the year ended June 30, 2012.

The fair value of Derivative Instruments as of June 30, 2012 is as follows:

	Asset Derivatives	Liability Derivatives
Primary Risk Exposure	Statements of Assets and Liabilities Location	Statements of Assets and Liabilities Location	Fund	Fair Value
Option Contracts		Options Written, at value	VA Real Strategies Fund	$5,115
			VA Situs Fund	315,030
	Investments (purchased options), at value		VA Real Strategies Fund	3,388

The effect of Derivative Instruments on the Statements of Operations for the six months ended June 30, 2012 is as follows:

Primary Risk Exposure	Location of Gain (Loss) on Derivatives Recognized in Income	Fund	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Option Contracts	Net Realized gain (loss) on option transactions/net change in unrealized appreciation (depreciation) of investments and options	VA Income Equity Fund	$34,670	$—
		VA Real Strategies Fund	24,528	5,738
		VA Situs Fund	(65,317)	(77,439)

The notional value of the written options contracts outstanding at June 30, 2012 and the month-end average notional amount for the period ended June 30, 2012 are detailed in the table below:

Fund	Average Month-End Notional Amount	June 30, 2012 Notional Amount
VA Income Equity Fund	$528,071	$—
VA Real Strategies Fund	126,057	93,900
VA Situs Fund	1,446,286	2,596,500

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Derivative positions during the period and at period end are reflected for each Fund in the tables presented above. The volume of these positions relative to each Fund’s net assets at the close of the reporting period is generally higher than the volume of such positions at the beginning of the reporting period. The Funds value derivative instruments at fair value and recognize changes in fair value currently in the results on operations.

F.	Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for the securities lending. Pursuant to the Master Securities Loan Agreement, Huntington receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of June 30, 2012, the following Funds had securities with the following market values on loan:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Income Received by Huntington from Securities Lending
VA Dividend Capture Fund	$1,468,934	$1,498,313	$1,766,113	$2,375
VA Growth Fund	378,662	386,235	400,359	250
VA Income Equity Fund	1,005,249	1,025,354	958,068	188
VA International Equity Fund	1,339,970	1,370,438	2,045,668	750
VA Macro 100 Fund	146,844	149,781	102,798	62
VA Mid Corp America Fund	243,206	248,070	622,856	2,000
VA Real Strategies Fund	429,044	437,625	416,757	1,625
VA Rotating Markets Fund	5,710	5,824	201,857	62
VA Situs Fund	2,218,430	2,264,609	1,302,204	2,000
VA Mortgage Securities Fund	110,415	112,623	110,465	50

As of June 30, 2012, aggregate cash collateral was invested as follows:

Fidelity Institutional Money Market Portfolio, Institutional Class
$7,498,872

G.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

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H.	Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid annually for the Funds. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. foreign currency gain/loss, paydowns, distributions and income received from pass through investments and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles and return of capital from investments.

Certain of the Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

Certain of the Funds may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLPs’ taxable income in computing its own taxable income.

I.	Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

J.	Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. In addition to complying with the federal tax requirements applicable to regulated investment companies, the Funds also plan to comply with certain diversification standards applicable to underlying assets of variable annuity contracts in order to avoid taxation on the variable contract owners with respect to earnings allocable to the contract from investments in the Funds.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

As of June 30, 2012, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
VA Balanced Fund	$39,744,380	$3,350,722	$—	$3,350,722
VA Dividend Capture Fund	32,832,215	2,487,065	(1,095,004)	1,392,061
VA Growth Fund	16,120,254	2,464,248	(579,525)	1,884,723
VA Income Equity Fund	20,175,644	2,101,175	(493,257)	1,607,918
VA International Equity Fund	29,731,823	2,772,723	(2,100,502)	672,221
VA Macro 100 Fund	6,967,930	772,424	(319,152)	453,272
VA Mid Corp America Fund	20,670,326	6,108,748	(573,813)	5,534,935
VA Real Strategies Fund	4,155,358	311,644	(291,592)	20,052
VA Rotating Markets Fund	6,394,974	188,070	(379,751)	(191,681)
VA Situs Fund	35,145,039	9,100,190	(2,717,819)	6,382,371
VA Mortgage Securities Fund	18,907,969	1,378,759	(13,301)	1,365,458

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, the tax treatment of Trust Preferred securities, hybrid securities and Grantor trusts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

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The tax character of distributions paid during the fiscal year ended December 31, 2011, was as follows:

	Distributions Paid From*
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
VA Balanced Fund	$355,696	$1,631	$357,327	$—	$357,327
VA Dividend Capture Fund	1,161,458	—	1,161,458	—	1,161,458
VA Growth Fund	27,515	—	27,515	—	27,515
VA Income Equity Fund	566,505	—	566,505	—	566,505
VA International Equity Fund	323,030	—	323,030	—	323,030
VA Macro 100 Fund	34,846	—	34,846	—	34,846
VA Mid Corp America Fund	78,630	—	78,630	—	78,630
VA Real Strategies Fund	5,592	—	5,592	—	5,592
VA Rotating Markets Fund	21,470	—	21,470	—	21,470
VA Situs Fund	8,225	—	8,225	—	8,225
VA Mortgage Securities Fund	386,232	—	386,232	—	386,232

*	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
VA Balanced Fund	$689,696	$160,697	$850,393	$—	$1,523,414	$2,373,807
VA Dividend Capture Fund	1,244,027	—	1,244,027	(11,147,600)	1,372,590	(8,530,983)
VA Growth Fund	59,319	—	59,319	(1,950,800)	845,248	(1,046,233)
VA Income Equity Fund	770,078	—	770,078	(5,297,464)	1,337,586	(3,189,800)
VA International Equity Fund	390,110	—	390,110	(2,959,365)	(194,756)	(2,764,011)
VA Macro 100 Fund	44,568	—	44,568	(2,379,246)	276,716	(2,057,962)
VA Mid Corp America Fund	60,726	1,306,762	1,367,488	—	4,944,593	6,312,081
VA Real Strategies Fund	15,411	29,947	45,358	(9,396)	60,326	96,288
VA Rotating Markets Fund	97,697	—	97,697	(880,141)	1,002,763	220,319
VA Situs Fund	2,609	—	2,609	(1,384,021)	3,631,214	2,249,802
VA Mortgage Securities Fund	485,046	—	485,046	(300,830)	1,019,180	1,203,396

Certain capital and qualified late year losses incurred after October 31 and within the taxable year are deemed to arise of the first business day of the Funds’ next taxable year. For the year ended December 31, 2011, the Fund deferred post-October capital and qualified late year losses as follows:

Fund	Capital Losses	Qualified Late Year Losses
VA Dividend Capture Fund	$56,865	$—
VA Income Equity Fund	300,489	—
VA International Equity Fund	554,436	9,396
VA Macro 100 Fund	38,806	—
VA Real Strategies Fund	—	101
VA Rotating Markets Fund	218	—
VA Situs Fund	—	9,396
VA Mortgage Securities Fund	17,070	—

As of December 31, 2011, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains if any, to the extent provided by the Treasury regulations:

Fund	Amount	Expires
VA Dividend Capture Fund	$711,142	2016
VA Dividend Capture Fund	$10,379,593	2017
VA Growth Fund	$1,950,800	2017

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Fund	Amount	Expires
VA Income Equity Fund	$112,871	2016
VA Income Equity Fund	$4,884,104	2017
VA International Equity Fund	$1,831,752	2017
VA International Equity Fund	$567,263	2018
VA Macro 100 Fund	$1,408,805	2016
VA Macro 100 Fund	$436,650	2017
VA Macro 100 Fund	$494,985	2018
VA Rotating Markets Fund	$879,923	2017
VA Situs Fund	$1,290,093	2017
VA Situs Fund	$93,827	2018
VA Mortgage Securities Fund	$100,360	2016
VA Mortgage Securities Fund	$90,146	2017
VA Mortgage Securities Fund	$21,805	2018

During the year ended December 31, 2011 VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity, VA Macro 100, VA Mid Corp America Fund, VA Real Strategies Fund, VA Rotating Markets Fund and VA Situs Fund utilized $2,486,336, $328,206, $1,148,889, $378,948, $351,171, $1,075,024, $58,182, $104,589 and $729,666, respectively, in capital loss carryforwards.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the provisions of the Modernization Act are as follows:

	Loss carryforward character
Fund	Short term	Long term
VA Mortgage Securities Fund	$30,054	$41,395

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

(3)	Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee—Huntington Asset Advisors, Inc. (the “Advisor”), a subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ investment advisor. The Advisor receives a fee for its services, computed daily and paid monthly, at an annual rate of 0.60% of the average daily net assets of each Fund, except for VA Balanced Fund, for which the Advisor receives a fee, computed daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of the VA Balanced Fund.

The Advisor has agreed to contractually waive all or a portion of its investment advisory fee for VA Balanced Fund (based on average daily net assets) to which it is otherwise entitled and/or to reimburse certain operating expenses of VA Balanced Fund in order to limit the total direct net annual operating expenses to not more than 0.10% of the average daily net assets of VA Balanced Fund through April 30, 2013. Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

Consulting Fee—Laffer Investments, Inc. acts as a consultant (the “Consultant”) to the Advisor for VA Macro 100 Fund. The Advisor pays the Consultant a fee for its services. Neither the Trust nor VA Macro 100 Fund is liable for payment of this fee.

Administrative and Financial Administration Fees— Huntington is the Administrator to the Trust, and Huntington Asset Services, Inc. (“HASI”), an affiliate of Huntington, is the Sub-Administrator. As Administrator, Huntington provides the Funds with

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certain administrative services. As Sub-Administrator, HASI provides the Funds with certain administrative personnel, and generally assists with the provision of administrative services necessary to operate the Funds. The Administrator pays the Sub-Administrator a fee for the services it provides to the Trust. Huntington also provides portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to HASI. HASI is paid directly by Huntington, not the Funds, for these services. The fees paid for administrative and sub-administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

Huntington provides administrative and accounting services at the following annual rate on a tiered basis:

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per fund or class of shares.

Transfer and Dividend Disbursing Agent Fees and Expenses—HASI is the transfer and dividend disbursing agent for the Funds. For its services, HASI receives a yearly fixed amount per shareholder account, subject to a yearly minimum of $6,000 for each of the Funds. HASI is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees—Huntington serves as custodian for each of the Funds. Brown Brothers Harriman serves as sub-custodian for VA International Equity Fund’s, VA Real Strategies Fund’s and VA Situs Fund’s foreign assets. Huntington and Brown Brothers Harriman receive fees based on the level of a Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Compliance Services—The Trust has contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays Huntington $135,188 annually.

General—Certain officers of the Trust are Officers and/or Directors or Trustees of the above companies.

Trustees and Officers affiliated with the Advisor are not compensated by the Trust for their services. Each Trustee who is not an “interested person” of the Trust, as such term is defined in the 1940 Act, receives a $25,000 annual retainer plus $2,500 per regular Board meeting. The Independent Chairman of the Board receives a $40,000 annual retainer plus $2,500 per Board meeting. The Board or a Committee may establish ad hoc committees or sub-committees. Any Committee or sub-committee member may be compensated by the Fund for incremental work outside of the regular meeting process based on the value added to the Fund. In addition, the Fund reimburses Trustees who are not employees of or affiliated with the Advisor for out-of-pocket expenses incurred in conjunction with attendance at meetings. For the six months ended June 30, 2012, actual Trustee compensation was $143,235 in aggregate from the Trust.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Advisor. Income distributions earned from investments in this fund are recorded as income from affiliates in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/11 Market Value	Purchases	Sales	6/30/12 Market Value	Income
VA Dividend Capture Fund	$586,341	$4,585,634	$(4,765,142)	$406,833	$27
VA Growth Fund	1,057,957	3,803,981	(4,704,736)	157,202	12
VA Income Equity Fund	208,178	2,897,208	(2,897,404)	207,982	19
VA International Equity Fund	2,788,095	4,942,589	(4,373,114)	3,357,570	138
VA Macro 100 Fund	277,908	1,431,212	(1,147,423)	561,697	25
VA Mid Corp America Fund	1,329,367	4,302,893	(4,498,934)	1,133,326	30
VA Real Strategies Fund	433,113	682,476	(575,864)	539,725	23
VA Rotating Markets Fund	151,793	778,188	(873,671)	56,310	7
VA Situs Fund	4,985,370	6,065,628	(8,764,845)	2,286,153	121
VA Mortgage Securities Fund	724,088	3,912,968	(4,199,296)	437,760	41

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65

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2012

Additionally, VA Balanced Fund invests in other funds within the Trust. A summary of the VA Balanced Fund’s investments in these affiliated funds is set forth below:

VA Balanced Fund	12/31/11 Market Value	Purchases	Sales	6/30/12 Market Value	Income
Huntington Money Market Fund	$795,945	$3,643,594	$(3,403,236)	$1,036,304	$47
Huntington Fixed Income Securities Fund	12,447,187	1,586,816	(737,643)	13,419,789	210,195
VA Dividend Capture Fund	1,565,519	125,230	(53,875)	1,735,065	(74)
VA Growth Fund	7,039,619	544,898	(428,500)	7,756,933	28
VA Income Equity Fund	4,709,579	393,262	(160,809)	5,227,710	375
VA International Equity Fund	3,933,982	551,198	(256,368)	4,346,565	(113)
VA Macro 100 Fund	1,958,316	180,058	(82,802)	2,176,958	24
VA Mid Corp America Fund	1,554,602	290,754	(460,572)	3,508,413	(1)
VA Situs Fund	975,502	132,382	(83,073)	1,098,705	1
VA Mortgage Securities Fund	2,551,075	268,281	(109,719)	2,782,767	(197)

(4)	Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Huntington Real Strategies Fund owns a 96% interest in Scotts Gahanna LLC. The VA Real Strategies Fund is an affiliate of the Huntington Real Strategies Fund, and together they own 100% of Scotts Gahanna LLC.

(5)	VA Balanced Fund Structure

The VA Balanced Fund (“Investing Fund”), in accordance with its prospectus, seeks to achieve its investment objectives by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Investing Fund incur expenses of both the Investing Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6)	Investment Transactions

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2012, were as follows:

Fund	Purchases	Sales
VA Balanced Fund	$4,072,879	$2,363,363
VA Dividend Capture Fund	17,268,207	17,473,577
VA Growth Fund	8,280,667	8,260,922
VA Income Equity Fund	20,106,012	20,027,919
VA International Equity Fund	4,873,905	2,811,942
VA Macro 100 Fund	3,034,828	2,510,382
VA Mid Corp America Fund	18,806,767	10,815,960
VA Real Strategies Fund	747,491	625,194
VA Rotating Markets Fund	6,601,229	7,049,263
VA Situs Fund	4,739,473	2,077,825
VA Mortgage Securities Fund	3,146,940	2,537,130

Purchases and sales of long-term U.S. government securities for the six months ended June 30, 2012 were as follows:

Fund	Purchases	Sales
VA Mortgage Securities Fund	$2,818,443	$2,480,360

(7)	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of

66

Huntington Funds

Notes to Financial Statements (continued)

June 30, 2012

these actions could have a sever effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate. Fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

(8)	Line of Credit

The Trust participates in a short-term credit agreement (“Line of Credit”) with Citibank, N.A. (“Citi”). Under the terms of the agreement, the Trust may borrow up to $20 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citi receives an annual facility fee of 0.10% on $20 million for providing the Line of Credit. Each fund in the Trust pays a pro-rata portion of this facility fee plus any interest on amounts borrowed. For the six months ended June 30, 2012, Citi earned approximately $1,006 of interest for the Line of Credit fee from the Trust. The Funds did not utilize the Line of Credit during the six months ended June 30, 2012.

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Huntington Funds

Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2012 to June 30, 2012.

Actual Expenses. The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line together with the amount you invested to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as withdrawal charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the separate accounts, variable annuity contracts or variable life insurance policies. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value, January 1, 2012	Ending Account Value, June 30, 2012	Expenses Paid During Period(1)	Annualized Expense Ratio
VA Balanced Fund
Actual	$1,000.00	$1,051.60	$0.52	0.10%
Hypothetical(2)	$1,000.00	$1,024.36	$0.51	0.10%
VA Dividend Capture Fund
Actual	$1,000.00	$1,061.60	$4.80	0.94%
Hypothetical(2)	$1,000.00	$1,020.20	$4.71	0.94%
VA Growth Fund
Actual	$1,000.00	$1,083.30	$5.00	0.96%
Hypothetical(2)	$1,000.00	$1,020.07	$4.85	0.96%
VA Income Equity Fund
Actual	$1,000.00	$1,059.90	$4.89	0.95%
Hypothetical(2)	$1,000.00	$1,020.12	$4.79	0.95%
VA International Equity Fund
Actual	$1,000.00	$1,030.10	$4.96	0.98%
Hypothetical(2)	$1,000.00	$1,019.98	$4.94	0.98%
VA Macro 100 Fund
Actual	$1,000.00	$1,061.10	$5.60	1.09%
Hypothetical(2)	$1,000.00	$1,019.43	$5.49	1.09%
VA Mid Corp America Fund
Actual	$1,000.00	$1,076.20	$5.02	0.97%
Hypothetical(2)	$1,000.00	$1,020.03	$4.88	0.97%
VA Real Strategies Fund
Actual	$1,000.00	$1,002.40	$6.26	1.26%
Hypothetical(2)	$1,000.00	$1,018.61	$6.31	1.26%
VA Rotating Markets Fund
Actual	$1,000.00	$1,046.50	$5.44	1.07%
Hypothetical(2)	$1,000.00	$1,019.54	$5.37	1.07%

68

Huntington Funds

	Beginning Account Value, January 1, 2012	Ending Account Value, June 30, 2012	Expenses Paid During Period(1)	Annualized Expense Ratio
VA Situs Fund
Actual	$1,000.00	$1,072.10	$4.81	0.93%
Hypothetical(2)	$1,000.00	$1,020.22	$4.69	0.93%
VA Mortgage Securities Fund
Actual	$1,000.00	$1,027.00	$5.46	1.08%
Hypothetical(2)	$1,000.00	$1,019.47	$5.44	1.08%

(1)

Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period beginning January 1, 2012 through June 30, 2012. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2)	Hypothetical assumes 5% annual return before expenses.

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69

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

The Funds’ prospectus and summary prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. You may obtain a current copy of the Funds’ prospectus or summary prospectus by calling 1-800-253-0412.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonvafunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonvafunds.com by selecting “Form N-Q.”

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Administrator and Custodian of The Huntington Funds. Huntington Asset Services, Inc. serves as the Sub-Administrator and Sub-Fund Accountant and is affiliated with the Huntington National Bank. Additionally, Brown Brothers Harriman & Co. is the Sub-Custodian of certain of the Funds. Huntington Asset Advisors, Inc., a subsidiary of the Huntington National Bank, serves as Investment Advisor to the Funds. Unified Financial Securities, Inc. serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank.

Cusip 446327165

Cusip 446771206

Cusip 446771107

Cusip 446771701

Cusip 446771305

Cusip 446771503

Cusip 446771800

Cusip 446771875

Cusip 446771867

Cusip 446771883

Cusip 446327215

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Huntington Funds

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer

Date	8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer

Date	8/29/12

By (Signature and Title)*	/s/ Robert Silva
Robert Silva, Treasurer and Principal Financial Officer

Date	8/29/12